                                       REGISTRATION NUMBERS 333-152194/811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 141

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

             1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002-2910
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 656-3000

                           NICHOLAS D. LATRENTA, ESQ.
                                 GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER
                                 K & L GATES LLP
                                1601 K STREET, NW
                              WASHINGTON, DC 20006

                                    ---------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485.

[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                              GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We"). The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Loomis Sayles Global Markets
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Bond Debenture
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Mid Cap Value
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class B
  Dynamic Capital Appreciation                     MetLife Aggressive Strategy
     Portfolio -- Service Class 2                     Portfolio -- Class B
  Equity-Income Portfolio -- Initial Class         MFS(R) Emerging Markets Equity
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Research International
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          PIMCO Inflation Protected Bond
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Total Return Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES               Pioneer Fund Portfolio -- Class A
  Enterprise Portfolio                             Pioneer Strategic Income Portfolio -- Class
  Worldwide Portfolio                                 A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          T. Rowe Price Large Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class B
     All Cap                                     METROPOLITAN SERIES FUND
  Value Portfolio -- Class I                       Barclays Capital Aggregate Bond Index
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class D
     Value Portfolio -- Class I                    BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        BlackRock Diversified Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Large Cap Value
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social Awareness                              BlackRock Legacy Large Cap Growth
  Portfolio                                           Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Money Market Portfolio -- Class E
  Legg Mason Western Asset Variable High           Davis Venture Value Portfolio -- Class A
     Income Portfolio                              FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         Jennison Growth Portfolio -- Class A
  American Funds Balanced Allocation               MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Growth Allocation                 MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Moderate Allocation               MetLife Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate to Aggressive Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Stock Index Portfolio -- Class A
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      MSCI EAFE(R) Index Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Russell 2000(R) Index Portfolio -- Class A
     A                                             T. Rowe Price Large Cap Growth
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Small Cap Growth
  Legg Mason ClearBridge Aggressive Growth            Portfolio -- Class B
     Portfolio -- Class B                          Western Asset Management U.S. Government
                                                      Portfolio -- Class A



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    14
403(b) Plan Termination.................................................    14
The Annuity Contract....................................................    14
  Civil Unions..........................................................    15
  Contract Owner Inquiries..............................................    15
  Allocated Contracts...................................................    15
  Unallocated Contracts.................................................    15
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    16
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    23
  Met Investors Series Trust -- Asset Allocation Portfolios.............    23
Charges and Deductions..................................................    23
  General...............................................................    23
  Surrender Charge......................................................    24
  Free Withdrawal Allowance.............................................    25
  Mortality and Expense Risk Charge.....................................    25
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    26
  Administrative Charge.................................................    26
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    27
  Changes in Taxes Based upon Premium or Value..........................    27
  Account Reduction Loan Fees...........................................    27
Transfers...............................................................    27
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    30
  Systematic Withdrawals................................................    31
  Account Reduction Loans...............................................    31
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    32
  Annuitant.............................................................    32
Death Benefit...........................................................    32
  Death Benefit Proceeds Prior to the Maturity Date.....................    32
  Payment of Proceeds...................................................    33
  Death Proceeds after the Maturity Date................................    34
  Total Control Account.................................................    34
The Annuity Period......................................................    34
  Maturity Date.........................................................    34
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    35
  Election of Options...................................................    35
  Retired Life Certificate..............................................    36
  Allocation of Cash Surrender Value During the Annuity Period..........    36
  Annuity Options.......................................................    36
  Variable Liquidity Benefit............................................    37
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    39
  Contract Value........................................................    40
  Suspension of Payments................................................    40
  Misstatement..........................................................    40
  Funding Options.......................................................    40
The Separate Account....................................................    40
  Performance Information...............................................    41
Federal Tax Considerations..............................................    41
  General...............................................................    42
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    43
  Separate Account Charges..............................................    43
  Qualified Contracts...................................................    43
  TSAs (ERISA and non-ERISA) - 403(b)...................................    46
  457(b) Plans..........................................................    48
  403(a)................................................................    49
  KEOGH.................................................................    49
  401(k)................................................................    49
  Non-Qualified Annuities...............................................    49
  Puerto Rico Tax Considerations........................................    52
Other Information.......................................................    55
  The Insurance Company.................................................    55
  Financial Statements..................................................    55
  Distribution of the Contracts.........................................    55
  Conformity with State and Federal Laws................................    57
  Voting Rights.........................................................    57
  Contract Modification.................................................    58
  Postponement of Payment (the "Emergency Procedure")...................    58
  Restrictions on Financial Transactions................................    58
  Legal Proceedings.....................................................    58
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Premium Tax Table...........................................   G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.


DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.


PAYMENT OPTION -- an Annuity or income option elected under Your Contract.



PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.


WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.



YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.



YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                               GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.


During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.


Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.



If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.


During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.


For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

                                             YEARS SINCE
  CONTINGENT DEFERRED SALES CHARGE      PURCHASE PAYMENT MADE    PERCENTAGE
------------------------------------    ---------------------    ----------
As a percentage of Purchase Payments             0-5                 5%
                                                  6+                 0%


                                       OR

           SURRENDER CHARGE              CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00

---------
(1)   Loans will be charged an initial set-up fee of $75.00.

VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts
  only).............................................................   $15


                                    AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE (As a percentage of amounts
  allocated to the Funding Options under allocated Contracts).......   0.10%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES(3)

(As a percentage of average daily net assets of the Separate Account)


MORTALITY AND EXPENSE RISK FEES(4)...........................................    1.20%




(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value
      Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio
      -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.: and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.65%




UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio -- Service Class
     2...........................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Equity-Income
     Portfolio -- Initial Class..     0.46%          --        0.10%            --            0.56%           --          0.56%
  High Income
     Portfolio -- Initial
     Class+......................     0.57%          --        0.12%            --            0.69%           --          0.69%
  Mid Cap Portfolio -- Service
     Class 2.....................     0.56%        0.25%       0.10%            --            0.91%           --          0.91%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.15%        0.25%       0.25%            --            1.65%           --          1.65%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Worldwide Portfolio............     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.37%           0.99%           --          0.99%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.01%          0.39%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.36%           0.98%           --          0.98%
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.62%        0.25%       0.03%            --            0.90%           --          0.90%
  Loomis Sayles Global Markets
     Portfolio -- Class A........     0.70%          --        0.10%            --            0.80%           --          0.80%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B........     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income Portfolio
     -- Class A..................     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class E........     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class A........     0.52%          --        0.10%            --            0.62%           --          0.62%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%



---------

+ Not available under all Contracts. Availability depends on Contract issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.



Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.


These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1 -- MAXIMUM EXPENSE WITH CONTINGENT DEFERRED SALES CHARGE



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $814       $1,408      $2,075      $3,392      $314        $958       $1,625
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  988      $1,361      $1,895      $177        $538       $  911
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,392
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,895






EXAMPLE 2 -- MAXIMUM EXPENSE WITH SURRENDER CHARGE



                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $814       $1,318      $1,895      $3,392      $314        $958       $1,625
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  898      $1,181      $1,895      $177        $538       $  911
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,392
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,895



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS



Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.



If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.



If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered Annuity ERISA Plan.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.


The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m.

Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.




             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio -- Service Class 2                                         Company
                                                                       Subadviser: FMR Co., Inc.
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company
                                   potential for capital               Subadviser: FMR Co., Inc.
                                   appreciation. The fund's goal is
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the S&P
                                   500(R) Index.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class+                           income, while also considering      Company
                                   growth of capital.                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio                Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  C
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.




Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.


A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.



The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner or Annuitant;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date You make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2


     -    transfers to an Employer Stock Fund


     -    certain Plan expenses, as mutually agreed upon


     -    annuitization under this Contract or another contract issued by Us



     - if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree



     - to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)


For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

Withdrawals pursuant to a request to divide Contract Value due to a divorce or separation instrument may be subject to surrender charges, if permissible under tax law.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX



Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.




CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio
-- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing activity or disruptive trading of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We will terminate Your participation in the DCA Program upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

      (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or


     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).


If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.



If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE        The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE            The Beneficiary (ies), or     Unless the Beneficiary        Yes
ANNUITANT)                   if none, to the Contract      elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or     Unless the Beneficiary        Yes
CONTRACT OWNER)              if none, to the Contract      elects to continue the
                             Owner.                        Contract rather than
                                                           receive the distribution.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE        See death of "owner who is                                  Yes
CONTRACT OWNER)              the Annuitant" above.
------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A  The Beneficiary (ies) (e.g.                                 Yes (Death of
NONNATURAL ENTITY/TRUST)     the trust) or if none, to                                   Annuitant is
                             the owner.                                                  treated as
                                                                                         death of the
                                                                                         owner in
                                                                                         these
                                                                                         circum-
                                                                                         stances.)

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
------------------------------------------------------------------------------------------------------
BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------
                                                                                           MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                       PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:      UNLESS...                         APPLY*
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OWNER/ANNUITANT              The Beneficiary(ies), or if   Unless the Beneficiary        Yes
                             none, to the Contract         elects to continue the
                             Owner's estate.               Contract rather than
                                                           receive the distribution.
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BENEFICIARY                  No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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CONTINGENT BENEFICIARY       No death proceeds are                                       N/A
                             payable; Contract
                             continues.
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* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95(th) birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.



Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.


We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.


IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:


If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.


If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.


For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.


If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.


We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 457(b), 403(a), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 457(b), 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                             --------------------------------------------
                                                            TYPE OF CONTRACT
-----------------------------------------------------------------------------------------
                                               401(K)
                                                AND     403(B)  457(B)-             NON-
                                               KEOGH     -TSA     (2)     403(A)    QUAL
-----------------------------------------------------------------------------------------
In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X(1)     X(1)     X
or life expectancy (SEPP)
-----------------------------------------------------------------------------------------

After You die                                    X        X        X        X        X
-----------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
-----------------------------------------------------------------------------------------

To pay deductible medical expenses               X        X        X        X
-----------------------------------------------------------------------------------------

After Separation from service if You are
over 55 at time of separation(1)                 X        X        X        X
-----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies           X        X        X        X
-----------------------------------------------------------------------------------------

Pursuant to qualified domestic relations
orders                                           X        X        X        X
-----------------------------------------------------------------------------------------
Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
-----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).


If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.



Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).


Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.


Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.


Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.



Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).


In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax advisor as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).


Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.


If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.


Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.


You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS


If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.


The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.


Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH


A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax advisor about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


NON-QUALIFIED ANNUITIES



     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.



     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.



     - Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.



     - Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified Annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.



     - Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.



     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.



     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.



     - When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.



     - In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.



PURCHASE PAYMENTS



Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.



PARTIAL AND FULL WITHDRAWALS



Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.



ANNUITY PAYMENTS



Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.



Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.



Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.



Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/ reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.



We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.



If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



DEATH BENEFITS



The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).



If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.



If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.



If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.



In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.



Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.



If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.



After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.



DIVERSIFICATION



In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.



INVESTOR CONTROL



In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



CHANGES TO TAX RULES AND INTERPRETATIONS



Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.



     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.



     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.



We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.




PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.


From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS



A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.



The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.



When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity Payment received.



The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.



If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.



A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.



Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.




A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") Plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.


b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity Contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2), 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.



The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.



This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.


An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.


Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.


a. Contributions


          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds' shares in connection with the Contract: the American Funds(R) Growth Fund, the American Funds(R) Global Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.


Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------



                         CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)




The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.655          1.499         3,069,218
                                                       2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.657          1.053         1,242,629

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.406          1.337         4,214,472
                                                       2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.479          0.860         2,766,884

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.217          1.188         2,709,698
                                                       2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.308          0.842         1,185,410

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.665          1.609         5,678,027
                                                       2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount
  (Service Class 2) (5/01)...........................  2011      1.294          1.251            68,707
                                                       2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      2.017          2.024            61,065
                                                       2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.617          1.672             1,867
                                                       2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.521          2.234         2,584,570
                                                       2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.404          2.011           189,511
                                                       2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.528          1.358           383,587
                                                       2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.345          1.315           469,253
                                                       2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.913          0.780            99,145
                                                       2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.108          1.129         1,101,481
                                                       2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.362          1.461            28,342
                                                       2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.227          1.145           893,033
                                                       2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.355          1.306         1,331,029

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.649          1.629           166,723
                                                       2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.787          1.865           790,456
                                                       2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.426          1.437           546,075
                                                       2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.135          1.226                 0
                                                       2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.061          2.048           111,826
                                                       2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.061          1.051                --
                                                       2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      2.024          2.061            32,924
                                                       2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.993          2.033         1,126,789
                                                       2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.593          1.561           863,101

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.265          1.260            32,311
                                                       2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.938          0.883         1,353,015
                                                       2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.240          1.108             3,579
                                                       2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.090          0.813            36,448

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.011          0.984           199,530
                                                       2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.962          0.911           207,415
                                                       2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.036          1.032            88,986
                                                       2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      2.008          1.717                --
                                                       2010      1.732          2.008                --
                                                       2009      1.121          1.732                --
                                                       2008      1.793          1.121                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.348          1.328            14,554
                                                       2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.231          0.804            31,883

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.776          2.557         4,592,561
                                                       2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.677          2.525           527,129
                                                       2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      2.518          1.603           445,991

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.818          0.840            32,487
                                                       2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.696          0.742                --
                                                       2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.358          3.296             9,132
                                                       2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.209          2.302            89,531
                                                       2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.338          1.281           159,576
                                                       2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.287          0.852           162,716

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.093          0.941           373,843

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.764          3.052            95,800
                                                       2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.397          1.240           407,878
                                                       2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.093          1.011           100,028
                                                       2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.932          0.917           321,699
                                                       2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.286          1.425           694,688
                                                       2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.133          1.018           879,320

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.854          1.901         6,897,380
                                                       2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.613          1.530           106,516
                                                       2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.348          2.419           684,209
                                                       2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.630          5.372                --
                                                       2010      4.840          5.630                --
                                                       2009      4.113          4.840                --
                                                       2008      6.150          4.113                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.360          1.231         1,680,695
                                                       2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.416          1.302         1,323,664

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.154          2.302         1,164,754
                                                       2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.503          1.447            55,452
                                                       2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.797          1.903           860,094
                                                       2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.795          1.852         1,093,351
                                                       2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.183          1.200           622,195
                                                       2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.315          1.190         1,624,034
                                                       2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2010      1.416          1.411                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.172           370,706
                                                       2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.483          1.382         1,141,787
                                                       2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.647          1.078           832,281

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.913          0.909            44,597
                                                       2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.008          1.096                --
                                                       2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.237          1.270           105,207
                                                       2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.190          1.195           569,123
                                                       2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.137          1.115         2,288,618
                                                       2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.081          1.034         1,205,580
                                                       2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.078          2.104         2,985,130
                                                       2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.330          2.367         2,608,318
                                                       2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.374          1.378           426,155
                                                       2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.687          1.467         1,017,526
                                                       2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.071          0.977           485,285
                                                       2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.989          1.896           746,055
                                                       2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.556          1.526            17,174
                                                       2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.996          2.013           661,884
                                                       2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.057          2.161           286,013
                                                       2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723






                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.063          2.175                --
                                                       2006      1.810          2.063         2,006,190
                                                       2005      1.751          1.810         2,036,362
                                                       2004      1.604          1.751         2,117,372
                                                       2003      1.266          1.604         1,886,932
                                                       2002      1.651          1.266         1,708,717

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.580          1.421            85,429
                                                       2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.611          1.020            45,655

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.342          1.268           129,610
                                                       2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.438          0.832            55,973

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.162          1.126           162,036
                                                       2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.272          0.815            97,515

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.657          1.736                --
                                                       2006      1.564          1.657           423,048
                                                       2005      1.523          1.564           439,178
                                                       2004      1.463          1.523           500,491
                                                       2003      1.256          1.463           490,597
                                                       2002      1.394          1.256           459,780

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.556          1.493           133,212
                                                       2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.210          1.161            48,406
                                                       2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.826          1.820           505,375
                                                       2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111
                                                       2008      2.208          1.250         1,027,207
                                                       2007      2.203          2.208         1,083,001
                                                       2006      1.857          2.203         1,286,371
                                                       2005      1.777          1.857         1,512,625
                                                       2004      1.614          1.777         1,487,531
                                                       2003      1.255          1.614         1,360,272
                                                       2002      1.530          1.255         1,219,087

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.056          1.889                --
                                                       2007      1.641          2.056           952,149
                                                       2006      1.556          1.641         1,261,066
                                                       2005      1.490          1.556         1,277,223
                                                       2004      1.460          1.490         1,304,854
                                                       2003      1.113          1.460         1,248,844
                                                       2002      1.614          1.113         1,129,017

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.464          1.503            58,445
                                                       2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998
                                                       2008      1.238          0.917            77,680
                                                       2007      1.220          1.238            98,762
                                                       2006      1.112          1.220            98,035
                                                       2005      1.096          1.112            96,394
                                                       2004      1.014          1.096           168,222
                                                       2003      0.807          1.014           163,263
                                                       2002      0.790          0.807           153,074

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074           126,174
                                                       2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.295          1.906            54,704
                                                       2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287            86,855
                                                       2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.372          2.513                --
                                                       2006      1.980          2.372           665,934
                                                       2005      1.931          1.980           709,734
                                                       2004      1.688          1.931           700,415
                                                       2003      1.292          1.688           602,756
                                                       2002      1.366          1.292           533,846

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.050          2.393                --
                                                       2005      1.904          2.050           871,027
                                                       2004      1.660          1.904           891,046
                                                       2003      1.268          1.660           841,902
                                                       2002      1.572          1.268           779,945

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.257          1.220            64,934
                                                       2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.853          0.724            48,590
                                                       2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.036          1.048           146,999
                                                       2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.250          1.331           116,186
                                                       2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.147          1.062           238,079
                                                       2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.299          1.247           268,175

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.512          1.483            62,707
                                                       2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.641          1.700           121,660
                                                       2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.332          1.333            38,525
                                                       2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.028          1.107                 0
                                                       2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.865          1.841           319,925
                                                       2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                --
                                                       2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.833          1.853            28,211
                                                       2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.817          1.841           152,276
                                                       2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.490          1.454           178,313

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.161          1.148            31,214
                                                       2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849           214,722
                                                       2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.199          1.064            12,151
                                                       2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.074          0.798            10,544

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            25,097
                                                       2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888            28,125
                                                       2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            32,628
                                                       2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.886          1.601                --
                                                       2010      1.637          1.886                --
                                                       2009      1.067          1.637                --
                                                       2008      1.716          1.067                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.297          1.270             3,694
                                                       2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.207          0.784             5,046

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.513          2.299           859,758
                                                       2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.457          2.301            75,624
                                                       2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      2.354          1.492           100,242

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            22,183
                                                       2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                --
                                                       2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.040          2.963           406,829
                                                       2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.041          2.112             8,728
                                                       2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.277          1.214            16,045
                                                       2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.251          0.825             3,087

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.053          0.903           254,455

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.456          2.783            11,908
                                                       2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.306          1.151            84,500
                                                       2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.021          0.938            46,266
                                                       2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850         1,216,956
                                                       2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.240          1.364             1,650
                                                       2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.112          0.995                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765           380,614
                                                       2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.460          1.376           168,628
                                                       2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.125          2.174            59,778
                                                       2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      4.858          4.603                --
                                                       2010      4.206          4.858                --
                                                       2009      3.599          4.206                --
                                                       2008      5.407          3.599                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.298          1.166           133,300
                                                       2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.387          1.269           152,474

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.949          2.069            94,698
                                                       2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.380          1.319           198,483
                                                       2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.638          1.723           172,061
                                                       2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.624          1.664           459,023
                                                       2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122             2,090
                                                       2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.197          1.076           511,043
                                                       2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.277          1.260           343,240
                                                       2010      1.288          1.277           587,116

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.067           410,888
                                                       2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.350          1.249           226,609
                                                       2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.527          0.995           198,176

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            39,416
                                                       2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.974          1.057                --
                                                       2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.196          1.219           416,019
                                                       2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.150          1.147           313,840
                                                       2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.099          1.070         1,453,446
                                                       2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.045          0.992           221,593
                                                       2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.881          1.891           891,119
                                                       2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.157          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.109          2.128           664,709
                                                       2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306            15,183
                                                       2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.527          1.319            54,300
                                                       2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.037          0.939           730,186
                                                       2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.800          1.704            76,687
                                                       2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.429          1.392            17,990
                                                       2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.831          1.834           157,641
                                                       2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.862          1.942           205,750
                                                       2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.



Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class E and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio-Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio-Class A and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio-Class E and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio-Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio-Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio-Class B and is no longer available as a Funding Option.

                                   APPENDIX B

--------------------------------------------------------------------------------



              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGE





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index Portfolio-Class A
     Class A




UNDERLYING FUND MERGER REORGANIZATION



The former Underlying Fund was merged with and into the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation Portfolio-  Jennison Growth Portfolio-Class A
     Class A

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                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Equity-Income Portfolio           Fidelity VIP Equity-Income
  Products                                                               Portfolio(R)
Fidelity(R) Variable Insurance      High Income Portfolio             Fidelity VIP High Income
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


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                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 15

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                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


     -    Barclays Capital Aggregate Bond Index Portfolio

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Fidelity((R) )VIP High Income Portfolio

     -    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

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                                   APPENDIX G

--------------------------------------------------------------------------------



                                PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                                            401(K)
                                            KEOGH        403(B)       403(A)       457(B)        IRA       NON-QUALIFIED
                                          CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS      CONTRACTS
                                          ---------    ---------    ---------    ---------    ---------    -------------
California.............................      0.5%         0.5%         0.5%        2.35%         0.5%          2.35%
Florida(1).............................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Maine..................................        --           --           --         2.0%           --           2.0%
Nevada.................................        --           --           --         3.5%           --           3.5%
Puerto Rico(2).........................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
South Dakota(3)........................        --           --           --        1.25%           --          1.25%
West Virginia..........................      1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Wyoming................................        --           --           --         1.0%           --           1.0%



---------



1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, that are taxable at 1%.


2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Mid Cap Value
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP(R) TRUST -- STANDARD CLASS            MetLife Aggressive Strategy
  Delaware VIP(R) Small Cap Value Series              Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     MFS(R) Emerging Markets Equity
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          MFS(R) Research International
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          PIMCO Total Return Portfolio -- Class B
     Fund                                          Pioneer Fund Portfolio -- Class A
  Templeton Foreign Securities Fund                Pioneer Strategic Income Portfolio -- Class
JANUS ASPEN SERIES -- SERVICE SHARES                  A
  Enterprise Portfolio                             T. Rowe Price Large Cap Value
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason ClearBridge Variable                  Third Avenue Small Cap Value
     Appreciation Portfolio -- Class I                Portfolio -- Class B
  Legg Mason ClearBridge Variable Equity           Van Kampen Comstock Portfolio -- Class B
     Income Builder Portfolio -- Class I         METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Variable Fundamental      Barclays Capital Aggregate Bond Index
     All Cap Value Portfolio -- Class I               Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Aggressive Growth
     Growth Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason ClearBridge Variable Small Cap        BlackRock Bond Income Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Diversified Portfolio -- Class A
  Legg Mason Investment Counsel Variable           BlackRock Large Cap Value
     Social Awareness Portfolio                       Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Legacy Large Cap Growth
  Legg Mason Western Asset Variable High              Portfolio -- Class A
     Income Portfolio                              BlackRock Money Market Portfolio -- Class A
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class A
  American Funds(R) Balanced Allocation            FI Value Leaders Portfolio -- Class D
     Portfolio -- Class C                          Jennison Growth Portfolio -- Class A
  American Funds(R) Growth Allocation              MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds(R) Moderate Allocation            MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MetLife Stock Index Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Total Return Portfolio -- Class F
  Harris Oakmark International                     MFS(R) Value Portfolio -- Class A
     Portfolio -- Class A                          MSCI EAFE(R) Index Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class      Oppenheimer Global Equity
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Russell 2000(R) Index Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              T. Rowe Price Large Cap Growth
  Legg Mason ClearBridge Aggressive Growth            Portfolio -- Class B
     Portfolio -- Class B                          T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.



This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    13
The Annuity Contract and Your Retirement Plan...........................    13
  403(b) Plan Terminations..............................................    13
The Annuity Contract....................................................    14
  Civil Unions..........................................................    15
  Contract Owner Inquiries..............................................    15
  Allocated Contracts...................................................    15
  Unallocated Contracts.................................................    15
  Purchase Payments.....................................................    15
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    16
  The Funding Options...................................................    16
  Metropolitan Series Fund Asset Allocation Portfolios..................    22
  Met Investors Series Trust -- Asset Allocation Portfolios.............    22
Charges and Deductions..................................................    23
  General...............................................................    23
  Surrender Charge......................................................    24
  Free Withdrawal Allowance.............................................    25
  Mortality and Expense Risk Charge.....................................    25
  Funding Option Expenses...............................................    25
  Variable Liquidity Benefit Charge.....................................    25
  Administrative Charge.................................................    25
  TPA Administrative Charges............................................    26
  Premium Tax...........................................................    26
  Changes in Taxes Based upon Premium or Value..........................    26
  Account Reduction Loan Fees...........................................    26
Transfers...............................................................    27
  Market Timing/Excessive Trading.......................................    27
  Dollar Cost Averaging.................................................    29
Access to Your Money....................................................    30
  Systematic Withdrawals................................................    30
  Account Reduction Loans...............................................    31
Ownership Provisions....................................................    31
  Types of Ownership....................................................    31
  Contract Owner........................................................    31
  Beneficiary...........................................................    31
  Annuitant.............................................................    31
Death Benefit...........................................................    31
  Death Benefit Proceeds Prior to the Maturity Date.....................    32
  Payment of Proceeds...................................................    32
  Death Proceeds after the Maturity Date................................    33
  Total Control Account.................................................    33
The Annuity Period......................................................    33
  Maturity Date.........................................................    33
  Allocation of Annuity.................................................    34
  Variable Annuity......................................................    34
  Fixed Annuity.........................................................    34
  Election of Options...................................................    34
  Retired Life Certificate..............................................    35
  Allocation of Cash Surrender Value During the Annuity Period..........    35
  Annuity Options.......................................................    35
  Variable Liquidity Benefit............................................    36
Miscellaneous Contract Provisions.......................................    37
  Right to Return.......................................................    37
  Termination of Allocated Contracts....................................    37
  Contract Exchanges....................................................    38
  Suspension of Payments................................................    39
  Misstatement..........................................................    39
  Funding Options.......................................................    39
The Separate Account....................................................    39
  Performance Information...............................................    40
Federal Tax Considerations..............................................    40
  General...............................................................    41
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    42
  Separate Account Charges..............................................    42
  Qualified Contracts...................................................    42
  TSAs (ERISA and non-ERISA) - 403(b)...................................    45
  457(b) Plans..........................................................    47
  403(a)................................................................    47
  KEOGH.................................................................    47
  401(k)................................................................    48
  Puerto Rico Tax Considerations........................................    48
Other Information.......................................................    50
  The Insurance Company.................................................    50
  Financial Statements..................................................    50
  Distribution of the Contracts.........................................    50
  Conformity with State and Federal Laws................................    52
  Voting Rights.........................................................    53
  Contract Modification.................................................    53
  Postponement of Payment (the "Emergency Procedure")...................    53
  Restrictions on Financial Transactions................................    53
  Legal Proceedings.....................................................    53
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1
Appendix G: Premium Tax Table...........................................   G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.


DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.


PAYMENT OPTION -- an Annuity or income option elected under Your Contract.



PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.


WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.



YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.



YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                            GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.


During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.


Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.


You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum Subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.


If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.


Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5% which are applicable only in certain jurisdictions, see Appendix G) which may be applicable.



CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------
SURRENDER CHARGE:...........................................................     5%   (1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.......................................    $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE......................................    $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:..........................................     5%   (3)



As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE FUNDING OPTIONS UNDER ALLOCATED
CONTRACTS)                                                                        0.10%
----------------------------------------------------------------------------      -----



MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)            1.20%(4)
---------------------------------------------------------------------            --------



---------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

CONTRACT YEAR    SURRENDER CHARGE
-------------    ----------------
     0-2                5%
     3-4                4%
     5-6                3%
     7-8                2%
      9+                0%


(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%



(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Legg Mason Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio
      -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.




MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.65%
                                                                          -----      -----





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
DELAWARE VIP(R) TRUST -- STANDARD
  CLASS
  Delaware VIP(R) Small Cap Value
     Series......................     0.73%          --        0.08%            --            0.81%         0.00%         0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio+..................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.15%        0.25%       0.25%            --            1.65%           --          1.65%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Worldwide Portfolio+...........     0.66%        0.25%       0.05%            --            0.96%           --          0.96%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I+.......     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I+.......     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable High Income
     Portfolio...................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  American Funds(R) Balanced
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.37%           0.99%           --          0.99%
  American Funds(R) Growth
     Allocation
     Portfolio -- Class C........     0.07%        0.55%       0.01%          0.39%           1.02%           --          1.02%
  American Funds(R) Moderate
     Allocation
     Portfolio -- Class C........     0.06%        0.55%       0.01%          0.36%           0.98%           --          0.98%
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio -- Class A........     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.62%        0.25%       0.03%            --            0.90%           --          0.90%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B........     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B+.......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Large Cap Value
     Portfolio -- Class B........     0.63%        0.25%       0.03%            --            0.91%         0.03%         0.88%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class A........     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class A........     0.62%          --        0.02%            --            0.64%         0.07%         0.57%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
  VT Small Cap Value Fund+.......     0.75%        0.25%       0.39%          0.01%           1.40%         0.25%         1.15%



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.


The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $795       $1,263      $1,807      $3,238      $295        $903       $1,537
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $657       $  841      $1,088      $1,723      $157        $481       $  818
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,238
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,723



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS





Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.



If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.



If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered annuity ERISA Plan.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit,

Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

CIVIL UNIONS


Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.


The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.




             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company
DELAWARE VIP(R)
  TRUST -- STANDARD CLASS
Delaware VIP(R) Small Cap Value    Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio+               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I+                                                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I+            secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset           Seeks high current income as its    Legg Mason Partners Fund
  Variable High Income Portfolio   primary objective and capital       Advisor, LLC
                                   appreciation as its secondary       Subadvisers: Western Asset
                                   objective.                          Management Company; Western
                                                                       Asset Management Company Limited
MET INVESTORS SERIES TRUST
American Funds(R) Balanced         Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
American Funds(R) Growth           Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  C
American Funds(R) Moderate         Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, LLC
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Invesco Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Advisers,
                                                                       Inc.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason ClearBridge             Seeks capital appreciation.         MetLife Advisers, LLC
  Aggressive Growth                                                    Subadviser: ClearBridge
  Portfolio -- Class B                                                 Advisors, LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley Mid Cap Growth      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management Inc.
PIMCO Inflation Protected Bond     Seeks maximum real return,          MetLife Advisers, LLC
  Portfolio -- Class A             consistent with preservation of     Subadviser: Pacific Investment
                                   capital and prudent investment      Management Company LLC
                                   management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
VT Small Cap Value Fund+           Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC
                                                                       Subadviser: Wells Capital
                                                                       Management Incorporated



---------

+ Not available under all Contracts. Availability depends on Contract issue date.





Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".



METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.


A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS


The American Funds Balanced Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.


The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and


     -    the distribution of various reports to Contract Owners.


Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



SURRENDER CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.



We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon


     -    annuitization under this Contract or another contract issued by Us



     - if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

     - to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed from this Contract.)


For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.



For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX



Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.




CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Janus Aspen Series Worldwide Portfolio, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying

Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the

Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

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TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

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Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or


     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).


If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.



If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.



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                                                                                 MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL              PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:               APPLY*
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OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
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BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
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CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
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* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

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MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. (This requirement may be changed by Us.) Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York on or after April 30, 2007 and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date. (These requirements may be changed by Us.)

ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.



Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the

Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.


We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.


IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:


If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.


If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.


For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.


If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.


     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.


     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

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The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.


You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), 403(a), 457(b), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                401(K)
                                                      457(B)-    AND     403(B)
                                                        (2)     KEOGH     -TSA    403(A)
----------------------------------------------------------------------------------------
In a series of substantially equal payments made
annually (or more frequently) for life or life           X(1)     X(1)     X(1)     X(1)
expectancy (SEPP)
----------------------------------------------------------------------------------------

After You die                                            X        X        X        X
----------------------------------------------------------------------------------------

After You become totally disabled (as defined in the
Code)                                                    X        X        X        X
----------------------------------------------------------------------------------------

To pay deductible medical expenses                       X        X        X        X

----------------------------------------------------------------------------------------

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                401(K)
                                                       457(-     AND     403(B)
                                                       B)(2)    KEOGH     -TSA    403(A)
----------------------------------------------------------------------------------------
After Separation from service if You are over 55 at
time of separation(1)                                    X        X        X        X
----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                   X        X        X        X
----------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders          X        X        X        X
----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.


If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.



Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).


Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.


Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING


For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.


Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.


In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.



Otherwise, You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).



In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.



If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).


Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).


If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.


If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.


Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.

TAX SHELTERED ANNUITIES (ERISA AND NON-ERISA) - 403(B)

Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan Terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

     - Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.


You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.


SECTION 403(B) COLLATERALIZED LOANS


If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any Fixed Account Value and only up to certain limits. In that case, We credit Your Fixed Account Value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

Recently enacted legislation allows (but does not require) governmental 457(b) Plans to permit Participants to make designated Roth contributions to a designated Roth account under the Plan. This new legislation also allows (but does not require) such Plans to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your Annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.


Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.


403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.


KEOGH PLANS



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.


See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.


From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.



Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.



No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN


A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.



Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.



The trust created under the qualified plan is exempt from tax on its investment income.


a. Contributions


          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions


          The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.



          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.



Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.



A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.



The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


c. Rollover


          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN


A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.



This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.


Similar to a qualified plan, the Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.


a. Contributions


          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.


          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.


b. Distributions


          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.




We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following Underlying Funds for the services it provides in marketing the Underlying Funds shares in connection with the Contract: the American Funds(R) Global Growth Fund, the American Funds(R) Growth Fund, the American Funds(R) Growth-Income Fund, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.



From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.


The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.


Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------



                         CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)




The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      1.322          1.398                 --
                                                       2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.089          1.171                 --
                                                       2006      1.000          1.089              7,441

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      1.155          1.219                 --
                                                       2005      1.097          1.155                 --
                                                       2004      1.000          1.097                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      1.434          1.373                 --
                                                       2007      1.233          1.434             33,514
                                                       2006      1.205          1.233                 --
                                                       2005      1.123          1.205                 --
                                                       2004      1.000          1.123                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.714          1.557          2,852,663
                                                       2010      1.538          1.714          2,724,456
                                                       2009      1.084          1.538          2,563,147
                                                       2008      1.765          1.084          2,317,539
                                                       2007      1.541          1.765          1,422,141
                                                       2006      1.284          1.541                 --
                                                       2005      1.129          1.284                 --
                                                       2004      1.000          1.129                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.488          1.420          5,463,701
                                                       2010      1.257          1.488          5,331,596
                                                       2009      0.905          1.257          5,040,443
                                                       2008      1.619          0.905          4,385,050
                                                       2007      1.446          1.619          2,658,286
                                                       2006      1.316          1.446                 --
                                                       2005      1.136          1.316                 --
                                                       2004      1.000          1.136                 --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.253          1.226          2,985,433
                                                       2010      1.128          1.253          2,838,157
                                                       2009      0.862          1.128          2,658,398
                                                       2008      1.391          0.862          2,240,317
                                                       2007      1.328          1.391          1,795,305
                                                       2006      1.157          1.328                 --
                                                       2005      1.096          1.157                 --
                                                       2004      1.000          1.096                 --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      1.409          1.401                 --
                                                       2005      1.196          1.409         34,078,290
                                                       2004      1.000          1.196         32,746,008

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.051          2.158                 --
                                                       2006      1.553          2.051                 --
                                                       2005      1.217          1.553                 --
                                                       2004      1.000          1.217                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      1.221          1.615                 --
                                                       2005      1.143          1.221                 --
                                                       2004      1.000          1.143                 --

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      1.691          1.663          3,235,759
                                                       2010      1.282          1.691          3,156,510
                                                       2009      0.976          1.282          2,999,041
                                                       2008      1.395          0.976          2,725,428
                                                       2007      1.499          1.395          2,368,826
                                                       2006      1.294          1.499                 --
                                                       2005      1.186          1.294                 --
                                                       2004      1.000          1.186                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.357          1.304                 --
                                                       2007      1.270          1.357            191,848
                                                       2006      1.094          1.270                 --
                                                       2005      1.051          1.094                 --
                                                       2004      1.000          1.051                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.087          1.031                 --
                                                       2007      1.226          1.087          2,912,629
                                                       2006      1.185          1.226          1,764,552
                                                       2005      1.123          1.185          2,140,789
                                                       2004      1.000          1.123          2,182,428

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.169          1.229                 --
                                                       2006      1.092          1.169          7,009,717
                                                       2005      1.053          1.092          7,352,458
                                                       2004      1.000          1.053          8,060,351

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.536          1.489          6,306,029
                                                       2010      1.318          1.536          6,059,250
                                                       2009      0.975          1.318          5,556,240
                                                       2008      1.707          0.975          5,237,732
                                                       2007      1.460          1.707          4,778,682
                                                       2006      1.314          1.460                 --
                                                       2005      1.130          1.314                 --
                                                       2004      1.000          1.130                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.588          1.540            100,954
                                                       2010      1.350          1.588             83,216
                                                       2009      0.997          1.350             46,484
                                                       2008      1.706          0.997             38,637
                                                       2007      1.603          1.706             28,812
                                                       2006      1.413          1.603                 --
                                                       2005      1.174          1.413                 --
                                                       2004      1.000          1.174                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.198          1.206            130,864
                                                       2010      1.043          1.198            103,438
                                                       2009      0.804          1.043         13,588,022
                                                       2008      1.405          0.804         13,778,552
                                                       2007      1.388          1.405         14,773,307
                                                       2006      1.159          1.388         15,197,568
                                                       2005      1.098          1.159         15,652,636
                                                       2004      1.000          1.098         15,832,603

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      1.560          1.438                 --
                                                       2007      1.232          1.560         19,414,425
                                                       2006      1.157          1.232         19,603,528
                                                       2005      1.097          1.157         21,090,383
                                                       2004      1.000          1.097         22,829,808

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.504          1.560                 --
                                                       2010      1.326          1.504                  0
                                                       2009      0.924          1.326          1,929,209
                                                       2008      1.235          0.924          1,851,856
                                                       2007      1.205          1.235          1,865,547
                                                       2006      1.087          1.205          1,881,872
                                                       2005      1.061          1.087          1,705,182
                                                       2004      1.000          1.061          1,741,580

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      1.949          1.733          8,339,810
                                                       2010      1.521          1.949          8,237,681
                                                       2009      1.092          1.521          7,993,670
                                                       2008      1.813          1.092          7,407,254
                                                       2007      1.576          1.813          5,980,366
                                                       2006      1.407          1.576                 --
                                                       2005      1.195          1.407                 --
                                                       2004      1.000          1.195                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.207          1.425                 --
                                                       2005      1.095          1.207                 --
                                                       2004      1.000          1.095                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.377          1.994            424,056
                                                       2010      2.028          2.377            399,355
                                                       2009      1.178          2.028            341,011
                                                       2008      2.499          1.178            308,192
                                                       2007      1.946          2.499            204,563
                                                       2006      1.524          1.946                 --
                                                       2005      1.200          1.524                 --
                                                       2004      1.000          1.200                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.548          1.379          1,094,936
                                                       2010      1.432          1.548          1,015,476
                                                       2009      1.048          1.432            932,080
                                                       2008      1.763          1.048            869,498
                                                       2007      1.531          1.763            713,223
                                                       2006      1.265          1.531                 --
                                                       2005      1.151          1.265                 --
                                                       2004      1.000          1.151                 --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      1.444          1.535                 --
                                                       2006      1.193          1.444          6,087,115
                                                       2005      1.152          1.193          5,371,617
                                                       2004      1.000          1.152          5,197,684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      1.148          1.322                 --
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.225          1.487                 --
                                                       2005      1.128          1.225                 --
                                                       2004      1.000          1.128                 --

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.063          1.092                 --
                                                       2005      1.053          1.063          1,084,602
                                                       2004      1.000          1.053          1,392,610

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.154          1.197                 --
                                                       2005      1.075          1.154                 --
                                                       2004      1.000          1.075                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.831          1.795            606,912
                                                       2010      1.463          1.831            726,865
                                                       2009      1.016          1.463            727,333
                                                       2008      1.815          1.016            741,312
                                                       2007      1.495          1.815            294,544
                                                       2006      1.324          1.495                 --
                                                       2005      1.185          1.324                 --
                                                       2004      1.000          1.185                 --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      1.306          1.120            390,947
                                                       2010      1.134          1.306            412,847
                                                       2009      0.828          1.134            385,458
                                                       2008      1.504          0.828            358,193
                                                       2007      1.379          1.504            349,164
                                                       2006      1.173          1.379                 --
                                                       2005      1.115          1.173                 --
                                                       2004      1.000          1.115                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.176          1.334                 --
                                                       2005      1.134          1.176                 --
                                                       2004      1.000          1.134                 --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.254          1.341                 --
                                                       2006      1.172          1.254                 --
                                                       2005      1.106          1.172                 --
                                                       2004      1.000          1.106                 --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.358          1.387          1,097,469
                                                       2010      1.090          1.358          1,027,734
                                                       2009      0.812          1.090            984,624
                                                       2008      1.367          0.812            976,852
                                                       2007      1.351          1.367          1,041,254
                                                       2006      1.245          1.351                 --
                                                       2005      1.119          1.245                 --
                                                       2004      1.000          1.119                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.337          1.368                 --
                                                       2010      1.191          1.337                 --
                                                       2009      0.978          1.191                 --
                                                       2008      1.388          0.978             10,867
                                                       2007      1.284          1.388             13,862
                                                       2006      1.122          1.284                 --
                                                       2005      1.079          1.122                 --
                                                       2004      1.000          1.079                 --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      1.283          1.400                 --
                                                       2010      1.150          1.283             17,210
                                                       2009      0.945          1.150             13,565
                                                       2008      1.327          0.945             10,572
                                                       2007      1.250          1.327              9,880
                                                       2006      1.063          1.250                 --
                                                       2005      1.069          1.063                 --
                                                       2004      1.000          1.069                 --

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.138          1.224             73,017
                                                       2010      1.017          1.138                403
                                                       2009      0.830          1.017                403
                                                       2008      1.281          0.830                403
                                                       2007      1.264          1.281              5,800

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.276          1.193          1,869,530
                                                       2010      1.097          1.276          1,855,505
                                                       2009      0.851          1.097          1,786,894
                                                       2008      1.345          0.851          1,770,695
                                                       2007      1.333          1.345          1,899,164
                                                       2006      1.144          1.333                 --
                                                       2005      1.095          1.144                 --
                                                       2004      1.000          1.095                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.229          1.217            111,959
                                                       2010      1.122          1.229            110,712
                                                       2009      0.790          1.122            127,423
                                                       2008      1.264          0.790             85,876
                                                       2007      1.204          1.264             84,831
                                                       2006      1.155          1.204                 --
                                                       2005      1.101          1.155                 --
                                                       2004      1.000          1.101                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.231          1.288            503,867
                                                       2010      1.128          1.231            528,791
                                                       2009      0.909          1.128          1,469,016
                                                       2008      1.416          0.909          1,646,790
                                                       2007      1.367          1.416          1,659,898
                                                       2006      1.159          1.367                 --
                                                       2005      1.091          1.159                 --
                                                       2004      1.000          1.091                 --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.636          1.654            895,676
                                                       2010      1.311          1.636            878,024
                                                       2009      0.921          1.311            841,665
                                                       2008      1.558          0.921            834,719
                                                       2007      1.421          1.558            859,761
                                                       2006      1.264          1.421                 --
                                                       2005      1.208          1.264                 --
                                                       2004      1.000          1.208                 --

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.854          0.835                 --
                                                       2008      1.371          0.854          1,588,820
                                                       2007      1.310          1.371          1,383,906
                                                       2006      1.142          1.310                 --
                                                       2005      1.099          1.142                 --
                                                       2004      1.000          1.099                 --

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.295          1.400                  0
                                                       2010      1.252          1.295              6,905
                                                       2009      0.977          1.252          1,091,272
                                                       2008      1.731          0.977          1,059,412
                                                       2007      1.632          1.731          1,185,465
                                                       2006      1.301          1.632          1,324,463
                                                       2005      1.168          1.301            872,130
                                                       2004      1.000          1.168            713,721

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.433          1.428            144,047
                                                       2010      1.281          1.433            141,325
                                                       2009      1.046          1.281          1,150,887
                                                       2008      1.403          1.046          1,212,473
                                                       2007      1.269          1.403          1,262,755
                                                       2006      1.182          1.269          1,106,063
                                                       2005      1.135          1.182          1,212,612
                                                       2004      1.000          1.135          1,305,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.075          1.067                 --
                                                       2010      0.987          1.075             23,331
                                                       2009      0.843          0.987             21,135
                                                       2008      1.073          0.843             33,064
                                                       2007      1.062          1.073             22,540
                                                       2006      1.023          1.062                 --
                                                       2005      1.003          1.023                 --
                                                       2004      1.000          1.003                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.544          1.576             75,330
                                                       2010      1.328          1.544             73,696
                                                       2009      0.833          1.328            608,588
                                                       2008      1.193          0.833            228,174
                                                       2007      1.193          1.193            300,202
                                                       2006      1.078          1.193            159,262
                                                       2005      1.054          1.078            111,166
                                                       2004      1.000          1.054            196,344

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.147          1.146                 --
                                                       2009      1.148          1.147          2,174,244
                                                       2008      1.122          1.148          3,502,978
                                                       2007      1.073          1.122          2,110,589
                                                       2006      1.029          1.073          1,657,937
                                                       2005      1.004          1.029            875,334
                                                       2004      1.000          1.004            866,201

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.425          1.527                 --
                                                       2006      1.266          1.425                 --
                                                       2005      1.210          1.266                 --
                                                       2004      1.000          1.210                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      1.338          1.410                 --
                                                       2006      1.137          1.338                 --
                                                       2005      1.096          1.137                 --
                                                       2004      1.000          1.096                 --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.228          1.269                 --
                                                       2006      1.094          1.228                 --
                                                       2005      1.062          1.094                 --
                                                       2004      1.000          1.062                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.368          1.444                 --
                                                       2006      1.160          1.368          1,247,352
                                                       2005      1.093          1.160          1,012,417
                                                       2004      1.000          1.093            965,434

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.348          1.407                 --
                                                       2006      1.153          1.348                 --
                                                       2005      1.120          1.153                 --
                                                       2004      1.000          1.120                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.395          1.544                 --
                                                       2006      1.247          1.395                 --
                                                       2005      1.156          1.247                 --
                                                       2004      1.000          1.156                 --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.115          1.155                 --
                                                       2005      1.077          1.115          4,329,664
                                                       2004      1.000          1.077          4,660,460

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.427          1.381                 --
                                                       2007      1.350          1.427          4,987,929
                                                       2006      1.405          1.350          3,442,501

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.549          1.585            937,244
                                                       2010      1.337          1.549            816,308
                                                       2009      0.910          1.337          2,273,463
                                                       2008      1.203          0.910          1,635,894
                                                       2007      1.174          1.203          1,630,624
                                                       2006      1.104          1.174                 --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.478          1.557                 --
                                                       2006      1.384          1.478                 --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.308          1.307            168,600
                                                       2010      1.166          1.308            155,092
                                                       2009      0.981          1.166            156,736
                                                       2008      1.569          0.981            117,188
                                                       2007      1.544          1.569             72,507

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.952          0.899          1,869,503
                                                       2010      0.821          0.952          1,601,331
                                                       2009      0.609          0.821          1,933,975
                                                       2008      1.046          0.609          1,237,039
                                                       2007      1.231          1.046            903,529
                                                       2006      1.003          1.231             20,798

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.258          1.127            185,457
                                                       2010      1.055          1.258            158,561
                                                       2009      0.820          1.055            137,429
                                                       2008      1.100          0.820            112,111
                                                       2007      1.114          1.100             83,775
                                                       2006      1.036          1.114                 --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.019          0.995            887,624
                                                       2010      0.911          1.019            432,757
                                                       2009      0.707          0.911            474,891
                                                       2008      1.001          0.707            225,575

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.969          0.921            590,386
                                                       2010      0.857          0.969            374,616
                                                       2009      0.641          0.857            372,357
                                                       2008      1.000          0.641            203,854

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.045          1.043            271,370
                                                       2010      0.953          1.045            249,221
                                                       2009      0.775          0.953            151,787
                                                       2008      1.002          0.775             58,926

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.704          1.461            407,091
                                                       2010      1.465          1.704            354,738
                                                       2009      0.945          1.465            351,004
                                                       2008      1.599          0.945            245,138
                                                       2007      1.617          1.599            248,508
                                                       2006      1.455          1.617                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.370          1.354             72,744
                                                       2010      1.087          1.370             76,120
                                                       2009      0.812          1.087             75,752
                                                       2008      1.327          0.812             71,825
                                                       2007      1.194          1.327             41,892
                                                       2006      1.193          1.194                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      1.705          1.576          2,207,792
                                                       2010      1.560          1.705          2,320,705
                                                       2009      1.092          1.560         31,683,592
                                                       2008      1.884          1.092         32,541,062
                                                       2007      1.448          1.884         31,190,027
                                                       2006      1.401          1.448         30,060,809

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      1.478          1.398          1,436,321
                                                       2010      1.203          1.478          1,409,057
                                                       2009      0.880          1.203          4,903,627
                                                       2008      1.111          0.880          4,797,394
                                                       2007      1.243          1.111                338

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.843          0.868             69,509
                                                       2010      0.683          0.843             22,655
                                                       2009      0.515          0.683            140,135
                                                       2008      0.811          0.515             57,743

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.974          0.967                 --
                                                       2008      1.306          0.974          4,002,448
                                                       2007      1.232          1.306          4,357,232
                                                       2006      1.155          1.232          3,999,340

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.707          0.754                 --
                                                       2010      0.661          0.707              2,935
                                                       2009      0.480          0.661            175,156
                                                       2008      0.913          0.480             52,234

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      1.926          1.896                  0
                                                       2010      1.578          1.926                 (0)
                                                       2009      1.123          1.578          6,355,819
                                                       2008      1.849          1.123          6,598,997
                                                       2007      1.525          1.849          6,779,807

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.580          1.652            922,399
                                                       2010      1.400          1.580            993,773
                                                       2009      1.024          1.400            878,291
                                                       2008      1.259          1.024            880,865
                                                       2007      1.182          1.259            775,065
                                                       2006      1.118          1.182                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.350          1.296            495,119
                                                       2010      1.078          1.350            492,045
                                                       2009      0.855          1.078            749,936
                                                       2008      1.400          0.855            660,394
                                                       2007      1.529          1.400            471,238

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.831          0.793                 --
                                                       2008      1.452          0.831             55,291
                                                       2007      1.302          1.452             68,911
                                                       2006      1.306          1.302                 --

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.110          0.958            236,788

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      2.529          2.057            271,432
                                                       2010      2.046          2.529            253,541
                                                       2009      1.213          2.046            239,892
                                                       2008      2.726          1.213            169,907
                                                       2007      2.145          2.726            141,104

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.592          1.418            917,161
                                                       2010      1.434          1.592            912,832
                                                       2009      1.093          1.434            898,346
                                                       2008      1.902          1.093            811,831
                                                       2007      1.795          1.902            685,662

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.614          1.498             24,180
                                                       2010      1.226          1.614             37,191
                                                       2009      0.782          1.226             46,234
                                                       2008      1.397          0.782              3,142

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.960          0.948             38,490
                                                       2010      0.878          0.960             63,820
                                                       2009      0.611          0.878         23,801,991
                                                       2008      1.082          0.611         24,455,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.306          1.452          2,120,426
                                                       2010      1.213          1.306          1,757,509
                                                       2009      1.028          1.213          1,399,112
                                                       2008      1.104          1.028            954,466
                                                       2007      1.034          1.104            313,967

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.532          1.576          3,739,202
                                                       2010      1.420          1.532          3,456,170
                                                       2009      1.264          1.420          3,109,514

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.360          1.295            225,784
                                                       2010      1.174          1.360            209,660
                                                       2009      0.951          1.174            846,391
                                                       2008      1.419          0.951            687,425
                                                       2007      1.356          1.419            674,198
                                                       2006      1.250          1.356            544,281

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.257                 --
                                                       2006      1.068          1.134                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      1.640          1.694            873,978
                                                       2010      1.466          1.640            731,378
                                                       2009      1.105          1.466          1,613,249
                                                       2008      1.241          1.105          1,277,116
                                                       2007      1.168          1.241            915,788
                                                       2006      1.117          1.168            613,810

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.986          0.944          3,864,415
                                                       2010      0.845          0.986          3,779,589
                                                       2009      0.716          0.845          3,734,790
                                                       2008      1.127          0.716          3,568,485
                                                       2007      1.087          1.127          3,517,870
                                                       2006      1.001          1.087                 --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.392          1.263          1,157,623
                                                       2010      1.164          1.392          1,155,178
                                                       2009      0.924          1.164          1,107,323
                                                       2008      1.320          0.924          1,167,667
                                                       2007      1.365          1.320            834,148
                                                       2006      1.334          1.365                 --

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.215          1.194            129,032
                                                       2010      1.061          1.215            115,519
                                                       2009      0.843          1.061            108,692

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.071          1.115                 --
                                                       2006      1.030          1.071         12,563,328
                                                       2005      1.012          1.030         12,090,903
                                                       2004      1.000          1.012         11,539,699

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.663          1.799                 --
                                                       2006      1.318          1.663         11,472,119
                                                       2005      1.153          1.318         10,216,570
                                                       2004      1.000          1.153         10,462,067

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.326          1.396                 --
                                                       2006      1.181          1.326         17,778,565
                                                       2005      1.111          1.181         17,686,950
                                                       2004      1.000          1.111         17,674,137

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.421          1.432                 --
                                                       2006      1.254          1.421         11,459,808
                                                       2005      1.173          1.254         11,051,101
                                                       2004      1.000          1.173         11,527,537

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.325          1.420            217,628
                                                       2010      1.253          1.325            219,887
                                                       2009      1.195          1.253          4,560,267
                                                       2008      1.131          1.195          4,514,473
                                                       2007      1.114          1.131          4,326,039

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.394          1.347            233,542
                                                       2010      1.214          1.394            208,504
                                                       2009      0.816          1.214            180,639
                                                       2008      1.509          0.816            114,278
                                                       2007      1.257          1.509            110,854
                                                       2006      1.276          1.257                 --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.281          1.361            177,173
                                                       2010      1.186          1.281            194,644
                                                       2009      1.087          1.186          1,730,170
                                                       2008      1.129          1.087          1,629,438
                                                       2007      1.065          1.129          1,380,303
                                                       2006      1.016          1.065          1,173,382

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.193          1.234            689,568
                                                       2010      1.091          1.193            623,452
                                                       2009      0.933          1.091          9,277,290
                                                       2008      1.244          0.933          6,061,839
                                                       2007      1.224          1.244          6,716,327

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.214          1.236             33,472
                                                       2010      1.118          1.214              5,270
                                                       2009      1.010          1.118            243,684
                                                       2008      1.469          1.010             67,256

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.177          1.068            514,360
                                                       2010      0.985          1.177            509,294
                                                       2009      0.775          0.985         11,477,609

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.335          2.439                 --
                                                       2008      3.583          2.335              8,268

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.154          1.151            883,564
                                                       2010      1.157          1.154          1,125,280
                                                       2009      1.156          1.157          1,911,212
                                                       2008      1.127          1.156          1,298,859
                                                       2007      1.076          1.127            183,935
                                                       2006      1.043          1.076                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.660          0.655                 --
                                                       2008      1.108          0.660            183,092
                                                       2007      1.160          1.108            158,136

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.189          1.138            245,404
                                                       2010      1.065          1.189            187,639
                                                       2009      0.809          1.065            223,201
                                                       2008      1.299          0.809            179,634

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.720          0.755                 --
                                                       2008      1.309          0.720         11,531,504
                                                       2007      1.263          1.309         11,997,079
                                                       2006      1.235          1.263         12,379,073

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.096          1.025          1,250,464
                                                       2010      0.961          1.096          1,164,993
                                                       2009      0.792          0.961          1,220,737
                                                       2008      1.302          0.792          1,127,129
                                                       2007      1.254          1.302          1,057,772
                                                       2006      1.212          1.254                 --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      1.420          1.419             31,717
                                                       2010      1.280          1.420             23,636
                                                       2009      0.920          1.280             22,357
                                                       2008      1.377          0.920             24,210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.023          1.114                 --
                                                       2010      0.887          1.023            182,785
                                                       2009      0.677          0.887          8,413,827
                                                       2008      1.140          0.677          8,159,737
                                                       2007      1.107          1.140          8,468,195
                                                       2006      1.000          1.107                723

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.256          1.293            561,314
                                                       2010      1.144          1.256            433,802
                                                       2009      0.952          1.144            441,145
                                                       2008      1.116          0.952            310,912
                                                       2007      1.060          1.116            190,454
                                                       2006      1.000          1.060                 19

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.207          1.216            489,541
                                                       2010      1.086          1.207            512,306
                                                       2009      0.881          1.086            931,049
                                                       2008      1.127          0.881            997,691
                                                       2007      1.078          1.127            926,797
                                                       2006      1.000          1.078                 21

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.154          1.135          1,890,503
                                                       2010      1.023          1.154          1,350,594
                                                       2009      0.811          1.023          6,710,885
                                                       2008      1.139          0.811          6,704,457
                                                       2007      1.095          1.139          6,173,758
                                                       2006      1.000          1.095                495

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.097          1.053          1,959,730
                                                       2010      0.959          1.097          1,473,327
                                                       2009      0.745          0.959         21,102,077
                                                       2008      1.152          0.745         20,831,229
                                                       2007      1.113          1.152         21,448,494
                                                       2006      1.000          1.113             18,006

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.255          1.274          2,373,112
                                                       2010      1.096          1.255          2,094,316
                                                       2009      0.871          1.096         19,465,688
                                                       2008      1.388          0.871         17,552,054
                                                       2007      1.387          1.388         18,642,402

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      1.285          1.310          4,361,625
                                                       2010      1.173          1.285          4,402,339
                                                       2009      0.994          1.173          6,295,017
                                                       2008      1.284          0.994          6,264,248
                                                       2007      1.236          1.284          6,360,233
                                                       2006      1.146          1.236          1,859,839

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.385          1.392            660,907
                                                       2010      1.246          1.385            491,913
                                                       2009      1.035          1.246            394,125
                                                       2008      1.538          1.035            319,485
                                                       2007      1.433          1.538            261,420
                                                       2006      1.286          1.433                 --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.419          1.238            733,633
                                                       2010      1.316          1.419            630,946
                                                       2009      1.026          1.316          6,136,197
                                                       2008      1.776          1.026          6,084,847
                                                       2007      1.817          1.776          6,603,147

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.086          0.994                 --
                                                       2010      0.938          1.086                  0
                                                       2009      0.670          0.938         16,663,530
                                                       2008      1.127          0.670         16,740,537
                                                       2007      1.062          1.127         18,165,029
                                                       2006      0.996          1.062         18,132,926

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.072          0.979            987,500
                                                       2010      0.928          1.072            898,878
                                                       2009      0.666          0.928            805,882
                                                       2008      1.123          0.666            789,509
                                                       2007      1.060          1.123            599,658
                                                       2006      0.996          1.060                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.500          1.435          1,050,892
                                                       2010      1.186          1.500            973,326
                                                       2009      0.944          1.186          8,016,780
                                                       2008      1.423          0.944          7,650,046
                                                       2007      1.463          1.423          7,521,631

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.614          1.587             76,179
                                                       2010      1.386          1.614             26,469
                                                       2009      0.972          1.386            298,300
                                                       2008      1.579          0.972            142,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.271          1.285          1,373,038
                                                       2010      0.947          1.271          1,281,693
                                                       2009      0.685          0.947          2,918,179
                                                       2008      1.033          0.685          2,800,320

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.170          1.220                 --
                                                       2006      1.092          1.170          1,103,065

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.219          1.284            480,144
                                                       2010      1.154          1.219            414,070
                                                       2009      1.108          1.154          2,178,183
                                                       2008      1.113          1.108          1,975,493
                                                       2007      1.068          1.113          1,971,396
                                                       2006      1.023          1.068          1,682,086

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.030          1.043                 --
                                                       2005      1.004          1.030                 --
                                                       2004      1.000          1.004                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.150          1.220                 --
                                                       2005      1.091          1.150                 --
                                                       2004      1.000          1.091                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.005          1.030                 --
                                                       2006      1.001          1.005                 --
                                                       2005      1.000          1.001                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.214          1.260                 --
                                                       2008      1.162          1.214          2,087,470
                                                       2007      1.072          1.162          1,285,462
                                                       2006      1.035          1.072                 --
                                                       2005      1.014          1.035                 --
                                                       2004      1.000          1.014                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.504          1.401                 --
                                                       2007      1.367          1.504              2,257
                                                       2006      1.235          1.367                 --
                                                       2005      1.155          1.235                 --
                                                       2004      1.000          1.155                 --

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.660          1.805                 --
                                                       2006      1.304          1.660                 --
                                                       2005      1.165          1.304                 --
                                                       2004      1.000          1.165                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.484          1.591                 --
                                                       2006      1.269          1.484                 --
                                                       2005      1.189          1.269                 --
                                                       2004      1.000          1.189                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.221          1.306                 --
                                                       2005      1.127          1.221                 --
                                                       2004      1.000          1.127                 --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.045          1.118                 --
                                                       2005      1.044          1.045                 --
                                                       2004      1.000          1.044                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      1.281          1.405                 --
                                                       2005      1.143          1.281          3,620,205
                                                       2004      1.000          1.143          2,900,688

  Travelers Equity Income Subaccount (7/97)..........  2006      1.149          1.212                 --
                                                       2005      1.103          1.149                 --
                                                       2004      1.000          1.103                 --

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.072          1.104                 --
                                                       2005      1.048          1.072                 --
                                                       2004      1.000          1.048                 --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.161          1.207                 --
                                                       2005      1.106          1.161                 --
                                                       2004      1.000          1.106                 --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.194          1.235                 --
                                                       2005      1.102          1.194                 --
                                                       2004      1.000          1.102                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.298          1.384                 --
                                                       2005      1.162          1.298                 --
                                                       2004      1.000          1.162                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.201          1.276                 --
                                                       2005      1.169          1.201                 --
                                                       2004      1.000          1.169                 --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.105          1.146                 --
                                                       2005      1.077          1.105          1,904,939
                                                       2004      1.000          1.077          1,537,962

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.286                 --
                                                       2005      1.116          1.185                 --
                                                       2004      1.000          1.116                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.261          1.455                 --
                                                       2005      1.155          1.261                 --
                                                       2004      1.000          1.155                 --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.173          1.250                 --
                                                       2005      1.110          1.173            534,077
                                                       2004      1.000          1.110            558,000

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.010          1.068                 --
                                                       2005      1.000          1.010                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.102          1.117                 --
                                                       2005      1.066          1.102            569,192
                                                       2004      1.000          1.066            331,070

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.022          1.016                 --
                                                       2005      1.008          1.022          1,286,039
                                                       2004      1.000          1.008          1,546,414

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.127          1.181                 --
                                                       2005      1.108          1.127         14,030,052
                                                       2004      1.000          1.108         15,242,832

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.032          1.193                 --
                                                       2005      1.000          1.032                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.057          1.023                 --
                                                       2005      1.016          1.057          2,083,980
                                                       2004      1.000          1.016          1,851,528

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      0.837          0.815                 --
                                                       2008      1.308          0.837            136,665
                                                       2007      1.343          1.308            100,903
                                                       2006      1.161          1.343                 --
                                                       2005      1.118          1.161                 --
                                                       2004      1.000          1.118                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.806          0.829                 --
                                                       2008      1.420          0.806             15,858
                                                       2007      1.267          1.420             14,071
                                                       2006      1.190          1.267                 --
                                                       2005      1.106          1.190                 --
                                                       2004      1.000          1.106                 --

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      1.635          1.512            271,162
                                                       2010      1.398          1.635            251,649
                                                       2009      0.876          1.398            265,265
                                                       2008      1.584          0.876            240,931
                                                       2007      1.600          1.584            233,963
                                                       2006      1.387          1.600                 --
                                                       2005      1.194          1.387                 --
                                                       2004      1.000          1.194                 --






               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.580          1.421            85,429
                                                       2010      1.432          1.580            65,853
                                                       2009      1.020          1.432            54,642
                                                       2008      1.677          1.020            45,655
                                                       2007      1.479          1.677            36,814
                                                       2006      1.244          1.479            21,804
                                                       2005      1.105          1.244             8,933
                                                       2004      1.000          1.105             4,183

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268           129,610
                                                       2010      1.145          1.342           109,771
                                                       2009      0.832          1.145            77,057
                                                       2008      1.505          0.832            55,973
                                                       2007      1.357          1.505            40,623
                                                       2006      1.247          1.357            25,278
                                                       2005      1.087          1.247            11,246
                                                       2004      1.000          1.087             1,982

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126           162,036
                                                       2010      1.056          1.162           152,334
                                                       2009      0.815          1.056           118,071
                                                       2008      1.329          0.815            97,515
                                                       2007      1.282          1.329            63,299
                                                       2006      1.127          1.282            47,535
                                                       2005      1.079          1.127            36,452
                                                       2004      1.000          1.079            31,224

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.845          2.771            44,238
                                                       2010      2.179          2.845            38,914
                                                       2009      1.675          2.179            34,155
                                                       2008      2.419          1.675            43,453
                                                       2007      2.625          2.419            43,029
                                                       2006      2.289          2.625            40,016
                                                       2005      2.119          2.289            38,677
                                                       2004      1.767          2.119            43,068
                                                       2003      1.261          1.767            28,321
                                                       2002      1.353          1.261            18,910

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.556          1.493           133,212
                                                       2010      1.348          1.556           209,389
                                                       2009      1.008          1.348           214,758
                                                       2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.210          1.161            48,406
                                                       2010      1.039          1.210            24,596
                                                       2009      0.775          1.039            19,451
                                                       2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.826          1.820           505,375
                                                       2010      1.606          1.826           903,638
                                                       2009      1.250          1.606         1,021,111

Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)
  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.464          1.503            58,445
                                                       2010      1.303          1.464            68,416
                                                       2009      0.917          1.303            64,998

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.356          2.074           126,174
                                                       2010      1.857          2.356           184,734
                                                       2009      1.346          1.857           181,117
                                                       2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                --
                                                       2005      1.334          1.456             7,543
                                                       2004      1.200          1.334             5,052
                                                       2003      1.000          1.200             2,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.295          1.906            54,704
                                                       2010      1.977          2.295            53,879
                                                       2009      1.160          1.977            50,596
                                                       2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287            86,855
                                                       2010      1.363          1.459            90,670
                                                       2009      1.008          1.363            78,947
                                                       2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.206          1.450                --
                                                       2005      1.122          1.206            28,503
                                                       2004      1.000          1.122             8,964

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.257          1.220            64,934
                                                       2010      1.015          1.257            92,750
                                                       2009      0.712          1.015            97,000
                                                       2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.853          0.724            48,590
                                                       2010      0.748          0.853            61,176
                                                       2009      0.551          0.748           107,849
                                                       2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.153          1.297                --
                                                       2005      1.123          1.153             1,394
                                                       2004      1.000          1.123                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.968          1.031                --
                                                       2006      0.913          0.968            35,386
                                                       2005      0.870          0.913            28,786
                                                       2004      0.857          0.870            20,968
                                                       2003      0.647          0.857            13,898
                                                       2002      0.895          0.647             9,111

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.036          1.048           146,999
                                                       2010      0.839          1.036           138,345
                                                       2009      0.632          0.839           148,908
                                                       2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.180          1.195            10,802
                                                       2010      1.061          1.180             9,949
                                                       2009      0.880          1.061             9,833
                                                       2008      1.262          0.880            18,070
                                                       2007      1.179          1.262            33,910
                                                       2006      1.041          1.179            35,956
                                                       2005      1.011          1.041            31,724
                                                       2004      0.941          1.011            25,228
                                                       2003      0.765          0.941            18,299
                                                       2002      0.940          0.765            10,906

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.919          0.999                --
                                                       2010      0.832          0.919            91,051
                                                       2009      0.690          0.832            83,702
                                                       2008      0.979          0.690            99,041
                                                       2007      0.932          0.979            98,986
                                                       2006      0.800          0.932            89,784
                                                       2005      0.813          0.800            76,474
                                                       2004      0.796          0.813            59,784
                                                       2003      0.653          0.796            47,024
                                                       2002      0.894          0.653            33,413

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.250          1.331           116,186
                                                       2010      1.128          1.250            39,025
                                                       2009      0.930          1.128            42,471
                                                       2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.147          1.062           238,079
                                                       2010      0.997          1.147           226,004
                                                       2009      0.781          0.997           249,234
                                                       2008      1.247          0.781           254,177
                                                       2007      1.247          1.247           268,175
                                                       2006      1.082          1.247            77,149
                                                       2005      1.046          1.082            65,171
                                                       2004      0.979          1.046            50,470
                                                       2003      0.716          0.979            36,529
                                                       2002      0.921          0.716            22,981

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.512          1.483            62,707
                                                       2010      1.395          1.512            81,645
                                                       2009      0.993          1.395            96,714
                                                       2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.641          1.700           121,660
                                                       2010      1.518          1.641           147,142
                                                       2009      1.235          1.518           151,067
                                                       2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.332          1.333            38,525
                                                       2010      1.078          1.332            39,688
                                                       2009      0.765          1.078            68,765
                                                       2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.663          0.646                --
                                                       2008      1.074          0.663           138,819
                                                       2007      1.037          1.074           116,547
                                                       2006      0.913          1.037           105,163
                                                       2005      0.887          0.913           353,048
                                                       2004      0.815          0.887           365,342
                                                       2003      0.647          0.815           325,863
                                                       2002      0.844          0.647           235,737

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.028          1.107                 0
                                                       2010      1.004          1.028           120,547
                                                       2009      0.791          1.004           117,401
                                                       2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.865          1.841           319,925
                                                       2010      1.685          1.865           659,896
                                                       2009      1.390          1.685           680,013
                                                       2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                --
                                                       2010      0.935          1.008                --
                                                       2009      0.807          0.935                --
                                                       2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.833          1.853            28,211
                                                       2010      1.592          1.833            28,165
                                                       2009      1.009          1.592            28,625
                                                       2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.293          1.288                --
                                                       2009      1.307          1.293           797,136
                                                       2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.281          1.368                --
                                                       2006      1.149          1.281            20,231
                                                       2005      1.110          1.149            16,271
                                                       2004      0.973          1.110            10,172
                                                       2003      0.694          0.973             9,880
                                                       2002      0.946          0.694             5,594

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.404          1.446                --
                                                       2006      1.264          1.404            50,357
                                                       2005      1.239          1.264            47,333
                                                       2004      1.154          1.239            57,649
                                                       2003      1.009          1.154            48,083
                                                       2002      1.097          1.009            39,801

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                --
                                                       2006      1.128          1.306               331
                                                       2005      1.107          1.128               331
                                                       2004      1.000          1.107                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                --
                                                       2006      1.240          1.374               151
                                                       2005      1.161          1.240               151
                                                       2004      1.000          1.161                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.817          1.841           152,276
                                                       2010      1.584          1.817           184,386
                                                       2009      1.089          1.584           185,304
                                                       2008      1.454          1.089           181,264
                                                       2007      1.433          1.454           178,313
                                                       2006      1.357          1.433                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.161          1.148            31,214
                                                       2010      1.045          1.161            28,934
                                                       2009      0.888          1.045            26,056
                                                       2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849           214,722
                                                       2010      0.791          0.908           263,805
                                                       2009      0.593          0.791           243,514
                                                       2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.199          1.064            12,151
                                                       2010      1.016          1.199            12,115
                                                       2009      0.798          1.016            10,625
                                                       2008      1.080          0.798            10,544
                                                       2007      1.105          1.080                --
                                                       2006      1.035          1.105                --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            25,097
                                                       2010      0.896          0.992            75,423
                                                       2009      0.702          0.896            66,385
                                                       2008      1.001          0.702                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888            28,125
                                                       2010      0.843          0.944            43,396
                                                       2009      0.637          0.843            24,672
                                                       2008      1.000          0.637             3,272

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            32,628
                                                       2010      0.937          1.017            26,388
                                                       2009      0.770          0.937            15,010
                                                       2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.440          1.222            61,776
                                                       2010      1.250          1.440            56,897
                                                       2009      0.815          1.250            42,289
                                                       2008      1.392          0.815            36,665
                                                       2007      1.422          1.392            29,024
                                                       2006      1.288          1.422            17,364

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.297          1.270             3,694
                                                       2010      1.039          1.297             4,360
                                                       2009      0.784          1.039             3,637
                                                       2008      1.294          0.784             5,046
                                                       2007      1.177          1.294                --
                                                       2006      1.183          1.177                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.513          2.299           859,758
                                                       2010      2.321          2.513         1,131,047
                                                       2009      1.642          2.321         1,277,230
                                                       2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.457          2.301            75,624
                                                       2010      2.019          2.457            83,337
                                                       2009      1.492          2.019           100,690
                                                       2008      1.085          1.492           100,242
                                                       2007      1.222          1.085                --

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            22,183
                                                       2010      0.625          0.763             6,496
                                                       2009      0.476          0.625             3,644
                                                       2008      0.755          0.476                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.563          1.548                --
                                                       2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                --
                                                       2010      0.634          0.671             2,362
                                                       2009      0.465          0.634             2,277
                                                       2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.040          2.963           406,829
                                                       2010      2.516          3.040           494,426
                                                       2009      1.808          2.516           570,598
                                                       2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.041          2.112             8,728
                                                       2010      1.827          2.041            15,352
                                                       2009      1.350          1.827            12,783
                                                       2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.277          1.214            16,045
                                                       2010      1.030          1.277            12,960
                                                       2009      0.825          1.030             5,966
                                                       2008      1.365          0.825             3,087
                                                       2007      1.500          1.365             1,316

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.617          0.587                --
                                                       2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.053          0.903           254,455

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.456          2.783            11,908
                                                       2010      2.824          3.456            15,231
                                                       2009      1.691          2.824            12,933
                                                       2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.306          1.151            84,500
                                                       2010      1.187          1.306            67,115
                                                       2009      0.914          1.187            76,705
                                                       2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.021          0.938            46,266
                                                       2010      0.783          1.021            45,006
                                                       2009      0.504          0.783            43,628
                                                       2008      0.907          0.504            36,975

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850         1,216,956
                                                       2010      0.803          0.870         1,393,892
                                                       2009      0.565          0.803         1,500,889
                                                       2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.240          1.364             1,650
                                                       2010      1.163          1.240             8,354
                                                       2009      0.995          1.163             2,466
                                                       2008      1.080          0.995                --
                                                       2007      1.018          1.080                --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765           380,614
                                                       2010      1.623          1.733           382,898
                                                       2009      1.453          1.623           327,323

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.460          1.376           168,628
                                                       2010      1.273          1.460           164,021
                                                       2009      1.041          1.273           157,246
                                                       2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.118          1.236                --
                                                       2006      1.060          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.125          2.174            59,778
                                                       2010      1.920          2.125            74,688
                                                       2009      1.461          1.920            93,983
                                                       2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.941          0.892            58,415
                                                       2010      0.815          0.941            52,391
                                                       2009      0.697          0.815            50,742
                                                       2008      1.108          0.697            51,170
                                                       2007      1.080          1.108            66,852
                                                       2006      1.001          1.080            52,799

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.298          1.166           133,300
                                                       2010      1.097          1.298           151,085
                                                       2009      0.879          1.097           143,498
                                                       2008      1.269          0.879           185,616
                                                       2007      1.325          1.269           152,474
                                                       2006      1.297          1.325               305

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            34,231
                                                       2010      1.310          1.486            29,316
                                                       2009      1.048          1.310            27,458

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.949          2.069            94,698
                                                       2010      1.862          1.949            87,113
                                                       2009      1.794          1.862            74,362
                                                       2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.380          1.319           198,483
                                                       2010      1.213          1.380           213,606
                                                       2009      0.824          1.213           209,357
                                                       2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.638          1.723           172,061
                                                       2010      1.531          1.638           200,641
                                                       2009      1.417          1.531           276,815
                                                       2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.624          1.664           459,023
                                                       2010      1.501          1.624           573,368
                                                       2009      1.296          1.501           739,755
                                                       2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122             2,090
                                                       2010      1.036          1.114                --
                                                       2009      0.945          1.036                --
                                                       2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.197          1.076           511,043
                                                       2010      1.012          1.197           522,827
                                                       2009      0.802          1.012           568,871

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                --
                                                       2008      3.130          2.027                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.208          1.193           101,778
                                                       2010      1.224          1.208            82,960
                                                       2009      1.235          1.224            59,817
                                                       2008      1.216          1.235            69,646
                                                       2007      1.173          1.216            47,204
                                                       2006      1.145          1.173            29,607

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.643          0.636                --
                                                       2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.067           410,888
                                                       2010      1.019          1.126           423,913
                                                       2009      0.782          1.019           417,916
                                                       2008      1.264          0.782           408,659

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.747          0.781                --
                                                       2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.350          1.249           226,609
                                                       2010      1.195          1.350           223,988
                                                       2009      0.995          1.195           194,083
                                                       2008      1.652          0.995           198,176
                                                       2007      1.608          1.652           196,448
                                                       2006      1.564          1.608           201,863

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            39,416
                                                       2010      0.776          0.853            59,441
                                                       2009      0.563          0.776            59,653
                                                       2008      0.849          0.563            65,120

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.974          1.057                --
                                                       2010      0.853          0.974           297,464
                                                       2009      0.657          0.853           235,664
                                                       2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.196          1.219           416,019
                                                       2010      1.101          1.196           351,068
                                                       2009      0.925          1.101           332,614
                                                       2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.150          1.147           313,840
                                                       2010      1.044          1.150           265,434
                                                       2009      0.856          1.044           142,450
                                                       2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.099          1.070         1,453,446
                                                       2010      0.984          1.099         2,025,755
                                                       2009      0.788          0.984         1,525,132
                                                       2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519
  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.045          0.992           221,593
                                                       2010      0.923          1.045           195,363
                                                       2009      0.724          0.923           128,468
                                                       2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.881          1.891           891,119
                                                       2010      1.659          1.881         1,554,435
                                                       2009      1.331          1.659         1,822,506
                                                       2008      2.144          1.331         1,837,935
                                                       2007      2.161          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.109          2.128           664,709
                                                       2010      1.945          2.109           769,355
                                                       2009      1.665          1.945           804,617
                                                       2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306            15,183
                                                       2010      1.193          1.312            15,688
                                                       2009      1.000          1.193             2,671
                                                       2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.527          1.319            54,300
                                                       2010      1.430          1.527            66,861
                                                       2009      1.126          1.430            69,826
                                                       2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.037          0.939           730,186
                                                       2010      0.904          1.037         1,097,209
                                                       2009      0.652          0.904         1,526,194
                                                       2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.023          0.925            45,722
                                                       2010      0.894          1.023            41,501
                                                       2009      0.648          0.894            37,899
                                                       2008      1.104          0.648            37,390
                                                       2007      1.053          1.104            24,182
                                                       2006      0.996          1.053             3,827

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.800          1.704            76,687
                                                       2010      1.437          1.800           102,370
                                                       2009      1.155          1.437           120,346
                                                       2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.429          1.392            17,990
                                                       2010      1.240          1.429            15,781
                                                       2009      0.878          1.240            11,048
                                                       2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.831          1.834           157,641
                                                       2010      1.378          1.831           176,999
                                                       2009      1.007          1.378           163,816
                                                       2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.862          1.942           205,750
                                                       2010      1.780          1.862           212,057
                                                       2009      1.726          1.780           238,592
                                                       2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.134          1.145                --
                                                       2005      1.116          1.134            22,097
                                                       2004      1.119          1.116            31,686
                                                       2003      1.125          1.119            30,849
                                                       2002      1.125          1.125            45,798

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                --
                                                       2005      1.075          1.122               925
                                                       2004      1.000          1.075             1,172

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.993          1.014                --
                                                       2006      0.999          0.993                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.401          1.449                --
                                                       2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044

  Travelers Equity Income Subaccount (7/97)..........  2006      1.487          1.564                --
                                                       2005      1.442          1.487           185,477
                                                       2004      1.330          1.442           303,955
                                                       2003      1.027          1.330           278,983
                                                       2002      1.209          1.027           237,038

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.322          1.357                --
                                                       2005      1.306          1.322                --
                                                       2004      1.199          1.306            15,012
                                                       2003      0.992          1.199            14,823
                                                       2002      0.969          0.992            11,997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (7/97)........  2006      1.528          1.584                --
                                                       2005      1.470          1.528            19,053
                                                       2004      1.347          1.470            30,999
                                                       2003      1.070          1.347            25,490
                                                       2002      1.343          1.070            17,301

  Travelers Large Cap Subaccount (7/97)..............  2006      1.276          1.317                --
                                                       2005      1.190          1.276           181,605
                                                       2004      1.132          1.190           190,428
                                                       2003      0.920          1.132           139,745
                                                       2002      1.207          0.920            96,255

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.120          1.288                --
                                                       2005      1.036          1.120            20,031
                                                       2004      0.907          1.036            33,953
                                                       2003      0.715          0.907            35,395
                                                       2002      0.832          0.715            34,178

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.060                --
                                                       2005      1.000          1.006                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                --
                                                       2008      1.648          1.044            27,906
                                                       2007      1.709          1.648            26,405
                                                       2006      1.492          1.709            24,870
                                                       2005      1.452          1.492            27,721
                                                       2004      1.253          1.452            23,081
                                                       2003      1.000          1.253                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.562          0.577                --
                                                       2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.082          1.906            12,686
                                                       2010      1.799          2.082            12,521
                                                       2009      1.138          1.799            12,850
                                                       2008      2.079          1.138             9,344
                                                       2007      2.121          2.079             9,954
                                                       2006      1.857          2.121            18,371
                                                       2005      1.615          1.857            16,116
                                                       2004      1.401          1.615            12,301
                                                       2003      1.025          1.401             9,541
                                                       2002      1.352          1.025             5,376





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.



Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund-Western Asset management High Yield Bond Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Metropolitan Series Funds-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund and is no longer available.



Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund-BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund and is no longer available.



Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund-BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.



Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.



Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund-BlackRock Diversified Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.



Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

                                   APPENDIX B

--------------------------------------------------------------------------------



              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGE





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index  Portfolio-Class A
     Class A




UNDERLYING FUND MERGER REORGANIZATION



The former Underlying Fund was merged with and into the new Underlying Fund.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND
  Oppenheimer Capital Appreciation Portfolio-  Jennison Growth Portfolio-Class A
     Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                  Worldwide Growth Portfolio        Janus Aspen Series Worldwide
                                                                         Growth Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Dynamic Capital Appreciation      Fidelity VIP Dynamic Capital
  Products                             Portfolio                         Appreciation Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 16

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX F

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                                 COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Legg Mason Western Asset Variable High Income Portfolio

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX G

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                                PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                                           401(K)
                                            KEOGH       403(B)       403(A)       457(B)        IRA       NON-QUALIFIED
                                          CONTACTS    CONTRACTS    CONTRACTS    CONTRACTS    CONTRACTS      CONTRACTS
                                          --------    ---------    ---------    ---------    ---------    -------------
California.............................     0.5%         0.5%         0.5%        2.35%         0.5%          2.35%
Florida(1).............................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Maine..................................       --           --           --         2.0%           --           2.0%
Nevada.................................       --           --           --         3.5%           --           3.5%
Puerto Rico(2).........................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
South Dakota(3)........................       --           --           --        1.25%           --          1.25%
West Virginia..........................     1.0%         1.0%         1.0%         1.0%         1.0%           1.0%
Wyoming................................       --           --           --         1.0%           --           1.0%



---------



1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.


2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.


3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                   GOLD TRACK

                                GOLD TRACK SELECT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2012


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2012. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or be calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

SERVICES................................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

TAXES...................................................................     6

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     7

CONDENSED FINANCIAL INFORMATION -- Gold Track...........................     8

CONDENSED FINANCIAL INFORMATION -- Gold Track Select....................    72

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                                    SERVICES


FASCore LLC provides recordkeeping services to us in connection with Our administration of the Gold Track Select Contract.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS


                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39,198,439                           $0

2010............................             $41,407,559                           $0

2009............................             $29,632,358                           $0






The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2011 ranged from $217,264 to $578,961*. The amount of commissions paid to selected broker-dealer firms during 2011 ranged from $4,095 to $4,381,547. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2011 ranged from $583,056 to $4,598,811*.



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2011 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



Tower Square Securities, Inc.
Walnut Street Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.



THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:


        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and


        (c) = the value of the assets of the funding option at the beginning of the Valuation Period.



The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.



ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.



ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD


From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.


On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA


If Your Plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Contract may be subject to Your spouse's rights as described below.



Generally, the spouse must give qualified consent whenever You elect to:



     a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to You during Your lifetime and then make payments reduced by no more than 50% to Your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);



     b) make certain withdrawals under Plans for which a qualified consent is required;



     c)   name someone other than the spouse as Your Beneficiary;



     d)   use Your accrued benefit as security for a loan exceeding $5,000.



Generally, there is no limit to the number of Your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by Your spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, Your surviving spouse will be Your Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by Your spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which You attain age 35. The waiver period for the QPSA ends on the date of Your death.



If the present value of Your benefit is worth $5,000 or less, Your Plan generally may provide for distribution of Your entire interest in a lump sum without spousal consent.


                                      TAXES

403(B)


In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). These contributions (as well as any other salary reduction contributions to qualified Plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below:



FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR                             APPLICABLE DOLLAR LIMIT
--------------------------------------------                             -----------------------
2012.................................................................            $17,000




The Applicable Dollar Limit under Section 402(g) is increased for eligible Participants in the amount of the permissible age 50 and above catch up contributions for the year, which is $5,500 for 2012, regardless of the number of Plans in which the employee participates.


403(A)


If Your benefit under the 403(a) Plan is worth more than $5,000, the Code requires that Your Annuity protect Your spouse if You die before You receive any payments under the Annuity or if You die while payments are being made. You may waive these requirements with the written consent of Your spouse. In general, designating a Beneficiary other than Your spouse is considered a waiver and requires Your spouse's written consent. Waiving these requirements may cause Your monthly benefit to increase during Your lifetime. Special rules apply to the withdrawal of excess contributions.


457(B) ANNUITY


The compensation amounts that may be deferred under a 457(b) Plan may not exceed certain deferral limits established under the federal tax law. 457(b) Plans maintained by State or local governmental employers are considered eligible retirement Plans for purposes of the rollover rules and may also accept certain rollover contributions if permitted under the Plan. Participants in 457(b) Plans of state and local governments (but not Participants in section 457(b) Plans of Tax -- Exempt employers) who attain age 50 prior to the end of the taxable year are also eligible to make catch-up contributions under the same limitations as apply for Participants in Section 403(b) Plans. A 457(b) Plan of either a governmental or tax-exempt employer may provide a one-time election to make special 457(b) catch-up contributions in one or more of the Participant's last 3 taxable years ending before the Participant's normal retirement age under the Plan. Participants in governmental 457(b) Plans may not use both the age 50 or older catch-up contribution and the special 457(b) one-time catch-up contribution in the same taxable year.



In general, contribution limits with respect to elective deferrals and to age 50+ catch-up contributions (under governmental 457 (b) Plans) are not aggregated with contributions under the other types of qualified Plans for purposes of determining the limitations applicable to Participants.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                  CONDENSED FINANCIAL INFORMATION -- GOLD TRACK

--------------------------------------------------------------------------------


The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.633          1.476             61,935
                                                       2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.644          1.044            120,682

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.387          1.317            253,411
                                                       2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.467          0.852            167,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.201          1.170            118,697
                                                       2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.298          0.834             97,490

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.633          1.575            979,830
                                                       2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.270          1.225             26,834
                                                       2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.960          1.964                 --
                                                       2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.572          1.622                 --
                                                       2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.473          2.187            824,587
                                                       2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.372          1.980             40,539
                                                       2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.508          1.337             90,811
                                                       2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.319          1.287            117,567
                                                       2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.895          0.764             71,744
                                                       2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.087          1.105            900,024
                                                       2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.329          1.422             57,718
                                                       2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.204          1.120          1,014,699
                                                       2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.339          1.289          1,950,355

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.609          1.586            760,582
                                                       2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.744          1.816            424,412
                                                       2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.398          1.406             69,239
                                                       2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.104          1.191                 (0)
                                                       2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.003          1.987            357,833
                                                       2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.045          1.035                 --
                                                       2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.968          1.999            110,910
                                                       2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.941          1.976            276,989
                                                       2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.563          1.530            582,243

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.234          1.227            335,282
                                                       2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.930          0.874            572,860
                                                       2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.095              6,118
                                                       2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.085          0.809                 --

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.006          0.976            267,436
                                                       2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.957          0.904            222,507
                                                       2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.031          1.024              7,940
                                                       2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.972          1.683                 --
                                                       2010      1.704          1.972                 --
                                                       2009      1.105          1.704                 --
                                                       2008      1.771          1.105                 --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.333          1.311                978
                                                       2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.224          0.798                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.698          2.480            453,337
                                                       2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.612          2.459            226,771
                                                       2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      2.470          1.570            335,949

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.802          0.822             84,804
                                                       2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.689          0.734                 --
                                                       2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.264          3.197                 --
                                                       2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.160          2.246              6,125
                                                       2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.320          1.261            264,062
                                                       2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.277          0.845            127,758

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.081          0.930          4,009,043

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.673          2.973            118,155
                                                       2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.370          1.214            919,063
                                                       2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.072          0.990              4,881
                                                       2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.914          0.898             40,844
                                                       2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.273          1.407             38,489
                                                       2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.127          1.012                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.819          1.861            692,215
                                                       2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.568          1.484            268,870
                                                       2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.282          2.346            205,706
                                                       2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.397          5.140                 --
                                                       2010      4.650          5.397                 --
                                                       2009      3.959          4.650                 --
                                                       2008      5.928          3.959                 --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.342          1.212            335,134
                                                       2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.408          1.292            372,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.093          2.232          2,438,991
                                                       2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.467          1.410            514,795
                                                       2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.750          1.850            144,927
                                                       2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.744          1.796            970,067
                                                       2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.163          1.177            106,431
                                                       2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.280          1.156          5,248,481
                                                       2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.198          1.141          3,131,196
                                                       2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.444          1.343          1,193,551
                                                       2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.612          1.053          1,716,197

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.895          0.890             60,536
                                                       2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.998          1.085                 --
                                                       2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.225          1.255            134,156
                                                       2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.178          1.181          2,276,532
                                                       2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.126          1.102         14,564,765
                                                       2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.071          1.022         16,177,775
                                                       2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.020          2.041          4,734,786
                                                       2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.265          2.296          1,125,594
                                                       2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.357            307,425
                                                       2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.640          1.423          2,946,444
                                                       2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.061          0.966                 --
                                                       2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.933          1.839          2,443,919
                                                       2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.518          1.486             89,051
                                                       2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.947          1.960          1,110,510
                                                       2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.000          2.096            268,509
                                                       2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.139          2.257                --
                                                       2006      1.869          2.139         1,499,652
                                                       2005      1.803          1.869         1,602,497
                                                       2004      1.645          1.803         1,854,057
                                                       2003      1.294          1.645         2,100,032
                                                       2002      1.682          1.294         2,332,015

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                --
                                                       2006      1.000          1.085             3,864

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.833          0.877                --
                                                       2005      0.796          0.833             2,485
                                                       2004      0.760          0.796               926
                                                       2003      0.613          0.760               248
                                                       2002      0.888          0.613                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.908          0.868                --
                                                       2007      0.786          0.908            10,244
                                                       2006      0.773          0.786            11,676
                                                       2005      0.725          0.773             6,141
                                                       2004      0.686          0.725             1,289
                                                       2003      0.545          0.686               272
                                                       2002      0.817          0.545                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.617          1.459             2,570
                                                       2010      1.461          1.617             1,062
                                                       2009      1.036          1.461               431
                                                       2008      1.634          1.036                --

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.373          1.302            23,114
                                                       2010      1.168          1.373            16,763
                                                       2009      0.846          1.168             3,556
                                                       2008      1.458          0.846                --

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.189          1.156             7,197
                                                       2010      1.077          1.189            16,430
                                                       2009      0.829          1.077             7,960
                                                       2008      1.290          0.829                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.255          2.236                --
                                                       2005      1.926          2.255         1,675,738
                                                       2004      1.627          1.926         1,842,364
                                                       2003      1.315          1.627         2,010,856
                                                       2002      1.772          1.315         2,468,456

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.003          3.152                --
                                                       2006      2.288          3.003            16,687
                                                       2005      1.805          2.288             8,816
                                                       2004      1.459          1.805             7,024
                                                       2003      1.031          1.459             1,321
                                                       2002      1.176          1.031                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.541          3.338                --
                                                       2005      2.393          2.541            45,079
                                                       2004      1.839          2.393            48,685
                                                       2003      1.385          1.839            21,058
                                                       2002      1.338          1.385            24,563

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.369          1.313                --
                                                       2007      1.290          1.369            33,279
                                                       2006      1.118          1.290            33,414
                                                       2005      1.081          1.118            31,254
                                                       2004      1.039          1.081            34,428
                                                       2003      0.866          1.039            38,897
                                                       2002      1.050          0.866            58,970

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.668          1.578                --
                                                       2007      1.893          1.668           124,642
                                                       2006      1.842          1.893           131,283
                                                       2005      1.757          1.842           133,477
                                                       2004      1.594          1.757           149,484
                                                       2003      1.222          1.594           156,132
                                                       2002      1.525          1.222           181,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.717          1.802                --
                                                       2006      1.615          1.717           298,910
                                                       2005      1.567          1.615           359,301
                                                       2004      1.500          1.567           431,583
                                                       2003      1.284          1.500           450,679
                                                       2002      1.420          1.284           554,458

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.609          1.550           120,586
                                                       2010      1.390          1.609            95,281
                                                       2009      1.036          1.390            76,652
                                                       2008      1.824          1.036            80,309
                                                       2007      1.570          1.824            36,241
                                                       2006      1.422          1.570            24,353
                                                       2005      1.231          1.422            14,933
                                                       2004      1.079          1.231             6,459
                                                       2003      0.850          1.079                --
                                                       2002      0.949          0.850                --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.251          1.205            16,496
                                                       2010      1.071          1.251            16,024
                                                       2009      0.796          1.071            16,089
                                                       2008      1.370          0.796            16,338
                                                       2007      1.296          1.370            16,293
                                                       2006      1.150          1.296            15,017
                                                       2005      0.962          1.150            13,030
                                                       2004      0.959          0.962             6,053
                                                       2003      0.775          0.959               610
                                                       2002      0.846          0.775                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.919          1.919           575,234
                                                       2010      1.682          1.919           616,171
                                                       2009      1.304          1.682           626,065
                                                       2008      2.296          1.304           668,770
                                                       2007      2.284          2.296           766,524
                                                       2006      1.918          2.284           944,281
                                                       2005      1.829          1.918         1,051,426
                                                       2004      1.656          1.829         1,124,786
                                                       2003      1.282          1.656         1,206,650
                                                       2002      1.559          1.282         1,435,393

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.139          1.967                --
                                                       2007      1.701          2.139         1,790,641
                                                       2006      1.607          1.701         2,003,598
                                                       2005      1.533          1.607         2,226,912
                                                       2004      1.497          1.533         2,500,425
                                                       2003      1.138          1.497         2,865,805
                                                       2002      1.644          1.138         3,310,013

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.539          1.585           152,855
                                                       2010      1.365          1.539           239,421
                                                       2009      0.957          1.365           249,420
                                                       2008      1.288          0.957           244,651
                                                       2007      1.265          1.288           232,893
                                                       2006      1.148          1.265           257,722
                                                       2005      1.128          1.148           302,677
                                                       2004      1.039          1.128           317,740
                                                       2003      0.825          1.039           370,448
                                                       2002      0.805          0.825           381,847

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.437          2.152            29,826
                                                       2010      1.914          2.437            25,414
                                                       2009      1.383          1.914            22,438
                                                       2008      2.311          1.383            17,488
                                                       2007      2.023          2.311            15,845
                                                       2006      1.817          2.023            11,575
                                                       2005      1.554          1.817             5,077
                                                       2004      1.259          1.554             2,603
                                                       2003      0.919          1.259               774
                                                       2002      1.031          0.919                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.349          1.958                --
                                                       2010      2.016          2.349                --
                                                       2009      1.180          2.016                --
                                                       2008      2.518          1.180                --
                                                       2007      1.974          2.518                --
                                                       2006      1.556          1.974                --
                                                       2005      1.232          1.556                --
                                                       2004      1.000          1.232                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.493          1.322                --
                                                       2010      1.390          1.493                --
                                                       2009      1.024          1.390                --
                                                       2008      1.734          1.024                --
                                                       2007      1.517          1.734                --
                                                       2006      1.261          1.517                --
                                                       2005      1.155          1.261                --
                                                       2004      1.000          1.155                --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.459          2.608                --
                                                       2006      2.045          2.459           236,400
                                                       2005      1.988          2.045           316,824
                                                       2004      1.731          1.988           315,353
                                                       2003      1.321          1.731           364,876
                                                       2002      1.391          1.321           401,117

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.117          2.479                --
                                                       2005      1.960          2.117         1,150,272
                                                       2004      1.702          1.960         1,298,956
                                                       2003      1.296          1.702         1,439,866
                                                       2002      1.601          1.296         1,610,933

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.021          2.071                --
                                                       2005      2.014          2.021            55,199
                                                       2004      1.870          2.014            52,879
                                                       2003      1.461          1.870            43,956
                                                       2002      1.411          1.461            62,964

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.145          1.186                --
                                                       2005      1.074          1.145             5,884
                                                       2004      1.001          1.074             4,128
                                                       2003      0.889          1.001             4,401
                                                       2002      0.961          0.889             1,471

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.300          1.267            16,598
                                                       2010      1.046          1.300            23,713
                                                       2009      0.731          1.046            22,182
                                                       2008      1.315          0.731            34,648
                                                       2007      1.090          1.315            19,807
                                                       2006      0.971          1.090             8,110
                                                       2005      0.875          0.971             5,559
                                                       2004      0.733          0.875             3,577
                                                       2003      0.549          0.733             5,722
                                                       2002      0.772          0.549                --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.882          0.752             7,620
                                                       2010      0.771          0.882             6,101
                                                       2009      0.566          0.771             4,960
                                                       2008      1.036          0.566            10,687
                                                       2007      0.956          1.036            12,444
                                                       2006      0.819          0.956             9,583
                                                       2005      0.783          0.819             2,195
                                                       2004      0.756          0.783             1,399
                                                       2003      0.617          0.756               541
                                                       2002      0.839          0.617                --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.071          1.087                --
                                                       2010      0.865          1.071                --
                                                       2009      0.649          0.865                --
                                                       2008      1.100          0.649                --
                                                       2007      1.094          1.100                --
                                                       2006      1.015          1.094                --
                                                       2005      0.918          1.015                --
                                                       2004      0.843          0.918                --
                                                       2003      0.632          0.843                --
                                                       2002      0.948          0.632                --

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.187          1.103            18,284
                                                       2010      1.027          1.187            22,035
                                                       2009      0.802          1.027            21,203
                                                       2008      1.276          0.802            18,050
                                                       2007      1.327          1.276            14,139

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.579          1.554            57,718
                                                       2010      1.452          1.579            57,102
                                                       2009      1.029          1.452            54,960
                                                       2008      1.657          1.029            64,423
                                                       2007      1.589          1.657            80,817
                                                       2006      1.533          1.589            84,000
                                                       2005      1.471          1.533           102,460
                                                       2004      1.480          1.471           117,362
                                                       2003      1.012          1.480           106,194
                                                       2002      1.359          1.012           121,437

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.712          1.780           231,084
                                                       2010      1.579          1.712           231,684
                                                       2009      1.281          1.579           254,999
                                                       2008      2.008          1.281           265,191
                                                       2007      1.951          2.008           367,062
                                                       2006      1.666          1.951            41,378
                                                       2005      1.579          1.666            40,618
                                                       2004      1.444          1.579            39,848
                                                       2003      1.101          1.444            36,997
                                                       2002      1.445          1.101            57,667

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.378          1.384            31,182
                                                       2010      1.111          1.378            29,813
                                                       2009      0.786          1.111            28,230
                                                       2008      1.338          0.786            26,222
                                                       2007      1.228          1.338            27,702
                                                       2006      1.099          1.228            23,071
                                                       2005      1.058          1.099            20,169
                                                       2004      0.928          1.058            14,966
                                                       2003      0.629          0.928             1,484
                                                       2002      0.973          0.629             1,030

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.080          1.165                --
                                                       2010      1.051          1.080           161,961
                                                       2009      0.825          1.051           176,936
                                                       2008      1.472          0.825           192,022
                                                       2007      1.398          1.472           207,129
                                                       2006      1.121          1.398           210,341
                                                       2005      1.013          1.121           232,768
                                                       2004      0.868          1.013           251,365
                                                       2003      0.687          0.868           272,133
                                                       2002      0.934          0.687           335,149

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.961          1.942           123,968
                                                       2010      1.765          1.961           147,201
                                                       2009      1.451          1.765           173,171
                                                       2008      1.958          1.451           194,873
                                                       2007      1.782          1.958           192,991
                                                       2006      1.671          1.782           210,015
                                                       2005      1.616          1.671           224,933
                                                       2004      1.535          1.616           274,250
                                                       2003      1.203          1.535           294,545
                                                       2002      1.616          1.203           333,791

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.034          1.024                --
                                                       2010      0.956          1.034                --
                                                       2009      0.822          0.956                --
                                                       2008      1.053          0.822                --
                                                       2007      1.048          1.053                --
                                                       2006      1.017          1.048                --
                                                       2005      1.003          1.017                --
                                                       2004      1.001          1.003                --
                                                       2003      1.000          1.001                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.926          1.954            11,072
                                                       2010      1.668          1.926            10,764
                                                       2009      1.053          1.668            10,482
                                                       2008      1.518          1.053            12,408
                                                       2007      1.527          1.518            22,736
                                                       2006      1.390          1.527            22,148
                                                       2005      1.367          1.390            22,272
                                                       2004      1.250          1.367            21,624
                                                       2003      0.989          1.250            23,853
                                                       2002      1.032          0.989            28,766

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.355          1.351                --
                                                       2009      1.365          1.355           554,897
                                                       2008      1.343          1.365           481,476
                                                       2007      1.292          1.343           223,759
                                                       2006      1.247          1.292           226,644
                                                       2005      1.224          1.247           279,111
                                                       2004      1.225          1.224           284,339
                                                       2003      1.229          1.225           281,487
                                                       2002      1.225          1.229           434,581

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.167          2.278                --
                                                       2006      1.852          2.167            20,325
                                                       2005      1.797          1.852            15,671
                                                       2004      1.675          1.797            10,768
                                                       2003      1.216          1.675             6,142
                                                       2002      1.638          1.216             3,388

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.845          1.944                --
                                                       2006      1.575          1.845           382,272
                                                       2005      1.493          1.575           490,421
                                                       2004      1.363          1.493           549,067
                                                       2003      1.078          1.363           610,062
                                                       2002      1.459          1.078           734,035

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.906          1.970                --
                                                       2005      1.853          1.906           441,344
                                                       2004      1.709          1.853           502,868
                                                       2003      1.414          1.709           576,803
                                                       2002      1.562          1.414           644,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.526          2.439                --
                                                       2007      2.404          2.526            85,865
                                                       2006      2.514          2.404           118,565

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.903          1.934            67,242
                                                       2010      1.653          1.903            66,223
                                                       2009      1.132          1.653            60,511
                                                       2008      1.507          1.132            62,334
                                                       2007      1.541          1.507           104,607

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.405          1.477                --
                                                       2006      1.321          1.405            12,834

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.212          1.203            21,167
                                                       2010      1.087          1.212            21,330
                                                       2009      0.920          1.087            19,647
                                                       2008      1.482          0.920            19,793
                                                       2007      1.464          1.482            15,347

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.923          0.866           151,360
                                                       2010      0.801          0.923           127,913
                                                       2009      0.599          0.801           105,905
                                                       2008      1.034          0.599            81,505
                                                       2007      1.225          1.034           128,581
                                                       2006      1.003          1.225           140,127

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.219          1.086            55,644
                                                       2010      1.030          1.219            46,202
                                                       2009      0.805          1.030            34,135
                                                       2008      1.082          0.805            15,614

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.002          0.971             1,970
                                                       2010      0.902          1.002             1,609
                                                       2009      0.704          0.902             1,353
                                                       2008      1.001          0.704                --

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.953          0.899            35,660
                                                       2010      0.848          0.953            29,654
                                                       2009      0.638          0.848            25,958
                                                       2008      1.000          0.638            16,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.026          1.019            22,838
                                                       2010      0.943          1.026            13,247
                                                       2009      0.771          0.943             9,201
                                                       2008      1.002          0.771                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.946          1.658            18,791
                                                       2010      1.684          1.946            14,371
                                                       2009      1.093          1.684                --
                                                       2008      1.754          1.093                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.322          1.299             3,537
                                                       2010      1.055          1.322             3,537
                                                       2009      0.794          1.055             1,106
                                                       2008      1.219          0.794             1,106

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.641          2.424           938,090
                                                       2010      2.431          2.641           981,682
                                                       2009      1.714          2.431         1,056,285
                                                       2008      2.975          1.714         1,170,928
                                                       2007      2.302          2.975         1,267,816
                                                       2006      2.236          2.302         1,476,734

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.565          2.410            46,725
                                                       2010      2.101          2.565            46,353
                                                       2009      1.546          2.101            43,297
                                                       2008      2.435          1.546            39,544

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.790          0.809            13,250
                                                       2010      0.644          0.790                --
                                                       2009      0.489          0.644                --
                                                       2008      0.774          0.489                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.632          1.617                --
                                                       2008      2.203          1.632           308,422
                                                       2007      2.092          2.203           333,644
                                                       2006      1.970          2.092           399,824

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.683          0.728                --
                                                       2010      0.643          0.683            14,859
                                                       2009      0.470          0.643             1,576
                                                       2008      0.898          0.470                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.195          3.125           245,229
                                                       2010      2.635          3.195           223,531
                                                       2009      1.887          2.635           227,773
                                                       2008      3.128          1.887           231,911
                                                       2007      2.591          3.128           242,865

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.123          2.205            11,981
                                                       2010      1.894          2.123            11,472
                                                       2009      1.395          1.894            11,987
                                                       2008      1.725          1.395            14,949
                                                       2007      1.630          1.725            19,803
                                                       2006      1.549          1.630            17,181

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.307          1.247            37,553
                                                       2010      1.051          1.307            33,884
                                                       2009      0.839          1.051            21,891
                                                       2008      1.269          0.839                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.634          0.604                --
                                                       2008      1.116          0.634             4,618
                                                       2007      1.007          1.116             3,681
                                                       2006      1.015          1.007             2,982

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.073          0.922           191,702

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.607          2.914            43,278
                                                       2010      2.936          3.607            56,484
                                                       2009      1.752          2.936            30,634
                                                       2008      3.965          1.752            41,236
                                                       2007      3.133          3.965            24,137

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.351          1.195           128,809
                                                       2010      1.224          1.351            14,240
                                                       2009      0.939          1.224            21,186
                                                       2008      1.645          0.939            15,152
                                                       2007      1.560          1.645            13,517

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.056          0.974             4,708
                                                       2010      0.807          1.056             2,579
                                                       2009      0.518          0.807             2,473
                                                       2008      0.930          0.518             1,233

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.900          0.883         2,223,159
                                                       2010      0.829          0.900         2,320,012
                                                       2009      0.581          0.829         2,587,112
                                                       2008      1.032          0.581         2,864,263

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.263          1.394           121,981
                                                       2010      1.180          1.263           104,954
                                                       2009      1.007          1.180            73,726
                                                       2008      1.122          1.007            33,072

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.792          1.832           163,487
                                                       2010      1.673          1.792           150,555
                                                       2009      1.495          1.673            83,978

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.535          1.451            43,154
                                                       2010      1.333          1.535            43,522
                                                       2009      1.086          1.333            44,124
                                                       2008      1.633          1.086            51,967
                                                       2007      1.570          1.633            54,333
                                                       2006      1.454          1.570            65,267

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.234          2.293            27,681
                                                       2010      2.010          2.234            28,819
                                                       2009      1.525          2.010            26,619
                                                       2008      1.725          1.525            24,688
                                                       2007      1.633          1.725            36,881
                                                       2006      1.570          1.633            41,468

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.230          4.973               455
                                                       2010      4.512          5.230               179
                                                       2009      3.847          4.512                --
                                                       2008      5.767          3.847                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.329          1.198             5,040
                                                       2010      1.119          1.329             4,814
                                                       2009      0.893          1.119             6,774
                                                       2008      1.285          0.893             8,732
                                                       2007      1.401          1.285             5,638

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.700          1.760                --
                                                       2006      1.646          1.700         1,358,038
                                                       2005      1.628          1.646         1,398,395
                                                       2004      1.570          1.628         2,008,155
                                                       2003      1.501          1.570         2,094,029
                                                       2002      1.391          1.501         3,489,314

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.930          2.077                --
                                                       2006      1.540          1.930           876,170
                                                       2005      1.356          1.540           980,677
                                                       2004      1.192          1.356         1,672,409
                                                       2003      0.925          1.192         2,007,301
                                                       2002      1.203          0.925         3,724,441

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.397          1.463                --
                                                       2006      1.253          1.397         1,699,421
                                                       2005      1.186          1.253         1,823,574
                                                       2004      1.088          1.186         3,040,380
                                                       2003      0.857          1.088         3,448,879
                                                       2002      1.122          0.857         5,529,939

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.840          1.843                --
                                                       2006      1.634          1.840           982,626
                                                       2005      1.538          1.634         1,035,695
                                                       2004      1.351          1.538         1,569,801
                                                       2003      0.953          1.351         1,895,230
                                                       2002      1.262          0.953         2,611,282

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.049          2.182           198,142
                                                       2010      1.951          2.049           201,885
                                                       2009      1.873          1.951           230,865
                                                       2008      1.784          1.873           276,106
                                                       2007      1.758          1.784           278,549

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.440          1.382            73,221
                                                       2010      1.262          1.440            81,693
                                                       2009      0.854          1.262            95,033
                                                       2008      1.589          0.854            92,455
                                                       2007      1.332          1.589            95,038
                                                       2006      1.359          1.332           115,262

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.715          1.811            31,444
                                                       2010      1.599          1.715            44,528
                                                       2009      1.474          1.599            98,080
                                                       2008      1.541          1.474           132,541
                                                       2007      1.464          1.541            92,155
                                                       2006      1.403          1.464           104,344

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.707          1.756           400,644
                                                       2010      1.572          1.707           413,597
                                                       2009      1.353          1.572           569,347
                                                       2008      1.816          1.353           211,775
                                                       2007      1.795          1.816           272,024

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.148          1.160            16,864
                                                       2010      1.064          1.148            12,521
                                                       2009      0.967          1.064            10,704
                                                       2008      1.413          0.967             9,568

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.254          1.131           343,116
                                                       2010      1.057          1.254           378,795
                                                       2009      0.836          1.057           395,971

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.130          2.219                --
                                                       2008      3.282          2.130                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.342          1.329           355,483
                                                       2010      1.350          1.342           336,911

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.649          0.643                --
                                                       2008      1.096          0.649             8,660
                                                       2007      1.152          1.096             7,232

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.176          1.118            11,964
                                                       2010      1.060          1.176            37,003
                                                       2009      0.811          1.060            34,179
                                                       2008      1.308          0.811            31,070

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.778          0.814                --
                                                       2008      1.423          0.778           385,687
                                                       2007      1.382          1.423           420,978
                                                       2006      1.358          1.382           451,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.415          1.314                --
                                                       2010      1.248          1.415                --
                                                       2009      1.035          1.248                --
                                                       2008      1.586          1.035                --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.882          0.876            39,364
                                                       2010      0.800          0.882            40,206
                                                       2009      0.579          0.800            42,011
                                                       2008      0.870          0.579             8,983

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.991          1.076                --
                                                       2010      0.865          0.991           192,385
                                                       2009      0.664          0.865           191,992
                                                       2008      1.126          0.664           190,201
                                                       2007      1.100          1.126           235,665
                                                       2006      1.000          1.100                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.216          1.244               166
                                                       2010      1.116          1.216               122
                                                       2009      0.935          1.116                73
                                                       2008      1.102          0.935                17
                                                       2007      1.054          1.102                --
                                                       2006      1.000          1.054                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.170          1.171            78,809
                                                       2010      1.059          1.170            78,789
                                                       2009      0.864          1.059            82,019
                                                       2008      1.113          0.864            85,345
                                                       2007      1.072          1.113            91,195
                                                       2006      1.000          1.072                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.118          1.092         1,316,827
                                                       2010      0.997          1.118         1,438,370
                                                       2009      0.796          0.997         1,549,785
                                                       2008      1.125          0.796         1,732,829
                                                       2007      1.089          1.125         1,912,425
                                                       2006      1.000          1.089               269

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.063          1.013         1,765,459
                                                       2010      0.935          1.063         1,945,730
                                                       2009      0.732          0.935         2,049,095
                                                       2008      1.138          0.732         2,134,180
                                                       2007      1.107          1.138         2,314,413
                                                       2006      1.000          1.107                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.977          1.995         1,092,450
                                                       2010      1.738          1.977         1,177,222
                                                       2009      1.390          1.738         1,247,086
                                                       2008      2.230          1.390         1,370,933
                                                       2007      2.239          2.230         1,554,241

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.217          2.244            47,753
                                                       2010      2.037          2.217            45,172
                                                       2009      1.737          2.037            65,430
                                                       2008      2.258          1.737            64,134
                                                       2007      2.188          2.258            78,629
                                                       2006      2.038          2.188            76,006

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.343          1.341            81,153
                                                       2010      1.216          1.343            78,722
                                                       2009      1.016          1.216            42,425
                                                       2008      1.521          1.016                --
                                                       2007      1.426          1.521                --
                                                       2006      1.285          1.426                --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.605          1.391           201,141
                                                       2010      1.498          1.605           202,270
                                                       2009      1.175          1.498           201,555
                                                       2008      2.048          1.175           205,780
                                                       2007      2.097          2.048           263,077

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.054          0.958         1,263,293
                                                       2010      0.915          1.054         1,330,900
                                                       2009      0.659          0.915         1,554,458
                                                       2008      1.115          0.659         1,805,472
                                                       2007      1.057          1.115         2,005,191
                                                       2006      0.996          1.057         2,278,990

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.892          1.797           400,547
                                                       2010      1.505          1.892           408,606
                                                       2009      1.206          1.505           444,461
                                                       2008      1.830          1.206           501,174
                                                       2007      1.883          1.830           563,590

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.491          1.457             6,259
                                                       2010      1.289          1.491             5,114
                                                       2009      0.910          1.289             4,252
                                                       2008      1.485          0.910                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.912          1.921            86,919
                                                       2010      1.433          1.912           107,762
                                                       2009      1.044          1.433           109,943
                                                       2008      1.581          1.044           108,746

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.210          2.299                --
                                                       2006      2.071          2.210            68,431

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.957          2.049            88,960
                                                       2010      1.865          1.957            88,089
                                                       2009      1.802          1.865           142,395
                                                       2008      1.823          1.802           140,117
                                                       2007      1.761          1.823           135,436
                                                       2006      1.694          1.761           152,444

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.440          1.491                --
                                                       2008      1.387          1.440            43,083
                                                       2007      1.287          1.387            49,731
                                                       2006      1.252          1.287            39,881
                                                       2005      1.233          1.252            31,439
                                                       2004      1.187          1.233            20,674
                                                       2003      1.141          1.187             4,122
                                                       2002      1.056          1.141                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.003          0.933                --
                                                       2007      0.918          1.003               483
                                                       2006      0.834          0.918               311
                                                       2005      0.785          0.834               149
                                                       2004      0.737          0.785                50
                                                       2003      0.564          0.737                --
                                                       2002      0.808          0.564                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.445          1.568                --
                                                       2006      1.142          1.445            10,493
                                                       2005      1.028          1.142             8,559
                                                       2004      0.893          1.028             4,434
                                                       2003      0.701          0.893             2,311
                                                       2002      0.860          0.701                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.018          2.159                --
                                                       2006      1.737          2.018             5,576
                                                       2005      1.638          1.737             3,645
                                                       2004      1.310          1.638             2,058
                                                       2003      0.884          1.310             1,206
                                                       2002      1.092          0.884               873

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.951          1.015                --
                                                       2005      0.883          0.951             1,644
                                                       2004      0.837          0.883               699
                                                       2003      0.653          0.837                56
                                                       2002      0.867          0.653                --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.450          1.549                --
                                                       2005      1.459          1.450            78,469
                                                       2004      1.385          1.459            77,339
                                                       2003      1.108          1.385            74,504
                                                       2002      1.202          1.108            74,378

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.297          2.514                --
                                                       2005      2.062          2.297           138,567
                                                       2004      1.788          2.062            99,649
                                                       2003      1.349          1.788            70,831
                                                       2002      1.590          1.349            68,976

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.242          1.321                --
                                                       2005      1.119          1.242             6,828
                                                       2004      0.975          1.119             8,315
                                                       2003      0.812          0.975             7,197
                                                       2002      1.095          0.812             7,672

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.281          1.359                --
                                                       2005      1.255          1.281           112,378
                                                       2004      1.111          1.255           111,924
                                                       2003      0.818          1.111           101,255
                                                       2002      1.614          0.818           153,692

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.970          2.038                --
                                                       2005      1.932          1.970            76,856
                                                       2004      1.750          1.932            79,150
                                                       2003      1.516          1.750            69,150
                                                       2002      1.615          1.516            83,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.187          1.285                --
                                                       2005      1.125          1.187                --
                                                       2004      1.000          1.125                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.367          1.454                --
                                                       2005      1.302          1.367            76,572
                                                       2004      1.183          1.302            74,373
                                                       2003      0.965          1.183            77,429
                                                       2002      1.396          0.965            77,877

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.551          1.570                --
                                                       2005      1.510          1.551            38,214
                                                       2004      1.374          1.510            40,442
                                                       2003      1.161          1.374            39,827
                                                       2002      1.106          1.161            49,563

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.413          1.403                --
                                                       2005      1.404          1.413            91,268
                                                       2004      1.372          1.404            82,834
                                                       2003      1.294          1.372           150,257
                                                       2002      1.235          1.294           171,337

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.510          1.579                --
                                                       2005      1.494          1.510           411,358
                                                       2004      1.369          1.494           432,539
                                                       2003      1.042          1.369           456,960
                                                       2002      1.584          1.042           518,075

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.753          1.694                --
                                                       2005      1.697          1.753           213,820
                                                       2004      1.614          1.697           215,844
                                                       2003      1.586          1.614           291,068
                                                       2002      1.409          1.586           497,491

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.577          0.593                --
                                                       2008      1.024          0.577               416
                                                       2007      0.919          1.024               416
                                                       2006      0.869          0.919               407
                                                       2005      0.813          0.869                95
                                                       2004      0.791          0.813               625
                                                       2003      0.635          0.791               244
                                                       2002      0.911          0.635                --

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.095          2.209                --
                                                       2006      1.835          2.095           757,168
                                                       2005      1.773          1.835           779,772
                                                       2004      1.621          1.773           874,253
                                                       2003      1.277          1.621           799,701
                                                       2002      1.664          1.277           680,643

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2011      1.596          1.437           383,744
                                                       2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.621          1.027           435,468

  American Funds Growth Subaccount (Class 2) (4/08)..  2011      1.355          1.282         1,046,208
                                                       2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.447          0.838           780,124

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2011      1.173          1.139           910,550
                                                       2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.280          0.821         1,334,238

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.682          1.764                --
                                                       2006      1.586          1.682           603,024
                                                       2005      1.542          1.586           605,856
                                                       2004      1.479          1.542           572,513
                                                       2003      1.268          1.479           543,269
                                                       2002      1.405          1.268           533,952

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2011      1.579          1.517           539,439
                                                       2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2011      1.227          1.180                --
                                                       2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2011      1.865          1.862            54,453
                                                       2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258
                                                       2008      2.245          1.273           341,636
                                                       2007      2.237          2.245           421,256
                                                       2006      1.883          2.237           430,908
                                                       2005      1.799          1.883           426,800
                                                       2004      1.632          1.799           400,554
                                                       2003      1.266          1.632           412,260
                                                       2002      1.543          1.266           409,742

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.091          1.922                --
                                                       2007      1.666          2.091           313,886
                                                       2006      1.578          1.666           835,178
                                                       2005      1.508          1.578           821,849
                                                       2004      1.476          1.508           867,802
                                                       2003      1.124          1.476           832,232
                                                       2002      1.626          1.124           763,284

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2011      1.495          1.538             2,337
                                                       2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085
                                                       2008      1.259          0.934            82,633
                                                       2007      1.239          1.259            93,973
                                                       2006      1.127          1.239           175,445
                                                       2005      1.110          1.127           175,314
                                                       2004      1.025          1.110           167,884
                                                       2003      0.814          1.025           166,192
                                                       2002      0.796          0.814           182,656

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.391          2.107         1,156,428
                                                       2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.318          1.928           175,694
                                                       2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.473          1.302           308,682
                                                       2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.409          2.553                --
                                                       2006      2.007          2.409           424,117
                                                       2005      1.955          2.007           422,122
                                                       2004      1.706          1.955           425,846
                                                       2003      1.304          1.706           426,916
                                                       2002      1.377          1.304           403,788

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/01).............................................  2011      1.276          1.240            48,843
                                                       2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/01).............................................  2011      0.865          0.736            18,713
                                                       2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.051          1.064           205,748
                                                       2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.273          1.358             4,058
                                                       2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      1.164          1.079           181,822
                                                       2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.311          1.259           425,734

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (5/98)........................  2011      1.541          1.513           412,388
                                                       2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.671          1.734            88,492
                                                       2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.352          1.355            98,991
                                                       2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (10/96).................  2011      1.050          1.132                (0)
                                                       2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.906          1.884           151,574
                                                       2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.019          1.008                --
                                                       2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.873          1.896            22,363
                                                       2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083

  LMPVIT Western Asset Variable Money Market
  Subaccount (10/96).................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07)*............................................  2011      1.854          1.880           189,908
                                                       2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.512          1.476           610,595

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.182          1.171            55,400
                                                       2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.914          0.856           576,141
                                                       2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2011      1.208          1.073            44,246
                                                       2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.077          0.801            30,583

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.996          0.964           159,420
                                                       2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.948          0.892            78,944
                                                       2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.021          1.011            70,104
                                                       2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2011      1.911          1.625                --
                                                       2010      1.657          1.911                --
                                                       2009      1.078          1.657                --
                                                       2008      1.732          1.078                --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2011      1.308          1.282            27,593
                                                       2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.212          0.788            43,918

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.567          2.352         1,162,410
                                                       2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.503          2.347           210,836
                                                       2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      2.388          1.515           358,519

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.775          0.791            22,620
                                                       2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.676          0.720                --
                                                       2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.105          3.031            12,144
                                                       2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.076          2.151            34,933
                                                       2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.290          1.228            54,327
                                                       2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.259          0.831            21,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.062          0.911           670,237

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.520          2.839            30,678
                                                       2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.325          1.169           110,476
                                                       2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.036          0.953            19,936
                                                       2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.883          0.864            84,132
                                                       2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2011      1.249          1.377           233,791
                                                       2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.117          1.000           201,107

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.758          1.793           508,642
                                                       2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.491          1.407            92,595
                                                       2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.171          2.224           162,513
                                                       2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/08)...................................  2011      5.014          4.758                --
                                                       2010      4.334          5.014                --
                                                       2009      3.703          4.334                --
                                                       2008      5.558          3.703                --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07)*.........................................  2011      1.311          1.180           234,467
                                                       2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.393          1.276           534,019

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.992          2.117           287,632
                                                       2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.405          1.346           177,509
                                                       2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.671          1.760           345,369
                                                       2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.659          1.703           307,575
                                                       2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.128          1.138             9,497
                                                       2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.221          1.099           502,741
                                                       2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.304          1.289            18,739
                                                       2010      1.314          1.304            20,690

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.147          1.088           303,370
                                                       2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2011      1.377          1.277           152,347
                                                       2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.552          1.012           274,630

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.865          0.857            31,904
                                                       2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.981          1.065                --
                                                       2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.204          1.229           332,770
                                                       2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.158          1.157         1,487,486
                                                       2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.107          1.079         4,808,567
                                                       2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.052          1.001         2,991,247
                                                       2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.921          1.935           715,941
                                                       2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.192          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.154          2.177         1,626,988
                                                       2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.325          1.321         1,632,316
                                                       2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.560          1.349           409,104
                                                       2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.044          0.947           103,855
                                                       2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.839          1.743           306,203
                                                       2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.455          1.419            23,928
                                                       2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.866          1.871           401,193
                                                       2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.902          1.987           339,470
                                                       2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087

Van Kampen Life Investment Trust
  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

              CONDENSED FINANCIAL INFORMATION -- GOLD TRACK SELECT

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of Separate Account charges. The Accumulation Unit Value information for the minimum Separate Account charge and the maximum Separate Account charge are contained in the prospectus.



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.655          1.499         3,069,218
                                                       2010      1.490          1.655         2,735,685
                                                       2009      1.053          1.490         1,876,048
                                                       2008      1.720          1.053         1,242,629
                                                       2007      1.507          1.720           912,511
                                                       2006      1.259          1.507         1,716,847
                                                       2005      1.110          1.259           772,016
                                                       2004      1.000          1.110           554,952

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.406          1.337         4,214,472
                                                       2010      1.191          1.406         4,328,492
                                                       2009      0.860          1.191         3,306,607
                                                       2008      1.544          0.860         2,766,884
                                                       2007      1.382          1.544         2,785,664
                                                       2006      1.262          1.382         4,514,556
                                                       2005      1.092          1.262         1,634,839
                                                       2004      1.000          1.092         1,211,258

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.217          1.188         2,709,698
                                                       2010      1.099          1.217         2,252,078
                                                       2009      0.842          1.099         1,552,987
                                                       2008      1.363          0.842         1,185,410
                                                       2007      1.306          1.363         1,330,289
                                                       2006      1.140          1.306         2,430,345
                                                       2005      1.084          1.140         1,347,653
                                                       2004      1.000          1.084           840,008

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      3.100          3.041           371,122
                                                       2010      2.358          3.100           559,517
                                                       2009      1.799          2.358           437,604
                                                       2008      2.582          1.799           391,923
                                                       2007      2.781          2.582           418,349
                                                       2006      2.408          2.781         1,618,529
                                                       2005      2.214          2.408         1,142,341
                                                       2004      1.834          2.214           890,056
                                                       2003      1.299          1.834           615,882
                                                       2002      1.385          1.299           349,704

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.665          1.609         5,678,027
                                                       2010      1.432          1.665         5,177,190
                                                       2009      1.064          1.432         4,323,092
                                                       2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.294          1.251            68,707
                                                       2010      1.104          1.294           104,921
                                                       2009      0.818          1.104           100,461
                                                       2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      2.017          2.024            61,065
                                                       2010      1.762          2.017            56,240
                                                       2009      1.362          1.762            53,238
                                                       2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.617          1.672             1,867
                                                       2010      1.429          1.617            34,927
                                                       2009      0.999          1.429            34,927
                                                       2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.521          2.234         2,584,570
                                                       2010      1.973          2.521         2,275,753
                                                       2009      1.420          1.973         1,786,511
                                                       2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.483          1.745                --
                                                       2005      1.350          1.483         1,665,669
                                                       2004      1.205          1.350         1,066,543
                                                       2003      1.000          1.205           386,447

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.404          2.011           189,511
                                                       2010      2.057          2.404           212,374
                                                       2009      1.199          2.057           209,376
                                                       2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.528          1.358           383,587
                                                       2010      1.418          1.528           393,940
                                                       2009      1.041          1.418           429,606
                                                       2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.220          1.477                --
                                                       2005      1.127          1.220           528,621
                                                       2004      1.000          1.127            94,386

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.345          1.315           469,253
                                                       2010      1.078          1.345           450,604
                                                       2009      0.751          1.078           383,306
                                                       2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.913          0.780            99,145
                                                       2010      0.795          0.913            87,463
                                                       2009      0.582          0.795           198,279
                                                       2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.166          1.320                --
                                                       2005      1.128          1.166           172,274
                                                       2004      1.000          1.128            53,428

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      1.007          1.075                --
                                                       2006      0.944          1.007             9,188
                                                       2005      0.893          0.944            13,859
                                                       2004      0.873          0.893            25,633
                                                       2003      0.654          0.873            20,299
                                                       2002      0.899          0.654            14,777

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.108          1.129         1,101,481
                                                       2010      0.892          1.108         1,195,312
                                                       2009      0.667          0.892         1,413,503
                                                       2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.263          1.288           298,260
                                                       2010      1.128          1.263           300,382
                                                       2009      0.929          1.128           336,318
                                                       2008      1.322          0.929           343,279
                                                       2007      1.227          1.322           319,953
                                                       2006      1.075          1.227           280,494
                                                       2005      1.037          1.075           225,286
                                                       2004      0.959          1.037           197,045
                                                       2003      0.775          0.959           157,613
                                                       2002      0.945          0.775            79,537

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.983          1.072                --
                                                       2010      0.884          0.983            23,623
                                                       2009      0.728          0.884            24,242
                                                       2008      1.026          0.728            19,178
                                                       2007      0.970          1.026            19,159
                                                       2006      0.827          0.970            82,368
                                                       2005      0.834          0.827            82,624
                                                       2004      0.811          0.834            61,928
                                                       2003      0.661          0.811            50,078
                                                       2002      0.899          0.661            36,570

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.362          1.461            28,342
                                                       2010      1.221          1.362            29,937
                                                       2009      0.999          1.221            21,190
                                                       2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.227          1.145           893,033
                                                       2010      1.059          1.227           990,582
                                                       2009      0.824          1.059         1,203,817
                                                       2008      1.306          0.824         1,249,595
                                                       2007      1.298          1.306         1,331,029
                                                       2006      1.118          1.298           681,726
                                                       2005      1.073          1.118           635,740
                                                       2004      0.998          1.073           561,903
                                                       2003      0.724          0.998           508,312
                                                       2002      0.925          0.724           415,983

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.649          1.629           166,723
                                                       2010      1.510          1.649           154,347
                                                       2009      1.067          1.510            74,119
                                                       2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.787          1.865           790,456
                                                       2010      1.643          1.787           783,808
                                                       2009      1.327          1.643           585,486
                                                       2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.426          1.437           546,075
                                                       2010      1.146          1.426           470,162
                                                       2009      0.807          1.146           402,831
                                                       2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.709          0.693                --
                                                       2008      1.141          0.709         4,140,312
                                                       2007      1.094          1.141         4,736,684
                                                       2006      0.956          1.094         7,044,296
                                                       2005      0.923          0.956         5,040,773
                                                       2004      0.842          0.923         4,920,344
                                                       2003      0.663          0.842         4,378,710
                                                       2002      0.859          0.663         2,999,593

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.135          1.226                 0
                                                       2010      1.101          1.135            95,905
                                                       2009      0.861          1.101            84,537
                                                       2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.061          2.048           111,826
                                                       2010      1.849          2.061           110,723
                                                       2009      1.514          1.849           123,343
                                                       2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.061          1.051                --
                                                       2010      0.977          1.061            26,071
                                                       2009      0.837          0.977            62,855
                                                       2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      2.024          2.061            32,924
                                                       2010      1.746          2.024            36,777
                                                       2009      1.098          1.746            30,623
                                                       2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.419          1.416                --
                                                       2009      1.424          1.419                58
                                                       2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.333          1.427                --
                                                       2006      1.187          1.333           424,031
                                                       2005      1.139          1.187           458,883
                                                       2004      0.991          1.139           485,743
                                                       2003      0.702          0.991           333,071
                                                       2002      0.950          0.702           239,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.488          1.535                --
                                                       2006      1.330          1.488            16,137
                                                       2005      1.295          1.330            13,795
                                                       2004      1.198          1.295            20,280
                                                       2003      1.039          1.198             9,155
                                                       2002      1.123          1.039             2,297

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.331          1.387                --
                                                       2006      1.141          1.331           938,693
                                                       2005      1.112          1.141           676,218
                                                       2004      1.000          1.112           118,943

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.400          1.548               683
                                                       2006      1.255          1.400           529,247
                                                       2005      1.166          1.255           348,775
                                                       2004      1.000          1.166           145,040

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.993          2.033         1,126,789
                                                       2010      1.725          1.993         1,313,771
                                                       2009      1.178          1.725           963,309
                                                       2008      1.561          1.178           822,732
                                                       2007      1.528          1.561           863,101
                                                       2006      1.440          1.528           170,973

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.265          1.260            32,311
                                                       2010      1.130          1.265           107,948
                                                       2009      0.954          1.130             2,953
                                                       2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.938          0.883         1,353,015
                                                       2010      0.812          0.938         1,375,066
                                                       2009      0.604          0.812         1,220,900
                                                       2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.240          1.108             3,579
                                                       2010      1.044          1.240            17,365
                                                       2009      0.813          1.044            30,638
                                                       2008      1.094          0.813            36,448
                                                       2007      1.111          1.094            60,249
                                                       2006      1.036          1.111            83,233

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.011          0.984           199,530
                                                       2010      0.907          1.011           135,545
                                                       2009      0.705          0.907            48,287
                                                       2008      1.001          0.705            42,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.962          0.911           207,415
                                                       2010      0.853          0.962           137,462
                                                       2009      0.640          0.853            53,093
                                                       2008      1.000          0.640            18,406

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.036          1.032            88,986
                                                       2010      0.948          1.036            58,626
                                                       2009      0.773          0.948            24,467
                                                       2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.581          1.352           433,015
                                                       2010      1.363          1.581           406,890
                                                       2009      0.882          1.363           421,657
                                                       2008      1.497          0.882           258,795
                                                       2007      1.519          1.497           276,579
                                                       2006      1.369          1.519           402,379

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.348          1.328            14,554
                                                       2010      1.072          1.348            31,634
                                                       2009      0.804          1.072            34,852
                                                       2008      1.317          0.804            31,883
                                                       2007      1.189          1.317            27,162
                                                       2006      1.190          1.189            40,123

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.776          2.557         4,592,561
                                                       2010      2.546          2.776         4,426,605
                                                       2009      1.789          2.546         4,099,024
                                                       2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.677          2.525           527,129
                                                       2010      2.185          2.677           496,271
                                                       2009      1.603          2.185           514,501
                                                       2008      1.103          1.603           445,991
                                                       2007      1.237          1.103            12,283

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.818          0.840            32,487
                                                       2010      0.665          0.818             6,983
                                                       2009      0.503          0.665             1,778
                                                       2008      0.794          0.503             2,336

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.703          1.690                --
                                                       2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.696          0.742                --
                                                       2010      0.652          0.696            14,550
                                                       2009      0.476          0.652            10,962
                                                       2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.358          3.296             9,132
                                                       2010      2.760          3.358             8,250
                                                       2009      1.969          2.760             8,766
                                                       2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.209          2.302            89,531
                                                       2010      1.964          2.209           100,445
                                                       2009      1.441          1.964           101,707
                                                       2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.338          1.281           159,576
                                                       2010      1.072          1.338           184,167
                                                       2009      0.852          1.072           186,511
                                                       2008      1.401          0.852           162,716
                                                       2007      1.532          1.401           217,540

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.651          0.621                --
                                                       2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.093          0.941           373,843

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.764          3.052            95,800
                                                       2010      3.054          3.764           111,897
                                                       2009      1.816          3.054           216,834
                                                       2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.397          1.240           407,878
                                                       2010      1.262          1.397           374,668
                                                       2009      0.965          1.262           416,642
                                                       2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.093          1.011           100,028
                                                       2010      0.832          1.093           108,020
                                                       2009      0.532          0.832            61,048
                                                       2008      0.953          0.532            30,690

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.932          0.917           321,699
                                                       2010      0.855          0.932           279,044
                                                       2009      0.597          0.855           248,181
                                                       2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.286          1.425           694,688
                                                       2010      1.198          1.286           707,526
                                                       2009      1.018          1.198           654,510
                                                       2008      1.097          1.018           879,320
                                                       2007      1.029          1.097            57,179

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.854          1.901         6,897,380
                                                       2010      1.724          1.854         5,348,047
                                                       2009      1.537          1.724         2,664,935

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.613          1.530           106,516
                                                       2010      1.396          1.613           181,948
                                                       2009      1.134          1.396           208,590
                                                       2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.129          1.250                --
                                                       2006      1.065          1.129            11,663

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.348          2.419           684,209
                                                       2010      2.106          2.348           714,453
                                                       2009      1.592          2.106           586,022
                                                       2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.972          0.928           692,178
                                                       2010      0.836          0.972           843,204
                                                       2009      0.710          0.836           838,176
                                                       2008      1.121          0.710           887,147
                                                       2007      1.085          1.121           988,521
                                                       2006      1.001          1.085         3,522,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.360          1.231         1,680,695
                                                       2010      1.141          1.360         1,755,586
                                                       2009      0.908          1.141         1,622,276
                                                       2008      1.302          0.908         1,412,540
                                                       2007      1.350          1.302         1,323,664
                                                       2006      1.320          1.350           285,980

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.568          1.536           486,236
                                                       2010      1.373          1.568           521,045
                                                       2009      1.093          1.373           281,517

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.154          2.302         1,164,754
                                                       2010      2.043          2.154           924,433
                                                       2009      1.954          2.043           841,340
                                                       2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.503          1.447            55,452
                                                       2010      1.313          1.503            78,418
                                                       2009      0.885          1.313            87,510
                                                       2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.797          1.903           860,094
                                                       2010      1.669          1.797           701,280
                                                       2009      1.534          1.669           385,373
                                                       2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.795          1.852         1,093,351
                                                       2010      1.647          1.795         1,182,794
                                                       2009      1.412          1.647         1,273,020
                                                       2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.183          1.200           622,195
                                                       2010      1.093          1.183           577,571
                                                       2009      0.990          1.093           553,093
                                                       2008      1.443          0.990            57,091

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.315          1.190         1,624,034
                                                       2010      1.104          1.315         1,335,805
                                                       2009      0.871          1.104           807,801

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.238          2.335                --
                                                       2008      3.441          2.238                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.317          1.309         5,331,105
                                                       2010      1.325          1.317         6,929,273
                                                       2009      1.327          1.325         7,240,947
                                                       2008      1.298          1.327         6,489,414
                                                       2007      1.243          1.298         4,676,190
                                                       2006      1.208          1.243         6,745,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.655          0.650                --
                                                       2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.228          1.172           370,706
                                                       2010      1.103          1.228           380,539
                                                       2009      0.841          1.103           368,495
                                                       2008      1.353          0.841           324,641

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.810          0.848                --
                                                       2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.483          1.382         1,141,787
                                                       2010      1.304          1.483         1,118,553
                                                       2009      1.078          1.304           912,029
                                                       2008      1.777          1.078           832,281
                                                       2007      1.718          1.777           987,838
                                                       2006      1.663          1.718         2,168,353

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.913          0.909            44,597
                                                       2010      0.825          0.913            46,826
                                                       2009      0.595          0.825            91,416
                                                       2008      0.892          0.595            88,279

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      1.008          1.096                --
                                                       2010      0.877          1.008           652,513
                                                       2009      0.671          0.877           452,347
                                                       2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.237          1.270           105,207
                                                       2010      1.131          1.237           335,414
                                                       2009      0.944          1.131           230,078
                                                       2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.190          1.195           569,123
                                                       2010      1.073          1.190           943,691
                                                       2009      0.873          1.073           647,874
                                                       2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.137          1.115         2,288,618
                                                       2010      1.011          1.137         2,752,499
                                                       2009      0.804          1.011         1,815,955
                                                       2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.081          1.034         1,205,580
                                                       2010      0.948          1.081         2,750,499
                                                       2009      0.739          0.948         2,516,836
                                                       2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.078          2.104         2,985,130
                                                       2010      1.820          2.078         3,205,205
                                                       2009      1.450          1.820         3,424,479
                                                       2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.330          2.367         2,608,318
                                                       2010      2.133          2.330         2,877,524
                                                       2009      1.813          2.133         2,873,547
                                                       2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.374          1.378           426,155
                                                       2010      1.241          1.374           269,028
                                                       2009      1.033          1.241           316,110
                                                       2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.687          1.467         1,017,526
                                                       2010      1.569          1.687         1,053,491
                                                       2009      1.226          1.569         1,082,312
                                                       2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.071          0.977           485,285
                                                       2010      0.927          1.071           547,136
                                                       2009      0.665          0.927           523,869
                                                       2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.057          0.963         2,574,150
                                                       2010      0.917          1.057         2,786,874
                                                       2009      0.660          0.917         2,944,426
                                                       2008      1.117          0.660         2,276,973
                                                       2007      1.058          1.117         2,995,606
                                                       2006      0.996          1.058         3,198,641

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.989          1.896           746,055
                                                       2010      1.576          1.989           809,535
                                                       2009      1.258          1.576           769,787
                                                       2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.556          1.526            17,174
                                                       2010      1.341          1.556             6,522
                                                       2009      0.943          1.341             2,051
                                                       2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.996          2.013           661,884
                                                       2010      1.491          1.996           600,423
                                                       2009      1.082          1.491           593,019
                                                       2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.057          2.161           286,013
                                                       2010      1.953          2.057           313,579
                                                       2009      1.880          1.953           374,483
                                                       2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.193          1.208                --
                                                       2005      1.167          1.193         4,050,881
                                                       2004      1.162          1.167         3,978,797
                                                       2003      1.160          1.162         3,626,920
                                                       2002      1.151          1.160         4,276,846

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.135          1.203                --
                                                       2005      1.080          1.135            17,479
                                                       2004      1.000          1.080             5,160

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.001          1.025                --
                                                       2006      1.000          1.001           233,636
                                                       2005      1.000          1.000            13,021

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.479          1.533                --
                                                       2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972

  Travelers Equity Income Subaccount (7/97)..........  2006      1.578          1.663                --
                                                       2005      1.519          1.578         2,235,482
                                                       2004      1.391          1.519         2,075,369
                                                       2003      1.067          1.391         1,834,891
                                                       2002      1.247          1.067         1,442,911

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.400          1.440                --
                                                       2005      1.373          1.400               501
                                                       2004      1.252          1.373               176
                                                       2003      1.029          1.252               105
                                                       2002      0.998          1.029               105

  Travelers Federated Stock Subaccount (7/97)........  2006      1.622          1.685                --
                                                       2005      1.549          1.622           390,996
                                                       2004      1.410          1.549           457,493
                                                       2003      1.111          1.410           408,756
                                                       2002      1.386          1.111           365,305

  Travelers Large Cap Subaccount (7/97)..............  2006      1.354          1.400                --
                                                       2005      1.253          1.354           816,919
                                                       2004      1.184          1.253           795,132
                                                       2003      0.955          1.184           798,503
                                                       2002      1.245          0.955           625,512

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.188          1.369                --
                                                       2005      1.092          1.188           263,280
                                                       2004      0.949          1.092           167,658
                                                       2003      0.742          0.949            80,226
                                                       2002      0.858          0.742            21,416

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.065                --
                                                       2005      1.000          1.009             2,859

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.030          1.190                --
                                                       2005      1.000          1.030               749

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.086          1.057                --
                                                       2008      1.702          1.086           216,838
                                                       2007      1.753          1.702           245,445
                                                       2006      1.520          1.753           285,286
                                                       2005      1.469          1.520           116,311
                                                       2004      1.258          1.469            96,505
                                                       2003      1.000          1.258            61,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.593          0.610                --
                                                       2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.269          2.092            31,592
                                                       2010      1.947          2.269            39,119
                                                       2009      1.223          1.947           202,527
                                                       2008      2.219          1.223            29,497
                                                       2007      2.248          2.219            27,265
                                                       2006      1.954          2.248           181,917
                                                       2005      1.687          1.954           185,374
                                                       2004      1.454          1.687           194,987
                                                       2003      1.057          1.454           235,421
                                                       2002      1.383          1.057           223,092

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.80%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      2.172          2.293                 --
                                                       2006      1.895          2.172                 --
                                                       2005      1.825          1.895          1,552,335
                                                       2004      1.663          1.825          1,690,996
                                                       2003      1.306          1.663          9,686,750
                                                       2002      1.695          1.306          9,292,111

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.086          1.166                 --
                                                       2006      1.000          1.086             34,874

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.839          0.883                 --
                                                       2005      0.800          0.839             42,257
                                                       2004      0.763          0.800             77,434
                                                       2003      0.615          0.763             73,363
                                                       2002      0.889          0.615             59,104

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.917          0.877                 --
                                                       2007      0.793          0.917            128,916
                                                       2006      0.779          0.793            107,961
                                                       2005      0.729          0.779             54,699
                                                       2004      0.688          0.729             93,510
                                                       2003      0.546          0.688             61,424
                                                       2002      0.818          0.546             43,160

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.633          1.476             61,935
                                                       2010      1.473          1.633             68,332
                                                       2009      1.044          1.473             69,361
                                                       2008      1.708          1.044            120,682
                                                       2007      1.499          1.708            123,531
                                                       2006      1.255          1.499             78,462
                                                       2005      1.109          1.255              8,379
                                                       2004      1.000          1.109              8,379

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.387          1.317            253,411
                                                       2010      1.178          1.387            233,275
                                                       2009      0.852          1.178            222,115
                                                       2008      1.532          0.852            167,479
                                                       2007      1.375          1.532            197,035
                                                       2006      1.258          1.375            182,381
                                                       2005      1.091          1.258            119,350
                                                       2004      1.000          1.091                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.201          1.170            118,697
                                                       2010      1.086          1.201            135,008
                                                       2009      0.834          1.086            123,680
                                                       2008      1.353          0.834             97,490
                                                       2007      1.299          1.353            101,446
                                                       2006      1.136          1.299             87,077
                                                       2005      1.082          1.136             37,529
                                                       2004      1.000          1.082                373

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.286          2.268                 --
                                                       2005      1.950          2.286          5,433,855
                                                       2004      1.644          1.950          5,510,261
                                                       2003      1.327          1.644         26,177,514
                                                       2002      1.786          1.327         26,946,828

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.040          3.193                 --
                                                       2006      2.312          3.040            239,778
                                                       2005      1.822          2.312            250,748
                                                       2004      1.470          1.822            247,726
                                                       2003      1.037          1.470            236,358
                                                       2002      1.182          1.037            304,408

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.567          3.378                 --
                                                       2005      2.415          2.567            296,129
                                                       2004      1.853          2.415            295,879
                                                       2003      1.393          1.853            289,598
                                                       2002      1.344          1.393            285,663

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      3.025          2.961            374,903
                                                       2010      2.305          3.025            397,309
                                                       2009      1.763          2.305            393,993
                                                       2008      2.534          1.763            377,676
                                                       2007      2.736          2.534            445,402
                                                       2006      2.373          2.736            448,108
                                                       2005      2.186          2.373            944,746
                                                       2004      1.814          2.186            977,812
                                                       2003      1.288          1.814            996,693
                                                       2002      1.375          1.288            880,143

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.388          1.332                 --
                                                       2007      1.306          1.388          4,769,937
                                                       2006      1.131          1.306          5,398,065
                                                       2005      1.092          1.131          6,399,684
                                                       2004      1.048          1.092          7,461,713
                                                       2003      0.872          1.048          8,370,984
                                                       2002      1.055          0.872          9,251,637

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.691          1.601                 --
                                                       2007      1.917          1.691          1,694,486
                                                       2006      1.862          1.917          1,787,672
                                                       2005      1.774          1.862          2,255,092
                                                       2004      1.606          1.774          2,350,402
                                                       2003      1.229          1.606          3,883,410
                                                       2002      1.532          1.229          3,863,252

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.744          1.830                 --
                                                       2006      1.638          1.744                 --
                                                       2005      1.587          1.638          1,369,326
                                                       2004      1.517          1.587          1,480,270
                                                       2003      1.296          1.517          7,129,650
                                                       2002      1.431          1.296          7,564,566

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.633          1.575            979,830
                                                       2010      1.408          1.633          1,034,999
                                                       2009      1.048          1.408          1,169,601
                                                       2008      1.842          1.048          1,169,357
                                                       2007      1.583          1.842          1,010,307
                                                       2006      1.432          1.583          1,003,656
                                                       2005      1.238          1.432            875,070
                                                       2004      1.083          1.238            840,729
                                                       2003      0.852          1.083            610,191
                                                       2002      0.950          0.852            251,956

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.270          1.225             26,834
                                                       2010      1.085          1.270             40,243
                                                       2009      0.805          1.085             39,370
                                                       2008      1.384          0.805             43,976
                                                       2007      1.307          1.384             37,548
                                                       2006      1.158          1.307             55,352
                                                       2005      0.967          1.158             33,158
                                                       2004      0.962          0.967             39,094
                                                       2003      0.777          0.962             38,317
                                                       2002      0.847          0.777             25,942

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.960          1.964                 --
                                                       2010      1.716          1.960                 --
                                                       2009      1.329          1.716                 --
                                                       2008      2.335          1.329                 --
                                                       2007      2.319          2.335                 79
                                                       2006      1.945          2.319                 79
                                                       2005      1.852          1.945          2,120,920
                                                       2004      1.674          1.852          2,302,232
                                                       2003      1.294          1.674         11,809,489
                                                       2002      1.571          1.294         12,326,008

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      2.175          2.001                 --
                                                       2007      1.727          2.175                142
                                                       2006      1.629          1.727                142
                                                       2005      1.552          1.629          3,378,817
                                                       2004      1.514          1.552          3,845,340
                                                       2003      1.149          1.514         20,960,410
                                                       2002      1.657          1.149         20,810,968

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.572          1.622                 --
                                                       2010      1.392          1.572                 --
                                                       2009      0.975          1.392                 --
                                                       2008      1.310          0.975                 --
                                                       2007      1.284          1.310                 --
                                                       2006      1.164          1.284                 --
                                                       2005      1.142          1.164            187,401
                                                       2004      1.051          1.142            256,356
                                                       2003      0.832          1.051          1,783,443
                                                       2002      0.811          0.832          1,835,312

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.473          2.187            824,587
                                                       2010      1.939          2.473            926,233
                                                       2009      1.399          1.939            868,005
                                                       2008      2.334          1.399            778,711
                                                       2007      2.040          2.334            682,204
                                                       2006      1.830          2.040            653,948
                                                       2005      1.563          1.830            524,518
                                                       2004      1.264          1.563            473,022
                                                       2003      0.921          1.264            353,263
                                                       2002      1.032          0.921            237,347

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                 --
                                                       2005      1.345          1.475             37,259
                                                       2004      1.204          1.345             35,258
                                                       2003      1.000          1.204             20,622

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.372          1.980             40,539
                                                       2010      2.034          2.372             34,292
                                                       2009      1.188          2.034             15,493
                                                       2008      2.532          1.188             13,032
                                                       2007      1.982          2.532             63,148
                                                       2006      1.559          1.982             48,998
                                                       2005      1.234          1.559                 78
                                                       2004      1.000          1.234                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.508          1.337             90,811
                                                       2010      1.402          1.508             95,027
                                                       2009      1.032          1.402            111,986
                                                       2008      1.744          1.032             41,486
                                                       2007      1.523          1.744             47,238
                                                       2006      1.264          1.523             30,802
                                                       2005      1.156          1.264             17,385
                                                       2004      1.000          1.156              7,482

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      2.497          2.649                 --
                                                       2006      2.073          2.497                 --
                                                       2005      2.012          2.073            373,925
                                                       2004      1.750          2.012            356,823
                                                       2003      1.333          1.750          3,436,476
                                                       2002      1.402          1.333          3,445,358

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.147          2.517                 --
                                                       2005      1.984          2.147          1,139,783
                                                       2004      1.721          1.984          1,180,397
                                                       2003      1.308          1.721          8,992,542
                                                       2002      1.614          1.308          9,204,878

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.469                 --
                                                       2005      1.126          1.216             90,279
                                                       2004      1.000          1.126             12,517

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.049          2.101                 --
                                                       2005      2.039          2.049            681,925
                                                       2004      1.890          2.039            727,263
                                                       2003      1.475          1.890          1,476,033
                                                       2002      1.422          1.475          1,341,715

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.153          1.195                 --
                                                       2005      1.080          1.153            208,490
                                                       2004      1.005          1.080            228,246
                                                       2003      0.891          1.005            226,568
                                                       2002      0.962          0.891            163,634

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.319          1.287            117,567
                                                       2010      1.060          1.319            144,776
                                                       2009      0.740          1.060            126,535
                                                       2008      1.328          0.740             96,775
                                                       2007      1.099          1.328            163,043
                                                       2006      0.978          1.099            146,078
                                                       2005      0.880          0.978            128,612
                                                       2004      0.736          0.880            134,271
                                                       2003      0.551          0.736             49,994
                                                       2002      0.772          0.551             28,529

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.895          0.764             71,744
                                                       2010      0.781          0.895            157,931
                                                       2009      0.573          0.781            151,838
                                                       2008      1.046          0.573            234,801
                                                       2007      0.965          1.046            185,888
                                                       2006      0.824          0.965            180,791
                                                       2005      0.787          0.824            182,884
                                                       2004      0.759          0.787            201,672
                                                       2003      0.619          0.759            212,144
                                                       2002      0.840          0.619            186,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                 --
                                                       2005      1.127          1.162              4,680
                                                       2004      1.000          1.127                781

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.996          1.063                 --
                                                       2006      0.935          0.996             41,797
                                                       2005      0.887          0.935             43,968
                                                       2004      0.869          0.887             53,043
                                                       2003      0.652          0.869             44,619
                                                       2002      0.898          0.652             28,903

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.087          1.105            900,024
                                                       2010      0.877          1.087          1,110,105
                                                       2009      0.657          0.877          1,203,747
                                                       2008      1.111          0.657          1,460,329
                                                       2007      1.103          1.111          1,861,761
                                                       2006      1.022          1.103          2,035,461
                                                       2005      0.923          1.022          2,067,086
                                                       2004      0.846          0.923          2,306,943
                                                       2003      0.634          0.846          2,018,669
                                                       2002      0.949          0.634          1,128,359

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.238          1.260            126,706
                                                       2010      1.108          1.238            138,304
                                                       2009      0.915          1.108            128,557
                                                       2008      1.305          0.915            123,669
                                                       2007      1.213          1.305            158,562
                                                       2006      1.065          1.213            165,780
                                                       2005      1.029          1.065            146,476
                                                       2004      0.954          1.029            330,800
                                                       2003      0.772          0.954            312,504
                                                       2002      0.943          0.772            205,234

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.964          1.050                  0
                                                       2010      0.869          0.964             88,598
                                                       2009      0.717          0.869             92,353
                                                       2008      1.012          0.717             83,877
                                                       2007      0.959          1.012             80,250
                                                       2006      0.819          0.959             76,007
                                                       2005      0.828          0.819             27,471
                                                       2004      0.807          0.828             37,131
                                                       2003      0.659          0.807             28,990
                                                       2002      0.897          0.659             14,667

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.329          1.422             57,718
                                                       2010      1.193          1.329             87,789
                                                       2009      0.979          1.193            111,247
                                                       2008      1.518          0.979             35,053
                                                       2007      1.503          1.518             59,302

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.204          1.120          1,014,699
                                                       2010      1.041          1.204          1,134,861
                                                       2009      0.811          1.041          1,279,307
                                                       2008      1.289          0.811          1,554,778
                                                       2007      1.283          1.289          1,950,355
                                                       2006      1.107          1.283            842,881
                                                       2005      1.065          1.107            911,292
                                                       2004      0.992          1.065          1,099,073
                                                       2003      0.722          0.992            972,729
                                                       2002      0.924          0.722            693,928

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.609          1.586            760,582
                                                       2010      1.477          1.609            832,798
                                                       2009      1.045          1.477            933,239
                                                       2008      1.680          1.045          1,050,989
                                                       2007      1.609          1.680          1,277,043
                                                       2006      1.550          1.609          1,369,820
                                                       2005      1.485          1.550          1,537,096
                                                       2004      1.492          1.485          1,743,036
                                                       2003      1.019          1.492          1,869,033
                                                       2002      1.365          1.019          1,932,920

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.744          1.816            424,412
                                                       2010      1.606          1.744            418,389
                                                       2009      1.300          1.606            399,546
                                                       2008      2.036          1.300            403,502
                                                       2007      1.976          2.036            473,560
                                                       2006      1.684          1.976            483,508
                                                       2005      1.593          1.684            472,194
                                                       2004      1.455          1.593            565,592
                                                       2003      1.109          1.455            586,238
                                                       2002      1.452          1.109            497,449

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.398          1.406             69,239
                                                       2010      1.126          1.398            106,110
                                                       2009      0.795          1.126            100,912
                                                       2008      1.352          0.795            107,553
                                                       2007      1.238          1.352             89,982
                                                       2006      1.107          1.238             38,816
                                                       2005      1.064          1.107             35,017
                                                       2004      0.932          1.064             42,130
                                                       2003      0.631          0.932             39,230
                                                       2002      0.974          0.631             39,523

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.695          0.679                  0
                                                       2008      1.122          0.695          4,637,187
                                                       2007      1.078          1.122          5,110,031
                                                       2006      0.944          1.078          5,081,450
                                                       2005      0.912          0.944          5,331,880
                                                       2004      0.834          0.912          5,804,754
                                                       2003      0.658          0.834          5,331,997
                                                       2002      0.855          0.658          4,457,211

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.104          1.191                 (0)
                                                       2010      1.073          1.104            903,028
                                                       2009      0.841          1.073            972,398
                                                       2008      1.497          0.841            985,884
                                                       2007      1.419          1.497          1,272,608
                                                       2006      1.137          1.419          1,325,448
                                                       2005      1.026          1.137          1,606,882
                                                       2004      0.877          1.026          1,767,015
                                                       2003      0.694          0.877          2,528,900
                                                       2002      0.941          0.694          2,622,169

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      2.003          1.987            357,833
                                                       2010      1.800          2.003            401,515
                                                       2009      1.477          1.800            470,872
                                                       2008      1.991          1.477            486,894
                                                       2007      1.810          1.991            552,507
                                                       2006      1.694          1.810            595,003
                                                       2005      1.636          1.694            755,351
                                                       2004      1.552          1.636            907,516
                                                       2003      1.214          1.552          1,729,132
                                                       2002      1.629          1.214          1,871,608

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.045          1.035                 --
                                                       2010      0.965          1.045             43,466
                                                       2009      0.828          0.965             59,069
                                                       2008      1.059          0.828                 --
                                                       2007      1.054          1.059                 --
                                                       2006      1.020          1.054                 --
                                                       2005      1.005          1.020                 --
                                                       2004      1.001          1.005                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.968          1.999            110,910
                                                       2010      1.701          1.968            126,578
                                                       2009      1.072          1.701            296,572
                                                       2008      1.543          1.072            178,560
                                                       2007      1.551          1.543            183,374
                                                       2006      1.409          1.551            202,593
                                                       2005      1.384          1.409            255,339
                                                       2004      1.263          1.384            289,938
                                                       2003      0.999          1.263            496,206
                                                       2002      1.040          0.999            369,750

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.382          1.378                 --
                                                       2009      1.390          1.382            126,643
                                                       2008      1.365          1.390             84,653
                                                       2007      1.312          1.365             56,007
                                                       2006      1.264          1.312             67,656
                                                       2005      1.239          1.264            480,686
                                                       2004      1.238          1.239            467,624
                                                       2003      1.240          1.238            850,812
                                                       2002      1.234          1.240          1,402,440

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.318          1.410                 --
                                                       2006      1.176          1.318             30,084
                                                       2005      1.130          1.176             28,961
                                                       2004      0.986          1.130             33,390
                                                       2003      0.700          0.986             30,845
                                                       2002      0.949          0.700              6,439

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.194          2.308                 --
                                                       2006      1.872          2.194            774,965
                                                       2005      1.814          1.872            876,893
                                                       2004      1.688          1.814            994,556
                                                       2003      1.224          1.688            964,724
                                                       2002      1.646          1.224            926,755

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.463          1.509                 --
                                                       2006      1.310          1.463             92,054
                                                       2005      1.278          1.310             83,926
                                                       2004      1.185          1.278             80,303
                                                       2003      1.031          1.185             97,044
                                                       2002      1.116          1.031             89,345

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.874          1.975                 --
                                                       2006      1.597          1.874              4,956
                                                       2005      1.512          1.597            279,796
                                                       2004      1.378          1.512            307,347
                                                       2003      1.088          1.378            937,091
                                                       2002      1.471          1.088            893,672

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                 --
                                                       2006      1.138          1.323             27,510
                                                       2005      1.111          1.138             22,794
                                                       2004      1.000          1.111             22,529

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                 --
                                                       2006      1.251          1.392             24,859
                                                       2005      1.165          1.251             16,831
                                                       2004      1.000          1.165              3,684

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.932          1.999                 --
                                                       2005      1.876          1.932          2,925,625
                                                       2004      1.728          1.876          3,344,096
                                                       2003      1.428          1.728          6,433,587
                                                       2002      1.575          1.428          6,863,051

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.561          2.475                 --
                                                       2007      2.434          2.561            398,951
                                                       2006      2.542          2.434            409,884

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.941          1.976            276,989
                                                       2010      1.683          1.941            419,238
                                                       2009      1.152          1.683            438,838
                                                       2008      1.530          1.152            494,734
                                                       2007      1.501          1.530            582,243
                                                       2006      1.416          1.501              8,875

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.423          1.496                 --
                                                       2006      1.336          1.423            478,768

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.234          1.227            335,282
                                                       2010      1.105          1.234            388,161
                                                       2009      0.935          1.105            436,974
                                                       2008      1.503          0.935            412,186
                                                       2007      1.483          1.503            460,523

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.930          0.874            572,860
                                                       2010      0.806          0.930            622,625
                                                       2009      0.601          0.806            633,592
                                                       2008      1.037          0.601            570,444
                                                       2007      1.227          1.037            743,345
                                                       2006      1.003          1.227            836,142

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.228          1.095              6,118
                                                       2010      1.036          1.228              2,457
                                                       2009      0.809          1.036                 --
                                                       2008      1.090          0.809                 --
                                                       2007      1.110          1.090                 --
                                                       2006      1.035          1.110                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.006          0.976            267,436
                                                       2010      0.904          1.006            261,865
                                                       2009      0.704          0.904            138,065
                                                       2008      1.001          0.704            127,258

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.957          0.904            222,507
                                                       2010      0.850          0.957            210,264
                                                       2009      0.639          0.850            145,706
                                                       2008      1.000          0.639             33,114

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.031          1.024              7,940
                                                       2010      0.945          1.031             12,461
                                                       2009      0.772          0.945             17,485
                                                       2008      1.002          0.772             16,998

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.539          1.314            631,730
                                                       2010      1.330          1.539            750,109
                                                       2009      0.862          1.330            757,256
                                                       2008      1.466          0.862            754,532
                                                       2007      1.491          1.466            849,683
                                                       2006      1.346          1.491            727,494

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.333          1.311                978
                                                       2010      1.063          1.333                167
                                                       2009      0.798          1.063                 --
                                                       2008      1.310          0.798                 --
                                                       2007      1.186          1.310                 --
                                                       2006      1.188          1.186                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.698          2.480            453,337
                                                       2010      2.480          2.698            585,963
                                                       2009      1.745          2.480            670,421
                                                       2008      3.026          1.745            801,772
                                                       2007      2.338          3.026            751,713
                                                       2006      2.268          2.338            745,244

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.612          2.459            226,771
                                                       2010      2.137          2.612            317,112
                                                       2009      1.570          2.137            314,630
                                                       2008      1.098          1.570            335,949
                                                       2007      1.232          1.098                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.802          0.822             84,804
                                                       2010      0.653          0.802             66,433
                                                       2009      0.495          0.653             26,523
                                                       2008      0.783          0.495             43,706

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.662          1.648                 (0)
                                                       2008      2.241          1.662          1,402,647
                                                       2007      2.124          2.241          1,802,979
                                                       2006      1.999          2.124          1,988,804

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.689          0.734                 --
                                                       2010      0.647          0.689                636
                                                       2009      0.473          0.647                849
                                                       2008      0.902          0.473                 --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.264          3.197                 --
                                                       2010      2.688          3.264                 --
                                                       2009      1.922          2.688                 --
                                                       2008      3.181          1.922                 --
                                                       2007      2.632          3.181                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.160          2.246              6,125
                                                       2010      1.924          2.160             25,786
                                                       2009      1.414          1.924             22,337
                                                       2008      1.747          1.414             22,931
                                                       2007      1.648          1.747              6,247
                                                       2006      1.564          1.648              5,820

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.320          1.261            264,062
                                                       2010      1.060          1.320            191,893
                                                       2009      0.845          1.060            181,879
                                                       2008      1.390          0.845            127,758
                                                       2007      1.523          1.390             78,940

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.641          0.611                 --
                                                       2008      1.127          0.641            796,158
                                                       2007      1.015          1.127            892,684
                                                       2006      1.022          1.015          1,009,228

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.081          0.930          4,009,043

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.673          2.973            118,155
                                                       2010      2.986          3.673            163,240
                                                       2009      1.779          2.986            155,305
                                                       2008      4.020          1.779            138,295
                                                       2007      3.173          4.020            197,308

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.370          1.214            919,063
                                                       2010      1.240          1.370            414,854
                                                       2009      0.950          1.240            567,735
                                                       2008      1.662          0.950            518,681
                                                       2007      1.574          1.662            428,893

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.072          0.990              4,881
                                                       2010      0.818          1.072             11,229
                                                       2009      0.524          0.818             13,396
                                                       2008      0.940          0.524             13,775

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.914          0.898             40,844
                                                       2010      0.840          0.914             19,688
                                                       2009      0.588          0.840              3,374
                                                       2008      1.044          0.588              1,559

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.273          1.407             38,489
                                                       2010      1.188          1.273             27,151
                                                       2009      1.012          1.188                146
                                                       2008      1.092          1.012                 --
                                                       2007      1.026          1.092                 --

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.819          1.861            692,215
                                                       2010      1.695          1.819            986,894
                                                       2009      1.513          1.695          1,014,204

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.568          1.484            268,870
                                                       2010      1.360          1.568            315,749
                                                       2009      1.106          1.360            305,700
                                                       2008      1.660          1.106            285,979
                                                       2007      1.594          1.660            314,468
                                                       2006      1.475          1.594            314,010

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.126          1.246                 --
                                                       2006      1.064          1.126                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.282          2.346            205,706
                                                       2010      2.051          2.282            289,517
                                                       2009      1.553          2.051            343,687
                                                       2008      1.754          1.553            306,265
                                                       2007      1.658          1.754            518,301
                                                       2006      1.592          1.658            501,145

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.963          0.917            338,768
                                                       2010      0.830          0.963            356,299
                                                       2009      0.707          0.830            401,545
                                                       2008      1.118          0.707            405,252
                                                       2007      1.083          1.118            525,124
                                                       2006      1.001          1.083            535,116

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.342          1.212            335,134
                                                       2010      1.128          1.342            373,183
                                                       2009      0.900          1.128            381,485
                                                       2008      1.292          0.900            394,187
                                                       2007      1.343          1.292            372,815
                                                       2006      1.314          1.343             14,421

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.544          1.509             25,264
                                                       2010      1.355          1.544             19,392
                                                       2009      1.080          1.355             13,794

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.727          1.789                 --
                                                       2006      1.668          1.727         19,361,845
                                                       2005      1.648          1.668         21,982,579
                                                       2004      1.587          1.648         22,087,466
                                                       2003      1.515          1.587         27,859,329
                                                       2002      1.402          1.515         28,571,418

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.960          2.112                 --
                                                       2006      1.562          1.960         12,173,343
                                                       2005      1.373          1.562         17,425,745
                                                       2004      1.205          1.373         18,423,024
                                                       2003      0.934          1.205         28,745,348
                                                       2002      1.212          0.934         31,792,301

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.419          1.488                 --
                                                       2006      1.271          1.419         23,515,817
                                                       2005      1.201          1.271         30,646,741
                                                       2004      1.100          1.201         31,136,353
                                                       2003      0.865          1.100         46,539,704
                                                       2002      1.130          0.865         42,300,597

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.868          1.874                 --
                                                       2006      1.657          1.868          8,612,652
                                                       2005      1.557          1.657         11,665,174
                                                       2004      1.366          1.557         12,192,341
                                                       2003      0.962          1.366         21,329,351
                                                       2002      1.272          0.962         18,957,697

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.093          2.232          2,438,991
                                                       2010      1.990          2.093          2,724,405
                                                       2009      1.907          1.990          3,101,195
                                                       2008      1.814          1.907          4,013,665
                                                       2007      1.788          1.814          5,181,687

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.467          1.410            514,795
                                                       2010      1.284          1.467            570,859
                                                       2009      0.867          1.284            595,283
                                                       2008      1.611          0.867            672,349
                                                       2007      1.349          1.611          1,352,154
                                                       2006      1.374          1.349          1,510,882

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.750          1.850            144,927
                                                       2010      1.628          1.750            247,765
                                                       2009      1.499          1.628            255,792
                                                       2008      1.565          1.499            265,936
                                                       2007      1.484          1.565            308,286
                                                       2006      1.421          1.484            368,636

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.744          1.796            970,067
                                                       2010      1.604          1.744          1,111,066
                                                       2009      1.378          1.604          1,294,596
                                                       2008      1.847          1.378                 --
                                                       2007      1.823          1.847                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.163          1.177            106,431
                                                       2010      1.076          1.163             97,332
                                                       2009      0.977          1.076             94,288
                                                       2008      1.426          0.977             16,423

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.280          1.156          5,248,481
                                                       2010      1.077          1.280          5,918,628
                                                       2009      0.851          1.077          6,188,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.176          2.268                 --
                                                       2008      3.349          2.176                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.285          1.275          1,337,454
                                                       2010      1.295          1.285          1,449,295
                                                       2009      1.300          1.295          1,691,763
                                                       2008      1.274          1.300          1,960,772
                                                       2007      1.223          1.274          1,871,487
                                                       2006      1.189          1.223          2,214,862

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.651          0.646                 --
                                                       2008      1.098          0.651             65,305
                                                       2007      1.154          1.098             65,459

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.198          1.141          3,131,196
                                                       2010      1.078          1.198          3,497,472
                                                       2009      0.824          1.078          3,633,309
                                                       2008      1.327          0.824          3,950,051

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.791          0.828                 --
                                                       2008      1.446          0.791          6,253,994
                                                       2007      1.402          1.446          7,813,729
                                                       2006      1.376          1.402          9,112,771

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.444          1.343          1,193,551
                                                       2010      1.272          1.444          1,344,022
                                                       2009      1.053          1.272          1,524,567
                                                       2008      1.740          1.053          1,716,197
                                                       2007      1.686          1.740          2,249,824
                                                       2006      1.634          1.686          2,560,360

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.895          0.890             60,536
                                                       2010      0.811          0.895            127,942
                                                       2009      0.586          0.811            131,679
                                                       2008      0.879          0.586            120,787

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.998          1.085                 --
                                                       2010      0.870          0.998          4,286,903
                                                       2009      0.667          0.870          4,106,955
                                                       2008      1.129          0.667          3,721,661
                                                       2007      1.102          1.129          3,796,333
                                                       2006      1.000          1.102             81,479

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.225          1.255            134,156
                                                       2010      1.122          1.225            170,454
                                                       2009      0.939          1.122            219,536
                                                       2008      1.105          0.939            168,100
                                                       2007      1.055          1.105            125,379
                                                       2006      1.000          1.055              2,110

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.178          1.181          2,276,532
                                                       2010      1.065          1.178          2,646,337
                                                       2009      0.868          1.065          3,407,282
                                                       2008      1.116          0.868          2,960,835
                                                       2007      1.073          1.116          3,635,110
                                                       2006      1.000          1.073              5,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.126          1.102         14,564,765
                                                       2010      1.003          1.126         14,648,560
                                                       2009      0.799          1.003         17,633,812
                                                       2008      1.129          0.799         21,968,516
                                                       2007      1.090          1.129         27,232,965
                                                       2006      1.000          1.090            141,308

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.071          1.022         16,177,775
                                                       2010      0.941          1.071         16,565,115
                                                       2009      0.735          0.941         18,592,958
                                                       2008      1.141          0.735         20,641,601
                                                       2007      1.108          1.141         26,253,065
                                                       2006      1.000          1.108            192,890

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      2.020          2.041          4,734,786
                                                       2010      1.773          2.020          5,232,895
                                                       2009      1.415          1.773          5,530,262
                                                       2008      2.268          1.415          4,190,003
                                                       2007      2.275          2.268          4,881,693

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.265          2.296          1,125,594
                                                       2010      2.078          2.265          1,293,733
                                                       2009      1.770          2.078          1,390,275
                                                       2008      2.296          1.770          1,515,607
                                                       2007      2.222          2.296          2,252,877
                                                       2006      2.067          2.222          2,463,044

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.356          1.357            307,425
                                                       2010      1.227          1.356            294,778
                                                       2009      1.024          1.227            287,985
                                                       2008      1.529          1.024            172,127
                                                       2007      1.432          1.529             90,463
                                                       2006      1.289          1.432             80,270

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.640          1.423          2,946,444
                                                       2010      1.528          1.640          3,333,900
                                                       2009      1.197          1.528          3,488,293
                                                       2008      2.083          1.197          4,020,055
                                                       2007      2.132          2.083          4,706,695

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.061          0.966                 --
                                                       2010      0.920          1.061                 --
                                                       2009      0.661          0.920                 --
                                                       2008      1.118          0.661                 --
                                                       2007      1.058          1.118                 --
                                                       2006      0.996          1.058                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.047          0.952            311,976
                                                       2010      0.911          1.047            266,703
                                                       2009      0.657          0.911            252,599
                                                       2008      1.113          0.657            224,215
                                                       2007      1.056          1.113            270,535
                                                       2006      0.996          1.056            187,315

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.933          1.839          2,443,919
                                                       2010      1.535          1.933          2,789,196
                                                       2009      1.228          1.535          2,843,543
                                                       2008      1.861          1.228          3,165,967
                                                       2007      1.915          1.861          3,821,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.518          1.486             89,051
                                                       2010      1.311          1.518             66,274
                                                       2009      0.924          1.311             20,101
                                                       2008      1.506          0.924                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.947          1.960          1,110,510
                                                       2010      1.458          1.947          1,254,346
                                                       2009      1.060          1.458          1,323,051
                                                       2008      1.604          1.060          1,364,872

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.244          2.336                 --
                                                       2006      2.101          2.244            399,954

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      2.000          2.096            268,509
                                                       2010      1.902          2.000            342,855
                                                       2009      1.835          1.902            431,768
                                                       2008      1.854          1.835            517,198
                                                       2007      1.788          1.854            593,060
                                                       2006      1.718          1.788            646,867

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.176          1.189                 --
                                                       2005      1.152          1.176          2,091,678
                                                       2004      1.150          1.152          2,302,279
                                                       2003      1.150          1.150          2,831,048
                                                       2002      1.143          1.150          3,550,503

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                 --
                                                       2005      1.078          1.131              2,369
                                                       2004      1.000          1.078                 41

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.999          1.022                 --
                                                       2006      1.000          0.999                 --
                                                       2005      1.000          1.000                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.456          1.509                 --
                                                       2008      1.401          1.456            950,329
                                                       2007      1.298          1.401            495,830
                                                       2006      1.260          1.298            404,944
                                                       2005      1.240          1.260            365,327
                                                       2004      1.192          1.240            584,319
                                                       2003      1.144          1.192            635,374
                                                       2002      1.057          1.144            354,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.013          0.942                 --
                                                       2007      0.926          1.013              6,680
                                                       2006      0.840          0.926              6,087
                                                       2005      0.790          0.840              5,412
                                                       2004      0.740          0.790             23,413
                                                       2003      0.565          0.740              6,382
                                                       2002      0.809          0.565              6,121

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.457          1.582                 --
                                                       2006      1.150          1.457            342,400
                                                       2005      1.033          1.150            281,626
                                                       2004      0.897          1.033            327,039
                                                       2003      0.703          0.897            276,184
                                                       2002      0.861          0.703            133,696

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.035          2.179                 --
                                                       2006      1.749          2.035            264,247
                                                       2005      1.647          1.749            246,017
                                                       2004      1.315          1.647            264,688
                                                       2003      0.886          1.315            211,738
                                                       2002      1.093          0.886            109,259

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.958          1.022                 --
                                                       2005      0.888          0.958          1,052,801
                                                       2004      0.840          0.888          1,177,150
                                                       2003      0.655          0.840          1,170,591
                                                       2002      0.867          0.655          1,194,096

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.464          1.564                 --
                                                       2005      1.470          1.464                 --
                                                       2004      1.394          1.470                 --
                                                       2003      1.113          1.394                 --
                                                       2002      1.207          1.113                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.322          2.542                 --
                                                       2005      2.082          2.322            560,555
                                                       2004      1.802          2.082            608,550
                                                       2003      1.358          1.802          1,926,826
                                                       2002      1.598          1.358          1,638,704

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (7/97)..........  2006      1.551          1.634                 --
                                                       2005      1.497          1.551          2,992,352
                                                       2004      1.373          1.497          3,648,618
                                                       2003      1.055          1.373          3,815,445
                                                       2002      1.236          1.055          3,877,818

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.377          1.416                 --
                                                       2005      1.354          1.377            116,387
                                                       2004      1.236          1.354            106,443
                                                       2003      1.018          1.236             98,872
                                                       2002      0.990          1.018             89,229

  Travelers Federated Stock Subaccount (7/97)........  2006      1.595          1.655                 --
                                                       2005      1.526          1.595            662,289
                                                       2004      1.392          1.526            684,873
                                                       2003      1.099          1.392            764,247
                                                       2002      1.373          1.099            837,314

  Travelers Large Cap Subaccount (7/97)..............  2006      1.331          1.376                 --
                                                       2005      1.235          1.331          4,388,964
                                                       2004      1.169          1.235          5,245,117
                                                       2003      0.945          1.169          5,592,251
                                                       2002      1.234          0.945          5,781,266

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.255          1.336                 --
                                                       2005      1.129          1.255            569,742
                                                       2004      0.982          1.129            569,173
                                                       2003      0.817          0.982            589,994
                                                       2002      1.101          0.817            698,313

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.295          1.374                 --
                                                       2005      1.267          1.295          1,588,079
                                                       2004      1.119          1.267          1,727,825
                                                       2003      0.823          1.119          1,669,471
                                                       2002      1.622          0.823          1,775,158

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.997          2.067                 --
                                                       2005      1.956          1.997          2,700,323
                                                       2004      1.769          1.956          3,094,227
                                                       2003      1.530          1.769          4,087,108
                                                       2002      1.628          1.530          4,135,912

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                 --
                                                       2005      1.127          1.190             19,967
                                                       2004      1.000          1.127                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.168          1.346                 --
                                                       2005      1.075          1.168            680,168
                                                       2004      0.937          1.075            678,502
                                                       2003      0.734          0.937            675,699
                                                       2002      0.850          0.734            793,486

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.386          1.475                 --
                                                       2005      1.318          1.386            381,987
                                                       2004      1.196          1.318            468,411
                                                       2003      0.974          1.196          1,082,084
                                                       2002      1.407          0.974          1,114,906

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.064                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.572          1.592                 --
                                                       2005      1.529          1.572            477,240
                                                       2004      1.389          1.529            463,747
                                                       2003      1.171          1.389            641,914
                                                       2002      1.115          1.171            578,159

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.431          1.421                 --
                                                       2005      1.419          1.431            579,779
                                                       2004      1.385          1.419            583,093
                                                       2003      1.305          1.385          2,027,577
                                                       2002      1.243          1.305          2,407,596

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.532          1.602                 --
                                                       2005      1.513          1.532          7,477,355
                                                       2004      1.384          1.513          8,657,479
                                                       2003      1.052          1.384         20,871,610
                                                       2002      1.597          1.052         21,981,668

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.188                 --
                                                       2005      1.000          1.029                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.778          1.718                 --
                                                       2005      1.718          1.778          1,071,895
                                                       2004      1.632          1.718          1,163,642
                                                       2003      1.601          1.632          2,737,867
                                                       2002      1.420          1.601          2,881,421

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.074          1.045                 --
                                                       2008      1.687          1.074             26,658
                                                       2007      1.741          1.687             27,900
                                                       2006      1.512          1.741             24,670
                                                       2005      1.464          1.512              7,568
                                                       2004      1.257          1.464              5,458
                                                       2003      1.000          1.257                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.584          0.600                 --
                                                       2008      1.034          0.584              7,274
                                                       2007      0.927          1.034              8,850
                                                       2006      0.875          0.927              6,819
                                                       2005      0.818          0.875              5,155
                                                       2004      0.794          0.818              5,962
                                                       2003      0.637          0.794              4,309
                                                       2002      0.912          0.637              5,145

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.214          2.037            113,285
                                                       2010      1.904          2.214            105,679
                                                       2009      1.198          1.904             94,782
                                                       2008      2.178          1.198             88,988
                                                       2007      2.211          2.178            106,663
                                                       2006      1.926          2.211            119,254
                                                       2005      1.666          1.926            178,068
                                                       2004      1.438          1.666            155,798
                                                       2003      1.048          1.438            164,392
                                                       2002      1.374          1.048            139,394




               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.085          1.164                 --
                                                       2006      1.000          1.085            167,196

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.835          0.879                 --
                                                       2005      0.797          0.835            194,567
                                                       2004      0.761          0.797            155,719
                                                       2003      0.614          0.761            142,910
                                                       2002      0.888          0.614            119,303

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.911          0.871                 --
                                                       2007      0.788          0.911            264,886
                                                       2006      0.775          0.788            305,776
                                                       2005      0.727          0.775            339,317
                                                       2004      0.687          0.727            257,071
                                                       2003      0.545          0.687            254,916
                                                       2002      0.817          0.545            205,986

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.622          1.465          1,097,017
                                                       2010      1.465          1.622          1,054,238
                                                       2009      1.039          1.465            992,309
                                                       2008      1.701          1.039            873,829
                                                       2007      1.495          1.701            745,517
                                                       2006      1.252          1.495            107,350
                                                       2005      1.108          1.252             37,996
                                                       2004      1.000          1.108             20,388

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.378          1.307          2,294,035
                                                       2010      1.171          1.378          2,407,779
                                                       2009      0.848          1.171          1,985,635
                                                       2008      1.527          0.848          1,486,539
                                                       2007      1.371          1.527          1,112,926
                                                       2006      1.255          1.371            735,285
                                                       2005      1.090          1.255            274,882
                                                       2004      1.000          1.090            100,116

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.193          1.161            985,029
                                                       2010      1.080          1.193          1,151,564
                                                       2009      0.831          1.080          1,331,044
                                                       2008      1.348          0.831          1,112,965
                                                       2007      1.295          1.348            764,064
                                                       2006      1.135          1.295            381,417
                                                       2005      1.082          1.135            141,287
                                                       2004      1.000          1.082             43,157

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.265          2.247                 --
                                                       2005      1.934          2.265          6,353,087
                                                       2004      1.633          1.934          7,119,040
                                                       2003      1.319          1.633          7,759,611
                                                       2002      1.776          1.319          8,312,995

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      3.015          3.166                 --
                                                       2006      2.296          3.015            426,723
                                                       2005      1.811          2.296            469,710
                                                       2004      1.462          1.811            439,086
                                                       2003      1.033          1.462            493,463
                                                       2002      1.178          1.033            462,012

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.549          3.351                 --
                                                       2005      2.400          2.549            646,064
                                                       2004      1.843          2.400            661,395
                                                       2003      1.388          1.843            577,035
                                                       2002      1.340          1.388            566,695

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.988          2.922            609,131
                                                       2010      2.280          2.988            675,885
                                                       2009      1.745          2.280            791,059
                                                       2008      2.511          1.745            882,414
                                                       2007      2.713          2.511          1,081,375
                                                       2006      2.356          2.713          1,236,077
                                                       2005      2.173          2.356          1,411,732
                                                       2004      1.805          2.173          1,380,320
                                                       2003      1.283          1.805          1,187,991
                                                       2002      1.371          1.283          1,043,013

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.375          1.319                 --
                                                       2007      1.295          1.375          4,535,409
                                                       2006      1.122          1.295          5,225,633
                                                       2005      1.085          1.122          6,029,905
                                                       2004      1.042          1.085          7,085,943
                                                       2003      0.868          1.042          7,848,145
                                                       2002      1.051          0.868          7,987,601

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.676          1.585                 --
                                                       2007      1.901          1.676          2,273,973
                                                       2006      1.849          1.901          2,791,063
                                                       2005      1.763          1.849          3,297,157
                                                       2004      1.598          1.763          3,672,427
                                                       2003      1.224          1.598          3,791,241
                                                       2002      1.527          1.224          3,537,725

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.617          1.558          1,664,345
                                                       2010      1.396          1.617          1,792,218
                                                       2009      1.040          1.396          1,814,288
                                                       2008      1.830          1.040          1,659,047
                                                       2007      1.574          1.830          1,755,796
                                                       2006      1.426          1.574          1,157,990
                                                       2005      1.233          1.426          1,184,373
                                                       2004      1.081          1.233            633,884
                                                       2003      0.850          1.081            363,655
                                                       2002      0.949          0.850            310,059

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.257          1.212             41,705
                                                       2010      1.075          1.257             28,938
                                                       2009      0.799          1.075             30,695
                                                       2008      1.375          0.799             63,966
                                                       2007      1.300          1.375             40,478
                                                       2006      1.152          1.300             39,697
                                                       2005      0.963          1.152             45,237
                                                       2004      0.960          0.963             48,367
                                                       2003      0.775          0.960             88,206
                                                       2002      0.846          0.775             67,081

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.449          2.164            976,423
                                                       2010      1.922          2.449            984,738
                                                       2009      1.388          1.922          1,106,255
                                                       2008      2.319          1.388          1,004,348
                                                       2007      2.029          2.319            991,137
                                                       2006      1.821          2.029            998,426
                                                       2005      1.557          1.821          1,043,023
                                                       2004      1.260          1.557            881,226
                                                       2003      0.920          1.260            622,123
                                                       2002      1.032          0.920            481,321

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.471          1.726                 --
                                                       2005      1.343          1.471             69,150
                                                       2004      1.203          1.343             63,881
                                                       2003      1.000          1.203                419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.356          1.965            497,715
                                                       2010      2.022          2.356            520,987
                                                       2009      1.182          2.022            525,432
                                                       2008      2.522          1.182            421,787
                                                       2007      1.976          2.522            360,069
                                                       2006      1.557          1.976            192,844
                                                       2005      1.233          1.557             66,965
                                                       2004      1.000          1.233             14,936

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.498          1.327            751,088
                                                       2010      1.394          1.498            644,714
                                                       2009      1.027          1.394            610,763
                                                       2008      1.738          1.027            426,539
                                                       2007      1.519          1.738            327,668
                                                       2006      1.262          1.519            188,377
                                                       2005      1.156          1.262             80,421
                                                       2004      1.000          1.156             24,205

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.214          1.466                 --
                                                       2005      1.125          1.214             23,479
                                                       2004      1.000          1.125             13,087

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      2.031          2.081                 --
                                                       2005      2.022          2.031          1,128,044
                                                       2004      1.876          2.022          1,205,658
                                                       2003      1.466          1.876          1,347,718
                                                       2002      1.414          1.466          1,273,395

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.148          1.189                 --
                                                       2005      1.076          1.148          1,582,949
                                                       2004      1.003          1.076          1,459,758
                                                       2003      0.890          1.003          1,236,613
                                                       2002      0.962          0.890            846,384

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.307          1.274            346,001
                                                       2010      1.051          1.307            330,900
                                                       2009      0.734          1.051            325,836
                                                       2008      1.319          0.734            349,625
                                                       2007      1.093          1.319            380,504
                                                       2006      0.974          1.093            194,957
                                                       2005      0.877          0.974            266,588
                                                       2004      0.734          0.877            253,071
                                                       2003      0.550          0.734            164,576
                                                       2002      0.772          0.550             99,571

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.886          0.756            228,377
                                                       2010      0.774          0.886            269,177
                                                       2009      0.569          0.774            342,998
                                                       2008      1.039          0.569            340,795
                                                       2007      0.959          1.039            416,733
                                                       2006      0.821          0.959            473,750
                                                       2005      0.784          0.821            570,927
                                                       2004      0.757          0.784            532,525
                                                       2003      0.618          0.757            460,203
                                                       2002      0.839          0.618            429,601

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.161          1.310                 --
                                                       2005      1.126          1.161             55,827
                                                       2004      1.000          1.126             13,219

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.990          1.056                 --
                                                       2006      0.931          0.990              4,226
                                                       2005      0.883          0.931              7,877
                                                       2004      0.866          0.883             10,798
                                                       2003      0.651          0.866             12,623
                                                       2002      0.897          0.651             15,167

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.077          1.093            878,280
                                                       2010      0.869          1.077          1,013,709
                                                       2009      0.652          0.869          1,189,150
                                                       2008      1.103          0.652          1,293,198
                                                       2007      1.097          1.103          1,589,076
                                                       2006      1.017          1.097          2,038,211
                                                       2005      0.919          1.017          3,720,026
                                                       2004      0.844          0.919          3,621,393
                                                       2003      0.633          0.844          3,360,125
                                                       2002      0.948          0.633          2,480,829

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.226          1.247            681,419
                                                       2010      1.099          1.226            599,610
                                                       2009      0.908          1.099            637,714
                                                       2008      1.296          0.908            587,946
                                                       2007      1.206          1.296            536,374
                                                       2006      1.060          1.206            543,728
                                                       2005      1.026          1.060            523,271
                                                       2004      0.951          1.026            445,019
                                                       2003      0.771          0.951            297,917
                                                       2002      0.943          0.771            158,885

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.955          1.040                  0
                                                       2010      0.861          0.955             55,429
                                                       2009      0.712          0.861             90,849
                                                       2008      1.006          0.712             82,436
                                                       2007      0.953          1.006             90,756
                                                       2006      0.816          0.953            221,451
                                                       2005      0.825          0.816            135,518
                                                       2004      0.805          0.825            118,865
                                                       2003      0.658          0.805             98,038
                                                       2002      0.897          0.658             79,175

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.313          1.404            223,241
                                                       2010      1.180          1.313            210,747
                                                       2009      0.969          1.180            219,325
                                                       2008      1.504          0.969            264,734
                                                       2007      1.490          1.504            325,398

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.192          1.108          1,872,566
                                                       2010      1.032          1.192          2,437,317
                                                       2009      0.805          1.032          2,638,781
                                                       2008      1.280          0.805          2,867,836
                                                       2007      1.276          1.280          3,751,118
                                                       2006      1.102          1.276          1,304,454
                                                       2005      1.061          1.102          3,124,271
                                                       2004      0.990          1.061          3,118,323
                                                       2003      0.720          0.990          2,853,835
                                                       2002      0.924          0.720          2,191,811

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.589          1.565            605,267
                                                       2010      1.460          1.589            699,769
                                                       2009      1.035          1.460            775,937
                                                       2008      1.665          1.035            926,375
                                                       2007      1.595          1.665          1,039,308
                                                       2006      1.539          1.595          1,234,551
                                                       2005      1.476          1.539          1,480,944
                                                       2004      1.484          1.476          1,719,148
                                                       2003      1.015          1.484          1,941,955
                                                       2002      1.361          1.015          1,940,776

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.723          1.792            526,753
                                                       2010      1.588          1.723            664,736
                                                       2009      1.287          1.588            845,198
                                                       2008      2.018          1.287            932,436
                                                       2007      1.959          2.018          1,032,239
                                                       2006      1.672          1.959            615,612
                                                       2005      1.584          1.672            883,934
                                                       2004      1.448          1.584            889,824
                                                       2003      1.104          1.448            902,392
                                                       2002      1.447          1.104            870,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.385          1.391            255,912
                                                       2010      1.116          1.385            349,000
                                                       2009      0.789          1.116            291,395
                                                       2008      1.343          0.789            263,186
                                                       2007      1.231          1.343            433,590
                                                       2006      1.102          1.231            256,819
                                                       2005      1.060          1.102            241,290
                                                       2004      0.929          1.060            228,170
                                                       2003      0.630          0.929            134,409
                                                       2002      0.973          0.630             69,007

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.689          0.672                 --
                                                       2008      1.112          0.689          4,986,742
                                                       2007      1.069          1.112          5,965,551
                                                       2006      0.937          1.069          7,596,085
                                                       2005      0.907          0.937         10,446,286
                                                       2004      0.830          0.907         10,703,405
                                                       2003      0.656          0.830         11,088,386
                                                       2002      0.853          0.656         10,110,522

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.088          1.174                 (0)
                                                       2010      1.058          1.088            721,160
                                                       2009      0.830          1.058            863,971
                                                       2008      1.481          0.830            906,462
                                                       2007      1.405          1.481          1,295,873
                                                       2006      1.126          1.405          1,358,046
                                                       2005      1.017          1.126          1,627,698
                                                       2004      0.871          1.017          1,781,163
                                                       2003      0.689          0.871          1,882,936
                                                       2002      0.936          0.689          2,046,810

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.975          1.957            912,164
                                                       2010      1.777          1.975          1,295,007
                                                       2009      1.459          1.777          1,453,130
                                                       2008      1.969          1.459          1,652,425
                                                       2007      1.791          1.969          1,894,437
                                                       2006      1.678          1.791          2,229,258
                                                       2005      1.622          1.678          2,509,019
                                                       2004      1.541          1.622          2,804,373
                                                       2003      1.207          1.541          3,178,233
                                                       2002      1.620          1.207          3,494,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.038          1.028                 --
                                                       2010      0.959          1.038             77,943
                                                       2009      0.824          0.959             82,471
                                                       2008      1.055          0.824             92,032
                                                       2007      1.050          1.055             79,277
                                                       2006      1.018          1.050             47,841
                                                       2005      1.003          1.018             16,174
                                                       2004      1.001          1.003                 --
                                                       2003      1.000          1.001                 --

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.940          1.969            153,516
                                                       2010      1.679          1.940            230,572
                                                       2009      1.059          1.679            289,387
                                                       2008      1.526          1.059            352,849
                                                       2007      1.535          1.526            427,667
                                                       2006      1.396          1.535            433,494
                                                       2005      1.373          1.396            519,496
                                                       2004      1.254          1.373            542,473
                                                       2003      0.992          1.254            536,859
                                                       2002      1.035          0.992            555,853

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.364          1.360                 (0)
                                                       2009      1.373          1.364            344,451
                                                       2008      1.350          1.373            371,205
                                                       2007      1.299          1.350            901,396
                                                       2006      1.253          1.299            944,285
                                                       2005      1.229          1.253          1,190,937
                                                       2004      1.229          1.229          1,343,408
                                                       2003      1.232          1.229          1,342,321
                                                       2002      1.228          1.232          1,247,340

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.310          1.401                 --
                                                       2006      1.171          1.310            153,471
                                                       2005      1.126          1.171            178,619
                                                       2004      0.983          1.126             95,537
                                                       2003      0.699          0.983             79,685
                                                       2002      0.948          0.699             44,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.176          2.288                 --
                                                       2006      1.859          2.176          1,945,625
                                                       2005      1.803          1.859          3,315,988
                                                       2004      1.679          1.803          3,401,156
                                                       2003      1.219          1.679          3,127,938
                                                       2002      1.641          1.219          2,774,490

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.451          1.496                 --
                                                       2006      1.301          1.451            350,188
                                                       2005      1.270          1.301            368,465
                                                       2004      1.179          1.270            380,349
                                                       2003      1.026          1.179            474,441
                                                       2002      1.112          1.026            427,969

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.855          1.954                 --
                                                       2006      1.582          1.855            574,668
                                                       2005      1.499          1.582            640,509
                                                       2004      1.368          1.499            692,603
                                                       2003      1.081          1.368            738,959
                                                       2002      1.463          1.081            842,410

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.320          1.375                 --
                                                       2006      1.136          1.320             83,849
                                                       2005      1.110          1.136             47,923
                                                       2004      1.000          1.110             17,490

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.389          1.534                 --
                                                       2006      1.249          1.389            164,873
                                                       2005      1.164          1.249             66,680
                                                       2004      1.000          1.164             37,796

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.914          1.980                 --
                                                       2005      1.860          1.914          8,060,964
                                                       2004      1.715          1.860          9,319,822
                                                       2003      1.419          1.715         10,487,685
                                                       2002      1.566          1.419         11,222,707

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.537          2.451                 --
                                                       2007      2.414          2.537            819,379
                                                       2006      2.523          2.414            907,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.916          1.948            839,647
                                                       2010      1.663          1.916            898,585
                                                       2009      1.139          1.663          1,170,262
                                                       2008      1.514          1.139          1,156,332
                                                       2007      1.487          1.514          1,327,867
                                                       2006      1.404          1.487            145,473

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.411          1.483                 --
                                                       2006      1.326          1.411            387,771

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.219          1.211            176,653
                                                       2010      1.093          1.219            312,573
                                                       2009      0.925          1.093            325,873
                                                       2008      1.489          0.925            362,319
                                                       2007      1.471          1.489            394,261

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.925          0.869          1,280,194
                                                       2010      0.803          0.925          1,290,037
                                                       2009      0.600          0.803          1,462,357
                                                       2008      1.035          0.600          1,385,549
                                                       2007      1.226          1.035          1,545,197
                                                       2006      1.003          1.226          1,683,191

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.222          1.089             16,470
                                                       2010      1.032          1.222             14,408
                                                       2009      0.806          1.032             15,320
                                                       2008      1.088          0.806             15,965
                                                       2007      1.109          1.088             13,493
                                                       2006      1.035          1.109              3,733

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      1.003          0.973            302,422
                                                       2010      0.902          1.003          1,198,554
                                                       2009      0.704          0.902            223,052
                                                       2008      1.001          0.704             29,768

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.954          0.901            417,359
                                                       2010      0.848          0.954          1,417,583
                                                       2009      0.639          0.848            169,735
                                                       2008      1.000          0.639             46,620

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.028          1.021            822,924
                                                       2010      0.944          1.028            742,242
                                                       2009      0.772          0.944            300,296
                                                       2008      1.002          0.772             30,697

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.519          1.295            547,717
                                                       2010      1.314          1.519            806,828
                                                       2009      0.853          1.314            996,703
                                                       2008      1.451          0.853            907,791
                                                       2007      1.477          1.451            931,999
                                                       2006      1.334          1.477          1,076,631

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.326          1.303             11,562
                                                       2010      1.058          1.326              3,651
                                                       2009      0.795          1.058              3,644
                                                       2008      1.307          0.795              8,048
                                                       2007      1.184          1.307              4,215
                                                       2006      1.187          1.184                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.660          2.443          2,063,125
                                                       2010      2.447          2.660          2,829,017
                                                       2009      1.724          2.447          3,645,433
                                                       2008      2.992          1.724          4,004,041
                                                       2007      2.314          2.992          4,236,031
                                                       2006      2.247          2.314          4,957,866

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.581          2.426            434,269
                                                       2010      2.113          2.581            573,264
                                                       2009      1.554          2.113            677,919
                                                       2008      1.095          1.554            746,585
                                                       2007      1.230          1.095              8,219

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.794          0.813             56,360
                                                       2010      0.647          0.794            123,964
                                                       2009      0.491          0.647             33,871
                                                       2008      0.777          0.491                195

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.642          1.627                 (0)
                                                       2008      2.216          1.642          4,539,526
                                                       2007      2.102          2.216          5,401,661
                                                       2006      1.980          2.102          6,525,662

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.685          0.730                 --
                                                       2010      0.644          0.685             10,437
                                                       2009      0.471          0.644              7,187
                                                       2008      0.899          0.471                496

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.136          2.219             95,768
                                                       2010      1.904          2.136            160,875
                                                       2009      1.401          1.904            132,812
                                                       2008      1.732          1.401            132,910
                                                       2007      1.636          1.732             46,801
                                                       2006      1.554          1.636                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.311          1.252            167,213
                                                       2010      1.054          1.311            225,949
                                                       2009      0.841          1.054            233,944
                                                       2008      1.385          0.841            237,824
                                                       2007      1.518          1.385            221,634

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.637          0.606                 (0)
                                                       2008      1.120          0.637            495,984
                                                       2007      1.010          1.120            590,141
                                                       2006      1.017          1.010            796,763

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.629          2.934            238,319
                                                       2010      2.953          3.629            307,095
                                                       2009      1.761          2.953            295,541
                                                       2008      3.983          1.761            287,669
                                                       2007      3.146          3.983            392,840

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.357          1.201            814,655
                                                       2010      1.229          1.357            439,449
                                                       2009      0.943          1.229            464,267
                                                       2008      1.650          0.943            424,704
                                                       2007      1.564          1.650            403,243

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.061          0.979              5,311
                                                       2010      0.811          1.061              3,639
                                                       2009      0.520          0.811              2,408
                                                       2008      0.933          0.520              7,222

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.905          0.888            339,634
                                                       2010      0.832          0.905            318,163
                                                       2009      0.583          0.832            129,172
                                                       2008      1.036          0.583             58,489

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.266          1.399            481,468
                                                       2010      1.183          1.266            501,967
                                                       2009      1.008          1.183            366,257
                                                       2008      1.090          1.008            315,161
                                                       2007      1.024          1.090             18,533

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.801          1.842          1,813,210
                                                       2010      1.680          1.801          2,179,013
                                                       2009      1.501          1.680          1,871,740

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.546          1.462            502,483
                                                       2010      1.342          1.546            565,860
                                                       2009      1.093          1.342            670,504
                                                       2008      1.642          1.093            696,959
                                                       2007      1.578          1.642            710,891
                                                       2006      1.461          1.578            813,581

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.124          1.244                 --
                                                       2006      1.063          1.124                180

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.250          2.311            839,360
                                                       2010      2.024          2.250            931,030
                                                       2009      1.534          2.024            877,501
                                                       2008      1.735          1.534            782,032
                                                       2007      1.641          1.735            773,485
                                                       2006      1.577          1.641            526,321

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.959          0.912          1,458,421
                                                       2010      0.827          0.959          1,740,149
                                                       2009      0.705          0.827          1,945,066
                                                       2008      1.116          0.705          1,959,067
                                                       2007      1.083          1.116          2,130,070
                                                       2006      1.001          1.083          2,465,798

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.333          1.203          1,201,395
                                                       2010      1.122          1.333          1,373,518
                                                       2009      0.895          1.122          1,272,986
                                                       2008      1.287          0.895          1,130,300
                                                       2007      1.339          1.287          1,013,182
                                                       2006      1.310          1.339            130,977

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.532          1.496            551,802
                                                       2010      1.346          1.532            643,219
                                                       2009      1.074          1.346            564,855

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.709          1.770             (6,353)
                                                       2006      1.653          1.709         26,664,597
                                                       2005      1.634          1.653         31,980,172
                                                       2004      1.576          1.634         33,286,337
                                                       2003      1.506          1.576         33,323,373
                                                       2002      1.395          1.506         34,775,771

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.940          2.089             (3,231)
                                                       2006      1.547          1.940         14,711,960
                                                       2005      1.362          1.547         19,827,146
                                                       2004      1.196          1.362         22,557,627
                                                       2003      0.928          1.196         26,460,006
                                                       2002      1.206          0.928         30,021,643

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.405          1.472             (7,842)
                                                       2006      1.259          1.405         30,110,991
                                                       2005      1.191          1.259         36,861,012
                                                       2004      1.092          1.191         40,567,075
                                                       2003      0.860          1.092         44,895,679
                                                       2002      1.124          0.860         42,762,585

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.849          1.853             (2,196)
                                                       2006      1.642          1.849         10,362,805
                                                       2005      1.544          1.642         13,217,353
                                                       2004      1.356          1.544         14,893,781
                                                       2003      0.956          1.356         17,742,614
                                                       2002      1.265          0.956         16,221,571

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      2.064          2.199          2,549,186
                                                       2010      1.964          2.064          3,114,711
                                                       2009      1.884          1.964          3,691,501
                                                       2008      1.794          1.884          4,341,691
                                                       2007      1.768          1.794          5,729,137

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.449          1.391            989,711
                                                       2010      1.269          1.449          1,092,364
                                                       2009      0.858          1.269          1,225,533
                                                       2008      1.596          0.858          1,366,311
                                                       2007      1.338          1.596          1,525,285
                                                       2006      1.364          1.338          1,792,071

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.727          1.824            772,343
                                                       2010      1.608          1.727            900,447
                                                       2009      1.483          1.608            912,569
                                                       2008      1.549          1.483          1,000,624
                                                       2007      1.471          1.549          1,174,968
                                                       2006      1.409          1.471          1,056,800

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.153          1.166             65,224
                                                       2010      1.068          1.153            296,537
                                                       2009      0.970          1.068             52,151
                                                       2008      1.417          0.970                655

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.263          1.140          5,146,188
                                                       2010      1.064          1.263          6,464,939
                                                       2009      0.841          1.064          7,499,191

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.145          2.236                 --
                                                       2008      3.304          2.145                 --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.269          1.258          2,967,102
                                                       2010      1.281          1.269          3,207,184
                                                       2009      1.287          1.281          3,477,184
                                                       2008      1.262          1.287          3,634,201
                                                       2007      1.212          1.262          3,207,543
                                                       2006      1.180          1.212          4,060,443

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.650          0.644                 --
                                                       2008      1.097          0.650            125,917
                                                       2007      1.153          1.097            130,955

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.183          1.126          2,365,898
                                                       2010      1.066          1.183          2,841,349
                                                       2009      0.815          1.066          3,252,404
                                                       2008      1.314          0.815          3,790,112

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.782          0.818                 (0)
                                                       2008      1.431          0.782          7,966,193
                                                       2007      1.389          1.431          9,101,133
                                                       2006      1.364          1.389         10,883,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.424          1.324          2,171,857
                                                       2010      1.256          1.424          2,869,826
                                                       2009      1.041          1.256          3,669,342
                                                       2008      1.722          1.041          3,974,832
                                                       2007      1.670          1.722          4,536,921
                                                       2006      1.620          1.670          5,275,553

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.887          0.881            216,065
                                                       2010      0.804          0.887            206,439
                                                       2009      0.581          0.804            224,949
                                                       2008      0.873          0.581            222,609

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.993          1.079                 --
                                                       2010      0.866          0.993          2,517,023
                                                       2009      0.665          0.866          2,972,060
                                                       2008      1.127          0.665          2,988,634
                                                       2007      1.101          1.127          2,911,712
                                                       2006      1.000          1.101             16,445

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.219          1.248            808,386
                                                       2010      1.118          1.219          1,148,773
                                                       2009      0.936          1.118            916,633
                                                       2008      1.103          0.936            962,893
                                                       2007      1.054          1.103            704,546
                                                       2006      1.000          1.054              2,856

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.173          1.174          3,573,243
                                                       2010      1.061          1.173          4,431,751
                                                       2009      0.866          1.061          4,671,160
                                                       2008      1.114          0.866          5,232,956
                                                       2007      1.072          1.114          5,513,769
                                                       2006      1.000          1.072            135,541

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.121          1.095         24,760,682
                                                       2010      0.999          1.121         27,467,809
                                                       2009      0.797          0.999         31,114,397
                                                       2008      1.126          0.797         32,812,608
                                                       2007      1.089          1.126         35,938,012
                                                       2006      1.000          1.089            199,419

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.065          1.016         21,734,745
                                                       2010      0.937          1.065         23,966,160
                                                       2009      0.733          0.937         27,022,278
                                                       2008      1.139          0.733         28,061,623
                                                       2007      1.107          1.139         30,615,628
                                                       2006      1.000          1.107             73,043

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.991          2.010          3,988,354
                                                       2010      1.749          1.991          4,743,551
                                                       2009      1.398          1.749          5,439,772
                                                       2008      2.242          1.398          3,700,377
                                                       2007      2.259          2.242          4,539,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.233          2.261          3,347,942
                                                       2010      2.050          2.233          3,492,519
                                                       2009      1.748          2.050          3,949,785
                                                       2008      2.270          1.748          3,973,527
                                                       2007      2.199          2.270          4,363,890
                                                       2006      2.048          2.199          4,296,637

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.347          1.346            575,454
                                                       2010      1.220          1.347            650,422
                                                       2009      1.019          1.220            468,846
                                                       2008      1.524          1.019            350,100
                                                       2007      1.428          1.524            279,865
                                                       2006      1.286          1.428             90,799

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.617          1.402          2,212,255
                                                       2010      1.508          1.617          2,611,723
                                                       2009      1.182          1.508          3,167,638
                                                       2008      2.060          1.182          3,556,252
                                                       2007      2.109          2.060          4,312,881

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.042          0.946            987,600
                                                       2010      0.907          1.042            731,472
                                                       2009      0.655          0.907            981,466
                                                       2008      1.112          0.655            711,991
                                                       2007      1.056          1.112            640,335
                                                       2006      0.996          1.056            269,988

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.905          1.811          1,714,791
                                                       2010      1.515          1.905          2,086,172
                                                       2009      1.213          1.515          2,407,802
                                                       2008      1.841          1.213          2,591,531
                                                       2007      1.893          1.841          3,253,451

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.500          1.467             33,576
                                                       2010      1.297          1.500            301,308
                                                       2009      0.915          1.297             30,679
                                                       2008      1.492          0.915             17,254

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.924          1.934          1,668,698
                                                       2010      1.441          1.924          1,715,278
                                                       2009      1.049          1.441          1,916,260
                                                       2008      1.589          1.049          1,990,998

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.221          2.311                 --
                                                       2006      2.081          2.221            946,748

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.971          2.064            723,323
                                                       2010      1.877          1.971            967,428
                                                       2009      1.813          1.877          1,011,639
                                                       2008      1.833          1.813          1,138,538
                                                       2007      1.770          1.833          1,296,896
                                                       2006      1.702          1.770          1,494,843

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.167          1.180                 --
                                                       2005      1.145          1.167          4,167,488
                                                       2004      1.144          1.145          3,813,983
                                                       2003      1.145          1.144          4,725,783
                                                       2002      1.140          1.145          4,862,455

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.129          1.196                 --
                                                       2005      1.077          1.129              4,091
                                                       2004      1.000          1.077              3,315

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.998          1.020                 --
                                                       2006      1.000          0.998              4,407
                                                       2005      1.000          1.000              1,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.445          1.497                 --
                                                       2008      1.391          1.445          1,542,234
                                                       2007      1.291          1.391          1,385,134
                                                       2006      1.255          1.291          1,270,331
                                                       2005      1.236          1.255          1,495,695
                                                       2004      1.189          1.236          1,382,613
                                                       2003      1.142          1.189          1,042,471
                                                       2002      1.056          1.142            889,048

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.006          0.936                 --
                                                       2007      0.921          1.006                 --
                                                       2006      0.836          0.921              1,698
                                                       2005      0.787          0.836             26,717
                                                       2004      0.738          0.787             17,365
                                                       2003      0.564          0.738             29,852
                                                       2002      0.808          0.564             55,233

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.449          1.572                 --
                                                       2006      1.145          1.449            394,641
                                                       2005      1.030          1.145            451,543
                                                       2004      0.894          1.030            422,444
                                                       2003      0.702          0.894            391,357
                                                       2002      0.860          0.702            361,446

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      2.023          2.166                 --
                                                       2006      1.741          2.023            628,760
                                                       2005      1.641          1.741            622,184
                                                       2004      1.312          1.641            585,757
                                                       2003      0.885          1.312            483,680
                                                       2002      1.092          0.885            354,693

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.953          1.017                 --
                                                       2005      0.885          0.953            912,697
                                                       2004      0.838          0.885          1,104,995
                                                       2003      0.654          0.838          1,071,564
                                                       2002      0.867          0.654          1,031,030

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.455          1.554                 --
                                                       2005      1.463          1.455                 --
                                                       2004      1.388          1.463                 --
                                                       2003      1.110          1.388                 --
                                                       2002      1.204          1.110                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.305          2.523                 --
                                                       2005      2.069          2.305          1,037,187
                                                       2004      1.793          2.069          1,060,803
                                                       2003      1.352          1.793          1,121,697
                                                       2002      1.593          1.352          1,139,600

  Travelers Equity Income Subaccount (7/97)..........  2006      1.538          1.620                 --
                                                       2005      1.486          1.538          6,984,373
                                                       2004      1.364          1.486          7,766,610
                                                       2003      1.050          1.364          8,505,278
                                                       2002      1.231          1.050          9,014,270

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.366          1.404                 --
                                                       2005      1.344          1.366            144,690
                                                       2004      1.229          1.344            145,493
                                                       2003      1.013          1.229            142,648
                                                       2002      0.985          1.013            136,893

  Travelers Federated Stock Subaccount (7/97)........  2006      1.581          1.641                 --
                                                       2005      1.515          1.581          1,265,945
                                                       2004      1.383          1.515          1,402,815
                                                       2003      1.093          1.383          1,405,284
                                                       2002      1.367          1.093          1,644,124

  Travelers Large Cap Subaccount (7/97)..............  2006      1.320          1.364                 --
                                                       2005      1.226          1.320          5,416,783
                                                       2004      1.161          1.226          6,291,689
                                                       2003      0.940          1.161          7,068,308
                                                       2002      1.228          0.940          7,267,402

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.246          1.326                 --
                                                       2005      1.122          1.246            401,825
                                                       2004      0.977          1.122            369,816
                                                       2003      0.814          0.977            410,094
                                                       2002      1.097          0.814            463,710

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.286          1.364                 --
                                                       2005      1.259          1.286          2,285,720
                                                       2004      1.113          1.259          2,446,747
                                                       2003      0.820          1.113          2,656,075
                                                       2002      1.617          0.820          2,515,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.979          2.048                 --
                                                       2005      1.940          1.979          4,969,495
                                                       2004      1.756          1.940          4,604,359
                                                       2003      1.520          1.756          4,176,293
                                                       2002      1.619          1.520          3,806,000

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.188          1.286                 --
                                                       2005      1.126          1.188              6,233
                                                       2004      1.000          1.126              3,503

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.159          1.334                 --
                                                       2005      1.068          1.159          1,203,096
                                                       2004      0.931          1.068          1,168,328
                                                       2003      0.730          0.931          1,114,148
                                                       2002      0.847          0.730          1,208,152

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.373          1.461                 --
                                                       2005      1.308          1.373            999,949
                                                       2004      1.187          1.308          1,089,065
                                                       2003      0.968          1.187          1,202,636
                                                       2002      1.399          0.968          1,171,906

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.063                 --
                                                       2005      1.000          1.008                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.558          1.577                 --
                                                       2005      1.516          1.558            531,932
                                                       2004      1.379          1.516            517,204
                                                       2003      1.164          1.379            513,026
                                                       2002      1.109          1.164            505,465

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.419          1.409                 --
                                                       2005      1.409          1.419          1,206,162
                                                       2004      1.376          1.409          1,257,867
                                                       2003      1.298          1.376          1,262,182
                                                       2002      1.238          1.298          1,222,675

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.517          1.587                 --
                                                       2005      1.501          1.517          6,825,267
                                                       2004      1.374          1.501          7,455,295
                                                       2003      1.046          1.374          8,333,571
                                                       2002      1.589          1.046          8,885,320

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.029          1.187                 --
                                                       2005      1.000          1.029                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.762          1.702                 --
                                                       2005      1.704          1.762          2,180,068
                                                       2004      1.620          1.704          2,433,134
                                                       2003      1.591          1.620          2,731,377
                                                       2002      1.413          1.591          2,516,486

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.068          1.038                 --
                                                       2008      1.679          1.068            500,540
                                                       2007      1.734          1.679            388,982
                                                       2006      1.508          1.734            259,543
                                                       2005      1.462          1.508            158,092
                                                       2004      1.256          1.462            103,874
                                                       2003      1.000          1.256             62,135

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.580          0.595                 --
                                                       2008      1.027          0.580              8,840
                                                       2007      0.922          1.027              8,548
                                                       2006      0.871          0.922             19,445
                                                       2005      0.815          0.871             24,092
                                                       2004      0.792          0.815             43,549
                                                       2003      0.636          0.792             31,131
                                                       2002      0.911          0.636             28,795

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.187          2.010            230,633
                                                       2010      1.882          2.187            255,962
                                                       2009      1.186          1.882            244,168
                                                       2008      2.158          1.186            234,210
                                                       2007      2.193          2.158            298,662
                                                       2006      1.912          2.193            317,517
                                                       2005      1.656          1.912            364,461
                                                       2004      1.431          1.656            363,799
                                                       2003      1.043          1.431            352,110
                                                       2002      1.370          1.043            363,737

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.083          1.162                --
                                                       2006      1.000          1.083             4,745

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.825          0.868                --
                                                       2005      0.790          0.825             4,831
                                                       2004      0.756          0.790             2,999
                                                       2003      0.611          0.756             1,412
                                                       2002      0.886          0.611                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (7/03).................................  2008      0.896          0.856                --
                                                       2007      0.777          0.896            34,411
                                                       2006      0.766          0.777            29,553
                                                       2005      0.720          0.766            23,475
                                                       2004      0.682          0.720            31,707
                                                       2003      0.543          0.682            21,751
                                                       2002      0.816          0.543            18,844

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.596          1.437           383,744
                                                       2010      1.444          1.596           425,037
                                                       2009      1.027          1.444           438,603
                                                       2008      1.686          1.027           435,468
                                                       2007      1.485          1.686           339,254
                                                       2006      1.247          1.485           119,009
                                                       2005      1.106          1.247            23,568
                                                       2004      1.000          1.106                --

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.355          1.282         1,046,208
                                                       2010      1.155          1.355         1,070,611
                                                       2009      0.838          1.155           979,478
                                                       2008      1.513          0.838           780,124
                                                       2007      1.362          1.513           611,108
                                                       2006      1.250          1.362           265,631
                                                       2005      1.088          1.250            81,797
                                                       2004      1.000          1.088             2,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.173          1.139           910,550
                                                       2010      1.065          1.173           951,371
                                                       2009      0.821          1.065           948,808
                                                       2008      1.336          0.821         1,334,238
                                                       2007      1.287          1.336         1,337,881
                                                       2006      1.130          1.287           474,036
                                                       2005      1.080          1.130           445,525
                                                       2004      1.000          1.080             3,166

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.214          2.194                --
                                                       2005      1.894          2.214         2,477,295
                                                       2004      1.603          1.894         1,739,170
                                                       2003      1.298          1.603         1,800,543
                                                       2002      1.753          1.298         1,993,402

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.954          3.099                --
                                                       2006      2.255          2.954            54,320
                                                       2005      1.783          2.255            47,608
                                                       2004      1.444          1.783            68,011
                                                       2003      1.022          1.444            64,081
                                                       2002      1.169          1.022            55,791

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.505          3.285                --
                                                       2005      2.365          2.505           130,738
                                                       2004      1.821          2.365            68,411
                                                       2003      1.374          1.821            36,499
                                                       2002      1.330          1.374            28,806

  Delaware VIP(R) Small Cap Value Subaccount
  (Standard Class) (9/98)............................  2011      2.898          2.827           115,261
                                                       2010      2.216          2.898           124,504
                                                       2009      1.701          2.216           154,862
                                                       2008      2.453          1.701           175,238
                                                       2007      2.658          2.453           173,916
                                                       2006      2.314          2.658           124,764
                                                       2005      2.139          2.314           105,070
                                                       2004      1.781          2.139           137,100
                                                       2003      1.269          1.781           113,727
                                                       2002      1.360          1.269            82,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.343          1.287                --
                                                       2007      1.268          1.343           431,791
                                                       2006      1.102          1.268           483,463
                                                       2005      1.068          1.102           478,623
                                                       2004      1.028          1.068           488,966
                                                       2003      0.858          1.028           518,166
                                                       2002      1.042          0.858           503,174

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.637          1.548                --
                                                       2007      1.862          1.637           629,952
                                                       2006      1.815          1.862           703,315
                                                       2005      1.736          1.815           667,057
                                                       2004      1.577          1.736           520,898
                                                       2003      1.211          1.577           440,247
                                                       2002      1.515          1.211           368,770

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2011      1.579          1.517           539,439
                                                       2010      1.366          1.579           598,468
                                                       2009      1.020          1.366           607,143
                                                       2008      1.800          1.020           679,759
                                                       2007      1.552          1.800           674,355
                                                       2006      1.409          1.552           328,958
                                                       2005      1.222          1.409           170,959
                                                       2004      1.073          1.222           869,834
                                                       2003      0.847          1.073           922,866
                                                       2002      0.948          0.847         1,049,634

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2011      1.227          1.180                --
                                                       2010      1.052          1.227                --
                                                       2009      0.784          1.052                --
                                                       2008      1.352          0.784               618
                                                       2007      1.282          1.352             1,540
                                                       2006      1.139          1.282               167
                                                       2005      0.955          1.139                --
                                                       2004      0.953          0.955               545
                                                       2003      0.772          0.953               545
                                                       2002      0.845          0.772                --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2011      1.865          1.862            54,453
                                                       2010      1.638          1.865            61,084
                                                       2009      1.273          1.638            82,258

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Growth Subaccount (Initial Class)
     (11/97).........................................

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2011      1.495          1.538             2,337
                                                       2010      1.329          1.495             2,480
                                                       2009      0.934          1.329            28,085

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2011      2.391          2.107         1,156,428
                                                       2010      1.881          2.391         1,328,863
                                                       2009      1.362          1.881         1,471,651
                                                       2008      2.281          1.362         1,777,391
                                                       2007      2.000          2.281         1,844,186
                                                       2006      1.800          2.000         1,882,423
                                                       2005      1.543          1.800         1,625,466
                                                       2004      1.252          1.543           151,955
                                                       2003      0.916          1.252            39,931
                                                       2002      1.030          0.916            15,143

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.461          1.710                --
                                                       2005      1.337          1.461            42,785
                                                       2004      1.201          1.337            25,753
                                                       2003      1.000          1.201                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2011      2.318          1.928           175,694
                                                       2010      1.994          2.318           179,555
                                                       2009      1.169          1.994           165,409
                                                       2008      2.499          1.169           186,090
                                                       2007      1.963          2.499           164,958
                                                       2006      1.550          1.963           122,219
                                                       2005      1.231          1.550            33,302
                                                       2004      1.000          1.231                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.473          1.302           308,682
                                                       2010      1.375          1.473           363,643
                                                       2009      1.015          1.375           331,192
                                                       2008      1.722          1.015           363,195
                                                       2007      1.509          1.722           278,047
                                                       2006      1.257          1.509           170,596
                                                       2005      1.154          1.257           160,940
                                                       2004      1.000          1.154           101,332

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.079          2.429                --
                                                       2005      1.928          2.079           405,690
                                                       2004      1.678          1.928           445,332
                                                       2003      1.280          1.678           475,843
                                                       2002      1.585          1.280           471,137

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.209          1.456                --
                                                       2005      1.123          1.209           901,050
                                                       2004      1.000          1.123                --



High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.984          2.032                --
                                                       2005      1.981          1.984           333,176
                                                       2004      1.843          1.981           284,411
                                                       2003      1.443          1.843           249,343
                                                       2002      1.396          1.443           260,817

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.135          1.174                --
                                                       2005      1.066          1.135            66,247
                                                       2004      0.996          1.066            46,310
                                                       2003      0.886          0.996            19,355
                                                       2002      0.960          0.886             3,729

  Janus Aspen Enterprise Subaccount (Service Shares)
  (7/01).............................................  2011      1.276          1.240            48,843
                                                       2010      1.028          1.276            45,118
                                                       2009      0.720          1.028            53,522
                                                       2008      1.297          0.720            84,929
                                                       2007      1.078          1.297            76,251
                                                       2006      0.962          1.078            56,269
                                                       2005      0.869          0.962            48,318
                                                       2004      0.729          0.869            44,929
                                                       2003      0.548          0.729            30,870
                                                       2002      0.771          0.548             8,353

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Subaccount (Service Shares)
  (7/01).............................................  2011      0.865          0.736            18,713
                                                       2010      0.758          0.865            18,713
                                                       2009      0.558          0.758            23,849
                                                       2008      1.022          0.558            29,758
                                                       2007      0.946          1.022            33,085
                                                       2006      0.811          0.946            38,600
                                                       2005      0.777          0.811            58,347
                                                       2004      0.752          0.777            21,888
                                                       2003      0.615          0.752            10,406
                                                       2002      0.838          0.615            13,379

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.156          1.302                --
                                                       2005      1.124          1.156            18,518
                                                       2004      1.000          1.124             1,038

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2007      0.976          1.040                --
                                                       2006      0.920          0.976                --
                                                       2005      0.875          0.920                --
                                                       2004      0.861          0.875               453
                                                       2003      0.648          0.861               453
                                                       2002      0.896          0.648                38

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/01)........................  2011      1.051          1.064           205,748
                                                       2010      0.850          1.051           242,292
                                                       2009      0.639          0.850           413,265
                                                       2008      1.085          0.639           457,745
                                                       2007      1.081          1.085           561,203
                                                       2006      1.005          1.081           603,150
                                                       2005      0.911          1.005           447,111
                                                       2004      0.838          0.911           242,272
                                                       2003      0.630          0.838           144,692
                                                       2002      0.947          0.630            54,158

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)...................................  2011      1.197          1.214            43,752
                                                       2010      1.075          1.197            36,540
                                                       2009      0.891          1.075            66,166
                                                       2008      1.275          0.891            63,516
                                                       2007      1.189          1.275            61,478
                                                       2006      1.048          1.189            45,723
                                                       2005      1.016          1.048            47,958
                                                       2004      0.945          1.016            25,317
                                                       2003      0.767          0.945             5,257
                                                       2002      0.941          0.767               361

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (7/01)..................................  2011      0.932          1.014                --
                                                       2010      0.843          0.932             3,212
                                                       2009      0.698          0.843            25,106
                                                       2008      0.989          0.698            21,763
                                                       2007      0.940          0.989            19,653
                                                       2006      0.806          0.940            31,397
                                                       2005      0.817          0.806            28,767
                                                       2004      0.799          0.817            74,501
                                                       2003      0.655          0.799            56,049
                                                       2002      0.895          0.655            11,089

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.273          1.358             4,058
                                                       2010      1.147          1.273             1,506
                                                       2009      0.944          1.147             9,035
                                                       2008      1.470          0.944            11,216
                                                       2007      1.458          1.470            15,300

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      1.164          1.079           181,822
                                                       2010      1.010          1.164           267,353
                                                       2009      0.790          1.010           431,207
                                                       2008      1.259          0.790           388,104
                                                       2007      1.258          1.259           425,734
                                                       2006      1.089          1.258           102,989
                                                       2005      1.052          1.089            89,441
                                                       2004      0.983          1.052            76,994
                                                       2003      0.717          0.983            52,791
                                                       2002      0.922          0.717            27,483

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)........................  2011      1.541          1.513           412,388
                                                       2010      1.419          1.541           456,686
                                                       2009      1.008          1.419           507,985
                                                       2008      1.626          1.008           529,873
                                                       2007      1.562          1.626           635,361
                                                       2006      1.511          1.562           752,722
                                                       2005      1.453          1.511           813,934
                                                       2004      1.464          1.453           471,937
                                                       2003      1.004          1.464           358,583
                                                       2002      1.350          1.004           266,392

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.671          1.734            88,492
                                                       2010      1.544          1.671            95,707
                                                       2009      1.255          1.544           219,616
                                                       2008      1.971          1.255           282,522
                                                       2007      1.919          1.971           331,598
                                                       2006      1.642          1.919           142,965
                                                       2005      1.559          1.642           120,447
                                                       2004      1.429          1.559           113,922
                                                       2003      1.092          1.429            91,499
                                                       2002      1.436          1.092            75,511

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (5/01)........................  2011      1.352          1.355            98,991
                                                       2010      1.092          1.352           103,546
                                                       2009      0.774          1.092           144,323
                                                       2008      1.320          0.774           135,319
                                                       2007      1.214          1.320           127,089
                                                       2006      1.089          1.214            52,885
                                                       2005      1.050          1.089            47,796
                                                       2004      0.923          1.050            44,056
                                                       2003      0.627          0.923            36,074
                                                       2002      0.971          0.627            14,644

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2009      0.672          0.656                --
                                                       2008      1.088          0.672           850,955
                                                       2007      1.049          1.088           860,972
                                                       2006      0.922          1.049           706,127
                                                       2005      0.895          0.922           626,919
                                                       2004      0.821          0.895         1,472,371
                                                       2003      0.650          0.821         1,587,411
                                                       2002      0.847          0.650         1,834,601

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Currents Variable International All
  Cap Opportunity Subaccount (3/97)..................  2011      1.050          1.132                (0)
                                                       2010      1.024          1.050            96,385
                                                       2009      0.805          1.024           170,445
                                                       2008      1.440          0.805           216,559
                                                       2007      1.369          1.440           262,215
                                                       2006      1.101          1.369           261,654
                                                       2005      0.997          1.101           271,620
                                                       2004      0.855          0.997           293,359
                                                       2003      0.679          0.855           316,712
                                                       2002      0.924          0.679           281,821

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (10/96).................................  2011      1.906          1.884           151,574
                                                       2010      1.719          1.906           163,185
                                                       2009      1.415          1.719           186,027
                                                       2008      1.914          1.415           257,988
                                                       2007      1.746          1.914           386,633
                                                       2006      1.640          1.746           363,311
                                                       2005      1.589          1.640           394,874
                                                       2004      1.513          1.589           439,540
                                                       2003      1.188          1.513           428,528
                                                       2002      1.599          1.188           396,867

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.019          1.008                --
                                                       2010      0.944          1.019                --
                                                       2009      0.813          0.944                --
                                                       2008      1.044          0.813             7,553
                                                       2007      1.042          1.044            32,555
                                                       2006      1.012          1.042            34,273
                                                       2005      1.000          1.012             9,179
                                                       2004      1.000          1.000                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable High Income
  Subaccount (10/96).................................  2011      1.873          1.896            22,363
                                                       2010      1.624          1.873            36,615
                                                       2009      1.027          1.624            53,049
                                                       2008      1.484          1.027            62,411
                                                       2007      1.497          1.484           141,056
                                                       2006      1.364          1.497           132,466
                                                       2005      1.345          1.364           123,485
                                                       2004      1.232          1.345           108,361
                                                       2003      0.977          1.232           108,788
                                                       2002      1.022          0.977            90,083

  LMPVIT Western Asset Variable Money Market
  Subaccount (3/97)..................................  2010      1.319          1.314                --
                                                       2009      1.332          1.319            77,076
                                                       2008      1.313          1.332           680,677
                                                       2007      1.266          1.313         1,032,571
                                                       2006      1.224          1.266         1,014,016
                                                       2005      1.204          1.224           865,878
                                                       2004      1.207          1.204           548,407
                                                       2003      1.213          1.207           502,040
                                                       2002      1.212          1.213           522,225

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.292          1.380                --
                                                       2006      1.157          1.292            47,691
                                                       2005      1.116          1.157            34,134
                                                       2004      0.977          1.116             5,571
                                                       2003      0.696          0.977             1,974
                                                       2002      0.947          0.696            42,437

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.132          2.240                --
                                                       2006      1.826          2.132           218,572
                                                       2005      1.775          1.826           203,410
                                                       2004      1.658          1.775           261,535
                                                       2003      1.206          1.658           221,186
                                                       2002      1.628          1.206           158,645

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.422          1.465                --
                                                       2006      1.277          1.422            21,039
                                                       2005      1.251          1.277            22,927
                                                       2004      1.163          1.251            18,533
                                                       2003      1.015          1.163            23,633
                                                       2002      1.103          1.015            25,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.808          1.903                --
                                                       2006      1.546          1.808           217,521
                                                       2005      1.469          1.546           233,308
                                                       2004      1.343          1.469           325,091
                                                       2003      1.065          1.343           294,442
                                                       2002      1.444          1.065           249,688

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.311          1.365                --
                                                       2006      1.131          1.311             4,666
                                                       2005      1.108          1.131               546
                                                       2004      1.000          1.108                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.380          1.523                --
                                                       2006      1.243          1.380             1,859
                                                       2005      1.162          1.243               135
                                                       2004      1.000          1.162                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.871          1.933                --
                                                       2005      1.822          1.871           663,326
                                                       2004      1.684          1.822           959,539
                                                       2003      1.397          1.684         1,016,680
                                                       2002      1.546          1.397         1,058,871

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.479          2.393                --
                                                       2007      2.365          2.479           358,020
                                                       2006      2.476          2.365           364,945

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.854          1.880           189,908
                                                       2010      1.613          1.854           228,281
                                                       2009      1.107          1.613           382,881
                                                       2008      1.476          1.107           452,850
                                                       2007      1.453          1.476           610,595
                                                       2006      1.374          1.453            16,710

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.382          1.452                --
                                                       2006      1.301          1.382            41,400

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.182          1.171            55,400
                                                       2010      1.063          1.182           100,710
                                                       2009      0.902          1.063           108,152
                                                       2008      1.455          0.902            92,630
                                                       2007      1.440          1.455            49,767

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.914          0.856           576,141
                                                       2010      0.795          0.914           582,009
                                                       2009      0.596          0.795           664,240
                                                       2008      1.031          0.596           754,036
                                                       2007      1.224          1.031           645,652
                                                       2006      1.003          1.224           513,630

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.208          1.073            44,246
                                                       2010      1.022          1.208            41,582
                                                       2009      0.801          1.022            36,841
                                                       2008      1.083          0.801            30,583
                                                       2007      1.107          1.083            22,114
                                                       2006      1.035          1.107            14,240

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.996          0.964           159,420
                                                       2010      0.898          0.996           136,063
                                                       2009      0.703          0.898           114,317
                                                       2008      1.001          0.703            35,164

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.948          0.892            78,944
                                                       2010      0.845          0.948           101,434
                                                       2009      0.637          0.845            68,849
                                                       2008      1.000          0.637            38,987

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.021          1.011            70,104
                                                       2010      0.940          1.021            82,074
                                                       2009      0.770          0.940           146,535
                                                       2008      1.002          0.770               530

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.469          1.249           126,119
                                                       2010      1.273          1.469           124,339
                                                       2009      0.829          1.273           152,308
                                                       2008      1.414          0.829           100,100
                                                       2007      1.443          1.414           155,034
                                                       2006      1.305          1.443            81,224

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.308          1.282            27,593
                                                       2010      1.046          1.308            25,189
                                                       2009      0.788          1.046            22,489
                                                       2008      1.299          0.788            43,918
                                                       2007      1.180          1.299            39,488
                                                       2006      1.185          1.180            29,932

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.567          2.352         1,162,410
                                                       2010      2.367          2.567         1,309,700
                                                       2009      1.672          2.367         1,633,919
                                                       2008      2.909          1.672         2,021,781
                                                       2007      2.256          2.909         2,304,913
                                                       2006      2.194          2.256         2,506,161

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.503          2.347           210,836
                                                       2010      2.054          2.503           276,944
                                                       2009      1.515          2.054           318,840
                                                       2008      1.089          1.515           358,519
                                                       2007      1.225          1.089               202

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.775          0.791            22,620
                                                       2010      0.633          0.775            17,201
                                                       2009      0.482          0.633               458
                                                       2008      0.763          0.482                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      1.592          1.577                --
                                                       2008      2.154          1.592           543,843
                                                       2007      2.049          2.154           583,398
                                                       2006      1.933          2.049           627,119

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.676          0.720                --
                                                       2010      0.638          0.676             2,108
                                                       2009      0.467          0.638               143
                                                       2008      0.894          0.467                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07)*.........................................  2011      3.105          3.031            12,144
                                                       2010      2.566          3.105            11,826
                                                       2009      1.841          2.566            11,841
                                                       2008      3.058          1.841            41,098
                                                       2007      2.537          3.058           123,796

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      2.076          2.151            34,933
                                                       2010      1.855          2.076            39,173
                                                       2009      1.369          1.855            34,059
                                                       2008      1.697          1.369            30,128
                                                       2007      1.606          1.697            62,141
                                                       2006      1.528          1.606            23,923

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2011      1.290          1.228            54,327
                                                       2010      1.039          1.290            54,704
                                                       2009      0.831          1.039            41,692
                                                       2008      1.373          0.831            21,959
                                                       2007      1.507          1.373            82,665

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.624          0.594                 0
                                                       2008      1.101          0.624            50,499
                                                       2007      0.995          1.101            50,703
                                                       2006      1.005          0.995            55,010

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.062          0.911           670,237

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2011      3.520          2.839            30,678
                                                       2010      2.871          3.520            41,359
                                                       2009      1.717          2.871            59,930
                                                       2008      3.893          1.717            57,856
                                                       2007      3.080          3.893            51,693

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)*..................................  2011      1.325          1.169           110,476
                                                       2010      1.203          1.325            64,304
                                                       2009      0.925          1.203            62,342
                                                       2008      1.623          0.925            73,269
                                                       2007      1.541          1.623            61,884

  MIST Morgan Stanley Mid Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.036          0.953            19,936
                                                       2010      0.793          1.036            17,715
                                                       2009      0.510          0.793            15,868
                                                       2008      0.917          0.510             2,745

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.883          0.864            84,132
                                                       2010      0.814          0.883            79,814
                                                       2009      0.572          0.814           137,194
                                                       2008      1.018          0.572           478,919

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2011      1.249          1.377           233,791
                                                       2010      1.170          1.249           233,097
                                                       2009      1.000          1.170           259,025
                                                       2008      1.083          1.000           201,107
                                                       2007      1.020          1.083             3,502

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.758          1.793           508,642
                                                       2010      1.644          1.758           578,756
                                                       2009      1.471          1.644           532,062

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.491          1.407            92,595
                                                       2010      1.298          1.491            97,643
                                                       2009      1.060          1.298           103,948
                                                       2008      1.596          1.060           147,414
                                                       2007      1.538          1.596           154,843
                                                       2006      1.426          1.538           186,585

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.120          1.239                --
                                                       2006      1.061          1.120                64

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.171          2.224           162,513
                                                       2010      1.958          2.171           165,254
                                                       2009      1.488          1.958           180,217
                                                       2008      1.687          1.488           365,236
                                                       2007      1.600          1.687           362,331
                                                       2006      1.540          1.600           302,457

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.948          0.899           272,633
                                                       2010      0.819          0.948           335,717
                                                       2009      0.700          0.819           383,584
                                                       2008      1.111          0.700           344,914
                                                       2007      1.081          1.111           323,935
                                                       2006      1.001          1.081           238,788

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.311          1.180           234,467
                                                       2010      1.106          1.311           322,476
                                                       2009      0.885          1.106           355,916
                                                       2008      1.276          0.885           433,632
                                                       2007      1.331          1.276           534,019
                                                       2006      1.302          1.331            51,735

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.503          1.464           133,958
                                                       2010      1.324          1.503           155,897
                                                       2009      1.058          1.324           147,107

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.666          1.721                --
                                                       2006      1.615          1.666         3,159,459
                                                       2005      1.601          1.615         3,084,611
                                                       2004      1.548          1.601         2,991,212
                                                       2003      1.483          1.548         2,953,611
                                                       2002      1.376          1.483         3,021,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.891          2.031                --
                                                       2006      1.512          1.891         1,647,916
                                                       2005      1.334          1.512         1,941,264
                                                       2004      1.175          1.334         2,909,419
                                                       2003      0.914          1.175         3,343,488
                                                       2002      1.190          0.914         3,800,784

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.369          1.431                --
                                                       2006      1.230          1.369         3,400,027
                                                       2005      1.167          1.230         3,599,368
                                                       2004      1.072          1.167         3,823,809
                                                       2003      0.847          1.072         4,135,294
                                                       2002      1.110          0.847         3,561,773

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.803          1.802                --
                                                       2006      1.604          1.803         1,232,826
                                                       2005      1.513          1.604         1,316,120
                                                       2004      1.331          1.513         1,313,625
                                                       2003      0.941          1.331         1,517,445
                                                       2002      1.248          0.941         1,218,122

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.992          2.117           287,632
                                                       2010      1.900          1.992           304,159
                                                       2009      1.827          1.900           328,897
                                                       2008      1.744          1.827           426,703
                                                       2007      1.720          1.744           499,566

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      1.405          1.346           177,509
                                                       2010      1.234          1.405           218,821
                                                       2009      0.837          1.234           316,288
                                                       2008      1.560          0.837           356,043
                                                       2007      1.310          1.560           332,537
                                                       2006      1.338          1.310           388,150

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.671          1.760           345,369
                                                       2010      1.560          1.671           315,228
                                                       2009      1.441          1.560           351,895
                                                       2008      1.510          1.441           379,320
                                                       2007      1.437          1.510           332,369
                                                       2006      1.379          1.437           447,838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2011      1.659          1.703           307,575
                                                       2010      1.531          1.659           354,602
                                                       2009      1.320          1.531           475,581
                                                       2008      1.776          1.320            80,729
                                                       2007      1.757          1.776           188,221

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.128          1.138             9,497
                                                       2010      1.048          1.128             6,667
                                                       2009      0.954          1.048             5,411
                                                       2008      1.396          0.954                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.221          1.099           502,741
                                                       2010      1.031          1.221           595,483
                                                       2009      0.816          1.031           916,928

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.070          2.794                --
                                                       2008      3.194          2.070                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2011      1.231          1.217         2,588,171
                                                       2010      1.245          1.231         2,791,932
                                                       2009      1.254          1.245         2,805,600
                                                       2008      1.233          1.254         3,192,687
                                                       2007      1.188          1.233         3,278,590
                                                       2006      1.158          1.188         3,215,541

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)*.........................................  2009      0.645          0.639                --
                                                       2008      1.092          0.645             1,731
                                                       2007      1.150          1.092             4,408

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.147          1.088           303,370
                                                       2010      1.036          1.147           332,691
                                                       2009      0.794          1.036           379,785
                                                       2008      1.282          0.794           466,832

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.760          0.795                (0)
                                                       2008      1.394          0.760         1,168,891
                                                       2007      1.356          1.394         1,224,247
                                                       2006      1.334          1.356         1,320,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.377          1.277           152,347
                                                       2010      1.217          1.377           164,483
                                                       2009      1.012          1.217           269,013
                                                       2008      1.678          1.012           274,630
                                                       2007      1.631          1.678           338,801
                                                       2006      1.585          1.631           382,714

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.865          0.857            31,904
                                                       2010      0.786          0.865            34,134
                                                       2009      0.570          0.786            30,990
                                                       2008      0.858          0.570            45,078

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2011      0.981          1.065                --
                                                       2010      0.858          0.981           376,649
                                                       2009      0.660          0.858           385,597
                                                       2008      1.121          0.660           417,149
                                                       2007      1.098          1.121           310,613
                                                       2006      1.000          1.098             2,538

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2011      1.204          1.229           332,770
                                                       2010      1.107          1.204           368,759
                                                       2009      0.929          1.107           447,744
                                                       2008      1.098          0.929           200,478
                                                       2007      1.052          1.098           180,965
                                                       2006      1.000          1.052            25,702

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2011      1.158          1.157         1,487,486
                                                       2010      1.051          1.158         1,494,445
                                                       2009      0.859          1.051         1,374,926
                                                       2008      1.109          0.859         1,572,585
                                                       2007      1.070          1.109         1,363,809
                                                       2006      1.000          1.070            99,260

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2011      1.107          1.079         4,808,567
                                                       2010      0.989          1.107         4,765,998
                                                       2009      0.791          0.989         4,738,265
                                                       2008      1.121          0.791         5,929,292
                                                       2007      1.087          1.121         5,364,482
                                                       2006      1.000          1.087           160,226

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2011      1.052          1.001         2,991,247
                                                       2010      0.928          1.052         3,104,348
                                                       2009      0.727          0.928         3,568,201
                                                       2008      1.134          0.727         4,543,502
                                                       2007      1.105          1.134         4,050,840
                                                       2006      1.000          1.105            97,071

  MSF MetLife Stock Index Subaccount (Class A)
  (4/07)*............................................  2011      1.921          1.935           715,941
                                                       2010      1.692          1.921           697,013
                                                       2009      1.356          1.692         1,021,123
                                                       2008      2.180          1.356           824,665
                                                       2007      2.197          2.180           892,378

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.154          2.177         1,626,988
                                                       2010      1.984          2.154         1,746,941
                                                       2009      1.695          1.984         2,269,079
                                                       2008      2.207          1.695         2,484,195
                                                       2007      2.144          2.207         2,565,350
                                                       2006      1.999          2.144         2,442,765

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.325          1.321         1,632,316
                                                       2010      1.203          1.325         1,772,834
                                                       2009      1.007          1.203         1,913,290
                                                       2008      1.510          1.007         2,054,169
                                                       2007      1.419          1.510         2,268,880
                                                       2006      1.280          1.419         1,920,734

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      1.560          1.349           409,104
                                                       2010      1.459          1.560           405,607
                                                       2009      1.147          1.459           426,910
                                                       2008      2.003          1.147           446,421
                                                       2007      2.051          2.003           368,700

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06)*............................................  2011      1.044          0.947           103,855
                                                       2010      0.909          1.044           116,468
                                                       2009      0.655          0.909           166,216
                                                       2008      1.111          0.655           380,955
                                                       2007      1.056          1.111           510,670
                                                       2006      0.996          1.056           916,784

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06)*............................................  2011      1.030          0.933           809,087
                                                       2010      0.899          1.030           912,693
                                                       2009      0.651          0.899         1,028,396
                                                       2008      1.107          0.651         1,222,749
                                                       2007      1.054          1.107         1,332,839
                                                       2006      0.996          1.054         1,236,065

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.839          1.743           306,203
                                                       2010      1.466          1.839           342,008
                                                       2009      1.176          1.466           354,741
                                                       2008      1.790          1.176           514,574
                                                       2007      1.842          1.790           479,012

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.455          1.419            23,928
                                                       2010      1.261          1.455            25,576
                                                       2009      0.892          1.261            13,023
                                                       2008      1.457          0.892            13,043

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.866          1.871           401,193
                                                       2010      1.401          1.866           444,326
                                                       2009      1.023          1.401           539,837
                                                       2008      1.551          1.023           646,804

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.165          2.251                --
                                                       2006      2.032          2.165           365,145

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.902          1.987           339,470
                                                       2010      1.816          1.902           349,233
                                                       2009      1.758          1.816           408,689
                                                       2008      1.782          1.758           484,798
                                                       2007      1.725          1.782           670,477
                                                       2006      1.662          1.725           639,799

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.146          1.158                --
                                                       2005      1.127          1.146         1,320,152
                                                       2004      1.128          1.127           627,877
                                                       2003      1.133          1.128           590,251
                                                       2002      1.130          1.133           647,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.124          1.190                --
                                                       2005      1.076          1.124                --
                                                       2004      1.000          1.076                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.994          1.016                --
                                                       2006      0.999          0.994                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2009      1.418          1.467                --
                                                       2008      1.368          1.418           315,874
                                                       2007      1.273          1.368           228,125
                                                       2006      1.240          1.273           198,678
                                                       2005      1.224          1.240           155,217
                                                       2004      1.181          1.224           137,113
                                                       2003      1.137          1.181           164,279
                                                       2002      1.055          1.137            29,918

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.990          0.920                --
                                                       2007      0.908          0.990                --
                                                       2006      0.827          0.908             8,677
                                                       2005      0.780          0.827            15,111
                                                       2004      0.733          0.780            13,080
                                                       2003      0.562          0.733            10,885
                                                       2002      0.807          0.562             8,720

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.429          1.549                --
                                                       2006      1.132          1.429            45,624
                                                       2005      1.020          1.132            44,320
                                                       2004      0.888          1.020            38,611
                                                       2003      0.699          0.888            21,113
                                                       2002      0.859          0.699            17,075

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.995          2.134                --
                                                       2006      1.721          1.995           232,931
                                                       2005      1.626          1.721           146,395
                                                       2004      1.303          1.626            91,130
                                                       2003      0.881          1.303            63,649
                                                       2002      1.090          0.881            75,450

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.942          1.005                --
                                                       2005      0.876          0.942            47,271
                                                       2004      0.832          0.876            60,480
                                                       2003      0.651          0.832            48,589
                                                       2002      0.865          0.651            44,857

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.432          1.528                --
                                                       2005      1.443          1.432            19,865
                                                       2004      1.373          1.443            16,992
                                                       2003      1.100          1.373            12,649
                                                       2002      1.197          1.100            11,298

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.264          2.476                --
                                                       2005      2.037          2.264           371,108
                                                       2004      1.769          2.037           101,002
                                                       2003      1.338          1.769            75,678
                                                       2002      1.580          1.338            61,997

  Travelers Equity Income Subaccount (7/97)..........  2006      1.506          1.585                --
                                                       2005      1.458          1.506           365,688
                                                       2004      1.343          1.458         1,272,888
                                                       2003      1.035          1.343         1,348,991
                                                       2002      1.217          1.035         1,535,264

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.338          1.374                --
                                                       2005      1.320          1.338            14,688
                                                       2004      1.210          1.320             7,239
                                                       2003      1.000          1.210             9,450
                                                       2002      0.975          1.000             8,869

  Travelers Federated Stock Subaccount (7/97)........  2006      1.548          1.605                --
                                                       2005      1.487          1.548            71,923
                                                       2004      1.360          1.487           108,852
                                                       2003      1.078          1.360           138,814
                                                       2002      1.352          1.078           128,587

  Travelers Large Cap Subaccount (7/97)..............  2006      1.293          1.334                --
                                                       2005      1.203          1.293           453,634
                                                       2004      1.143          1.203           668,030
                                                       2003      0.927          1.143           708,142
                                                       2002      1.215          0.927           694,193

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.224          1.301                --
                                                       2005      1.105          1.224            20,460
                                                       2004      0.964          1.105            25,111
                                                       2003      0.805          0.964            36,279
                                                       2002      1.088          0.805            28,508

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.263          1.338                --
                                                       2005      1.239          1.263           340,916
                                                       2004      1.099          1.239           372,161
                                                       2003      0.811          1.099           332,682
                                                       2002      1.603          0.811           247,468

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.934          1.999                --
                                                       2005      1.900          1.934         2,332,491
                                                       2004      1.724          1.900         1,400,796
                                                       2003      1.497          1.724         1,458,409
                                                       2002      1.598          1.497         1,565,486

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.183          1.280                --
                                                       2005      1.124          1.183         1,774,906
                                                       2004      1.000          1.124                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.135          1.305                --
                                                       2005      1.048          1.135            87,375
                                                       2004      0.916          1.048           191,964
                                                       2003      0.720          0.916           164,252
                                                       2002      0.837          0.720           142,840

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.342          1.426                --
                                                       2005      1.281          1.342           174,734
                                                       2004      1.166          1.281           160,136
                                                       2003      0.953          1.166           193,950
                                                       2002      1.381          0.953           171,326

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.061                --
                                                       2005      1.000          1.007                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.522          1.540                --
                                                       2005      1.485          1.522           218,154
                                                       2004      1.354          1.485           139,939
                                                       2003      1.146          1.354           194,321
                                                       2002      1.095          1.146           207,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.390          1.379                --
                                                       2005      1.383          1.390           429,437
                                                       2004      1.355          1.383           344,205
                                                       2003      1.281          1.355           303,194
                                                       2002      1.225          1.281           393,375

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.483          1.550                --
                                                       2005      1.470          1.483           757,966
                                                       2004      1.349          1.470         1,025,980
                                                       2003      1.030          1.349         1,035,723
                                                       2002      1.568          1.030         1,016,916

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.028          1.185                --
                                                       2005      1.000          1.028                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.721          1.662                --
                                                       2005      1.669          1.721           648,697
                                                       2004      1.591          1.669           496,882
                                                       2003      1.566          1.591           484,219
                                                       2002      1.394          1.566           447,087

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.053          1.023                --
                                                       2008      1.659          1.053           145,603
                                                       2007      1.719          1.659           146,226
                                                       2006      1.498          1.719           124,551
                                                       2005      1.455          1.498           138,328
                                                       2004      1.254          1.455            77,925
                                                       2003      1.000          1.254                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2009      0.569          0.584                --
                                                       2008      1.010          0.569             8,318
                                                       2007      0.909          1.010             6,848
                                                       2006      0.861          0.909             5,763
                                                       2005      0.807          0.861            10,445
                                                       2004      0.787          0.807            19,930
                                                       2003      0.633          0.787            41,403
                                                       2002      0.910          0.633            40,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (9/98)...  2011      2.121          1.945            31,033
                                                       2010      1.830          2.121            33,357
                                                       2009      1.156          1.830            36,194
                                                       2008      2.108          1.156            32,671
                                                       2007      2.148          2.108            28,034
                                                       2006      1.877          2.148            26,730
                                                       2005      1.630          1.877            24,512
                                                       2004      1.412          1.630            30,327
                                                       2003      1.032          1.412            30,187
                                                       2002      1.359          1.032            26,072





---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a Funding Option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a Funding Option.


Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a Funding Option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Metropolitan Series Fund, Inc.s, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.


Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio -- Class A.



Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class A and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International
Portfolio -- Class B and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a Funding Option.


Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

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METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                    ALLIANCEBERNSTEIN
                                      ALGER CAPITAL   GLOBAL THEMATIC                     AMERICAN FUNDS
                                       APPRECIATION            GROWTH AMERICAN FUNDS BOND  GLOBAL GROWTH
                                         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                      ------------- ----------------- ------------------- --------------
ASSETS:
  Investments at fair value             $ 3,906,615         $ 873,881        $ 11,151,389  $ 148,056,410
  Due from MetLife Insurance
     Company of Connecticut                      29                --                  --             75
                                      ------------- ----------------- ------------------- --------------
       Total Assets                       3,906,644           873,881          11,151,389    148,056,485
                                      ------------- ----------------- ------------------- --------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
       Total Liabilities                         --                 6                   7             --
                                      ------------- ----------------- ------------------- --------------
NET ASSETS                              $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,045,760
  Net assets from contracts in payout            --                --                  --         10,725
                                      ------------- ----------------- ------------------- --------------
       Total Net Assets                 $ 3,906,644         $ 873,875        $ 11,151,382  $ 148,056,485
                                      ============= ================= =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS
                                        GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS DELAWARE VIP SMALL
                                      CAPITALIZATION         GROWTH  GROWTH-INCOME          CAP VALUE
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                      -------------- -------------- -------------- ------------------
ASSETS:
  Investments at fair value              $ 3,907,284  $ 323,136,906  $ 275,593,870       $ 12,653,737
  Due from MetLife Insurance
     Company of Connecticut                       --            132            176                 18
                                      -------------- -------------- -------------- ------------------
       Total Assets                        3,907,284    323,137,038    275,594,046         12,653,755
                                      -------------- -------------- -------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        4             --             --                 --
                                      -------------- -------------- -------------- ------------------
       Total Liabilities                           4             --             --                 --
                                      -------------- -------------- -------------- ------------------
NET ASSETS                               $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 3,907,280  $ 323,123,373  $ 275,586,990       $ 12,653,755
  Net assets from contracts in payout             --         13,665          7,056                 --
                                      -------------- -------------- -------------- ------------------
       Total Net Assets                  $ 3,907,280  $ 323,137,038  $ 275,594,046       $ 12,653,755
                                      ============== ============== ============== ==================

The accompanying notes are an integral part of these financial statements.

  DREYFUS SOCIALLY DWS I CAPITAL DWS II DREMAN SMALL DWS II GLOBAL DWS II GOVERNMENT &  FIDELITY VIP
RESPONSIBLE GROWTH        GROWTH       MID CAP VALUE      THEMATIC   AGENCY SECURITIES    CONTRAFUND
        SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,940         $ 8,260,993   $ 3,026,974         $ 6,487,433 $ 223,714,874
                --            22                  12            --                   5           211
------------------ ------------- ------------------- ------------- ------------------- -------------
           663,326    10,582,962           8,261,005     3,026,974           6,487,438   223,715,085
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
                --            --                  --             4                  --            --
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,660,925
                --            --                  --            --                  --        54,160
------------------ ------------- ------------------- ------------- ------------------- -------------
         $ 663,326  $ 10,582,962         $ 8,261,005   $ 3,026,970         $ 6,487,438 $ 223,715,085
================== ============= =================== ============= =================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         FIDELITY VIP
                                      DYNAMIC CAPITAL  FIDELITY VIP FIDELITY VIP HIGH
                                         APPRECIATION EQUITY-INCOME            INCOME FIDELITY VIP MID CAP
                                           SUBACCOUNT    SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      --------------- ------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 2,068,676 $ 213,824,135      $ 25,924,815        $ 267,439,764
  Due from MetLife Insurance
     Company of Connecticut                        --            --                --                  180
                                      --------------- ------------- ----------------- --------------------
       Total Assets                         2,068,676   213,824,135        25,924,815          267,439,944
                                      --------------- ------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
       Total Liabilities                           55             1                10                   --
                                      --------------- ------------- ----------------- --------------------
NET ASSETS                                $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 2,068,621 $ 213,448,893      $ 25,880,201        $ 267,316,429
  Net assets from contracts in payout              --       375,241            44,604              123,515
                                      --------------- ------------- ----------------- --------------------
       Total Net Assets                   $ 2,068,621 $ 213,824,134      $ 25,924,805        $ 267,439,944
                                      =============== ============= ================= ====================

The accompanying notes are an integral part of these financial statements.

                   FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT TEMPLETON
  FTVIPT FRANKLIN RISING DIVIDENDS     SMALL-MID CAP     FTVIPT MUTUAL DEVELOPING MARKETS   FTVIPT TEMPLETON
INCOME SECURITIES       SECURITIES GROWTH SECURITIES SHARES SECURITIES         SECURITIES FOREIGN SECURITIES
       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,965     $ 22,145,019      $ 34,957,692      $ 33,103,290       $ 25,682,023       $ 95,843,879
               33               44               105                --                 --                 81
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
       38,466,998       22,145,063        34,957,797        33,103,290         25,682,023         95,843,960
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
               --               --                --                 5                 68                 --
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================
     $ 38,429,401     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,677,730       $ 95,833,781
           37,597               --                --                --              4,225             10,179
----------------- ---------------- ----------------- ----------------- ------------------ ------------------
     $ 38,466,998     $ 22,145,063      $ 34,957,797      $ 33,103,285       $ 25,681,955       $ 95,843,960
================= ================ ================= ================= ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         INVESCO V.I.          INVESCO V.I.  INVESCO V.I.
                                      DIVIDEND GROWTH GOVERNMENT SECURITIES S&P 500 INDEX INVESCO V.I. UTILITIES
                                           SUBACCOUNT            SUBACCOUNT    SUBACCOUNT             SUBACCOUNT
                                      --------------- --------------------- ------------- ----------------------
ASSETS:
  Investments at fair value               $ 1,552,418          $ 20,877,259   $ 3,145,079            $ 2,366,747
  Due from MetLife Insurance
     Company of Connecticut                        --                     1            --                     12
                                      --------------- --------------------- ------------- ----------------------
       Total Assets                         1,552,418            20,877,260     3,145,079              2,366,759
                                      --------------- --------------------- ------------- ----------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Liabilities                            7                    --             5                     --
                                      --------------- --------------------- ------------- ----------------------
NET ASSETS                                $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
  Net assets from contracts in payout              --                    --            --                     --
                                      --------------- --------------------- ------------- ----------------------
       Total Net Assets                   $ 1,552,411          $ 20,877,260   $ 3,145,074            $ 2,366,759
                                      =============== ===================== ============= ======================

The accompanying notes are an integral part of these financial statements.

  INVESCO V.I. INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
    VAN KAMPEN   VAN KAMPEN        VAN KAMPEN        VAN KAMPEN  JANUS ASPEN
CAPITAL GROWTH     COMSTOCK EQUITY AND INCOME GROWTH AND INCOME   ENTERPRISE JANUS ASPEN OVERSEAS
    SUBACCOUNT   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT   SUBACCOUNT           SUBACCOUNT
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,567  $ 8,042,587     $ 103,925,506      $ 95,293,667 $ 13,553,246         $ 53,633,633
            21           --                --                16          103                   22
-------------- ------------ ----------------- ----------------- ------------ --------------------
    11,358,588    8,042,587       103,925,506        95,293,683   13,553,349           53,633,655
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
            --           44                 4                --           --                   --
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,563,384
            --           --                --                --           --               70,271
-------------- ------------ ----------------- ----------------- ------------ --------------------
  $ 11,358,588  $ 8,042,543     $ 103,925,502      $ 95,293,683 $ 13,553,349         $ 53,633,655
============== ============ ================= ================= ============ ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                                          LMPVET
                                                                LMPVET               LMPVET CLEARBRIDGE VARIABLE
                                      JANUS ASPEN CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME
                                        WORLDWIDE    AGGRESSIVE GROWTH         APPRECIATION              BUILDER
                                       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      ----------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value             $ 797,205        $ 392,842,579        $ 345,221,289        $ 135,638,195
  Due from MetLife Insurance
     Company of Connecticut                    --                  104                   --                    5
                                      ----------- -------------------- -------------------- --------------------
       Total Assets                       797,205          392,842,683          345,221,289          135,638,200
                                      ----------- -------------------- -------------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                    39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
       Total Liabilities                       39                   --                  220                   --
                                      ----------- -------------------- -------------------- --------------------
NET ASSETS                              $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 797,166        $ 392,642,524        $ 345,180,315        $ 135,597,017
  Net assets from contracts in payout          --              200,159               40,754               41,183
                                      ----------- -------------------- -------------------- --------------------
       Total Net Assets                 $ 797,166        $ 392,842,683        $ 345,221,069        $ 135,638,200
                                      =========== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

              LMPVET
CLEARBRIDGE VARIABLE               LMPVET               LMPVET               LMPVET               LMPVET LMPVET INVESTMENT
         FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
       ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE         MID CAP CORE     SMALL CAP GROWTH  SOCIAL AWARENESS
          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,570         $ 99,836,801        $ 134,081,121         $ 42,401,047         $ 59,480,516      $ 43,793,675
                 119                   44                   22                   22                   52                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
         354,783,689           99,836,845          134,081,143           42,401,069           59,480,568        43,793,675
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
                  --                   --                   --                   --                   --                18
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================
       $ 354,685,273         $ 99,825,768        $ 134,034,844         $ 42,389,522         $ 59,470,419      $ 43,793,657
              98,416               11,077               46,299               11,547               10,149                --
-------------------- -------------------- -------------------- -------------------- -------------------- -----------------
       $ 354,783,689         $ 99,836,845        $ 134,081,143         $ 42,401,069         $ 59,480,568      $ 43,793,657
==================== ==================== ==================== ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                  LMPVET             LMPVET             LMPVET        LMPVIT WESTERN
                                      VARIABLE LIFESTYLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE ASSET VARIABLE GLOBAL
                                          ALLOCATION 50%     ALLOCATION 70%     ALLOCATION 85%       HIGH YIELD BOND
                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                      ------------------ ------------------ ------------------ ---------------------
ASSETS:
  Investments at fair value                 $ 77,471,716       $ 43,491,073       $ 27,425,050          $ 11,544,769
  Due from MetLife Insurance
     Company of Connecticut                           --                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Assets                           77,471,716         43,491,073         27,425,050            11,544,769
                                      ------------------ ------------------ ------------------ ---------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                           11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
       Total Liabilities                              11                 13                 14                     1
                                      ------------------ ------------------ ------------------ ---------------------
NET ASSETS                                  $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 77,425,892       $ 43,491,060       $ 27,425,036          $ 11,544,768
  Net assets from contracts in payout             45,813                 --                 --                    --
                                      ------------------ ------------------ ------------------ ---------------------
       Total Net Assets                     $ 77,471,705       $ 43,491,060       $ 27,425,036          $ 11,544,768
                                      ================== ================== ================== =====================

The accompanying notes are an integral part of these financial statements.

     LMPVIT WESTERN  MIST AMERICAN MIST AMERICAN  MIST AMERICAN
ASSET VARIABLE HIGH FUNDS BALANCED  FUNDS GROWTH FUNDS MODERATE MIST BATTERYMARCH MIST BLACKROCK
             INCOME     ALLOCATION    ALLOCATION     ALLOCATION GROWTH AND INCOME     HIGH YIELD
         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,049    $ 1,813,964   $ 1,437,023    $ 1,349,865     $ 240,466,590  $ 132,699,673
                 --             --            --             --                --             --
------------------- -------------- ------------- -------------- ----------------- --------------
        113,968,049      1,813,964     1,437,023      1,349,865       240,466,590    132,699,673
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
                 31              2             3              1                 1             19
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============
      $ 113,924,944    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 237,821,998  $ 132,651,796
             43,074             --            --             --         2,644,591         47,858
------------------- -------------- ------------- -------------- ----------------- --------------
      $ 113,968,018    $ 1,813,962   $ 1,437,020    $ 1,349,864     $ 240,466,589  $ 132,699,654
=================== ============== ============= ============== ================= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                             MIST HARRIS
                                      MIST BLACKROCK MIST CLARION GLOBAL MIST DREMAN SMALL       OAKMARK
                                      LARGE CAP CORE         REAL ESTATE         CAP VALUE INTERNATIONAL
                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                      -------------- ------------------- ----------------- -------------
ASSETS:
  Investments at fair value             $ 46,041,552        $ 69,887,990      $ 11,958,751  $ 63,201,023
  Due from MetLife Insurance
     Company of Connecticut                       --                  14                 1            42
                                      -------------- ------------------- ----------------- -------------
       Total Assets                       46,041,552          69,888,004        11,958,752    63,201,065
                                      -------------- ------------------- ----------------- -------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                       40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
       Total Liabilities                          40                  --                --            --
                                      -------------- ------------------- ----------------- -------------
NET ASSETS                              $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 46,041,051        $ 69,881,632      $ 11,953,217  $ 63,198,102
  Net assets from contracts in payout            461               6,372             5,535         2,963
                                      -------------- ------------------- ----------------- -------------
       Total Net Assets                 $ 46,041,512        $ 69,888,004      $ 11,958,752  $ 63,201,065
                                      ============== =================== ================= =============

The accompanying notes are an integral part of these financial statements.

                                                 MIST LEGG MASON
    MIST INVESCO                   MIST LAZARD       CLEARBRIDGE MIST LOOMIS SAYLES MIST LORD ABBETT
SMALL CAP GROWTH MIST JANUS FORTY      MID CAP AGGRESSIVE GROWTH     GLOBAL MARKETS   BOND DEBENTURE
      SUBACCOUNT       SUBACCOUNT   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,813    $ 460,047,207 $ 78,292,584       $ 2,996,588      $ 150,849,575     $ 57,917,571
               9              293           --                --                 --               --
---------------- ---------------- ------------ ----------------- ------------------ ----------------
      12,577,822      460,047,500   78,292,584         2,996,588        150,849,575       57,917,571
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
              --               --           35                 3                  7               27
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================
    $ 12,577,822    $ 459,583,486 $ 78,285,412       $ 2,996,585      $ 150,582,116     $ 57,912,472
              --          464,014        7,137                --            267,452            5,072
---------------- ---------------- ------------ ----------------- ------------------ ----------------
    $ 12,577,822    $ 460,047,500 $ 78,292,549       $ 2,996,585      $ 150,849,568     $ 57,917,544
================ ================ ============ ================= ================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST LORD ABBETT      MIST MET/EATON MIST MET/FRANKLIN MIST MET/TEMPLETON
                                         MID CAP VALUE VANCE FLOATING RATE     MUTUAL SHARES             GROWTH
                                            SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                      ---------------- ------------------- ----------------- ------------------
ASSETS:
  Investments at fair value               $ 45,537,206         $ 1,239,402         $ 933,133       $ 44,468,892
  Due from MetLife Insurance
     Company of Connecticut                         76                  --                --                 18
                                      ---------------- ------------------- ----------------- ------------------
       Total Assets                         45,537,282           1,239,402           933,133         44,468,910
                                      ---------------- ------------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Liabilities                            --                  --                 4                 --
                                      ---------------- ------------------- ----------------- ------------------
NET ASSETS                                $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 45,532,724         $ 1,239,402         $ 933,129       $ 44,468,910
  Net assets from contracts in payout            4,558                  --                --                 --
                                      ---------------- ------------------- ----------------- ------------------
       Total Net Assets                   $ 45,537,282         $ 1,239,402         $ 933,129       $ 44,468,910
                                      ================ =================== ================= ==================

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE      MIST METLIFE    MIST METLIFE      MIST METLIFE MIST MFS EMERGING MIST MFS RESEARCH
AGGRESSIVE STRATEGY BALANCED STRATEGY GROWTH STRATEGY MODERATE STRATEGY    MARKETS EQUITY     INTERNATIONAL
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,508      $ 21,835,594    $ 18,833,177      $ 14,146,309      $ 74,235,988      $ 99,020,717
                 --                 5               6                 5                17                --
------------------- ----------------- --------------- ----------------- ----------------- -----------------
         49,596,508        21,835,599      18,833,183        14,146,314        74,236,005        99,020,717
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
                  3                --              --                --                --                 6
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,233,546      $ 98,976,189
                 --                --              --                --             2,459            44,522
------------------- ----------------- --------------- ----------------- ----------------- -----------------
       $ 49,596,505      $ 21,835,599    $ 18,833,183      $ 14,146,314      $ 74,236,005      $ 99,020,711
=================== ================= =============== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST MORGAN                               MIST PIMCO
                                      STANLEY MID CAP     MIST OPPENHEIMER INFLATION PROTECTED MIST PIMCO TOTAL
                                               GROWTH CAPITAL APPRECIATION                BOND           RETURN
                                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                      --------------- -------------------- ------------------- ----------------
ASSETS:
  Investments at fair value              $ 12,905,012        $ 284,007,058       $ 115,644,599    $ 397,228,580
  Due from MetLife Insurance
     Company of Connecticut                        --                   --                  36               70
                                      --------------- -------------------- ------------------- ----------------
       Total Assets                        12,905,012          284,007,058         115,644,635      397,228,650
                                      --------------- -------------------- ------------------- ----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                        16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
       Total Liabilities                           16                   24                  --               --
                                      --------------- -------------------- ------------------- ----------------
NET ASSETS                               $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 12,904,996        $ 283,799,677       $ 115,611,099    $ 397,204,541
  Net assets from contracts in payout              --              207,357              33,536           24,109
                                      --------------- -------------------- ------------------- ----------------
       Total Net Assets                  $ 12,904,996        $ 284,007,034       $ 115,644,635    $ 397,228,650
                                      =============== ==================== =================== ================

The accompanying notes are an integral part of these financial statements.

                      MIST PIONEER    MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
MIST PIONEER FUND STRATEGIC INCOME  TECHNOLOGY   AND INCOME ETF              ETF    LARGE CAP VALUE
       SUBACCOUNT       SUBACCOUNT  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,636    $ 224,047,103 $ 8,570,802    $ 117,213,933    $ 141,546,860      $ 117,195,190
               --               19          --               --               --                 83
----------------- ---------------- ----------- ---------------- ---------------- ------------------
       60,273,636      224,047,122   8,570,802      117,213,933      141,546,860        117,195,273
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
               10               --           8                5                4                 --
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================
     $ 60,249,607    $ 223,958,613 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,190,068
           24,019           88,509          --               --               --              5,205
----------------- ---------------- ----------- ---------------- ---------------- ------------------
     $ 60,273,626    $ 224,047,122 $ 8,570,794    $ 117,213,928    $ 141,546,856      $ 117,195,273
================= ================ =========== ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      MIST T. ROWE PRICE MIST THIRD AVENUE MIST TURNER MID MIST VAN KAMPEN
                                          MID CAP GROWTH   SMALL CAP VALUE      CAP GROWTH        COMSTOCK
                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                      ------------------ ----------------- --------------- ---------------
ASSETS:
  Investments at fair value                  $ 3,490,862     $ 125,154,303     $ 2,427,478   $ 168,446,905
  Due from MetLife Insurance
     Company of Connecticut                           --                56               5              --
                                      ------------------ ----------------- --------------- ---------------
       Total Assets                            3,490,862       125,154,359       2,427,483     168,446,905
                                      ------------------ ----------------- --------------- ---------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                            9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
       Total Liabilities                               9                --              --              13
                                      ------------------ ----------------- --------------- ---------------
NET ASSETS                                   $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 3,490,853     $ 125,036,927     $ 2,427,483   $ 168,417,596
  Net assets from contracts in payout                 --           117,432              --          29,296
                                      ------------------ ----------------- --------------- ---------------
       Total Net Assets                      $ 3,490,853     $ 125,154,359     $ 2,427,483   $ 168,446,892
                                      ================== ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

                      MSF BARCLAYS
  MORGAN STANLEY CAPITAL AGGREGATE     MSF BLACKROCK MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
MULTI CAP GROWTH        BOND INDEX AGGRESSIVE GROWTH             INCOME   DIVERSIFIED LARGE CAP VALUE
      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,257     $ 103,893,644      $ 90,389,388      $ 250,881,227 $ 241,546,522    $ 15,175,773
              14                --               109                433             7               8
---------------- ----------------- ----------------- ------------------ ------------- ---------------
       1,037,271       103,893,644        90,389,497        250,881,660   241,546,529      15,175,781
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
              --                12                --                 --            --              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============
     $ 1,037,271     $ 103,664,480      $ 90,381,838      $ 250,696,503 $ 240,948,920    $ 15,175,781
              --           229,152             7,659            185,157       597,609              --
---------------- ----------------- ----------------- ------------------ ------------- ---------------
     $ 1,037,271     $ 103,893,632      $ 90,389,497      $ 250,881,660 $ 241,546,529    $ 15,175,781
================ ================= ================= ================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         MSF BLACKROCK
                                      LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE MSF FI VALUE
                                                GROWTH  MONEY MARKET             VALUE      LEADERS
                                            SUBACCOUNT    SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
                                      ---------------- ------------- ----------------- ------------
ASSETS:
  Investments at fair value              $ 206,179,928 $ 396,781,273     $ 110,626,658 $ 75,345,419
  Due from MetLife Insurance
     Company of Connecticut                        232           110               125          213
                                      ---------------- ------------- ----------------- ------------
       Total Assets                        206,180,160   396,781,383       110,626,783   75,345,632
                                      ---------------- ------------- ----------------- ------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         --            --                --           --
                                      ---------------- ------------- ----------------- ------------
       Total Liabilities                            --            --                --           --
                                      ---------------- ------------- ----------------- ------------
NET ASSETS                               $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 205,989,604 $ 396,638,630     $ 110,612,109 $ 75,344,394
  Net assets from contracts in payout          190,556       142,753            14,674        1,238
                                      ---------------- ------------- ----------------- ------------
       Total Net Assets                  $ 206,180,160 $ 396,781,383     $ 110,626,783 $ 75,345,632
                                      ================ ============= ================= ============

The accompanying notes are an integral part of these financial statements.

                                                                      MSF
                                                          MET/DIMENSIONAL  MSF METLIFE         MSF METLIFE
                    MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL SMALL CONSERVATIVE     CONSERVATIVE TO
MSF JENNISON GROWTH    SMALL CAP CORE   MID CAP VALUE             COMPANY   ALLOCATION MODERATE ALLOCATION
         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT          SUBACCOUNT   SUBACCOUNT          SUBACCOUNT
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,268       $ 1,346,976     $ 2,053,471           $ 115,818 $ 37,895,248        $ 85,251,517
                 --                 6              26                  --           --                  --
------------------- ----------------- --------------- ------------------- ------------ -------------------
         43,819,268         1,346,982       2,053,497             115,818   37,895,248          85,251,517
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
                 17                --              --                   2           20                  14
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,247,183
                 --                --              --                  --           --               4,320
------------------- ----------------- --------------- ------------------- ------------ -------------------
       $ 43,819,251       $ 1,346,982     $ 2,053,497           $ 115,816 $ 37,895,228        $ 85,251,503
=================== ================= =============== =================== ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                    MSF METLIFE
                                      MSF METLIFE MID         MSF METLIFE           MODERATE TO MSF METLIFE STOCK
                                      CAP STOCK INDEX MODERATE ALLOCATION AGGRESSIVE ALLOCATION             INDEX
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                      --------------- ------------------- --------------------- -----------------
ASSETS:
  Investments at fair value               $ 7,567,185       $ 387,765,144         $ 318,588,634     $ 710,740,388
  Due from MetLife Insurance
     Company of Connecticut                        --                   4                    --               163
                                      --------------- ------------------- --------------------- -----------------
       Total Assets                         7,567,185         387,765,148           318,588,634       710,740,551
                                      --------------- ------------------- --------------------- -----------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
       Total Liabilities                            5                  --                    18                --
                                      --------------- ------------------- --------------------- -----------------
NET ASSETS                                $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 7,567,180       $ 387,765,148         $ 318,545,782     $ 710,033,379
  Net assets from contracts in payout              --                  --                42,834           707,172
                                      --------------- ------------------- --------------------- -----------------
       Total Net Assets                   $ 7,567,180       $ 387,765,148         $ 318,588,616     $ 710,740,551
                                      =============== =================== ===================== =================

The accompanying notes are an integral part of these financial statements.

                                                               MSF NEUBERGER
MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER BERMAN MID CAP MSF OPPENHEIMER
       RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS          VALUE   GLOBAL EQUITY
   SUBACCOUNT    SUBACCOUNT         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,717  $ 63,956,004       $ 56,199,025       $ 20,006   $ 14,451,063   $ 301,581,493
          269            20                 --             --             29             124
------------- ------------- ------------------ -------------- -------------- ---------------
  499,287,986    63,956,024         56,199,025         20,006     14,451,092     301,581,617
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
           --            --                 19              1             --              --
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============
$ 498,911,417  $ 63,940,331       $ 56,122,222       $ 20,005   $ 14,451,092   $ 301,494,646
      376,569        15,693             76,784             --             --          86,971
------------- ------------- ------------------ -------------- -------------- ---------------
$ 499,287,986  $ 63,956,024       $ 56,199,006       $ 20,005   $ 14,451,092   $ 301,581,617
============= ============= ================== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                              MSF WESTERN ASSET
                                      MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE MANAGEMENT STRATEGIC
                                                 INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   BOND OPPORTUNITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                      ---------------- ----------------- ----------------- --------------------
ASSETS:
  Investments at fair value               $ 93,301,313      $ 38,361,873      $ 97,794,779         $ 59,620,518
  Due from MetLife Insurance
     Company of Connecticut                         --                17                10                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Assets                         93,301,313        38,361,890        97,794,789           59,620,518
                                      ---------------- ----------------- ----------------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                         18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
       Total Liabilities                            18                --                --                   --
                                      ---------------- ----------------- ----------------- --------------------
NET ASSETS                                $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 93,226,420      $ 38,356,799      $ 97,785,522         $ 59,609,125
  Net assets from contracts in payout           74,875             5,091             9,267               11,393
                                      ---------------- ----------------- ----------------- --------------------
       Total Net Assets                   $ 93,301,295      $ 38,361,890      $ 97,794,789         $ 59,620,518
                                      ================ ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET                                                              PIONEER VCT       PIONEER VCT
  MANAGEMENT U.S. PIONEER VCT CULLEN      PIONEER VCT PIONEER VCT EQUITY          IBBOTSON IBBOTSON MODERATE
       GOVERNMENT              VALUE EMERGING MARKETS             INCOME GROWTH ALLOCATION        ALLOCATION
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,330       $ 10,766,608     $ 15,409,907       $ 19,180,885     $ 217,767,447     $ 116,552,411
               --                  8               80                 43                32                28
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
      148,935,330         10,766,616       15,409,987         19,180,928       217,767,479       116,552,439
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
               38                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================
    $ 148,861,994       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
           73,298                 --               --                 --                --                --
----------------- ------------------ ---------------- ------------------ ----------------- -----------------
    $ 148,935,292       $ 10,766,616     $ 15,409,987       $ 19,180,928     $ 217,767,479     $ 116,552,439
================= ================== ================ ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                        PIONEER VCT PIONEER VCT REAL
                                      MID CAP VALUE    ESTATE SHARES  UIF GROWTH UIF U.S. REAL ESTATE
                                         SUBACCOUNT       SUBACCOUNT  SUBACCOUNT           SUBACCOUNT
                                      ------------- ---------------- ----------- --------------------
ASSETS:
  Investments at fair value            $ 32,437,447     $ 13,366,609 $ 7,349,789         $ 15,642,007
  Due from MetLife Insurance
     Company of Connecticut                      23               29          21                   --
                                      ------------- ---------------- ----------- --------------------
       Total Assets                      32,437,470       13,366,638   7,349,810           15,642,007
                                      ------------- ---------------- ----------- --------------------
LIABILITIES:
  Due to MetLife Insurance
     Company of Connecticut                      --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
       Total Liabilities                         --               --          --                    5
                                      ------------- ---------------- ----------- --------------------
NET ASSETS                             $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
  Net assets from contracts in payout            --               --          --                   --
                                      ------------- ---------------- ----------- --------------------
       Total Net Assets                $ 32,437,470     $ 13,366,638 $ 7,349,810         $ 15,642,002
                                      ============= ================ =========== ====================

The accompanying notes are an integral part of these financial statements.

 WELLS FARGO VT
SMALL CAP VALUE
     SUBACCOUNT
---------------
    $ 3,218,601
             --
---------------
      3,218,601
---------------
             19
---------------
             19
---------------
    $ 3,218,582
===============
    $ 3,218,582
             --
---------------
    $ 3,218,582
===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                            ALLIANCEBERNSTEIN
                                           ALGER CAPITAL      GLOBAL THEMATIC                        AMERICAN FUNDS
                                            APPRECIATION               GROWTH    AMERICAN FUNDS BOND  GLOBAL GROWTH
                                              SUBACCOUNT           SUBACCOUNT             SUBACCOUNT     SUBACCOUNT
                                           ---------------- -------------------- ------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ --              $ 4,144              $ 329,756    $ 2,198,241
                                           ---------------- -------------------- ------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   67,573               18,151                152,585      2,839,258
     Administrative charges                        5,816                1,734                 15,665        251,726
                                           ---------------- -------------------- ------------------- -----------------
        Total expenses                            73,389               19,885                168,250      3,090,984
                                           ---------------- -------------------- ------------------- -----------------
           Net investment income (loss)          (73,389)             (15,741)               161,506       (892,743)
                                           ---------------- -------------------- ------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --                   --                     --             --
     Realized gains (losses) on sale of
        investments                              193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
           Net realized gains (losses)           193,092               75,815                246,811      5,786,510
                                           ---------------- -------------------- ------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (296,244)            (338,252)                27,858    (22,994,961)
                                           ---------------- -------------------- ------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (103,152)            (262,437)               274,669    (17,208,451)
                                           ---------------- -------------------- ------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (176,541)          $ (278,178)             $ 436,175  $ (18,101,194)
                                           ================ ==================== =================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS
  GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    DELAWARE VIP SMALL      DREYFUS SOCIALLY    DWS I CAPITAL
CAPITALIZATION            GROWTH     GROWTH-INCOME             CAP VALUE    RESPONSIBLE GROWTH           GROWTH
    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT       SUBACCOUNT
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
      $ 97,971       $ 2,243,819       $ 4,570,797             $ 111,979               $ 4,039         $ 39,007
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
        98,051         6,230,865         5,274,021               151,194                10,932          198,854
        10,047           542,999           461,353                 4,828                   889           16,314
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       108,098         6,773,864         5,735,374               156,022                11,821          215,168
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       (10,127)       (4,530,045)       (1,164,577)              (44,043)               (7,782)        (176,161)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
            --                --                --                    --                    --               --
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
       384,459         4,713,524          (439,387)            3,767,699                10,035          181,678
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,772,730)      (20,479,662)       (9,204,681)           (3,161,046)              (13,196)        (982,632)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
    (1,388,271)      (15,766,138)       (9,644,068)              606,653                (3,161)        (800,954)
----------------- ----------------- ----------------- --------------------- --------------------- ----------------
  $ (1,398,398)    $ (20,296,183)    $ (10,808,645)            $ 562,610             $ (10,943)      $ (977,115)
================= ================= ================= ===================== ===================== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           DWS II DREMAN SMALL    DWS II GLOBAL    DWS II GOVERNMENT &  FIDELITY VIP
                                                 MID CAP VALUE         THEMATIC      AGENCY SECURITIES    CONTRAFUND
                                                    SUBACCOUNT       SUBACCOUNT             SUBACCOUNT    SUBACCOUNT
                                           ---------------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
     Dividends                                        $ 64,948          $ 9,472              $ 222,497   $ 1,926,729
                                           ---------------------- ---------------- ------------------- ----------------
EXPENSES:
     Mortality and expense risk
        charges                                        173,443           70,645                104,510     3,566,198
     Administrative charges                             14,295            5,809                  8,700       202,669
                                           ---------------------- ---------------- ------------------- ----------------
        Total expenses                                 187,738           76,454                113,210     3,768,867
                                           ---------------------- ---------------- ------------------- ----------------
           Net investment income (loss)               (122,790)         (66,982)               109,287    (1,842,138)
                                           ---------------------- ---------------- ------------------- ----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                            --               --                 92,053            --
     Realized gains (losses) on sale of
        investments                                   (387,338)        (336,640)                42,179    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
           Net realized gains (losses)                (387,338)        (336,640)               134,232    (3,447,135)
                                           ---------------------- ---------------- ------------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (248,873)        (180,709)                35,389    (4,937,022)
                                           ---------------------- ---------------- ------------------- ----------------
     Net realized and change in unrealized
        gains (losses) on investments                 (636,211)        (517,349)               169,621    (8,384,157)
                                           ---------------------- ---------------- ------------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (759,001)      $ (584,331)             $ 278,908 $ (10,226,295)
                                           ====================== ================ =================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP                                                                                        FTVIPT FRANKLIN
DYNAMIC CAPITAL     FIDELITY VIP    FIDELITY VIP HIGH                              FTVIPT FRANKLIN    RISING DIVIDENDS
   APPRECIATION    EQUITY-INCOME               INCOME    FIDELITY VIP MID CAP    INCOME SECURITIES          SECURITIES
     SUBACCOUNT       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
           $ --      $ 5,546,727          $ 1,798,866                $ 65,644          $ 2,630,819           $ 344,684
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         31,846        2,870,324              342,076               4,397,201              707,064             403,406
          2,216           17,014                   94                 245,867               65,722              33,920
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,062        2,887,338              342,170               4,643,068              772,786             437,326
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (34,062)       2,659,389            1,456,696              (4,577,424)           1,858,033             (92,642)
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
             --               --                   --                 515,776                   --                  --
         34,857       (2,487,608)            (572,908)              6,025,673              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
         34,857       (2,487,608)            (572,908)              6,541,449              561,856             509,046
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (96,275)        (711,393)            (101,925)            (40,829,193)          (2,039,182)            492,548
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
        (61,418)      (3,199,001)            (674,833)            (34,287,744)          (1,477,326)          1,001,594
------------------ ---------------- -------------------- ----------------------- -------------------- -------------------
      $ (95,480)      $ (539,612)           $ 781,863           $ (38,865,168)           $ 380,707           $ 908,952
================== ================ ==================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                             FTVIPT FRANKLIN                           FTVIPT TEMPLETON
                                               SMALL-MID CAP        FTVIPT MUTUAL    DEVELOPING MARKETS      FTVIPT TEMPLETON
                                           GROWTH SECURITIES    SHARES SECURITIES            SECURITIES    FOREIGN SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           -------------------- -------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                          $ --            $ 881,917             $ 296,899           $ 2,036,085
                                           -------------------- -------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                      684,762              612,490               361,422             1,970,679
     Administrative charges                           53,263               61,402                   719               151,474
                                           -------------------- -------------------- --------------------- ---------------------
        Total expenses                               738,025              673,892               362,141             2,122,153
                                           -------------------- -------------------- --------------------- ---------------------
           Net investment income (loss)             (738,025)             208,025               (65,242)              (86,068)
                                           -------------------- -------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --                    --                    --
     Realized gains (losses) on sale of
        investments                                1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
           Net realized gains (losses)             1,758,379             (697,265)               12,802               898,333
                                           -------------------- -------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (3,391,329)            (432,198)           (5,395,367)          (14,200,122)
                                           -------------------- -------------------- --------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments             (1,632,950)          (1,129,463)           (5,382,565)          (13,301,789)
                                           -------------------- -------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,370,975)          $ (921,438)         $ (5,447,807)        $ (13,387,857)
                                           ==================== ==================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                         INVESCO V.I.      INVESCO V.I.
   INVESCO V.I.             INVESCO V.I.     INVESCO V.I.                                  VAN KAMPEN        VAN KAMPEN
DIVIDEND GROWTH    GOVERNMENT SECURITIES    S&P 500 INDEX    INVESCO V.I. UTILITIES    CAPITAL GROWTH          COMSTOCK
     SUBACCOUNT           SUBACCOUNT (a)       SUBACCOUNT                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT (a)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
       $ 27,157                     $ --        $ 115,309                  $ 73,633              $ --              $ --
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         35,496                  256,575          122,956                    41,379           217,479            88,337
          2,731                   24,075            9,789                     3,339            19,408             8,656
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         38,227                  280,650          132,745                    44,718           236,887            96,993
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (11,070)                (280,650)         (17,436)                   28,915          (236,887)          (96,993)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
             --                       --               --                        --                --                --
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
         17,439                  279,430          210,784                   (33,637)          898,553          (114,472)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (45,194)               1,275,198         (334,887)                  316,207        (1,481,583)         (920,303)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
        (27,755)               1,554,628         (124,103)                  282,570          (583,030)       (1,034,775)
------------------ ------------------------ ---------------- ------------------------- ----------------- -----------------
      $ (38,825)             $ 1,273,978       $ (141,539)                $ 311,485        $ (819,917)     $ (1,131,768)
================== ======================== ================ ========================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                INVESCO V.I.         INVESCO V.I.
                                                  VAN KAMPEN           VAN KAMPEN    JANUS ASPEN
                                           EQUITY AND INCOME    GROWTH AND INCOME     ENTERPRISE    JANUS ASPEN OVERSEAS
                                                  SUBACCOUNT           SUBACCOUNT     SUBACCOUNT              SUBACCOUNT
                                           -------------------- -------------------- -------------- -----------------------
INVESTMENT INCOME:
     Dividends                                   $ 2,369,388          $ 1,138,255           $ --               $ 282,656
                                           -------------------- -------------------- -------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,909,138            1,734,464        220,365                 959,294
     Administrative charges                          190,881              172,143         18,396                  10,188
                                           -------------------- -------------------- -------------- -----------------------
        Total expenses                             2,100,019            1,906,607        238,761                 969,482
                                           -------------------- -------------------- -------------- -----------------------
           Net investment income (loss)              269,369             (768,352)      (238,761)               (686,826)
                                           -------------------- -------------------- -------------- -----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                   --             --                 743,470
     Realized gains (losses) on sale of
        investments                                3,304,871            2,595,490      1,018,681               1,426,056
                                           -------------------- -------------------- -------------- -----------------------
           Net realized gains (losses)             3,304,871            2,595,490      1,018,681               2,169,526
                                           -------------------- -------------------- -------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (6,928,875)          (5,959,759)    (1,209,794)            (29,566,214)
                                           -------------------- -------------------- -------------- -----------------------
     Net realized and change in unrealized
        gains (losses) on investments             (3,624,004)          (3,364,269)      (191,113)            (27,396,688)
                                           -------------------- -------------------- -------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (3,354,635)        $ (4,132,621)    $ (429,874)          $ (28,083,514)
                                           ==================== ==================== ============== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET                  LMPVET
                             LMPVET                  LMPVET    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE                LMPVET
JANUS ASPEN    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE           EQUITY INCOME             FUNDAMENTAL  CLEARBRIDGE VARIABLE
  WORLDWIDE       AGGRESSIVE GROWTH            APPRECIATION                 BUILDER           ALL CAP VALUE      LARGE CAP GROWTH
 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
    $ 4,495               $ 757,258             $ 5,692,168             $ 4,484,069             $ 5,153,897             $ 475,222
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,357               6,687,925               5,697,607               2,358,025               5,915,885             1,688,011
         40                 597,823                 569,973                 208,067                 533,693               145,697
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
      5,397               7,285,748               6,267,580               2,566,092               6,449,578             1,833,708
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
       (902)             (6,528,490)               (575,412)              1,917,977              (1,295,681)           (1,358,486)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
         --                      --                      --                      --                      --                    --
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
     16,054              29,837,439               5,284,146              (7,975,402)             (2,424,527)            3,861,207
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (150,745)            (15,938,881)               (460,520)             11,691,431             (27,146,877)           (4,786,309)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
   (134,691)             13,898,558               4,823,626               3,716,029             (29,571,404)             (925,102)
-------------- ----------------------- ----------------------- ----------------------- --------------------- ---------------------
 $ (135,593)            $ 7,370,068             $ 4,248,214             $ 5,634,006           $ (30,867,085)         $ (2,283,588)
============== ======================= ======================= ======================= ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVET                 LMPVET                  LMPVET   LMPVET INVESTMENT
                                           CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE           MID CAP CORE        SMALL CAP GROWTH    SOCIAL AWARENESS
                                                     SUBACCOUNT             SUBACCOUNT              SUBACCOUNT          SUBACCOUNT
                                           ---------------------- ----------------------- ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ 3,090,773                   $ --                    $ --           $ 508,700
                                           ---------------------- ----------------------- ---------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                       1,899,103                811,254                 990,867             623,634
     Administrative charges                             183,069                 78,309                  79,699              22,871
                                           ---------------------- ----------------------- ---------------------- -----------------
        Total expenses                                2,082,172                889,563               1,070,566             646,505
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net investment income (loss)               1,008,601               (889,563)             (1,070,566)           (137,805)
                                           ---------------------- ----------------------- ---------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                             --                     --               1,000,272                  --
     Realized gains (losses) on sale of
        investments                                  (3,263,606)             1,201,339               2,639,385             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
           Net realized gains (losses)               (3,263,606)             1,201,339               3,639,657             291,982
                                           ---------------------- ----------------------- ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                7,717,041             (2,733,518)             (2,303,613)           (766,908)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments                 4,453,435             (1,532,179)              1,336,044            (474,926)
                                           ---------------------- ----------------------- ---------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 5,462,036           $ (2,421,742)              $ 265,478          $ (612,731)
                                           ====================== ======================= ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

            LMPVET                LMPVET                LMPVET           LMPVIT WESTERN         LMPVIT WESTERN     MIST AMERICAN
VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    ASSET VARIABLE GLOBAL    ASSET VARIABLE HIGH    FUNDS BALANCED
    ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%          HIGH YIELD BOND                 INCOME        ALLOCATION
        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT        SUBACCOUNT
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
       $ 2,091,244             $ 890,906             $ 434,599                $ 946,148           $ 10,518,743          $ 31,731
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,175,625               627,522               393,723                  221,881              1,968,498            16,507
           132,078                73,825                46,480                   19,364                195,510                37
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         1,307,703               701,347               440,203                  241,245              2,164,008            16,544
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           783,541               189,559                (5,604)                 704,903              8,354,735            15,187
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
                --                    --                    --                       --                     --             1,397
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           87,253
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
           651,161              (399,157)             (417,220)                 (65,788)            (4,102,865)           88,650
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
        (1,482,053)             (543,178)             (581,634)                (609,805)            (2,567,605)         (158,223)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
          (830,892)             (942,335)             (998,854)                (675,593)            (6,670,470)          (69,573)
--------------------- --------------------- --------------------- ------------------------ ---------------------- -----------------
         $ (47,351)           $ (752,776)         $ (1,004,458)                $ 29,310            $ 1,684,265         $ (54,386)
===================== ===================== ===================== ======================== ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MIST AMERICAN     MIST AMERICAN
                                            FUNDS GROWTH    FUNDS MODERATE    MIST BATTERYMARCH    MIST BLACKROCK
                                              ALLOCATION        ALLOCATION    GROWTH AND INCOME        HIGH YIELD
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                           ---------------- ----------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                  $ 25,264          $ 19,941          $ 3,902,056       $ 9,990,632
                                           ---------------- ----------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk
        charges                                   16,519            10,216            3,013,836         2,080,482
     Administrative charges                           42                28                   --           140,636
                                           ---------------- ----------------- -------------------- -----------------
        Total expenses                            16,561            10,244            3,013,836         2,221,118
                                           ---------------- ----------------- -------------------- -----------------
           Net investment income (loss)            8,703             9,697              888,220         7,769,514
                                           ---------------- ----------------- -------------------- -----------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                      --             6,251                   --                --
     Realized gains (losses) on sale of
        investments                               70,376            18,528           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
           Net realized gains (losses)            70,376            24,779           (6,830,282)        1,972,832
                                           ---------------- ----------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (198,256)          (44,519)           6,658,661        (8,138,446)
                                           ---------------- ----------------- -------------------- -----------------
     Net realized and change in unrealized
        gains (losses) on investments           (127,880)          (19,740)            (171,621)       (6,165,614)
                                           ---------------- ----------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (119,177)        $ (10,043)           $ 716,599       $ 1,603,900
                                           ================ ================= ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS
MIST BLACKROCK    MIST CLARION GLOBAL    MIST DREMAN SMALL          OAKMARK        MIST INVESCO
LARGE CAP CORE            REAL ESTATE            CAP VALUE    INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY
    SUBACCOUNT             SUBACCOUNT           SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     $ 519,711            $ 3,371,431            $ 258,594         $ 22,752                $ --         $ 9,478,407
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       736,203              1,221,089              224,086        1,190,935             227,647           6,453,905
        70,254                 80,873               13,270           94,285              14,757             112,542
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       806,457              1,301,962              237,356        1,285,220             242,404           6,566,447
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
      (286,746)             2,069,469               21,238       (1,262,468)           (242,404)          2,911,960
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
            --                     --                   --               --                  --                  --
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    (1,811,495)            (6,209,887)             554,169       (2,163,527)            628,670          (4,551,244)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
     1,772,980             (1,177,992)          (2,311,385)      (8,551,550)           (841,194)        (41,942,954)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
       (38,515)            (7,387,879)          (1,757,216)     (10,715,077)           (212,524)        (46,494,198)
----------------- ---------------------- -------------------- ---------------- ------------------- -------------------
    $ (325,261)          $ (5,318,410)        $ (1,735,978)   $ (11,977,545)         $ (454,928)      $ (43,582,238)
================= ====================== ==================== ================ =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                             MIST LEGG MASON
                                            MIST LAZARD          CLEARBRIDGE    MIST LOOMIS SAYLES    MIST LORD ABBETT
                                                MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS      BOND DEBENTURE
                                             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                           --------------- -------------------- --------------------- -------------------
INVESTMENT INCOME:
     Dividends                                $ 805,944                 $ --           $ 4,205,726         $ 4,073,827
                                           --------------- -------------------- --------------------- -------------------
EXPENSES:
     Mortality and expense risk
        charges                               1,207,729               32,761             2,069,926             927,707
     Administrative charges                      68,747                2,696                 1,380              84,294
                                           --------------- -------------------- --------------------- -------------------
        Total expenses                        1,276,476               35,457             2,071,306           1,012,001
                                           --------------- -------------------- --------------------- -------------------
           Net investment income (loss)        (470,532)             (35,457)            2,134,420           3,061,826
                                           --------------- -------------------- --------------------- -------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --                   --                    --                  --
     Realized gains (losses) on sale of
        investments                           1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
           Net realized gains (losses)        1,038,406               (7,738)            1,701,587           1,724,630
                                           --------------- -------------------- --------------------- -------------------
     Change in unrealized gains (losses)
        on investments                       (6,270,867)            (234,951)           (7,312,567)         (2,623,590)
                                           --------------- -------------------- --------------------- -------------------
     Net realized and change in unrealized
        gains (losses) on investments        (5,232,461)            (242,689)           (5,610,980)           (898,960)
                                           --------------- -------------------- --------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (5,702,993)          $ (278,146)         $ (3,476,560)        $ 2,162,866
                                           =============== ==================== ===================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MIST LORD ABBETT         MIST MET/EATON    MIST MET/FRANKLIN    MIST MET/TEMPLETON           MIST METLIFE         MIST METLIFE
   MID CAP VALUE    VANCE FLOATING RATE        MUTUAL SHARES                GROWTH    AGGRESSIVE STRATEGY    BALANCED STRATEGY
      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT (a)           SUBACCOUNT
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       $ 287,649               $ 21,033             $ 28,576             $ 441,466                   $ --            $ 380,364
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         930,547                 21,983               17,993               759,629                443,814              434,115
          75,694                  1,900                1,454                69,592                  5,722               35,658
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
       1,006,241                 23,883               19,447               829,221                449,536              469,773
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
        (718,592)                (2,850)               9,129              (387,755)              (449,536)             (89,409)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
              --                  2,765               56,677                    --                     --                   --
      (2,450,156)                (3,696)                (715)               (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (2,450,156)                  (931)              55,962                (8,261)              (708,953)             923,392
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
         683,560                (13,103)             (99,318)           (6,650,212)            (7,641,139)          (1,653,151)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
      (1,766,596)               (14,034)             (43,356)           (6,658,473)            (8,350,092)            (729,759)
------------------- ---------------------- -------------------- --------------------- ---------------------- --------------------
    $ (2,485,188)             $ (16,884)           $ (34,227)         $ (7,046,228)          $ (8,799,628)          $ (819,168)
=================== ====================== ==================== ===================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                              MIST METLIFE         MIST METLIFE    MIST MFS EMERGING    MIST MFS RESEARCH
                                           GROWTH STRATEGY    MODERATE STRATEGY       MARKETS EQUITY        INTERNATIONAL
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ------------------ -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                   $ 319,220            $ 267,054          $ 1,476,543          $ 1,246,842
                                           ------------------ -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                    384,839              287,077            1,612,739            1,464,983
     Administrative charges                         31,349               23,176              136,733              122,691
                                           ------------------ -------------------- -------------------- --------------------
        Total expenses                             416,188              310,253            1,749,472            1,587,674
                                           ------------------ -------------------- -------------------- --------------------
           Net investment income (loss)            (96,968)             (43,199)            (272,929)            (340,832)
                                           ------------------ -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
           Net realized gains (losses)             884,077              861,190              884,647           (3,863,221)
                                           ------------------ -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                          (1,953,025)          (1,203,271)         (20,750,405)         (15,112,552)
                                           ------------------ -------------------- -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments           (1,068,948)            (342,081)         (19,865,758)         (18,975,773)
                                           ------------------ -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,165,916)          $ (385,280)       $ (20,138,687)       $ (19,316,605)
                                           ================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

    MIST MORGAN                                     MIST PIMCO
STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO                             MIST PIONEER
         GROWTH    CAPITAL APPRECIATION                   BOND TOTAL RETURN    MIST PIONEER FUND    STRATEGIC INCOME
     SUBACCOUNT              SUBACCOUNT             SUBACCOUNT   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      $ 118,615             $ 1,023,878            $ 2,035,612 $ 10,978,021            $ 564,819        $ 11,885,728
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        274,144               3,900,675              1,767,340    6,513,930              847,855           3,818,066
         24,259                  29,270                122,702      497,454               70,716             333,749
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        298,403               3,929,945              1,890,042    7,011,384              918,571           4,151,815
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (179,788)             (2,906,067)               145,570    3,966,637             (353,752)          7,733,913
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
        447,876                      --              5,274,449   12,706,662                   --           1,592,993
      1,008,641              (4,551,348)             2,089,633    9,484,723            1,322,323          10,111,299
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
      1,456,517              (4,551,348)             7,364,082   22,191,385            1,322,323          11,704,292
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
     (2,415,947)              1,085,452              2,785,833  (20,363,357)          (7,168,938)        (14,503,293)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
       (959,430)             (3,465,896)            10,149,915    1,828,028           (5,846,615)         (2,799,001)
------------------ ----------------------- ------------------- --------------- -------------------- -------------------
   $ (1,139,218)           $ (6,371,963)          $ 10,295,485  $ 5,794,665         $ (6,200,367)        $ 4,934,912
================== ======================= =================== =============== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MIST RCM    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE
                                             TECHNOLOGY      AND INCOME ETF                 ETF       LARGE CAP VALUE
                                             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           --------------- ------------------- ------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                     $ --         $ 2,168,174         $ 2,459,112             $ 852,971
                                           --------------- ------------------- ------------------- ---------------------
EXPENSES:
     Mortality and expense risk
        charges                                 122,453           1,534,717           1,890,130             2,186,621
     Administrative charges                      11,153                  --                  --               169,717
                                           --------------- ------------------- ------------------- ---------------------
        Total expenses                          133,606           1,534,717           1,890,130             2,356,338
                                           --------------- ------------------- ------------------- ---------------------
           Net investment income (loss)        (133,606)            633,457             568,982            (1,503,367)
                                           --------------- ------------------- ------------------- ---------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                     --           2,329,404                  --                    --
     Realized gains (losses) on sale of
        investments                             (82,392)          1,055,254             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
           Net realized gains (losses)          (82,392)          3,384,658             855,233            (5,999,706)
                                           --------------- ------------------- ------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                       (1,765,055)         (4,165,475)         (6,336,615)              (22,210)
                                           --------------- ------------------- ------------------- ---------------------
     Net realized and change in unrealized
        gains (losses) on investments        (1,847,447)           (780,817)         (5,481,382)           (6,021,916)
                                           --------------- ------------------- ------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations          $ (1,981,053)         $ (147,360)       $ (4,912,400)         $ (7,525,283)
                                           =============== =================== =================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                          MSF BARCLAYS
MIST T. ROWE PRICE    MIST THIRD AVENUE    MIST TURNER MID    MIST VAN KAMPEN      MORGAN STANLEY    CAPITAL AGGREGATE
    MID CAP GROWTH      SMALL CAP VALUE         CAP GROWTH           COMSTOCK    MULTI CAP GROWTH           BOND INDEX
        SUBACCOUNT           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
              $ --          $ 1,543,961               $ --        $ 2,376,076                $ --          $ 3,796,413
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            66,890            2,095,631             50,969          3,043,964              26,714            1,255,159
             5,712              117,467              4,070            284,171               1,932                  180
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
            72,602            2,213,098             55,039          3,328,135              28,646            1,255,339
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           (72,602)            (669,137)           (55,039)          (952,059)            (28,646)           2,541,074
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           112,646                   --                 --                 --                  --                   --
           225,498           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
           338,144           (3,461,170)            63,933         17,811,837             134,170              696,588
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (449,435)         (11,812,952)          (240,079)       (22,062,746)           (225,771)           3,169,218
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
          (111,291)         (15,274,122)          (176,146)        (4,250,909)            (91,601)           3,865,806
--------------------- -------------------- ------------------ ------------------ ------------------- -----------------
        $ (183,893)       $ (15,943,259)        $ (231,185)      $ (5,202,968)         $ (120,247)         $ 6,406,880
===================== ==================== ================== ================== =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MSF BLACKROCK    MSF BLACKROCK BOND MSF BLACKROCK   MSF BLACKROCK
                                           AGGRESSIVE GROWTH                INCOME   DIVERSIFIED LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------------- ------------------ ------------- ------------------
INVESTMENT INCOME:
     Dividends                                     $ 226,334          $ 10,798,473   $ 6,274,430       $ 156,852
                                           -------------------- ------------------ ------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                    1,397,741             3,929,298     3,200,786         288,633
     Administrative charges                          137,623               296,668        17,092          23,254
                                           -------------------- ------------------ ------------- ------------------
        Total expenses                             1,535,364             4,225,966     3,217,878         311,887
                                           -------------------- ------------------ ------------- ------------------
           Net investment income (loss)           (1,309,030)            6,572,507     3,056,552        (155,035)
                                           -------------------- ------------------ ------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                          --                    --            --              --
     Realized gains (losses) on sale of
        investments                                2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
           Net realized gains (losses)             2,960,580             3,223,707     2,895,874        (366,570)
                                           -------------------- ------------------ ------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (5,755,682)            2,893,526       729,222         628,393
                                           -------------------- ------------------ ------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments             (2,795,102)            6,117,233     3,625,096         261,823
                                           -------------------- ------------------ ------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,104,132)         $ 12,689,740   $ 6,681,648       $ 106,788
                                           ==================== ================== ============= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK
LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE                           MSF LOOMIS SAYLES
          GROWTH     MONEY MARKET                VALUE         LEADERS    MSF JENNISON GROWTH       SMALL CAP CORE
      SUBACCOUNT       SUBACCOUNT           SUBACCOUNT      SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       $ 460,522             $ --            $ 466,799       $ 936,209               $ 54,619                 $ --
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,155,170        6,187,981            1,608,673       1,311,739                712,048               20,184
         268,877          506,806              129,213         109,043                 75,520                1,651
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
       3,424,047        6,694,787            1,737,886       1,420,782                787,568               21,835
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      (2,963,525)      (6,694,787)          (1,271,087)       (484,573)              (732,949)             (21,835)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
              --               --                   --              --                     --                   --
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
      16,005,349               --           (2,164,272)     (6,975,856)             1,060,119               49,522
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (37,628,458)              --          (10,373,169)        893,660               (562,643)            (140,818)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
     (21,623,109)              --          (12,537,441)     (6,082,196)               497,476              (91,296)
------------------- ---------------- -------------------- --------------- ---------------------- --------------------
   $ (24,586,634)    $ (6,694,787)       $ (13,808,528)   $ (6,566,769)            $ (235,473)          $ (113,131)
=================== ================ ==================== =============== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                              MSF
                                                                  MET/DIMENSIONAL     MSF METLIFE            MSF METLIFE
                                           MSF MET/ARTISAN    INTERNATIONAL SMALL    CONSERVATIVE        CONSERVATIVE TO
                                             MID CAP VALUE                COMPANY      ALLOCATION    MODERATE ALLOCATION
                                                SUBACCOUNT             SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                           ------------------ ---------------------- --------------- ----------------------
INVESTMENT INCOME:
     Dividends                                    $ 16,518                $ 2,293       $ 935,773            $ 1,849,058
                                           ------------------ ---------------------- --------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                     32,988                  2,211         584,278              1,150,790
     Administrative charges                          3,183                    173          37,087                 29,711
                                           ------------------ ---------------------- --------------- ----------------------
        Total expenses                              36,171                  2,384         621,365              1,180,501
                                           ------------------ ---------------------- --------------- ----------------------
           Net investment income (loss)            (19,653)                   (91)        314,408                668,557
                                           ------------------ ---------------------- --------------- ----------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                        --                  4,373              --                     --
     Realized gains (losses) on sale of
        investments                                 61,646                    554       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
           Net realized gains (losses)              61,646                  4,927       1,098,459                876,080
                                           ------------------ ---------------------- --------------- ----------------------
     Change in unrealized gains (losses)
        on investments                              63,620                (29,384)       (799,840)            (1,745,916)
                                           ------------------ ---------------------- --------------- ----------------------
     Net realized and change in unrealized
        gains (losses) on investments              125,266                (24,457)        298,619               (869,836)
                                           ------------------ ---------------------- --------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 105,613              $ (24,548)      $ 613,027             $ (201,279)
                                           ================== ====================== =============== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                    MSF METLIFE
MSF METLIFE MID            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK    MSF MFS TOTAL
CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX           RETURN    MSF MFS VALUE
     SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       $ 75,470            $ 6,394,896              $ 4,904,659         $ 12,575,089     $ 14,627,309      $ 1,120,686
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,187,789                4,203,262           14,001,330        7,796,197        1,059,913
             --                 62,371                   28,848              518,229          626,740           62,232
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        100,957              5,250,160                4,232,110           14,519,559        8,422,937        1,122,145
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        (25,487)             1,144,736                  672,549           (1,944,470)       6,204,372           (1,459)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        346,449                     --                       --            4,771,288               --               --
        146,396               (688,451)              (2,900,887)          14,013,565       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
        492,845               (688,451)              (2,900,887)          18,784,853       (9,694,633)        (468,161)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (746,319)           (10,874,963)             (14,403,833)         (16,373,680)       7,839,003           88,961
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
       (253,474)           (11,563,414)             (17,304,720)           2,411,173       (1,855,630)        (379,200)
------------------ ---------------------- ------------------------ -------------------- ---------------- ----------------
     $ (278,961)         $ (10,418,678)           $ (16,632,171)           $ 466,703      $ 4,348,742       $ (380,659)
================== ====================== ======================== ==================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MSF NEUBERGER
                                           MSF MORGAN STANLEY     MSF NEUBERGER    BERMAN MID CAP    MSF OPPENHEIMER
                                                   EAFE INDEX    BERMAN GENESIS             VALUE      GLOBAL EQUITY
                                                   SUBACCOUNT    SUBACCOUNT (a)        SUBACCOUNT         SUBACCOUNT
                                           --------------------- ----------------- ----------------- ------------------
INVESTMENT INCOME:
     Dividends                                    $ 1,673,086              $ --         $ 137,333        $ 6,761,683
                                           --------------------- ----------------- ----------------- ------------------
EXPENSES:
     Mortality and expense risk
        charges                                       772,468                71           260,493          4,864,739
     Administrative charges                             1,845                 5            25,400            168,814
                                           --------------------- ----------------- ----------------- ------------------
        Total expenses                                774,313                76           285,893          5,033,553
                                           --------------------- ----------------- ----------------- ------------------
           Net investment income (loss)               898,773               (76)         (148,560)         1,728,130
                                           --------------------- ----------------- ----------------- ------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                           --                --                --                 --
     Realized gains (losses) on sale of
        investments                                (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
           Net realized gains (losses)             (3,563,858)                2          (494,354)        (1,033,597)
                                           --------------------- ----------------- ----------------- ------------------
     Change in unrealized gains (losses)
        on investments                             (6,334,332)              335          (663,081)       (32,567,930)
                                           --------------------- ----------------- ----------------- ------------------
     Net realized and change in unrealized
        gains (losses) on investments              (9,898,190)              337        (1,157,435)       (33,601,527)
                                           --------------------- ----------------- ----------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (8,999,417)            $ 261      $ (1,305,995)     $ (31,873,397)
                                           ===================== ================= ================= ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF WESTERN ASSET    MSF WESTERN ASSET
MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    MANAGEMENT STRATEGIC      MANAGEMENT U.S. PIONEER VCT CULLEN
           INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      BOND OPPORTUNITIES           GOVERNMENT              VALUE
      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
     $ 1,110,731                 $ --                 $ --               $ 405,409          $ 2,473,015           $ 92,068
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,223,284              650,619            1,395,787                 701,698            2,044,445            216,752
           5,723               55,442               60,247                  66,105              151,332             18,814
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
       1,229,007              706,061            1,456,034                 767,803            2,195,777            235,566
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (118,276)            (706,061)          (1,456,034)               (362,394)             277,238           (143,498)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
              --                   --                   --                      --            5,675,771                 --
        (447,044)           1,286,583            4,434,771                 283,149              436,391            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
        (447,044)           1,286,583            4,434,771                 283,149            6,112,162            (14,098)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (4,743,400)          (1,668,794)          (2,841,905)              1,196,855               69,362           (528,798)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
      (5,190,444)            (382,211)           1,592,866               1,480,004            6,181,524           (542,896)
------------------- -------------------- -------------------- ----------------------- ----------------- ---------------------
    $ (5,308,720)        $ (1,088,272)           $ 136,832             $ 1,117,610          $ 6,458,762         $ (686,394)
=================== ==================== ==================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                        PIONEER VCT          PIONEER VCT
                                                PIONEER VCT    PIONEER VCT EQUITY          IBBOTSON    IBBOTSON MODERATE
                                           EMERGING MARKETS                INCOME GROWTH ALLOCATION           ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                           ------------------- ------------------ -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                         $ --             $ 409,410       $ 4,637,174          $ 3,221,070
                                           ------------------- ------------------ -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                     377,407               353,969         4,974,401            2,608,109
     Administrative charges                          31,239                30,779           353,325              191,372
                                           ------------------- ------------------ -------------------- --------------------
        Total expenses                              408,646               384,748         5,327,726            2,799,481
                                           ------------------- ------------------ -------------------- --------------------
           Net investment income (loss)            (408,646)               24,662          (690,552)             421,589
                                           ------------------- ------------------ -------------------- --------------------
NET REALIZED AND CHANGE IN UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
     Realized gain distributions                         --                    --                --                   --
     Realized gains (losses) on sale of
        investments                                 557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
           Net realized gains (losses)              557,400               100,032        (1,693,718)            (213,468)
                                           ------------------- ------------------ -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                           (5,700,836)              675,856       (10,426,952)          (5,383,568)
                                           ------------------- ------------------ -------------------- --------------------
     Net realized and change in unrealized
        gains (losses) on investments            (5,143,436)              775,888       (12,120,670)          (5,597,036)
                                           ------------------- ------------------ -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (5,552,082)            $ 800,550     $ (12,811,222)        $ (5,175,447)
                                           =================== ================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  PIONEER VCT    PIONEER VCT REAL                                           WELLS FARGO VT
MID CAP VALUE       ESTATE SHARES    UIF GROWTH    UIF U.S. REAL ESTATE    SMALL CAP VALUE
   SUBACCOUNT          SUBACCOUNT    SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
---------------- ------------------- ------------- ----------------------- ------------------
    $ 250,662           $ 318,967       $ 9,687               $ 158,383           $ 23,746
---------------- ------------------- ------------- ----------------------- ------------------
      620,454             257,343       140,098                 277,040             44,638
       58,004              21,796        13,072                  28,203              2,692
---------------- ------------------- ------------- ----------------------- ------------------
      678,458             279,139       153,170                 305,243             47,330
---------------- ------------------- ------------- ----------------------- ------------------
     (427,796)             39,828      (143,483)               (146,860)           (23,584)
---------------- ------------------- ------------- ----------------------- ------------------
           --                  --            --                      --                 --
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
   (1,947,923)           (403,653)      804,566                (886,865)           (43,636)
---------------- ------------------- ------------- ----------------------- ------------------
     (337,519)          1,458,143      (933,812)              1,898,263           (243,647)
---------------- ------------------- ------------- ----------------------- ------------------
   (2,285,442)          1,054,490      (129,246)              1,011,398           (287,283)
---------------- ------------------- ------------- ----------------------- ------------------
 $ (2,713,238)        $ 1,094,318    $ (272,729)              $ 864,538         $ (310,867)
================ =================== ============= ======================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                    ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH            AMERICAN FUNDS BOND
                                                     SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------- ---------------------------- ------------------------------
                                          2011           2010          2011           2010            2011          2010
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (73,389)  $    (67,943)   $  (15,741)   $     3,609    $     161,506     $  158,601
  Net realized gains (losses)            193,092        178,608        75,815         16,193          246,811        148,859
  Change in unrealized gains
     (losses) on investments            (296,244)       280,529      (338,252)       187,540           27,858        103,505
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (176,541)       391,194      (278,178)       207,342          436,175        410,965
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 16,127          4,408            --         21,300          120,737         55,955
  Net transfers (including fixed
     account)                            552,353       (357,444)        5,973       (197,737)       3,600,871      3,754,129
  Contract charges                        (1,004)        (1,050)         (459)          (580)          (3,590)        (2,964)
  Transfers for contract benefits
     and terminations                   (239,995)      (381,953)     (324,960)       (78,995)      (3,631,978)    (1,773,948)
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        327,481       (736,039)     (319,446)      (256,012)          86,040      2,033,172
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
     Net increase (decrease)
       in net assets                     150,940       (344,845)     (597,624)       (48,670)         522,215      2,444,137
NET ASSETS:
  Beginning of period                  3,755,704      4,100,549     1,471,499      1,520,169       10,629,167      8,185,030
                                   ---------------- -------------- ------------- -------------- ---------------- -------------
  End of period                      $ 3,906,644    $ 3,755,704    $  873,875    $ 1,471,499    $  11,151,382    $10,629,167
                                   ================ ============== ============= ============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                         AMERICAN FUNDS GLOBAL
  AMERICAN FUNDS GLOBAL GROWTH            SMALL CAPITALIZATION             AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                    SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------ --------------------------------- -------------------------------
      2011             2010           2011            2010             2011             2010             2011             2010
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
   $ (892,743)      $ (553,855)     $ (10,127)       $ 12,756     $ (4,530,045)    $ (4,409,605)    $ (1,164,577)    $ (1,337,358)
    5,786,510        1,589,140        384,459         135,530        4,713,524       (7,054,805)        (439,387)      (6,247,668)
  (22,994,961)      16,984,169     (1,772,730)      1,093,615      (20,479,662)      74,184,062       (9,204,681)      38,539,941
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (18,101,194)      18,019,454     (1,398,398)      1,241,901      (20,296,183)      62,719,652      (10,808,645)      30,954,915
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
    2,488,454        2,967,600         68,514         124,190        3,620,149        4,821,057        2,612,073        2,328,241
   (6,962,762)        (945,643)       (89,951)      2,229,718      (18,936,371)      (5,045,713)     (16,509,591)      (5,916,364)
      (38,871)         (47,313)        (2,728)         (2,667)         (86,261)        (101,298)         (70,958)         (84,979)
  (35,568,928)     (25,903,531)    (2,643,001)       (631,687)     (69,322,958)     (55,421,309)     (58,533,397)     (45,318,500)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (40,082,107)     (23,928,887)    (2,667,166)      1,719,554      (84,725,441)     (55,747,263)     (72,501,873)     (48,991,602)
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
  (58,183,301)      (5,909,433)    (4,065,564)      2,961,455     (105,021,624)       6,972,389      (83,310,518)     (18,036,687)
  206,239,786      212,149,219      7,972,844       5,011,389      428,158,662      421,186,273      358,904,564      376,941,251
---------------- ---------------- -------------- --------------- ---------------- ---------------- ---------------- --------------
$ 148,056,485    $ 206,239,786    $ 3,907,280     $ 7,972,844    $ 323,137,038    $ 428,158,662    $ 275,594,046    $ 358,904,564
================ ================ ============== =============== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                        DREYFUS SOCIALLY RESPONSIBLE
                                     DELAWARE VIP SMALL CAP VALUE                             GROWTH          DWS I CAPITAL GROWTH
                                                       SUBACCOUNT                         SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------- ----------------- -----------------------------
                                             2011            2010          2011              2010            2011          2010
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (44,043)  $    (130,980)  $    (7,782)   $       (7,384)   $   (176,161)   $  (135,094)
  Net realized gains (losses)           3,767,699         451,019        10,035            16,694         181,678        104,944
  Change in unrealized gains
     (losses) on investments           (3,161,046)      5,580,834       (13,196)           60,428        (982,632)     1,274,089
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                    562,610       5,900,873       (10,943)           69,738        (977,115)     1,243,939
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 859,953         872,920            --                --          13,452         73,503
  Net transfers (including fixed
     account)                         (10,731,317)       (481,332)       86,012           (81,587)      2,649,227       (433,247)
  Contract charges                            (58)         (1,729)         (148)             (192)         (3,799)        (3,356)
  Transfers for contract benefits
     and terminations                  (2,295,994)     (3,036,505)      (14,205)          (25,252)     (1,026,964)    (1,422,186)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,167,416)     (2,646,646)       71,659          (107,031)      1,631,916      (1,785,286)
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                  (11,604,806)      3,254,227        60,716           (37,293)        654,801        (541,347)
NET ASSETS:
  Beginning of period                  24,258,561      21,004,334       602,610           639,903       9,928,161      10,469,508
                                   ----------------- --------------- ------------- ----------------- --------------- -------------
  End of period                      $ 12,653,755    $ 24,258,561    $  663,326    $      602,610    $ 10,582,962    $  9,928,161
                                   ================= =============== ============= ================= =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

  DWS II DREMAN SMALL MID CAP                                       DWS II GOVERNMENT & AGENCY
                        VALUE          DWS II GLOBAL THEMATIC                       SECURITIES           FIDELITY VIP CONTRAFUND
                   SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
-------------------------------- ------------------------------- -------------------------------- ---------------------------------
       2011              2010           2011             2010           2011              2010             2011             2010
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 $ (122,790)       $ (108,399)     $ (66,982)       $ (61,703)     $ 109,287         $ 149,344     $ (1,842,138)    $ (1,345,055)
   (387,338)       (1,016,153)      (336,640)        (509,135)       134,232            84,828       (3,447,135)      (9,343,310)
   (248,873)        3,059,457       (180,709)       1,020,140         35,389            25,839       (4,937,022)      46,170,351
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
   (759,001)        1,934,905       (584,331)         449,302        278,908           260,011      (10,226,295)      35,481,986
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
     10,408            83,912         33,227           67,455         53,171            60,255        8,916,221        9,051,278
   (753,982)         (846,445)      (199,532)        (287,372)     1,097,662           279,407       (8,077,907)      (4,642,818)
     (2,411)           (2,872)        (1,019)          (1,198)        (1,505)           (1,723)        (102,566)        (108,165)
   (930,715)       (1,370,822)      (955,892)        (524,105)      (588,147)       (1,262,143)     (30,890,804)     (32,813,557)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (1,676,700)       (2,136,227)    (1,123,216)        (745,220)       561,181          (924,204)     (30,155,056)     (28,513,262)
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
 (2,435,701)         (201,322)    (1,707,547)        (295,918)       840,089          (664,193)     (40,381,351)       6,968,724
 10,696,706        10,898,028      4,734,517        5,030,435      5,647,349         6,311,542      264,096,436      257,127,712
-------------- ----------------- -------------- ---------------- -------------- ----------------- ---------------- ----------------
$ 8,261,005      $ 10,696,706    $ 3,026,970      $ 4,734,517    $ 6,487,438       $ 5,647,349    $ 223,715,085    $ 264,096,436
============== ================= ============== ================ ============== ================= ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   FIDELITY VIP DYNAMIC CAPITAL
                                                   APPRECIATION           FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------- -------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010            2011          2010
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (34,062)   $   (33,033)   $   2,659,389    $   1,179,009    $  1,456,696    $1,802,923
  Net realized gains (losses)             34,857        (20,001)      (2,487,608)      (9,599,328)       (572,908)     (936,703)
  Change in unrealized gains
     (losses) on investments             (96,275)       401,913         (711,393)      37,415,691        (101,925)    2,664,156
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (95,480)       348,879         (539,612)      28,995,372         781,863     3,530,376
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 37,216         76,315        7,696,093        9,274,991         493,646       672,972
  Net transfers (including fixed
     account)                             26,764        (70,924)      (6,118,085)      (6,948,273)     (1,085,003)   (1,065,600)
  Contract charges                          (440)          (329)        (191,800)        (206,359)        (23,117)      (25,380)
  Transfers for contract benefits
     and terminations                   (280,667)      (551,681)     (24,402,072)     (33,839,062)     (3,055,688)   (5,779,988)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (217,127)      (546,619)     (23,015,864)     (31,718,703)     (3,670,162)   (6,197,996)
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                    (312,607)      (197,740)     (23,555,476)      (2,723,331)     (2,888,299)   (2,667,620)
NET ASSETS:
  Beginning of period                  2,381,228      2,578,968      237,379,610      240,102,941      28,813,104    31,480,724
                                   ---------------- -------------- ---------------- ---------------- -------------- -------------
  End of period                     $  2,068,621    $ 2,381,228    $ 213,824,134    $ 237,379,610    $ 25,924,805   $28,813,104
                                   ================ ============== ================ ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                          FTVIPT FRANKLIN INCOME          FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
          FIDELITY VIP MID CAP                        SECURITIES            DIVIDENDS SECURITIES                GROWTH SECURITIES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- --------------------------------
         2011             2010            2011              2010            2011            2010            2011             2010
---------------- ---------------- ---------------     ------------- --------------- --------------- --------------- ----------------
 $ (4,577,424)    $ (4,341,387)    $ 1,858,033       $ 2,074,598       $ (92,642)      $ (75,452)     $ (738,025)      $ (767,521)
    6,541,449        1,199,869         561,856          (489,543)        509,046         (31,739)      1,758,379         (262,490)
  (40,829,193)      78,337,317      (2,039,182)        3,049,873         492,548       3,803,693      (3,391,329)      10,869,222
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (38,865,168)      75,195,799         380,707         4,634,928         908,952       3,696,502      (2,370,975)       9,839,211
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
   12,531,076       12,046,193         227,117           110,583          86,719          51,957         328,562          410,085
   (7,742,416)      (1,759,264)      2,134,661         9,575,080       1,243,437          75,355      (2,281,320)      (2,495,182)
     (123,455)        (136,971)         (8,310)           (8,693)         (7,961)         (8,410)        (15,286)         (16,997)
  (45,265,492)     (37,193,377)    (12,982,341)       (7,410,756)     (3,285,346)     (2,181,030)     (6,873,511)      (5,680,195)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (40,600,287)     (27,043,419)    (10,628,873)        2,266,214      (1,963,151)     (2,062,128)     (8,841,555)      (7,782,289)
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
  (79,465,455)      48,152,380     (10,248,166)        6,901,142      (1,054,199)      1,634,374     (11,212,530)       2,056,922
  346,905,399      298,753,019      48,715,164        41,814,022      23,199,262      21,564,888      46,170,327       44,113,405
---------------- ---------------- --------------- --- ------------- --------------- --------------- --------------- ----------------
$ 267,439,944    $ 346,905,399    $ 38,466,998      $ 48,715,164    $ 22,145,063    $ 23,199,262    $ 34,957,797     $ 46,170,327
================ ================ =============== ================= =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                       FTVIPT TEMPLETON DEVELOPING       FTVIPT TEMPLETON FOREIGN
                                   FTVIPT MUTUAL SHARES SECURITIES              MARKETS SECURITIES                     SECURITIES
                                                        SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ---------------------------------- ------------------------------- ------------------------------
                                          2011             2010            2011            2010            2011            2010
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $   208,025    $     (52,010)   $    (65,242)   $    119,566     $   (86,068)   $     116,444
  Net realized gains (losses)            (697,265)      (1,236,788)         12,802        (589,746)        898,333       (1,627,120)
  Change in unrealized gains
     (losses) on investments             (432,198)       5,408,439      (5,395,367)      5,062,261     (14,200,122)       9,126,821
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (921,438)       4,119,641      (5,447,807)      4,592,081     (13,387,857)       7,616,145
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 102,557          197,889       1,787,892       1,862,750       1,691,780        1,977,952
  Net transfers (including fixed
     account)                          (1,285,384)        (797,152)     (2,027,823)       (961,536)     (5,748,550)      (2,529,871)
  Contract charges                        (15,138)         (18,697)        (17,300)        (18,524)        (29,500)         (35,176)
  Transfers for contract benefits
     and terminations                 (11,663,683)      (6,736,973)     (2,708,122)     (2,619,177)    (20,507,747)     (17,443,287)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (12,861,648)      (7,354,933)     (2,965,353)     (1,736,487)    (24,594,017)     (18,030,382)
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  (13,783,086)      (3,235,292)     (8,413,160)      2,855,594     (37,981,874)     (10,414,237)
NET ASSETS:
  Beginning of period                  46,886,371       50,121,663      34,095,115      31,239,521     133,825,834      144,240,071
                                   ----------------- ---------------- --------------- --------------- --------------- --------------
  End of period                    $   33,103,285    $  46,886,371    $ 25,681,955    $ 34,095,115    $ 95,843,960    $ 133,825,834
                                   ================= ================ =============== =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                INVESCO V.I.
                                  GOVERNMENT
INVESCO V.I. DIVIDEND GROWTH      SECURITIES      INVESCO V.I. S&P 500 INDEX     INVESCO V.I. UTILITIES FUND
                  SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
------------------------------- --------------- ------------------------------- -------------------------------
       2011             2010         2011 (a)          2011             2010           2011             2010
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
  $ (11,070)       $ (12,149)     $ (280,650)     $ (17,436)       $ (25,000)      $ 28,915         $ 41,804
     17,439          (10,784)        279,430        210,784          (14,696)       (33,637)        (145,542)
    (45,194)         182,488       1,275,198       (334,887)         857,398        316,207          196,988
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
    (38,825)         159,555       1,273,978       (141,539)         817,702        311,485           93,250
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
          5           10,000          16,164             --           60,311          2,326            5,440
    (77,150)         (39,550)     24,854,553     (3,193,636)        (208,025)       188,313          (79,196)
       (167)            (224)         (3,984)          (765)            (932)          (726)            (796)
   (357,820)        (379,840)     (5,263,451)      (898,702)        (356,458)      (475,159)        (394,411)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (435,132)        (409,614)     19,603,282     (4,093,103)        (505,104)      (285,246)        (468,963)
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
   (473,957)        (250,059)     20,877,260     (4,234,642)         312,598         26,239         (375,713)
  2,026,368        2,276,427              --      7,379,716        7,067,118      2,340,520        2,716,233
-------------- ---------------- --------------- -------------- ---------------- -------------- ----------------
$ 1,552,411      $ 2,026,368    $ 20,877,260    $ 3,145,074      $ 7,379,716    $ 2,366,759      $ 2,340,520
============== ================ =============== ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                     INVESCO V.I.
                                          INVESCO V.I. VAN KAMPEN      VAN KAMPEN         INVESCO V.I. VAN KAMPEN
                                                   CAPITAL GROWTH        COMSTOCK               EQUITY AND INCOME
                                                       SUBACCOUNT      SUBACCOUNT                      SUBACCOUNT
                                   --------------------------------- --------------- -------------------------------
                                          2011            2010           2011 (a)          2011           2010
                                   ----------------- --------------- --------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $     (236,887)   $   (271,143)   $    (96,993)   $     269,369    $     490,211
  Net realized gains (losses)             898,553         301,473        (114,472)       3,304,871          279,311
  Change in unrealized gains
     (losses) on investments           (1,481,583)      2,322,098        (920,262)      (6,928,875)      12,898,906
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (819,917)      2,352,428      (1,131,727)      (3,354,635)      13,668,428
                                   ----------------- --------------- --------------- ---------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   3,459           4,917               1          622,341          634,758
  Net transfers (including fixed
     account)                            (353,803)       (710,156)      9,987,817       (3,604,380)         315,946
  Contract charges                         (3,941)         (4,588)         (1,981)         (42,256)         (50,156)
  Transfers for contract benefits
     and terminations                  (2,542,135)     (2,221,200)       (811,567)     (35,142,469)     (17,253,123)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,896,420)     (2,931,027)      9,174,270      (38,166,764)     (16,352,575)
                                   ----------------- --------------- --------------- ---------------- --------------
     Net increase (decrease)
       in net assets                   (3,716,337)       (578,599)      8,042,543      (41,521,399)      (2,684,147)
NET ASSETS:
  Beginning of period                  15,074,925      15,653,524              --      145,446,901      148,131,048
                                   ----------------- --------------- --------------- ---------------- --------------
  End of period                    $   11,358,588    $ 15,074,925    $  8,042,543    $ 103,925,502    $ 145,446,901
                                   ================= =============== =============== ================ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

      INVESCO V.I. VAN KAMPEN
            GROWTH AND INCOME          JANUS ASPEN ENTERPRISE            JANUS ASPEN OVERSEAS         JANUS ASPEN WORLDWIDE
                   SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011             2010            2011            2010            2011            2010         2011             2010
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  $ (768,352)    $ (2,043,580)     $ (238,761)     $ (254,074)     $ (686,826)     $ (642,053)   $     (902)        $ (1,282)
   2,595,490         (395,317)      1,018,681         258,482       2,169,526       1,861,041        16,054            1,309
  (5,959,759)      14,938,113      (1,209,794)      3,508,107     (29,566,214)     16,334,161      (150,745)         148,399
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
  (4,132,621)      12,499,216        (429,874)      3,512,515     (28,083,514)     17,553,149      (135,593)         148,426
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
     324,740          396,616         305,103         278,120       3,980,041       4,585,655        79,663          113,232
  (4,750,984)      (1,862,736)       (768,032)       (621,135)     (5,295,000)     (1,781,746)      (52,705)           1,668
     (48,374)         (60,861)         (3,709)         (4,402)        (43,630)        (54,064)          (13)             (27)
 (26,963,743)     (21,817,902)     (3,016,876)     (2,734,299)     (8,314,131)     (8,224,948)     (166,824)        (271,965)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (31,438,361)     (23,344,883)     (3,483,514)     (3,081,716)     (9,672,720)     (5,475,103)     (139,879)        (157,092)
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
 (35,570,982)     (10,845,667)     (3,913,388)        430,799     (37,756,234)     12,078,046      (275,472)          (8,666)
 130,864,665      141,710,332      17,466,737      17,035,938      91,389,889      79,311,843     1,072,638        1,081,304
--------------- ---------------- --------------- --------------- --------------- --------------- ------------ ----------------
$ 95,293,683    $ 130,864,665    $ 13,553,349    $ 17,466,737    $ 53,633,655    $ 91,389,889    $  797,166     $  1,072,638
=============== ================ =============== =============== =============== =============== ============ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                        LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                                  AGGRESSIVE GROWTH                     APPRECIATION         EQUITY INCOME BUILDER
                                                         SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011             2010           2011           2010
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)     $    (6,528,490) $   (6,928,070)  $     (575,412)  $    (334,010)  $   1,917,977  $  2,352,892
  Net realized gains (losses)           29,837,439       6,702,148        5,284,146      (3,121,686)     (7,975,402)   (7,969,898)
  Change in unrealized gains
     (losses) on investments           (15,938,881)     98,338,740         (460,520)     47,745,051      11,691,431    17,833,567
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
        from operations                   7,370,068     98,112,818        4,248,214      44,289,355       5,634,006    12,216,561
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                4,001,388       4,376,295        2,353,479       2,519,840         510,457       548,275
  Net transfers (including fixed
     account)                          (21,773,662)    (23,295,488)     (14,061,686)     (5,316,150)     29,027,359    (2,773,703)
  Contract charges                        (287,914)       (333,658)        (254,296)       (305,519)        (61,858)      (43,461)
  Transfers for contract benefits
     and terminations                  (94,403,126)    (67,160,753)     (87,046,432)    (64,837,341)    (30,054,870)  (16,535,047)
                                   ---------------- ---------------- --------------- --------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (112,463,314)    (86,413,604)     (99,008,935)    (67,939,170)       (578,912)  (18,803,936)
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
     Net increase (decrease)
       in net assets                  (105,093,246)     11,699,214      (94,760,721)    (23,649,815)      5,055,094    (6,587,375)
NET ASSETS:
  Beginning of period                  497,935,929     486,236,715      439,981,790     463,631,605     130,583,106   137,170,481
                                   ---------------- ---------------- --------------- ---------------- -------------- -------------
  End of period                    $   392,842,683  $  497,935,929   $  345,221,069   $ 439,981,790    $135,638,200  $130,583,106
                                   ================ ================ =============== ================ ============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET CLEARBRIDGE VARIABLE      LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
     FUNDAMENTAL ALL CAP VALUE                 LARGE CAP GROWTH                   LARGE CAP VALUE                    MID CAP CORE
                    SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
--------------------------------- -------------------------------- --------------------------------- -------------------------------
         2011             2010            2011             2010             2011             2010            2011            2010
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 $ (1,295,681)       $ 377,499    $ (1,358,486)    $ (1,910,433)     $ 1,008,601      $ 2,307,149      $ (889,563)   $ (1,008,291)
   (2,424,527)     (11,642,764)      3,861,207        1,335,252       (3,263,606)      (7,356,198)      1,201,339      (1,361,702)
  (27,146,877)      74,789,279      (4,786,309)       9,765,605        7,717,041       16,477,195      (2,733,518)     13,365,732
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (30,867,085)      63,524,014      (2,283,588)       9,190,424        5,462,036       11,428,146      (2,421,742)     10,995,739
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
    3,535,545        4,198,098         748,149        1,002,807        1,097,993        1,545,647         130,996         153,503
   (8,099,229)     (14,791,603)     (3,105,994)      (4,356,786)      (4,309,355)      (4,028,645)     (2,693,828)     (2,625,336)
     (206,637)        (250,114)        (45,515)         (53,388)         (84,125)         (98,153)        (21,823)        (28,181)
  (87,706,979)     (69,064,385)    (20,471,397)     (18,730,342)     (24,818,658)     (24,793,828)    (13,744,841)    (10,185,291)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
  (92,477,300)     (79,908,004)    (22,874,757)     (22,137,709)     (28,114,145)     (27,374,979)    (16,329,496)    (12,685,305)
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
 (123,344,385)     (16,383,990)    (25,158,345)     (12,947,285)     (22,652,109)     (15,946,833)    (18,751,238)     (1,689,566)
  478,128,074      494,512,064     124,995,190      137,942,475      156,733,252      172,680,085      61,152,307      62,841,873
---------------- ---------------- --------------- ---------------- ---------------- ---------------- --------------- ---------------
$ 354,783,689    $ 478,128,074    $ 99,836,845    $ 124,995,190    $ 134,081,143    $ 156,733,252    $ 42,401,069    $ 61,152,307
================ ================ =============== ================ ================ ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           LMPVET CLEARBRIDGE VARIABLE     LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                                      SMALL CAP GROWTH     VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------------- ------------------------------- ----------------------------
                                              2011             2010            2011            2010            2011           2010
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,070,566)   $  (1,101,010)   $   (137,805)   $    (12,987)   $    783,541    $  1,397,959
  Net realized gains (losses)            3,639,657         (608,442)        291,982        (536,891)        651,161        (901,195)
  Change in unrealized gains
     (losses) on investments            (2,303,613)      15,605,574        (766,908)      5,831,936      (1,482,053)     11,231,101
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                     265,478       13,896,122        (612,731)      5,282,058         (47,351)     11,727,865
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  829,628          894,313       1,020,601       1,365,670         336,719         238,219
  Net transfers (including fixed
     account)                             (630,880)      (2,245,630)     (1,000,640)     (1,562,165)       (104,821)       (394,464)
  Contract charges                         (24,623)         (27,674)        (43,121)        (46,701)        (52,106)        (63,118)
  Transfers for contract benefits
     and terminations                  (12,468,979)      (9,501,235)     (8,675,764)     (7,589,733)    (20,411,041)    (17,766,884)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (12,294,854)     (10,880,226)     (8,698,924)     (7,832,929)    (20,231,249)    (17,986,247)
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (12,029,376)       3,015,896      (9,311,655)     (2,550,871)    (20,278,600)     (6,258,382)
NET ASSETS:
  Beginning of period                   71,509,944       68,494,048      53,105,312      55,656,183      97,750,305     104,008,687
                                   ------------------ ---------------- --------------- --------------- --------------- ------------
  End of period                    $    59,480,568    $  71,509,944    $ 43,793,657    $ 53,105,312    $ 77,471,705    $ 97,750,305
                                   ================== ================ =============== =============== =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   LMPVET VARIABLE LIFESTYLE       LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE     LMPVIT WESTERN ASSET VARIABLE
              ALLOCATION 70%                  ALLOCATION 85%           GLOBAL HIGH YIELD BOND                       HIGH INCOME
                  SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- -------------------------------- ---------------------------------
        2011            2010            2011            2010            2011             2010             2011             2010
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
   $ 189,559       $ 330,323        $ (5,604)       $ 47,580       $ 704,903        $ 929,218      $ 8,354,735     $ 11,141,132
    (399,157)     (1,479,910)       (417,220)     (1,085,412)        (65,788)        (121,557)      (4,102,865)      (4,651,900)
    (543,178)      7,924,246        (581,634)      5,281,628        (609,805)         942,982       (2,567,605)      13,775,758
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
    (752,776)      6,774,659      (1,004,458)      4,243,796          29,310        1,750,643        1,684,265       20,264,990
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
     242,607         263,650         157,469         211,257           2,164           11,095          270,029          474,062
    (315,827)       (319,430)       (232,166)       (255,067)        (24,319)         390,681       (2,507,937)      (4,148,966)
     (48,215)        (57,782)        (36,441)        (43,759)         (1,977)          (2,352)         (46,114)         (57,339)
 (10,790,019)     (8,594,849)     (5,105,423)     (4,666,357)     (2,643,621)      (2,862,068)     (30,203,089)     (23,000,102)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (10,911,454)     (8,708,411)     (5,216,561)     (4,753,926)     (2,667,753)      (2,462,644)     (32,487,111)     (26,732,345)
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
 (11,664,230)     (1,933,752)     (6,221,019)       (510,130)     (2,638,443)        (712,001)     (30,802,846)      (6,467,355)
  55,155,290      57,089,042      33,646,055      34,156,185      14,183,211       14,895,212      144,770,864      151,238,219
--------------- --------------- --------------- --------------- --------------- ---------------- ---------------- ----------------
$ 43,491,060    $ 55,155,290    $ 27,425,036    $ 33,646,055    $ 11,544,768     $ 14,183,211    $ 113,968,018    $ 144,770,864
=============== =============== =============== =============== =============== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                   MIST AMERICAN FUNDS BALANCED    MIST AMERICAN FUNDS GROWTH    MIST AMERICAN FUNDS MODERATE
                                                     ALLOCATION                    ALLOCATION                      ALLOCATION
                                                     SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------- ----------------------------- ------------------------------
                                            2011           2010           2011           2010           2011             2010
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $      15,187    $        71    $     8,703    $    (3,505)   $     9,697    $       5,359
  Net realized gains (losses)             88,650         25,946         70,376          8,068         24,779            9,709
  Change in unrealized gains
     (losses) on investments            (158,223)       154,922       (198,256)       185,024        (44,519)          78,407
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (54,386)       180,939       (119,177)       189,587        (10,043)          93,475
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                447,832        367,631        479,768        569,143        371,069          464,242
  Net transfers (including fixed
     account)                            242,372      1,052,767        (41,373)     1,031,506            840          301,312
  Contract charges                           (73)           (69)           (19)           (14)          (140)             (90)
  Transfers for contract benefits
     and terminations                 (1,077,219)      (311,891)    (1,096,245)      (309,164)      (232,823)        (266,172)
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (387,088)     1,108,438       (657,869)     1,291,471        138,946          499,292
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                    (441,474)     1,289,377       (777,046)     1,481,058        128,903          592,767
NET ASSETS:
  Beginning of period                  2,255,436        966,059      2,214,066        733,008      1,220,961          628,194
                                   ---------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $   1,813,962    $ 2,255,436    $ 1,437,020    $ 2,214,066    $ 1,349,864    $   1,220,961
                                   ================ ============== ============== ============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MIST BATTERYMARCH GROWTH AND
                          INCOME        MIST BLACKROCK HIGH YIELD   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE
                      SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------ -------------------------------  --------------------------------
       2011             2010            2011             2010           2011             2010            2011               2010
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    $ 888,220        $ 660,981     $ 7,769,514      $ 5,239,599     $ (286,746)      $ (178,625)    $ 2,069,469        $ 5,638,516
   (6,830,282)     (10,240,101)      1,972,832          901,510     (1,811,495)      (3,506,436)     (6,209,887)        (8,036,890)
    6,658,661       39,348,882      (8,138,446)      10,530,966      1,772,980        9,129,288      (1,177,992)        13,628,349
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
      716,599       29,769,762       1,603,900       16,672,075       (325,261)       5,444,227      (5,318,410)        11,229,975
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
    3,230,662        3,929,658       2,433,464        2,877,045        335,464          375,376       2,035,180          2,153,434
   (6,467,907)      (4,140,078)       (513,689)      43,310,938       (299,826)         418,365      (2,466,083)           523,474
     (226,917)        (205,869)        (56,352)         (61,010)       (41,177)         (47,566)        (32,498)           (35,012)
  (23,534,572)     (24,370,710)    (21,000,450)     (18,444,043)    (8,568,739)      (7,823,994)    (11,181,915)       (11,668,216)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,998,734)     (24,786,999)    (19,137,027)      27,682,930     (8,574,278)      (7,077,819)    (11,645,316)        (9,026,320)
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
  (26,282,135)       4,982,763     (17,533,127)      44,355,005     (8,899,539)      (1,633,592)    (16,963,726)         2,203,655
  266,748,724      261,765,961     150,232,781      105,877,776     54,941,051       56,574,643      86,851,730         84,648,075
----------------   ------------- ---------------- --------------- --------------- ---------------- --------------- ----------------
$ 240,466,589    $ 266,748,724   $ 132,699,654    $ 150,232,781   $ 46,041,512     $ 54,941,051    $ 69,888,004       $ 86,851,730
================   ============= ================ =============== =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                              MIST HARRIS OAKMARK
                                      MIST DREMAN SMALL CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                       SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------- -------------------------------- ------------------------------
                                             2011            2010            2011            2010            2011             2010
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $       21,238   $    (115,184)  $  (1,262,468)  $     397,129    $   (242,404)  $     (198,696)
  Net realized gains (losses)             554,169         312,797      (2,163,527)     (4,180,346)        628,670            7,435
  Change in unrealized gains
     (losses) on investments           (2,311,385)      2,143,925      (8,551,550)     15,582,634        (841,194)       2,462,245
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,735,978)      2,341,538     (11,977,545)     11,799,417        (454,928)       2,270,984
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 368,233         405,792       1,183,060       1,183,833         190,130          236,824
  Net transfers (including fixed
     account)                            (250,753)      1,475,432      (2,224,130)      3,722,593       1,697,055        4,174,371
  Contract charges                         (4,019)         (4,229)        (19,939)        (23,467)         (3,587)          (3,394)
  Transfers for contract benefits
     and terminations                  (2,361,256)     (1,952,307)    (13,266,257)    (13,797,409)     (2,341,694)      (1,459,461)
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,247,795)        (75,312)    (14,327,266)     (8,914,450)       (458,096)       2,948,340
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                   (3,983,773)      2,266,226     (26,304,811)      2,884,967        (913,024)       5,219,324
NET ASSETS:
  Beginning of period                  15,942,525      13,676,299      89,505,876      86,620,909      13,490,846        8,271,522
                                   ----------------- -------------- ---------------- --------------- --------------- --------------
  End of period                    $   11,958,752    $ 15,942,525    $ 63,201,065    $ 89,505,876    $ 12,577,822    $  13,490,846
                                   ================= ============== ================ =============== =============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                  MIST LEGG MASON CLEARBRIDGE         MIST LOOMIS SAYLES GLOBAL
              MIST JANUS FORTY             MIST LAZARD MID CAP              AGGRESSIVE GROWTH                           MARKETS
                    SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT                        SUBACCOUNT
--------------------------------- ------------------------------- ------------------------------ ---------------------------------
         2011             2010            2011            2010           2011            2010             2011             2010
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  $ 2,911,960      $ 3,377,101      $ (470,532)     $ (313,922)     $ (35,457)       $ (1,126)     $ 2,134,420      $ 3,681,019
   (4,551,244)     (16,861,264)      1,038,406      (1,295,722)        (7,738)         19,968        1,701,587       (1,563,612)
  (41,942,954)      54,896,156      (6,270,867)     18,900,946       (234,951)           (313)      (7,312,567)      28,673,404
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (43,582,238)      41,411,993      (5,702,993)     17,291,302       (278,146)         18,529       (3,476,560)      30,790,811
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
   15,689,596       18,850,981       1,880,991       2,285,313        115,480          22,034        4,338,907        4,804,771
  (21,711,758)     (15,447,126)     (1,012,070)     (1,129,791)     3,456,495         266,593       (3,721,255)      (4,327,163)
     (423,292)        (476,293)        (41,922)        (43,961)          (406)             --         (118,081)        (124,043)
  (53,222,812)     (98,948,271)    (11,167,423)    (14,478,164)      (491,613)       (251,037)     (16,032,651)     (28,074,301)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
  (59,668,266)     (96,020,709)    (10,340,424)    (13,366,603)     3,079,956          37,590      (15,533,080)     (27,720,736)
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
 (103,250,504)     (54,608,716)    (16,043,417)      3,924,699      2,801,810          56,119      (19,009,640)       3,070,075
  563,298,004      617,906,720      94,335,966      90,411,267        194,775         138,656      169,859,208      166,789,133
---------------- ---------------- --------------- --------------- -------------- --------------- ---------------- ----------------
$ 460,047,500    $ 563,298,004    $ 78,292,549    $ 94,335,966    $ 2,996,585       $ 194,775    $ 150,849,568    $ 169,859,208
================ ================ =============== =============== ============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                            MIST LORD ABBETT BOND                                        MIST MET/EATON VANCE
                                                        DEBENTURE    MIST LORD ABBETT MID CAP VALUE             FLOATING RATE
                                                       SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                   --------------------------------- ------------------------------- -------------------------
                                          2011             2010            2011            2010           2011       2010 (b)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    3,061,826    $  3,389,576    $   (718,592)   $   (724,700)   $    (2,850)     $(3,899)
  Net realized gains (losses)           1,724,630         954,869      (2,450,156)     (5,567,525)          (931)         965
  Change in unrealized gains
     (losses) on investments           (2,623,590)      3,147,896         683,560      18,071,963        (13,103)      19,386
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations                  2,162,866       7,492,341      (2,485,188)     11,779,738        (16,884)      16,452
                                   ----------------- --------------- --------------- --------------- -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 476,893         625,765         276,401         464,080          4,531           --
  Net transfers (including fixed
     account)                            (844,181)      1,611,635      (2,902,955)     (1,771,771)     3,671,314      741,948
  Contract charges                        (18,259)        (21,004)        (10,945)        (12,756)          (101)         (43)
  Transfers for contract benefits
     and terminations                 (13,631,379)    (10,695,975)     (8,378,011)     (8,217,077)    (3,144,532)     (33,283)
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (14,016,926)     (8,479,579)    (11,015,510)     (9,537,524)       531,212      708,622
                                   ----------------- --------------- --------------- --------------- -------------- ----------
     Net increase (decrease)
       in net assets                  (11,854,060)       (987,238)    (13,500,698)      2,242,214        514,328      725,074
NET ASSETS:
  Beginning of period                  69,771,604      70,758,842      59,037,980      56,795,766        725,074           --
                                   ----------------- --------------- --------------- --------------- -------------- ----------
  End of period                    $   57,917,544    $ 69,771,604    $ 45,537,282    $ 59,037,980    $ 1,239,402    $ 725,074
                                   ================= =============== =============== =============== ============== ==========

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                   MIST METLIFE
                                                                     AGGRESSIVE
MIST MET/FRANKLIN MUTUAL SHARES       MIST MET/TEMPLETON GROWTH        STRATEGY    MIST METLIFE BALANCED STRATEGY
                     SUBACCOUNT                      SUBACCOUNT      SUBACCOUNT                        SUBACCOUNT
------------------------------- ------------------------------- --------------- ---------------------------------
     2011              2010            2011         2010 (b)        2011 (a)           2011              2010
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  $ 9,129         $ (11,060)     $ (387,755)     $ (444,404)     $ (449,536)      $ (89,409)         $ 40,623
   55,962            19,234          (8,261)       (108,183)       (708,953)        923,392           726,119
  (99,318)           43,651      (6,650,212)      2,086,882      (7,641,139)     (1,653,151)        1,822,350
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  (34,227)           51,825      (7,046,228)      1,534,295      (8,799,628)       (819,168)        2,589,092
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
       --                --          36,255          51,069       2,050,844          44,387           186,086
  301,484           242,056      27,571,445      37,694,044      59,877,668         651,718          (127,653)
      (78)              (80)        (19,482)        (10,934)        (63,619)         (6,166)           (6,799)
  (79,747)          (78,162)    (12,667,987)     (2,673,567)     (3,468,760)     (2,543,987)       (2,397,193)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  221,659           163,814      14,920,231      35,060,612      58,396,133      (1,854,048)       (2,345,559)
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
  187,432           215,639       7,874,003      36,594,907      49,596,505      (2,673,216)          243,533
  745,697           530,058      36,594,907              --              --      24,508,815        24,265,282
------------ ----------------- --------------- --------------- --------------- --------------- -----------------
$ 933,129         $ 745,697    $ 44,468,910    $ 36,594,907    $ 49,596,505    $ 21,835,599      $ 24,508,815
============ ================= =============== =============== =============== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                         MIST MFS EMERGING MARKETS
                                     MIST METLIFE GROWTH STRATEGY    MIST METLIFE MODERATE STRATEGY                         EQUITY
                                                       SUBACCOUNT                        SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                             2011            2010            2011              2010            2011           2010
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (96,968)     $  (48,971)       $(43,199)       $   76,287    $  (272,929)     $ (719,407)
  Net realized gains (losses)             884,077       1,116,501         861,190           371,000         884,647       (753,108)
  Change in unrealized gains
     (losses) on investments           (1,953,025)      1,639,449      (1,203,271)        1,067,659     (20,750,405)    21,914,501
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,165,916)      2,706,979        (385,280)        1,514,946     (20,138,687)    20,441,986
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  35,834          34,397         125,875           388,032         736,246        683,797
  Net transfers (including fixed
     account)                            (580,275)     (1,418,788)       (916,243)          862,313      (1,700,011)       804,832
  Contract charges                         (6,165)         (6,654)         (4,555)           (4,724)        (18,043)       (21,605)
  Transfers for contract benefits
     and terminations                  (1,748,243)     (2,368,445)       (941,672)         (910,419)    (18,266,654)   (14,615,915)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,298,849)     (3,759,490)     (1,736,595)          335,202     (19,248,462)   (13,148,891)
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (3,464,765)     (1,052,511)     (2,121,875)        1,850,148     (39,387,149)     7,293,095
NET ASSETS:
  Beginning of period                  22,297,948      23,350,459      16,268,189        14,418,041     113,623,154    106,330,059
                                   ----------------- --------------- --------------- ----------------- --------------- ------------
  End of period                    $   18,833,183    $ 22,297,948    $ 14,146,314       $16,268,189    $ 74,236,005    $113,623,154
                                   ================= =============== =============== ================= =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                      MIST MORGAN STANLEY MID CAP        MIST OPPENHEIMER CAPITAL   MIST PIMCO INFLATION PROTECTED
MIST MFS RESEARCH INTERNATIONAL                            GROWTH                    APPRECIATION                             BOND
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
---------------------------------- ------------------------------- -------------------------------- ------------------------------
        2011               2010            2011              2010           2011             2010            2011          2010
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  $ (340,832)          $ 20,862      $ (179,788)       $ (290,531)  $ (2,906,067)    $ (1,880,608)      $ 145,570       $ 910,990
  (3,863,221)        (6,143,246)      1,456,517           179,082     (4,551,348)     (14,461,639)      7,364,082       4,490,855
 (15,112,552)        12,019,334      (2,415,947)        4,588,606      1,085,452       39,193,512       2,785,833       1,161,769
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
 (19,316,605)         5,896,950      (1,139,218)        4,477,157     (6,371,963)      22,851,265      10,295,485       6,563,614
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
     969,181            956,246          58,613            74,419      7,832,552        9,960,991       2,185,285       2,299,177
  62,455,106         (2,373,941)     (1,131,285)       (1,963,930)   (11,469,773)     (12,052,204)     12,004,968      10,623,977
     (63,689)           (20,945)         (2,680)           (3,188)      (272,456)        (298,027)        (29,494)        (29,860)
 (16,874,713)       (10,571,750)     (2,903,439)       (2,453,671)   (30,380,903)     (47,208,645)    (19,122,773)    (14,085,206)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  46,485,885        (12,010,390)     (3,978,791)       (4,346,370)   (34,290,580)     (49,597,885)     (4,962,014)     (1,191,912)
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
  27,169,280         (6,113,440)     (5,118,009)          130,787    (40,662,543)     (26,746,620)      5,333,471       5,371,702
  71,851,431         77,964,871      18,023,005        17,892,218    324,669,577      351,416,197     110,311,164     104,939,462
--------------- ------------------ --------------- --------------- ---------------- --------------- ----------------  -------------
$ 99,020,711       $ 71,851,431    $ 12,904,996      $ 18,023,005  $ 284,007,034    $ 324,669,577   $ 115,644,635    $110,311,164
=============== ================== =============== =============== ================ =============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                           MIST PIMCO TOTAL RETURN               MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ---------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010             2011         2010
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $   3,966,637      $8,752,020    $   (353,752)   $   (207,203)    $  7,733,913     $ 9,012,715
  Net realized gains (losses)          22,191,385      13,725,544       1,322,323         836,067       11,704,292       6,147,021
  Change in unrealized gains
     (losses) on investments          (20,363,357)      5,170,879      (7,168,938)      5,715,899      (14,503,293)     10,241,708
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  5,794,665      27,648,443      (6,200,367)      6,344,763        4,934,912      25,401,444
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               9,247,517      11,003,929         809,675         588,805        1,912,985       3,027,694
  Net transfers (including fixed
     account)                          28,814,382      33,073,781      28,711,482        (438,848)       4,993,451      24,677,941
  Contract charges                       (102,632)       (105,334)        (34,374)        (26,577)         (66,671)        (70,927)
  Transfers for contract benefits
     and terminations                 (77,141,150)    (78,016,479)    (11,845,107)     (6,250,902)     (54,284,819)    (36,081,723)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (39,181,883)    (34,044,103)     17,641,676      (6,127,522)     (47,445,054)     (8,447,015)
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets                  (33,387,218)     (6,395,660)     11,441,309         217,241      (42,510,142)     16,954,429
NET ASSETS:
  Beginning of period                 430,615,868     437,011,528      48,832,317      48,615,076      266,557,264     249,602,835
                                   ---------------- ---------------- --------------- --------------- ---------------- -------------
  End of period                    $  397,228,650   $ 430,615,868    $ 60,273,626    $ 48,832,317    $ 224,047,122    $266,557,264
                                   ================ ================ =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                          MIST T. ROWE PRICE LARGE CAP
       MIST RCM TECHNOLOGY                        INCOME ETF              MIST SSGA GROWTH ETF                               VALUE
                SUBACCOUNT                        SUBACCOUNT                        SUBACCOUNT                          SUBACCOUNT
----------------------------- --------------------------------- --------------------------------- ---------------------------------
       2011        2010 (b)            2011             2010             2011             2010             2011               2010
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $ (133,606)     $ (31,536)       $ 633,457        $ 141,485        $ 568,982        $ 410,715     $ (1,503,367)      $ (1,079,597)
    (82,392)         1,028        3,384,658          394,694          855,233         (449,603)      (5,999,706)        (9,512,542)
 (1,765,055)       473,487       (4,165,475)      12,093,535       (6,336,615)      17,863,262          (22,210)        30,874,618
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
 (1,981,053)       442,979         (147,360)      12,629,714       (4,912,400)      17,824,374       (7,525,283)        20,282,479
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
     19,287          5,752        4,286,666        5,192,124        6,533,689        7,347,800        1,256,529          1,427,815
  8,738,253      2,391,202       (2,721,856)      (2,409,553)      (5,362,569)      (6,506,021)      (3,924,121)        (3,624,085)
     (3,627)          (801)        (167,224)        (180,803)        (204,001)        (219,040)         (35,852)           (41,598)
   (926,869)      (114,329)     (10,534,334)     (11,074,725)     (11,423,883)      (9,859,232)     (20,783,202)       (19,772,310)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  7,827,044      2,281,824       (9,136,748)      (8,472,957)     (10,456,764)      (9,236,493)     (23,486,646)       (22,010,178)
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
  5,845,991      2,724,803       (9,284,108)       4,156,757      (15,369,164)       8,587,881      (31,011,929)        (1,727,699)
  2,724,803             --      126,498,036      122,341,279      156,916,020      148,328,139      148,207,202        149,934,901
-------------- -------------- ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 8,570,794    $ 2,724,803    $ 117,213,928    $ 126,498,036    $ 141,546,856    $ 156,916,020    $ 117,195,273      $ 148,207,202
============== ============== ================ ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MIST T. ROWE PRICE MID CAP
                                                         GROWTH    MIST THIRD AVENUE SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                                     SUBACCOUNT                           SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------- --------------------------------- -----------------------------
                                            2011           2010             2011             2010           2011           2010
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (72,602)    $  (54,930)   $    (669,137)   $    (482,453)   $   (55,039)    $  (56,671)
  Net realized gains (losses)            338,144         72,787       (3,461,170)      (6,045,410)        63,933       (105,862)
  Change in unrealized gains
     (losses) on investments            (449,435)       657,273      (11,812,952)      30,878,171       (240,079)       729,192
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (183,893)       675,130      (15,943,259)      24,350,308       (231,185)       566,659
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 22,199          7,824        3,734,056        4,481,255         14,907          7,976
  Net transfers (including fixed
     account)                            730,834        556,172        2,358,574       (5,742,267)       (17,265)      (474,037)
  Contract charges                          (634)          (520)         (72,447)         (79,851)          (881)          (954)
  Transfers for contract benefits
     and terminations                   (705,536)      (146,989)     (20,445,343)     (17,121,282)      (183,975)      (372,095)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         46,863        416,487      (14,425,160)     (18,462,145)      (187,214)      (839,110)
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (137,030)     1,091,617      (30,368,419)       5,888,163       (418,399)      (272,451)
NET ASSETS:
  Beginning of period                  3,627,883      2,536,266      155,522,778      149,634,615      2,845,882      3,118,333
                                   ---------------- -------------- ---------------- ---------------- -------------- --------------
  End of period                    $   3,490,853    $ 3,627,883    $ 125,154,359    $ 155,522,778    $ 2,427,483     $2,845,882
                                   ================ ============== ================ ================ ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                    MSF BARCLAYS CAPITAL AGGREGATE
       MIST VAN KAMPEN COMSTOCK   MORGAN STANLEY MULTI CAP GROWTH                      BOND INDEX  MSF BLACKROCK AGGRESSIVE GROWTH
                     SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- -------------------------------- -------------------------------
      2011            2010            2011              2010           2011             2010           2011             2010
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   $ (952,059)     $ (237,283)    $ (28,646)         $ (29,043)     $ 2,541,074      $ 3,196,146   $ (1,309,030)   $ (1,652,049)
   17,811,837      10,953,834       134,170             61,264          696,588          740,234      2,960,580         (59,363)
  (22,062,746)     15,994,272      (225,771)           271,030        3,169,218        2,005,415     (5,755,682)     15,653,436
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
   (5,202,968)     26,710,823      (120,247)           303,251        6,406,880        5,941,795     (4,104,132)     13,942,024
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
    1,083,871       1,614,932            --             18,000        2,980,978        3,886,773        942,806         987,855
   (8,403,818)     (6,194,380)     (178,053)            56,236       (2,295,383)      (3,027,797)    (4,048,305)     (2,262,501)
      (87,731)       (107,918)         (120)              (127)         (78,082)         (79,961)       (76,025)        (87,337)
  (44,283,943)    (33,718,819)     (127,675)          (142,618)     (14,356,532)     (20,394,190)   (17,300,935)    (16,065,098)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (51,691,621)    (38,406,185)     (305,848)           (68,509)     (13,749,019)     (19,615,175)   (20,482,459)    (17,427,081)
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
  (56,894,589)    (11,695,362)     (426,095)           234,742       (7,342,139)     (13,673,380)   (24,586,591)     (3,485,057)
  225,341,481     237,036,843     1,463,366          1,228,624      111,235,771      124,909,151    114,976,088     118,461,145
--------------- ---------------- --------------- ---------------- ---------------- --------------- --------------- ---------------
$ 168,446,892   $ 225,341,481    $1,037,271        $ 1,463,366    $ 103,893,632    $ 111,235,771   $ 90,389,497    $114,976,088
=============== ================ =============== ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF BLACKROCK BOND INCOME       MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE
                                                        SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------- ------------------------------- -------------------------------
                                          2011           2010            2011             2010           2011             2010
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   6,572,507      $7,336,367     $3,056,552       $1,917,535   $   (155,035)   $   (178,536)
  Net realized gains (losses)            3,223,707       2,350,622      2,895,874          817,530       (366,570)       (998,742)
  Change in unrealized gains
     (losses) on investments             2,893,526      10,231,821        729,222       17,884,729        628,393       2,312,362
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  12,689,740      19,918,810      6,681,648       20,619,794        106,788       1,135,084
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                2,139,640       3,217,835      5,002,694        5,981,006        177,144         227,718
  Net transfers (including fixed
     account)                           (3,315,327)      7,916,248     (5,704,753)      (5,914,502)    (1,016,528)        (91,264)
  Contract charges                         (90,713)       (103,236)      (207,743)        (224,192)        (4,949)         (5,757)
  Transfers for contract benefits
     and terminations                  (52,466,220)    (49,180,996)   (27,729,730)     (38,851,332)    (1,695,938)     (2,913,987)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (53,732,620)    (38,150,149)   (28,639,532)     (39,009,020)    (2,540,271)     (2,783,290)
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
         in net assets                 (41,042,880)    (18,231,339)   (21,957,884)     (18,389,226)    (2,433,483)     (1,648,206)
NET ASSETS:
    Beginning of period                291,924,540     310,155,879    263,504,413      281,893,639     17,609,264      19,257,470
                                   ---------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $   250,881,660   $ 291,924,540  $ 241,546,529    $ 263,504,413   $ 15,175,781   $  17,609,264
                                   ================ =============== ============== =============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MSF BLACKROCK LEGACY LARGE CAP
                        GROWTH        MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE            MSF FI VALUE LEADERS
                    SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
--------------------------------- --------------------------------- -------------------------------- -------------------------------
         2011             2010             2011             2010             2011            2010            2011            2010
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
 $ (2,963,525)    $ (2,970,952)    $ (6,694,787)    $ (6,732,484)    $ (1,271,087)     $ (280,810)     $ (484,573)      $ (52,885)
   16,005,349       12,693,487               --               --       (2,164,272)     (1,564,928)     (6,975,856)     (8,774,890)
  (37,628,458)      31,968,972               --               --      (10,373,169)      6,136,053         893,660      20,494,542
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (24,586,634)      41,691,507       (6,694,787)      (6,732,484)     (13,808,528)      4,290,315      (6,566,769)     11,666,767
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
    2,902,725        3,540,046       13,685,000       13,764,673          499,569         545,628         751,919         930,017
   (5,342,991)      (4,835,059)     154,035,845      316,568,462       95,112,541        (465,857)     (3,094,692)     (3,384,556)
     (116,934)        (129,923)        (191,982)        (213,887)         (34,711)         (8,410)        (21,376)        (22,930)
  (35,163,549)     (41,706,229)    (206,302,584)    (216,737,082)     (17,195,093)     (7,345,504)    (15,048,874)    (13,619,689)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (37,720,749)     (43,131,165)     (38,773,721)     113,382,166       78,382,306      (7,274,143)    (17,413,023)    (16,097,158)
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
  (62,307,383)      (1,439,658)     (45,468,508)     106,649,682       64,573,778      (2,983,828)    (23,979,792)     (4,430,391)
  268,487,543      269,927,201      442,249,891      335,600,209       46,053,005      49,036,833      99,325,424     103,755,815
---------------- ---------------- ---------------- ---------------- ---------------- --------------- --------------- ---------------
$ 206,180,160    $ 268,487,543    $ 396,781,383    $ 442,249,891    $ 110,626,783    $ 46,053,005    $ 75,345,632    $ 99,325,424
================ ================ ================ ================ ================ =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                           MSF LOOMIS
                                     MSF JENNISON GROWTH        SAYLES SMALL CAP CORE    MSF MET/ARTISAN MID CAP VALUE
                                              SUBACCOUNT                   SUBACCOUNT                       SUBACCOUNT
                                   --------------------------- -------------- ------------ --------------------------------
                                         2011           2010        2011         2010           2011           2010 (b)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $  (732,949)   $  (615,282)    $  (21,835)    $ (9,222)    $  (19,653)    $    (25,905)
  Net realized gains (losses)         1,060,119       (654,199)        49,522       16,996         61,646          (10,152)
  Change in unrealized gains
     (losses) on investments           (562,643)     6,231,428       (140,818)     112,778         63,620          164,008
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (235,473)     4,961,947       (113,131)     120,552        105,613          127,951
                                   --------------- ----------- -------------- ------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               251,996        290,063          9,309       10,236             --               --
  Net transfers (including fixed
     account)                        (1,503,330)    (1,015,205)     1,056,490      233,284         46,076        2,479,334
  Contract charges                      (40,888)       (48,923)          (114)         (57)          (338)            (375)
  Transfers for contract benefits
     and terminations               (11,248,453)    (9,356,185)      (234,005)     (60,970)      (292,254)        (412,510)
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (12,540,675)   (10,130,250)       831,680      182,493       (246,516)       2,066,449
                                   --------------- ----------- -------------- ------------ -------------- -----------------
     Net increase (decrease)
       in net assets                (12,776,148)    (5,168,303)       718,549      303,045       (140,903)       2,194,400
NET ASSETS:
  Beginning of period                56,595,399     61,763,702        628,433      325,388      2,194,400               --
                                   --------------- ----------- -------------- ------------ -------------- -----------------
  End of period                     $43,819,251   $ 56,595,399    $ 1,346,982    $ 628,433    $ 2,053,497     $  2,194,400
                                   =============== =========== ============== ============ ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

    MSF MET/DIMENSIONAL
          INTERNATIONAL          MSF METLIFE CONSERVATIVE           MSF METLIFE CONSERVATIVE TO                              MSF
          SMALL COMPANY                        ALLOCATION                   MODERATE ALLOCATION      METLIFE MID CAP STOCK INDEX
             SUBACCOUNT                        SUBACCOUNT                            SUBACCOUNT                       SUBACCOUNT
-------------------------------- -------------------------------- ------------------------------- ------------------------------
     2011             2010            2011             2010            2011            2010           2011               2010
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    $ (91)             $ (602)      $ 314,408         $ 779,606       $ 668,557     $ 1,912,414      $ (25,487)      $ (16,661)
    4,927               3,869       1,098,459           705,709         876,080        (106,705)       492,845         (57,772)
  (29,384)             15,221        (799,840)        1,401,830      (1,745,916)      6,774,441       (746,319)      1,577,100
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
  (24,548)             18,488         613,027         2,887,145        (201,279)      8,580,150       (278,961)      1,502,667
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
       --                  --       1,055,711         1,251,896       3,098,237       3,808,639        411,176         389,535
   39,288              15,125       5,538,686         7,282,385       5,540,799       3,816,562        295,733         290,592
      (20)                 (3)        (10,985)          (10,740)        (46,473)        (43,100)        (5,173)        (4,862)
   (7,362)               (583)     (7,853,444)       (5,719,703)    (15,674,570)    (12,700,519)      (758,895)       (529,046)
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
   31,906              14,539      (1,270,032)        2,803,838      (7,082,007)     (5,118,418)       (57,159)        146,219
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
    7,358              33,027        (657,005)        5,690,983      (7,283,286)      3,461,732       (336,120)      1,648,886
  108,458              75,431      38,552,233        32,861,250      92,534,789      89,073,057      7,903,300       6,254,414
------------ ------------------- --------------- ---------------- --------------- --------------- -------------- ---------------
$ 115,816           $ 108,458    $ 37,895,228      $ 38,552,233    $ 85,251,503    $ 92,534,789    $ 7,567,180     $ 7,903,300
============ =================== =============== ================ =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                            MSF METLIFE MODERATE TO
                                    MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX
                                                         SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   -------------------------------- ------------------------------- ------------------------------
                                          2011           2010            2011             2010             2011            2010
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   1,144,736     $5,582,185      $  672,549      $3,465,608   $  (1,944,470)   $ (1,550,335)
  Net realized gains (losses)             (688,451)    (5,424,426)     (2,900,887)    (10,265,456)     18,784,853      18,126,276
  Change in unrealized gains
     (losses) on investments           (10,874,963)    45,896,962     (14,403,833)     49,819,288     (16,373,680)     75,716,840
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (10,418,678)    46,054,721     (16,632,171)     43,019,440         466,703      92,292,781
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               17,464,459     19,846,283      13,933,533      16,766,373      15,672,907      23,601,044
  Net transfers (including fixed
     account)                            2,861,181      4,314,279      (5,399,738)     (3,903,285)    (30,407,027)   (104,187,115)
  Contract charges                        (373,926)      (366,789)       (415,049)       (417,016)       (561,567)       (610,076)
  Transfers for contract benefits
     and terminations                  (49,533,366)   (53,282,954)    (32,689,252)    (52,043,396)    (82,389,114)    (97,206,926)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (29,581,652)   (29,489,181)    (24,570,506)    (39,597,324)    (97,684,801)   (178,403,073)
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
     Net increase (decrease)
         in net assets                 (40,000,330)    16,565,540     (41,202,677)      3,422,116     (97,218,098)    (86,110,292)
NET ASSETS:
    Beginning of period                427,765,478    411,199,938     359,791,293     356,369,177     807,958,649     894,068,941
                                   ---------------- --------------- --------------- --------------- ---------------- -------------
  End of period                    $   387,765,148  $ 427,765,478   $ 318,588,616   $ 359,791,293   $ 710,740,551    $807,958,649
                                   ================ =============== =============== =============== ================ =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF NEUBERGER
          MSF MFS TOTAL RETURN                   MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX    BERMAN GENESIS
                    SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT        SUBACCOUNT
--------------------------------- ------------------------------- -------------------------------- -----------------
         2011             2010            2011            2010            2011             2010           2011 (a)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  $ 6,204,372      $ 8,425,455        $ (1,459)     $ (137,987)      $ 898,773      $ 1,294,856             $ (76)
   (9,694,633)     (16,178,972)       (468,161)     (1,903,486)     (3,563,858)      (7,960,644)                2
    7,839,003       54,558,082          88,961       8,611,346      (6,334,332)      10,778,394               335
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    4,348,742       46,804,565        (380,659)      6,569,873      (8,999,417)       4,112,606               261
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
    8,343,960        8,928,313       2,159,622       2,261,872       2,403,596        2,988,839                --
  (13,818,999)      (9,255,687)     (1,787,901)      3,117,245      (1,647,481)      (1,860,726)           19,748
     (254,692)        (290,412)        (24,294)        (25,647)        (46,102)         (47,455)               (1)
  (94,119,605)     (87,760,748)     (9,912,499)     (9,485,200)     (7,832,217)     (14,605,094)               (3)
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (99,849,336)     (88,378,534)     (9,565,072)     (4,131,730)     (7,122,204)     (13,524,436)           19,744
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
  (95,500,594)     (41,573,969)     (9,945,731)      2,438,143     (16,121,621)      (9,411,830)           20,005
  594,788,580      636,362,549      73,901,755      71,463,612      72,320,627       81,732,457                --
---------------- ---------------- --------------- --------------- --------------- ---------------- -----------------
$ 499,287,986    $ 594,788,580    $ 63,956,024    $ 73,901,755    $ 56,199,006     $ 72,320,627          $ 20,005
================ ================ =============== =============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                     MSF NEUBERGER BERMAN MID CAP
                                                            VALUE      MSF OPPENHEIMER GLOBAL EQUITY         MSF RUSSELL 2000 INDEX
                                                       SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                          2011             2010            2011             2010            2011           2010
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (148,560)    $  (146,631)      $1,728,130       $  304,750    $   (118,276)   $      7,018
  Net realized gains (losses)            (494,354)       (879,472)      (1,033,597)      (8,491,313)       (447,044)     (4,300,677)
  Change in unrealized gains
     (losses) on investments             (663,081)      4,943,695      (32,567,930)      56,165,206      (4,743,400)     27,149,045
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,305,995)      3,917,592      (31,873,397)      47,978,643      (5,308,720)     22,855,386
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  40,161             997        8,777,842        9,576,727       2,857,620       3,643,380
  Net transfers (including fixed
     account)                            (234,615)       (131,374)      (6,309,834)      (7,268,720)     (2,617,863)     (1,521,126)
  Contract charges                         (3,281)         (3,975)        (182,684)        (202,710)        (76,823)        (78,130)
  Transfers for contract benefits
     and terminations                  (3,008,098)     (2,514,527)     (40,254,294)     (53,058,261)    (10,869,620)    (18,479,738)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (3,205,833)     (2,648,879)     (37,968,970)     (50,952,964)    (10,706,686)    (16,435,614)
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                   (4,511,828)      1,268,713      (69,842,367)      (2,974,321)    (16,015,406)      6,419,772
NET ASSETS:
  Beginning of period                  18,962,920      17,694,207      371,423,984      374,398,305     109,316,701     102,896,929
                                   ----------------- --------------- ---------------- ---------------- --------------- ------------
  End of period                    $   14,451,092    $ 18,962,920    $ 301,581,617    $ 371,423,984    $ 93,301,295    $109,316,701
                                   ================= =============== ================ ================ =============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MSF T. ROWE PRICE LARGE CAP      MSF T. ROWE PRICE SMALL CAP    MSF WESTERN ASSET MANAGEMENT      MSF WESTERN ASSET MANAGEMENT
                        GROWTH                           GROWTH    STRATEGIC BOND OPPORTUNITIES                   U.S. GOVERNMENT
                    SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- -------------------------------- ------------------------------- ---------------------------------
        2011              2010            2011             2010            2011            2010             2011             2010
---------------     ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  $ (706,061)       $ (720,749)   $ (1,456,034)    $ (1,256,924)     $ (362,394)      $ 431,774        $ 277,238      $ 2,537,373
   1,286,583          (337,588)      4,434,771          266,597         283,149         141,920        6,112,162        1,328,880
  (1,668,794)        7,462,700      (2,841,905)      27,477,353       1,196,855         333,475           69,362        4,253,524
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (1,088,272)        6,404,363         136,832       26,487,026       1,117,610         907,169        6,458,762        8,119,777
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
     407,031           440,247       3,071,873        3,089,531          72,507         102,762        2,445,013        3,829,885
  (1,703,777)         (515,092)        191,404          125,709      61,505,952         459,170          982,416        5,091,257
     (19,252)          (22,081)        (62,383)         (58,145)        (12,562)         (3,706)         (88,475)        (100,867)
  (7,934,558)       (7,217,564)    (11,348,941)     (11,603,685)    (11,487,269)     (1,183,589)     (34,116,535)     (29,475,988)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
  (9,250,556)       (7,314,490)     (8,148,047)      (8,446,590)     50,078,628        (625,363)     (30,777,581)     (20,655,713)
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
 (10,338,828)         (910,127)     (8,011,215)      18,040,436      51,196,238         281,806      (24,318,819)     (12,535,936)
  48,700,718        49,610,845     105,806,004       87,765,568       8,424,280       8,142,474      173,254,111      185,790,047
--------------- --- ------------- --------------- ---------------- --------------- --------------- ---------------- ----------------
$ 38,361,890      $ 48,700,718    $ 97,794,789    $ 105,806,004    $ 59,620,518     $ 8,424,280    $ 148,935,292    $ 173,254,111
=============== ================= =============== ================ =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS     PIONEER VCT EQUITY INCOME
                                                       SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010            2011            2010            2011          2010
                                   ----------------- --------------- --------------- --------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (143,498)    $  (179,379)    $  (408,646)    $  (398,019)      $  24,662     $   34,504
  Net realized gains (losses)             (14,098)       (154,626)        557,400          75,545         100,032       (537,299)
  Change in unrealized gains
     (losses) on investments             (528,798)      1,268,462      (5,700,836)      3,208,447         675,856      3,676,195
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (686,394)        934,457      (5,552,082)      2,885,973         800,550      3,173,400
                                   ----------------- --------------- --------------- --------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  75,877          91,425         110,088         207,259         108,077         63,944
  Net transfers (including fixed
     account)                          (1,222,734)       (511,858)     (2,419,505)       (810,305)        426,315        101,477
  Contract charges                         (4,438)         (5,100)         (8,622)        (10,037)         (7,418)        (7,791)
  Transfers for contract benefits
     and terminations                  (1,506,782)     (1,024,422)     (2,941,326)     (1,887,462)     (3,439,197)    (1,856,435)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (2,658,077)     (1,449,955)     (5,259,365)     (2,500,545)     (2,912,223)    (1,698,805)
                                   ----------------- --------------- --------------- --------------- --------------- -------------
     Net increase (decrease)
       in net assets                   (3,344,471)       (515,498)    (10,811,447)        385,428      (2,111,673)     1,474,595
NET ASSETS:
  Beginning of period                  14,111,087      14,626,585      26,221,434      25,836,006      21,292,601     19,818,006
                                   ----------------- --------------- --------------- --------------- --------------- -------------
  End of period                    $   10,766,616    $ 14,111,087    $ 15,409,987    $ 26,221,434    $ 19,180,928    $21,292,601
                                   ================= =============== =============== =============== =============== =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                   PIONEER VCT                       PIONEER VCT
    IBBOTSON GROWTH ALLOCATION      IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                    SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT                        SUBACCOUNT
--------------------------------- --------------------------------- ------------------------------- -------------------------------
         2011             2010             2011             2010            2011            2010            2011              2010
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
   $ (690,552)      $ (823,648)       $ 421,589        $ 458,323      $ (427,796)     $ (372,395)       $ 39,828          $ 72,053
   (1,693,718)      (3,959,113)        (213,468)      (1,798,072)     (1,947,923)     (2,555,443)       (403,653)         (873,404)
  (10,426,952)      31,646,629       (5,383,568)      15,496,939        (337,519)      9,169,920       1,458,143         3,929,720
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (12,811,222)      26,863,868       (5,175,447)      14,157,190      (2,713,238)      6,242,082       1,094,318         3,128,369
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
    3,559,835        3,722,328          667,022        1,381,043         178,370         237,248          85,193            69,797
   (3,243,344)      (7,341,420)       1,240,567        3,210,572        (973,283)     (1,763,109)       (317,126)          689,043
     (120,182)        (127,073)         (40,372)         (43,434)        (15,407)        (18,372)         (6,341)           (6,673)
  (16,316,670)     (10,017,304)     (14,341,396)     (13,680,628)     (7,808,934)     (4,877,160)     (2,515,143)       (1,168,701)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (16,120,361)     (13,763,469)     (12,474,179)      (9,132,447)     (8,619,254)     (6,421,393)     (2,753,417)         (416,534)
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
  (28,931,583)      13,100,399      (17,649,626)       5,024,743     (11,332,492)       (179,311)     (1,659,099)        2,711,835
  246,699,062      233,598,663      134,202,065      129,177,322      43,769,962      43,949,273      15,025,737        12,313,902
---------------- ---------------- ---------------- ---------------- --------------- --------------- --------------- ---------------
$ 217,767,479    $ 246,699,062    $ 116,552,439    $ 134,202,065    $ 32,437,470    $ 43,769,962    $ 13,366,638      $ 15,025,737
================ ================ ================ ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                   WELLS FARGO VT SMALL CAP
                                                     UIF GROWTH            UIF U.S. REAL ESTATE                       VALUE
                                                     SUBACCOUNT                      SUBACCOUNT                  SUBACCOUNT
                                   ------------------------------- ------------------------------- ---------------------------
                                         2011            2010           2011            2010           2011          2010
                                   ---------------- -------------- --------------- --------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $    (143,483)    $ (148,414)    $  (146,860)      $ 110,950    $   (23,584)    $    7,863
  Net realized gains (losses)            804,566        414,582        (886,865)     (1,730,114)       (43,636)      (148,047)
  Change in unrealized gains
     (losses) on investments            (933,812)     1,476,000       1,898,263       6,651,015       (243,647)       722,957
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (272,729)     1,742,168         864,538       5,031,851       (310,867)       582,773
                                   ---------------- -------------- --------------- --------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 13,262            495          88,416          97,017         72,666         86,346
  Net transfers (including fixed
     account)                           (345,794)       (45,236)       (521,388)     (1,574,727)       (44,682)      (493,175)
  Contract charges                        (1,880)        (2,102)         (8,685)        (10,492)          (484)            --
  Transfers for contract benefits
     and terminations                 (1,586,751)    (1,319,987)     (5,746,173)     (2,727,751)      (526,671)      (342,837)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (1,921,163)    (1,366,830)     (6,187,830)     (4,215,953)      (499,171)      (749,666)
                                   ---------------- -------------- --------------- --------------- -------------- ------------
     Net increase (decrease)
       in net assets                  (2,193,892)       375,338      (5,323,292)        815,898       (810,038)      (166,893)
NET ASSETS:
  Beginning of period                  9,543,702      9,168,364      20,965,294      20,149,396      4,028,620      4,195,513
                                   ---------------- -------------- --------------- --------------- -------------- ------------
  End of period                    $   7,349,810    $ 9,543,702    $ 15,642,002    $ 20,965,294    $ 3,218,582    $ 4,028,620
                                   ================ ============== =============== =============== ============== ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
 Insurance Funds) ("Invesco V.I.")
AllianceBernstein Variable Products Series Fund, Inc.
 ("AllianceBernstein")
American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust
 ("LMPVET")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Morgan Stanley Variable Investment Series
 ("Morgan Stanley")
Pioneer Variable Contracts Trust ("Pioneer VCT")
The Alger Portfolios ("Alger")
The Dreyfus Socially Responsible Growth Fund, Inc.
 ("Dreyfus Socially Responsible Growth")
The Universal Institutional Funds, Inc. ("UIF")
Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2011:

Alger Capital Appreciation Subaccount
AllianceBernstein Global Thematic Growth
 Subaccount
American Funds Bond Subaccount
American Funds Global Growth Subaccount
American Funds Global Small Capitalization
 Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
Delaware VIP Small Cap Value Subaccount
Dreyfus Socially Responsible Growth Subaccount
DWS I Capital Growth Subaccount
DWS II Dreman Small Mid Cap Value Subaccount
DWS II Global Thematic Subaccount
DWS II Government & Agency Securities Subaccount
Fidelity VIP Contrafund Subaccount*
Fidelity VIP Dynamic Capital Appreciation
 Subaccount
Fidelity VIP Equity-Income Subaccount*
Fidelity VIP High Income Subaccount
Fidelity VIP Mid Cap Subaccount
FTVIPT Franklin Income Securities Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

FTVIPT Franklin Rising Dividends Securities
 Subaccount
FTVIPT Franklin Small-Mid Cap Growth Securities
 Subaccount
FTVIPT Mutual Shares Securities Subaccount
FTVIPT Templeton Developing Markets Securities
 Subaccount
FTVIPT Templeton Foreign Securities Subaccount
Invesco V.I. Dividend Growth Subaccount
Invesco V.I. Government Securities Subaccount* (a)
Invesco V.I. S&P 500 Index Subaccount
Invesco V.I. Utilities Subaccount
Invesco V.I. Van Kampen Capital Growth Subaccount*
Invesco V.I. Van Kampen Comstock Subaccount (a)
Invesco V.I. Van Kampen Equity and Income
 Subaccount
Invesco V.I. Van Kampen Growth and Income
 Subaccount*
Janus Aspen Enterprise Subaccount
Janus Aspen Overseas Subaccount
Janus Aspen Worldwide Subaccount
LMPVET ClearBridge Variable Aggressive Growth
 Subaccount*
LMPVET ClearBridge Variable Appreciation
 Subaccount
LMPVET ClearBridge Variable Equity Income Builder
 Subaccount*
LMPVET ClearBridge Variable Fundamental All Cap
 Value Subaccount
LMPVET ClearBridge Variable Large Cap Growth
 Subaccount
LMPVET ClearBridge Variable Large Cap Value
 Subaccount
LMPVET ClearBridge Variable Mid Cap Core
 Subaccount
LMPVET ClearBridge Variable Small Cap Growth
 Subaccount
LMPVET Investment Counsel Variable Social
 Awareness Subaccount
LMPVET Variable Lifestyle Allocation 50%
 Subaccount
LMPVET Variable Lifestyle Allocation 70%
 Subaccount
LMPVET Variable Lifestyle Allocation 85%
 Subaccount
LMPVIT Western Asset Variable Global High Yield
 Bond Subaccount
LMPVIT Western Asset Variable High Income
 Subaccount
MIST American Funds Balanced Allocation
 Subaccount
MIST American Funds Growth Allocation Subaccount
MIST American Funds Moderate Allocation
 Subaccount
MIST Batterymarch Growth and Income Subaccount
MIST BlackRock High Yield Subaccount*
MIST BlackRock Large Cap Core Subaccount
MIST Clarion Global Real Estate Subaccount*
MIST Dreman Small Cap Value Subaccount
MIST Harris Oakmark International Subaccount
MIST Invesco Small Cap Growth Subaccount*
MIST Janus Forty Subaccount*
MIST Lazard Mid Cap Subaccount*
MIST Legg Mason ClearBridge Aggressive Growth
 Subaccount
MIST Loomis Sayles Global Markets Subaccount
MIST Lord Abbett Bond Debenture Subaccount
MIST Lord Abbett Mid Cap Value Subaccount
MIST Met/Eaton Vance Floating Rate Subaccount
MIST Met/Franklin Mutual Shares Subaccount
MIST Met/Templeton Growth Subaccount
MIST MetLife Aggressive Strategy Subaccount (a)
MIST MetLife Balanced Strategy Subaccount
MIST MetLife Growth Strategy Subaccount
MIST MetLife Moderate Strategy Subaccount
MIST MFS Emerging Markets Equity Subaccount*
MIST MFS Research International Subaccount
MIST Morgan Stanley Mid Cap Growth Subaccount*
MIST Oppenheimer Capital Appreciation Subaccount*
MIST PIMCO Inflation Protected Bond Subaccount*
MIST PIMCO Total Return Subaccount
MIST Pioneer Fund Subaccount*
MIST Pioneer Strategic Income Subaccount*
MIST RCM Technology Subaccount*
MIST SSgA Growth and Income ETF Subaccount
MIST SSgA Growth ETF Subaccount
MIST T. Rowe Price Large Cap Value Subaccount
MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Third Avenue Small Cap Value Subaccount*
MIST Turner Mid Cap Growth Subaccount
MIST Van Kampen Comstock Subaccount*
Morgan Stanley Multi Cap Growth Subaccount
MSF Barclays Capital Aggregate Bond Index
 Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF BlackRock Aggressive Growth Subaccount
MSF BlackRock Bond Income Subaccount*
MSF BlackRock Diversified Subaccount*
MSF BlackRock Large Cap Value Subaccount
MSF BlackRock Legacy Large Cap Growth
 Subaccount*
MSF BlackRock Money Market Subaccount*
MSF Davis Venture Value Subaccount*
MSF FI Value Leaders Subaccount*
MSF Jennison Growth Subaccount*
MSF Loomis Sayles Small Cap Core Subaccount
MSF Met/Artisan Mid Cap Value Subaccount
MSF Met/Dimensional International Small Company
 Subaccount
MSF MetLife Conservative Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation
 Subaccount
MSF MetLife Mid Cap Stock Index Subaccount
MSF MetLife Moderate Allocation Subaccount
MSF MetLife Moderate to Aggressive Allocation
 Subaccount
MSF MetLife Stock Index Subaccount*
MSF MFS Total Return Subaccount*
MSF MFS Value Subaccount*
MSF Morgan Stanley EAFE Index Subaccount
MSF Neuberger Berman Genesis Subaccount (a)
MSF Neuberger Berman Mid Cap Value Subaccount*
MSF Oppenheimer Global Equity Subaccount*
MSF Russell 2000 Index Subaccount
MSF T. Rowe Price Large Cap Growth Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount
MSF Western Asset Management Strategic Bond
 Opportunities Subaccount*
MSF Western Asset Management U.S. Government
 Subaccount
Pioneer VCT Cullen Value Subaccount
Pioneer VCT Emerging Markets Subaccount
Pioneer VCT Equity Income Subaccount
Pioneer VCT Ibbotson Growth Allocation Subaccount
Pioneer VCT Ibbotson Moderate Allocation
 Subaccount
Pioneer VCT Mid Cap Value Subaccount
Pioneer VCT Real Estate Shares Subaccount
UIF Growth Subaccount
UIF U.S. Real Estate Subaccount
Wells Fargo VT Small Cap Value Subaccount

* This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(a) This Subaccount began operations during the year ended December 31, 2011.

3. PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2011:

Credit Suisse Trust International Equity Flex III Portfolio
DWS I Health Care Subaccount
FTVIPT Templeton Growth Securities Subaccount
Invesco V.I. Van Kampen Government Subaccount
Invesco V.I. Van Kampen Value Subaccount
Janus Aspen Global Technology Subaccount
LMPVET ClearBridge Variable Capital Subaccount
LMPVET ClearBridge Variable Dividend Strategy
 Subaccount
LMPVET Global Currents Variable International All
 Cap Opportunity Subaccount
LMPVIT Western Asset Variable Adjustable Rate
 Income Subaccount
LMPVIT Western Asset Variable Diversified Strategic
 Income Subaccount
LMPVIT Western Asset Variable Strategic Bond
 Subaccount
MIST Legg Mason Value Equity Subaccount
MSF MetLife Aggressive Allocation Subaccount
Pioneer VCT Bond Subaccount
Pioneer VCT Fund Subaccount

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                              NEW NAME
-----------                                              --------
(MIST) Lord Abbett Growth and Income Portfolio           (MIST) T. Rowe Price Large Cap Value Portfolio
Morgan Stanley Capital Opportunities Portfolio           Morgan Stanley Multi Cap Growth Portfolio
UIF Capital Growth Portfolio                             UIF Growth Portfolio

MERGERS:

FORMER PORTFOLIO                                         NEW PORTFOLIO
----------------                                         -------------
DWS Health Care VIP                                      DWS Capital Growth VIP
Invesco Van Kampen V.I. Government Fund                  Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. Value Fund                       Invesco Van Kampen V.I. Comstock Fund
Legg Mason ClearBridge Variable Dividend Strategy        Legg Mason ClearBridge Variable Equity Income
 Portfolio                                                Builder Portfolio
(MIST) Legg Mason Value Equity Portfolio                 (MIST) Legg Mason Clearbridge Aggressive Growth
                                                          Portfolio
(MSF) MetLife Aggressive Allocation Portfolio            (MIST) MetLife Aggressive Strategy Portfolio


SUBSTITUTIONS:

FORMER PORTFOLIO                                        NEW PORTFOLIO
----------------                                        -------------
FTVIPT Templeton Growth Securities Fund                 (MIST) Met/Templeton Growth Portfolio
Janus Aspen Global Technology Portfolio                 (MIST) RCM Technology Portfolio
Legg Mason ClearBridge Variable Capital Portfolio       (MSF) Davis Venture Value Portfolio
Legg Mason Global Currents Variable International       (MIST) MFS Research International Portfolio
 All Cap Opportunity Portfolio
Legg Mason Western Asset Variable Diversified           (MSF) Western Asset Management Strategic Bond
 Strategic Income Portfolio                               Opportunities Portfolio
Legg Mason Western Asset Variable Strategic Bond        (MSF) Western Asset Management Strategic Bond
 Portfolio                                                Opportunities Portfolio
Pioneer Bond VCT Portfolio                              (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                              (MIST) Pioneer Fund Portfolio



LIQUIDATIONS:

Credit Suisse Trust International Equity Flex III Portfolio
Legg Mason Western Asset Variable Adjustable Rate Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Subaccounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-ended mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Subaccounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011()04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

VARIABLE ANNUITIZATION FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

PRINCIPAL PROTECTION -- For an additional charge, the Company will guarantee your principal (sum of purchase payments adjusted proportionally for any withdrawals).

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk                     0.30% - 1.90%
                                               ---------------
Administrative                                 0.10% - 0.15%
                                               ---------------
Enhanced Stepped-Up Provision                  0.15% - 0.25%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit          0.25% - 1.00%
                                               ---------------
Guaranteed Minimum Withdrawal Benefit for Life 0.65% - 1.50%
                                               ---------------
Guaranteed Minimum Accumulation Benefit        0.40% - 0.50%
                                               ---------------
Variable Annuitization Floor Benefit           0.00% - 3.00%
                                               ---------------
Principal Protection                           1.25% - 2.50%
                                               ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed irregardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                       AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                       ----------------------- ----------------------------
                                                                                     COST OF       PROCEEDS
                                                           SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                       ---------- ------------ ------------- --------------
Alger Capital Appreciation Subaccount                      77,024    3,391,657     1,224,038        969,976
AllianceBernstein Global Thematic Growth Subaccount        60,267      933,453       102,062        437,243
American Funds Bond Subaccount                          1,025,886   10,770,511     4,989,871      4,742,318
American Funds Global Growth Subaccount                 7,675,298  144,294,626     8,904,694     49,879,620
American Funds Global Small Capitalization Subaccount     229,300    3,979,274     1,271,483      3,948,772
American Funds Growth Subaccount                        6,252,652  326,737,900    12,045,014    101,300,632
American Funds Growth-Income Subaccount                 8,333,657  287,820,250    11,894,356     85,560,981
Delaware VIP Small Cap Value Subaccount                   403,114   10,636,580       951,980     13,163,457
Dreyfus Socially Responsible Growth Subaccount             22,327      579,375       128,858         64,981
DWS I Capital Growth Subaccount                           571,743   10,059,659     3,389,734      1,934,001
DWS II Dreman Small Mid Cap Value Subaccount              727,201   10,393,741       205,464      2,004,966
DWS II Global Thematic Subaccount                         382,676    4,356,662       128,726      1,318,920
DWS II Government & Agency Securities Subaccount          495,224    6,192,269     1,921,049      1,158,534
Fidelity VIP Contrafund Subaccount                      9,856,735  253,089,068    16,052,092     48,049,496
Fidelity VIP Dynamic Capital Appreciation Subaccount      256,018    1,955,130       116,767        367,901
Fidelity VIP Equity-Income Subaccount                  11,447,756  238,359,698     7,258,138     27,614,612
Fidelity VIP High Income Subaccount                     4,809,797   29,968,349     3,400,656      5,614,112
Fidelity VIP Mid Cap Subaccount                         9,357,591  262,136,457    14,078,301     58,740,415
FTVIPT Franklin Income Securities Subaccount            2,686,243   38,543,863     9,782,251     18,553,125
FTVIPT Franklin Rising Dividends Securities Subaccount  1,126,975   19,440,994     2,900,573      4,956,410
FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount                                            1,706,091   32,151,536     2,647,057     12,226,741
FTVIPT Mutual Shares Securities Subaccount              2,152,359   35,971,299     1,432,176     14,085,793
FTVIPT Templeton Developing Markets Securities
  Subaccount                                            2,726,322   28,734,270     2,921,310      5,951,838
FTVIPT Templeton Foreign Securities Subaccount          7,630,889  105,994,366     7,881,968     32,562,134
Invesco V.I. Dividend Growth Subaccount                   110,887    1,504,356        71,559        517,754
Invesco V.I. Government Securities Subaccount (a)       1,682,162   19,602,061    26,591,004      7,268,373
Invesco V.I. S&P 500 Index Subaccount                     278,325    2,944,723       276,467      4,387,001
Invesco V.I. Utilities Subaccount                         141,384    2,330,288       485,458        741,802
Invesco V.I. Van Kampen Capital Growth Subaccount         360,849   10,365,866     1,374,012      4,507,340
Invesco V.I. Van Kampen Comstock Subaccount (a)           710,472    8,962,850    10,402,575      1,325,253
Invesco V.I. Van Kampen Equity and Income Subaccount    7,624,762   97,923,430     4,179,700     42,077,090
Invesco V.I. Van Kampen Growth and Income Subaccount    5,370,891   90,903,106     2,725,509     34,932,239
Janus Aspen Enterprise Subaccount                         367,200   11,083,909       920,795      4,643,172
Janus Aspen Overseas Subaccount                         1,433,288   63,052,217     4,220,396     13,836,494
Janus Aspen Worldwide Subaccount                           31,261      858,590        99,214        239,957
LMPVET ClearBridge Variable Aggressive Growth
  Subaccount                                           23,530,894  307,568,614    12,331,217    131,323,125
LMPVET ClearBridge Variable Appreciation Subaccount    14,597,101  330,660,493     8,552,613    108,136,741
LMPVET ClearBridge Variable Equity Income Builder
  Subaccount                                           12,956,629  156,956,443    44,097,619     42,758,577
LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount                                           19,504,326  386,905,244    11,420,679    105,193,780
LMPVET ClearBridge Variable Large Cap Growth
  Subaccount                                            6,247,613   87,465,084     3,050,057     27,283,344
LMPVET ClearBridge Variable Large Cap Value Subaccount  9,902,596  150,818,873     6,640,815     33,746,380
LMPVET ClearBridge Variable Mid Cap Core Subaccount     3,328,185   41,641,149     1,104,555     18,323,635
LMPVET ClearBridge Variable Small Cap Growth
  Subaccount                                            3,859,869   52,784,067     6,672,389     19,037,589
LMPVET Investment Counsel Variable Social Awareness
  Subaccount                                            1,816,411   42,467,422     1,133,726      9,970,437
LMPVET Variable Lifestyle Allocation 50% Subaccount     6,777,927   77,425,229     3,118,356     22,566,053
LMPVET Variable Lifestyle Allocation 70% Subaccount     4,153,874   46,773,694     1,412,604     12,134,487
LMPVET Variable Lifestyle Allocation 85% Subaccount     2,354,080   30,448,961     1,038,354      6,260,505

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount                                          1,564,332   12,745,578     2,003,559      3,966,408
LMPVIT Western Asset Variable High Income Subaccount 20,571,845  137,866,412    14,204,911     38,337,257
MIST American Funds Balanced Allocation Subaccount      191,954    1,710,332       750,255      1,120,758
MIST American Funds Growth Allocation Subaccount        164,607    1,378,905       487,241      1,136,404
MIST American Funds Moderate Allocation Subaccount      137,601    1,275,861       400,161        245,266
MIST Batterymarch Growth and Income Subaccount       14,698,447  295,761,515     4,659,153     30,769,667
MIST BlackRock High Yield Subaccount                 15,928,915  129,338,386    34,741,442     46,108,935
MIST BlackRock Large Cap Core Subaccount              5,359,897   54,789,827     4,440,855     13,301,839
MIST Clarion Global Real Estate Subaccount            7,500,672   97,104,513     8,679,897     18,255,758
MIST Dreman Small Cap Value Subaccount                  910,103   11,676,676     3,157,857      5,384,414
MIST Harris Oakmark International Subaccount          5,333,424   78,024,073     6,172,392     21,762,169
MIST Invesco Small Cap Growth Subaccount                900,829   11,614,976     4,398,466      5,098,976
MIST Janus Forty Subaccount                           7,229,100  530,162,670    16,168,241     72,924,839
MIST Lazard Mid Cap Subaccount                        7,302,824   77,550,675     7,547,936     18,358,856
MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount                                            392,737    3,203,348     3,709,758        665,256
MIST Loomis Sayles Global Markets Subaccount         13,209,244  144,770,736     6,151,078     19,549,731
MIST Lord Abbett Bond Debenture Subaccount            4,524,808   53,535,704     9,198,429     20,153,502
MIST Lord Abbett Mid Cap Value Subaccount             2,999,821   56,445,674     2,617,013     14,351,191
MIST Met/Eaton Vance Floating Rate Subaccount           120,447    1,233,119     3,825,494      3,294,366
MIST Met/Franklin Mutual Shares Subaccount              115,201      912,374       466,254        178,785
MIST Met/Templeton Growth Subaccount                  5,188,905   49,032,221    29,868,473     15,336,016
MIST MetLife Aggressive Strategy Subaccount (a)       5,516,853   57,237,647    63,837,488      5,890,887
MIST MetLife Balanced Strategy Subaccount             2,172,696   16,962,436     1,647,184      3,590,647
MIST MetLife Growth Strategy Subaccount               1,890,882   14,130,383       660,006      3,055,829
MIST MetLife Moderate Strategy Subaccount             1,352,420   11,717,845     2,914,159      4,693,958
MIST MFS Emerging Markets Equity Subaccount           7,979,748   80,906,097     9,691,505     29,212,912
MIST MFS Research International Subaccount           11,063,767  126,375,372    69,273,612     23,128,554
MIST Morgan Stanley Mid Cap Growth Subaccount         1,208,469   12,077,466     1,897,956      5,608,643
MIST Oppenheimer Capital Appreciation Subaccount     46,674,809  323,219,256     2,264,311     39,460,934
MIST PIMCO Inflation Protected Bond Subaccount        9,714,651  105,730,537    30,451,554     29,993,585
MIST PIMCO Total Return Subaccount                   33,213,098  367,541,538    81,171,698    103,680,352
MIST Pioneer Fund Subaccount                          4,532,570   57,450,931    32,832,715     15,544,781
MIST Pioneer Strategic Income Subaccount             20,495,684  200,019,571    44,776,161     82,894,329
MIST RCM Technology Subaccount                        1,995,607    9,862,371    10,102,142      2,408,695
MIST SSgA Growth and Income ETF Subaccount           10,512,460  108,395,895     5,784,552     11,958,435
MIST SSgA Growth ETF Subaccount                      13,265,872  136,816,235     3,559,817     13,447,595
MIST T. Rowe Price Large Cap Value Subaccount         5,615,490  144,299,962     5,184,204     30,174,300
MIST T. Rowe Price Mid Cap Growth Subaccount            377,390    3,118,854     1,467,982      1,381,066
MIST Third Avenue Small Cap Value Subaccount          9,261,542  150,425,470    13,990,743     29,085,095
MIST Turner Mid Cap Growth Subaccount                   193,888    2,357,092       318,147        560,406
MIST Van Kampen Comstock Subaccount                  18,149,939  119,830,086     4,317,008     56,960,674
Morgan Stanley Multi Cap Growth Subaccount               28,034      807,886       130,340        464,848
MSF Barclays Capital Aggregate Bond Index Subaccount  8,971,816   96,920,874     6,457,021     17,664,954
MSF BlackRock Aggressive Growth Subaccount            3,500,755   83,692,292     2,593,950     24,385,549
MSF BlackRock Bond Income Subaccount                  2,273,905  235,183,714    25,414,368     72,574,913
MSF BlackRock Diversified Subaccount                 15,145,298  223,825,109     9,669,720     35,252,707
MSF BlackRock Large Cap Value Subaccount              1,473,377   17,329,656       701,254      3,396,569
MSF BlackRock Legacy Large Cap Growth Subaccount      8,267,061  148,785,501     7,381,913     48,066,419
MSF BlackRock Money Market Subaccount                 3,967,814  396,781,273   233,807,166    279,276,244
MSF Davis Venture Value Subaccount                    3,747,407  123,430,706   103,923,406     26,812,312
MSF FI Value Leaders Subaccount                         573,576  105,893,843     3,085,278     20,983,087
MSF Jennison Growth Subaccount                        3,635,901   41,768,778     1,012,728     14,286,335
MSF Loomis Sayles Small Cap Core Subaccount               6,152    1,331,051     1,186,717        376,878
MSF Met/Artisan Mid Cap Value Subaccount                 11,772    1,825,842       229,714        495,909

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                             SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                         ---------- ------------ ------------- --------------
MSF Met/Dimensional International Small Company
  Subaccount                                                  8,774      129,063        52,337         16,147
MSF MetLife Conservative Allocation Subaccount            3,286,664   35,653,501    14,988,229     15,943,833
MSF MetLife Conservative to Moderate Allocation
  Subaccount                                              7,632,185   83,283,356    14,383,098     20,796,533
MSF MetLife Mid Cap Stock Index Subaccount                  583,437    7,498,537     2,840,744      2,576,937
MSF MetLife Moderate Allocation Subaccount               35,937,456  408,562,622    21,323,252     49,760,172
MSF MetLife Moderate to Aggressive Allocation Subaccount 30,751,797  362,873,343    11,703,171     35,601,111
MSF MetLife Stock Index Subaccount                       24,085,610  690,337,041    32,302,843    127,160,989
MSF MFS Total Return Subaccount                           3,881,624  541,038,598    26,199,704    119,844,936
MSF MFS Value Subaccount                                  5,230,977   66,942,056     6,018,457     15,585,008
MSF Morgan Stanley EAFE Index Subaccount                  5,498,924   88,724,187     2,492,087      8,715,499
MSF Neuberger Berman Genesis Subaccount (a)                   1,687       19,671        19,747             79
MSF Neuberger Berman Mid Cap Value Subaccount               776,294   16,626,007     1,286,293      4,640,716
MSF Oppenheimer Global Equity Subaccount                 21,714,136  336,149,723    18,254,532     54,495,496
MSF Russell 2000 Index Subaccount                         7,369,771   99,969,201     3,089,295     13,914,239
MSF T. Rowe Price Large Cap Growth Subaccount             2,595,527   35,742,189     3,334,131     13,290,766
MSF T. Rowe Price Small Cap Growth Subaccount             6,066,674   80,191,359    12,559,707     22,163,798
MSF Western Asset Management Strategic Bond
  Opportunities Subaccount                                4,607,285   57,737,384    65,321,034     15,604,799
MSF Western Asset Management U.S. Government
  Subaccount                                             12,197,813  145,294,732    17,631,399     42,455,933
Pioneer VCT Cullen Value Subaccount                         999,686   11,118,295       360,632      3,162,214
Pioneer VCT Emerging Markets Subaccount                     649,936   17,282,131     1,717,212      7,385,303
Pioneer VCT Equity Income Subaccount                        940,703   18,816,973     2,189,038      5,076,642
Pioneer VCT Ibbotson Growth Allocation Subaccount        21,412,732  240,364,049    10,101,762     26,912,707
Pioneer VCT Ibbotson Moderate Allocation Subaccount      11,449,159  122,440,370     7,751,937     19,804,556
Pioneer VCT Mid Cap Value Subaccount                      2,059,522   40,503,960     1,552,642     10,599,714
Pioneer VCT Real Estate Shares Subaccount                   762,066   14,318,860     1,430,884      4,144,502
UIF Growth Subaccount                                       365,662    5,314,325       355,091      2,419,759
UIF U.S. Real Estate Subaccount                           1,152,690   17,431,246       575,608      6,910,292
Wells Fargo VT Small Cap Value Subaccount                   386,849    3,591,275       171,353        694,089

(a) For the period May 2, 2011 to December 31, 2011.

This page is intentionally left blank.

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                             ALLIANCEBERNSTEIN GLOBAL
                               ALGER CAPITAL APPRECIATION             THEMATIC GROWTH         AMERICAN FUNDS BOND
                                               SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                               ----------------------------- --------------------------- ---------------------------
                                    2011             2010          2011          2010          2011          2010
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units beginning of year          2,108,411        2,568,654     1,545,364     1,859,710     6,629,074     5,354,874
Units issued and transferred
  from other funding options       638,403          378,839     1,539,952        67,315     9,924,012     3,203,628
Units redeemed and transferred
  to other funding options        (512,568)        (839,082)   (1,863,932)     (381,661)   (9,903,229)   (1,929,428)
                               ------------ ---------------- ------------- ------------- ------------- -------------
Units end of year                2,234,246        2,108,411     1,221,384     1,545,364     6,649,857     6,629,074
                               ============ ================ ============= ============= ============= =============

                                            AMERICAN FUNDS                                    DREYFUS SOCIALLY RESPONSIBLE
                                             GROWTH-INCOME    DELAWARE VIP SMALL CAP VALUE                          GROWTH
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                               ------------------------------ ------------------------------- -------------------------------
                                       2011           2010          2011              2010       2011                 2010
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units beginning of year         266,085,972    305,682,875    10,497,320        11,809,419    480,877              574,094
Units issued and transferred
  from other funding options    248,225,998     14,097,977     4,502,467         1,318,201    100,383               10,491
Units redeemed and transferred
  to other funding options     (301,846,907)   (53,694,880)   (9,184,419)       (2,630,300)   (45,200)            (103,708)
                               --------------- -------------- ------------- ----------------- ---------- --------------------
Units end of year               212,465,063    266,085,972     5,815,368        10,497,320    536,060              480,877
                               =============== ============== ============= ================= ========== ====================

                               DWS II GOVERNMENT & AGENCY                               FIDELITY VIP DYNAMIC CAPITAL
                                               SECURITIES    FIDELITY VIP CONTRAFUND                    APPRECIATION
                                               SUBACCOUNT                 SUBACCOUNT                      SUBACCOUNT
                               -------------------------- ---------------------------- ------------------------------
                                    2011        2010          2011          2010          2011              2010
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units beginning of year          4,693,342    5,472,346    160,809,148   181,273,642     1,800,348         2,259,227
Units issued and transferred
  from other funding options     1,357,214      792,647    102,224,509    15,737,799     1,196,589           317,045
Units redeemed and transferred
  to other funding options        (910,164)  (1,571,651)  (121,307,603)  (36,202,293)   (1,367,123)         (775,924)
                               ------------ ------------- ------------- -------------- ------------- ----------------
Units end of year                5,140,392    4,693,342    141,726,054   160,809,148     1,629,814         1,800,348
                               ============ ============= ============= ============== ============= ================

                                   FTVIPT FRANKLIN INCOME      FTVIPT FRANKLIN RISING    FTVIPT FRANKLIN SMALL-MID CAP
                                               SECURITIES        DIVIDENDS SECURITIES                GROWTH SECURITIES
                                               SUBACCOUNT                  SUBACCOUNT                       SUBACCOUNT
                               ----------------------------- --------------------------- --------------------------------
                                      2011           2010          2011          2010           2011              2010
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units beginning of year         29,222,902     30,320,651    16,928,302    18,663,538     31,824,896        38,242,323
Units issued and transferred
  from other funding options    30,227,388      9,664,076     2,332,749     1,232,722     17,928,671         2,285,035
Units redeemed and transferred
  to other funding options     (36,521,497)   (10,761,825)   (3,709,890)   (2,967,958)   (24,024,504)       (8,702,462)
                               -------------- -------------- ------------- ------------- -------------- -----------------
Units end of year               22,928,793     29,222,902    15,551,161    16,928,302     25,729,063        31,824,896
                               ============== ============== ============= ============= ============== =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                              AMERICAN FUNDS
 AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION     AMERICAN FUNDS GROWTH
                   SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT
------------------------------- --------------------------- ---------------------------
     2011             2010          2011           2010         2011          2010
--------------- --------------- ------------- ------------- ------------ --------------
 115,240,903      130,525,259     2,635,611     1,997,395    282,002,413   323,767,342
 105,424,559       10,765,450     3,287,168     1,243,457    257,694,615    20,613,179
(128,169,701)     (26,049,806)   (4,299,754)     (605,241)  (312,988,361)  (62,378,108)
--------------- --------------- ------------- ------------- ------------ --------------
   92,495,761     115,240,903     1,623,025     2,635,611    226,708,667   282,002,413
=============== =============== ============= ============= ============ ==============

                            DWS II DREMAN SMALL MID CAP
  DWS I CAPITAL GROWTH                            VALUE      DWS II GLOBAL THEMATIC
            SUBACCOUNT                       SUBACCOUNT                  SUBACCOUNT
--------------------------- ------------------------------ --------------------------
  2011            2010          2011             2010         2011         2010
----------- --------------- ------------- ---------------- ------------ ------------
 7,420,886     8,917,378     5,549,304        6,769,158    2,895,029    3,417,264
 2,521,070       223,817       193,843          271,638      104,704      247,409
(1,450,035)   (1,720,309)   (1,077,510)      (1,491,492)    (780,068)    (769,644)
----------- --------------- ------------- ---------------- ------------ ------------
 8,491,921     7,420,886     4,665,637        5,549,304    2,219,665    2,895,029
=========== =============== ============= ================ ============ ============

FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME       FIDELITY VIP MID CAP
                SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
----------------------------- ------------------------ -----------------------------
    2011           2010          2011          2010           2011        2010
------------- -------------- ------------- ------------ -------------- -------------
 87,497,260    108,541,676    11,343,721    14,725,421    150,237,224   163,964,353
 14,784,785      7,103,254     1,060,190     1,254,717     89,130,981    17,556,588
(24,204,093)   (28,147,670)   (2,504,036)   (4,636,417)  (107,512,638)  (31,283,717)
------------- -------------- ------------- -----------  -------------- -------------
 78,077,952     87,497,260     9,899,875    11,343,721    131,855,567   150,237,224
============= ============== ============= ===========  ============== =============

     FTVIPT MUTUAL SHARES    FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON FOREIGN
               SECURITIES             MARKETS SECURITIES                    SECURITIES
               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
------------------------- ------------------------------ -----------------------------
    2011          2010          2011             2010           2011           2010
------------ ------------- ------------- ---------------- -------------- -------------
 36,409,020    42,535,689    14,717,477       15,673,026     84,974,211     97,704,725
 36,436,514     2,874,422     2,555,899        3,972,448     65,570,772      8,354,795
(46,445,884)   (9,001,091)   (3,936,332)      (4,927,997)   (81,377,494)   (21,085,309)
------------ ------------- ------------- ---------------- -------------- -------------
 26,399,650    36,409,020    13,337,044       14,717,477     69,167,489     84,974,211
============ ============= ============= ================ ============== =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                               INVESCO V.I.
                                                                 GOVERNMENT
                               INVESCO V.I. DIVIDEND GROWTH      SECURITIES    INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT      SUBACCOUNT                    SUBACCOUNT
                               ------------------------------- --------------- -----------------------------
                                     2011              2010         2011 (a)         2011            2010
                               ------------- ----------------- --------------- ------------- ---------------
Units beginning of year          1,892,620         2,297,823              --     6,211,524       6,684,139
Units issued and transferred
  from other funding options     1,825,973           103,967      22,126,396     6,229,384         100,964
Units redeemed and transferred
  to other funding options      (2,241,331)         (509,170)     (5,872,073)   (9,734,636)       (573,579)
                               ------------- ----------------- --------------- ------------- ---------------
Units end of year                1,477,262         1,892,620      16,254,323     2,706,272       6,211,524
                               ============= ================= =============== ============= ===============

                                   INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
                                         EQUITY AND INCOME          GROWTH AND INCOME       JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                               --------------------------- ----------------------------- ----------------------------
                                       2011           2010           2011        2010           2011          2010
                               --------------- ----------- -------------- -------------- -------------- -------------
Units beginning of year          95,244,297    106,877,677     95,521,755 114,335,077     20,137,778    24,776,585
Units issued and transferred
  from other funding options     95,644,293      6,460,327     89,918,227   3,667,863     17,474,244       644,357
Units redeemed and transferred
  to other funding options     (120,798,767)   (18,093,707) (113,007,967) (22,481,185)   (21,954,768)   (5,283,164)
                               --------------- -------------------------- -------------- -------------- -------------
Units end of year                70,089,823     95,244,297     72,432,015  95,521,755     15,657,254    20,137,778
                               =============== =========== ============== ============== ============== =============

                                                                                               LMPVET CLEARBRIDGE
                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE    VARIABLE FUNDAMENTAL
                                     VARIABLE APPRECIATION VARIABLE EQUITY INCOME BUILDER           ALL CAP VALUE
                                                SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                               --------------------------- ------------------------------ --------------------------
                                    2011           2010         2011            2010         2011          2010
                               --------------- ----------- -------------- --------------- ----------- --------------
Units beginning of year         340,812,870    397,735,990   117,810,538    135,980,347   360,564,870  428,072,804
Units issued and transferred
  from other funding options    309,947,399      9,841,982   158,397,686      3,424,954   290,684,689   10,359,708
Units redeemed and transferred
  to other funding options     (386,299,867)   (66,765,102) (159,721,533)   (21,594,763) (362,217,473) (77,867,642)
                               --------------- ----------- -------------- --------------- ----------- --------------
Units end of year               264,460,402    340,812,870   116,486,691    117,810,538   289,032,086  360,564,870
                               =============== =========== ============== =============== =========== ==============

                                       LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE
                                VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS                ALLOCATION 50%
                                               SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ---------------------------- -----------------------------
                                    2011           2010           2011          2010           2011           2010
                               -------------- -------------- -------------- ------------- -------------- --------------
Units beginning of year          46,003,583     54,202,034     28,992,998    35,265,807     69,091,278     82,791,698
Units issued and transferred
  from other funding options     37,710,988      3,170,049     14,833,181     1,056,029     66,066,579      2,236,843
Units redeemed and transferred
  to other funding options      (45,183,851)   (11,368,500)   (20,516,168)   (7,328,838)   (80,355,487)   (15,937,263)
                               -------------- -------------- -------------- ------------- -------------- --------------
Units end of year                38,530,720     46,003,583     23,310,011    28,992,998     54,802,370     69,091,278
                               ============== ============== ============== ============= ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

                                                       INVESCO V.I.
                            INVESCO V.I. VAN KAMPEN      VAN KAMPEN
INVESCO V.I. UTILITIES               CAPITAL GROWTH        COMSTOCK
            SUBACCOUNT                   SUBACCOUNT      SUBACCOUNT
------------------------- ---------------------------- ---------------
     2011         2010           2011          2010         2011 (a)
------------ ------------ -------------- ------------- ---------------
1,414,907    1,703,060     12,335,955    15,018,782              --
  247,175      111,874     12,269,424       228,779       9,856,127
 (411,386)    (400,027)   (13,815,547)   (2,911,606)     (1,289,345)
------------ ------------ -------------- ------------- ---------------
1,250,696    1,414,907     10,789,832    12,335,955       8,566,782
============ ============ ============== ============= ===============

                                                              LMPVET CLEARBRIDGE
      JANUS ASPEN OVERSEAS     JANUS ASPEN WORLDWIDE  VARIABLE AGGRESSIVE GROWTH
                SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
----------------------------- ---------------------- -----------------------------
       2011           2010         2011         2010        2011             2010
-------------- -------------- ------------ --------- -------------- --------------
 40,655,745     43,929,512    1,013,409    1,215,231   443,390,285     532,331,659
 10,693,648      7,994,395      110,707      148,447   364,838,748      12,365,594
(15,536,769)   (11,268,162)    (258,979)    (350,269) (461,399,385)   (101,306,968)
-------------- -------------- ------------ --------- -------------- --------------
 35,812,624     40,655,745      865,137    1,013,409   346,829,648     443,390,285
============== ============== ============ ========= ============== ==============

         LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
  VARIABLE LARGE CAP GROWTH   VARIABLE LARGE CAP VALUE         VARIABLE MID CAP CORE
                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
--------------------------- ----------------------------- ---------------------------
        2011           2010           2011         2010           2011           2010
--------------- ----------- -------------- -------------- -------------- ------------
 107,663,025    128,748,339    129,276,662  153,410,278     39,617,087     49,070,208
  89,771,823      3,616,748    102,779,112    3,910,204     37,410,512      1,122,136
(109,458,439)   (24,702,062)  (125,230,071) (28,043,820)   (47,886,267)   (10,575,257)
--------------- -------------------------- -------------- -------------- ------------
  87,976,409    107,663,025    106,825,703  129,276,662     29,141,332     39,617,087
=============== =========== ============== ============== ============== ============

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE               LMPVIT WESTERN ASSET
           ALLOCATION 70%               ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
               SUBACCOUNT                   SUBACCOUNT                         SUBACCOUNT
---------------------------- ---------------------------- ----------------------------------
       2011          2010           2011          2010          2011                 2010
-------------- ------------- -------------- ------------- ------------- --------------------
 44,663,513    52,457,087     28,603,564    33,143,582     8,965,094           10,569,292
 41,201,406       773,260     27,345,370       687,853     8,265,431            1,299,895
(49,969,596)   (8,566,834)   (31,765,420)   (5,227,871)   (9,948,533)          (2,904,093)
-------------- ------------- -------------- ------------- ------------- --------------------
 35,895,323    44,663,513     24,183,514    28,603,564     7,281,992            8,965,094
============== ============= ============== ============= ============= ====================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                      LMPVIT WESTERN ASSET        MIST AMERICAN FUNDS        MIST AMERICAN FUNDS
                                      VARIABLE HIGH INCOME        BALANCED ALLOCATION          GROWTH ALLOCATION
                                                SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                               ------------------------------ -------------------------- --------------------------
                                       2011           2010          2011         2010          2011         2010
                               --------------- -------------- ------------- ------------ ------------- ------------
Units beginning of year          85,709,100    102,925,900     2,241,816    1,066,350     2,314,410      860,371
Units issued and transferred
  from other funding options     83,334,725      4,380,323       771,778    1,623,764       586,831    1,962,971
Units redeemed and transferred
  to other funding options     (102,140,522)   (21,597,123)   (1,170,095)    (448,298)   (1,320,845)    (508,932)
                               --------------- -------------- ------------- ------------ ------------- ------------
Units end of year                66,903,303     85,709,100     1,843,499    2,241,816     1,580,396    2,314,410
                               =============== ============== ============= ============ ============= ============

                                           MIST BLACKROCK
                                           LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE    MIST DREMAN SMALL CAP VALUE
                                               SUBACCOUNT                         SUBACCOUNT                     SUBACCOUNT
                               ----------------------------- ---------------------------------- ------------------------------
                                      2011           2010           2011                2010           2011            2010
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units beginning of year         54,907,593     63,249,054     89,036,157          98,568,292     11,051,153      11,126,251
Units issued and transferred
  from other funding options    51,473,923      4,122,594     63,202,917          11,778,873      9,501,490       4,396,724
Units redeemed and transferred
  to other funding options     (60,012,657)   (12,464,055)   (74,830,231)        (21,311,008)   (11,211,410)     (4,471,822)
                               -------------- -------------- -------------- ------------------- -------------- ---------------
Units end of year               46,368,859     54,907,593     77,408,843          89,036,157      9,341,233      11,051,153
                               ============== ============== ============== =================== ============== ===============

                                                             MIST LEGG MASON CLEARBRIDGE    MIST LOOMIS SAYLES GLOBAL
                                      MIST LAZARD MID CAP              AGGRESSIVE GROWTH                      MARKETS
                                               SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ------------------------------ ----------------------------
                                      2011           2010         2011              2010          2011           2010
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units beginning of year         55,785,950     64,642,037      243,732           206,409    33,062,109     43,268,117
Units issued and transferred
  from other funding options    24,342,611      6,070,882    5,358,034           615,192     2,208,287      2,467,567
Units redeemed and transferred
  to other funding options     (30,030,016)   (14,926,969)    (960,807)         (577,869)   (5,145,956)   (12,673,575)
                               -------------- -------------- ------------ ----------------- ------------- --------------
Units end of year               50,098,545     55,785,950    4,640,959           243,732    30,124,440     33,062,109
                               ============== ============== ============ ================= ============= ==============

                                                                                          MIST METLIFE
                               MIST MET/FRANKLIN MUTUAL                                     AGGRESSIVE
                                                 SHARES      MIST MET/TEMPLETON GROWTH        STRATEGY
                                             SUBACCOUNT                     SUBACCOUNT      SUBACCOUNT
                               --------------------------- ---------------------------- ---------------
                                     2011          2010           2011       2010 (b)        2011 (a)
                               ------------- ------------- -------------- ------------- ---------------
Units beginning of year           849,530       658,147     31,582,017            --              --
Units issued and transferred
  from other funding options    1,587,454       292,413     55,474,414    36,048,865      61,329,579
Units redeemed and transferred
  to other funding options     (1,343,233)     (101,030)   (41,194,266)   (4,466,848)     (7,267,316)
                               ------------- ------------- -------------- ------------- ---------------
Units end of year               1,093,751       849,530     45,862,165    31,582,017      54,062,263
                               ============= ============= ============== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

   MIST AMERICAN FUNDS           MIST BATTERYMARCH
   MODERATE ALLOCATION           GROWTH AND INCOME     MIST BLACKROCK HIGH YIELD
            SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT
------------------------- --------------------------- -----------------------------
     2011         2010          2011          2010           2011           2010
------------ ------------ ------------- ------------- -------------- --------------
1,184,260      664,781    13,146,573    14,486,682     72,671,332     52,060,128
  396,221      808,378       325,646       356,006     40,297,898     40,939,185
 (263,692)    (288,899)   (1,628,586)   (1,696,115)   (50,476,658)   (20,327,981)
------------ ------------ ------------- ------------- -------------- --------------
1,316,789    1,184,260    11,843,633    13,146,573     62,492,572     72,671,332
============ ============ ============= ============= ============== ==============

       MIST HARRIS OAKMARK
             INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH              MIST JANUS FORTY
                SUBACCOUNT                       SUBACCOUNT                    SUBACCOUNT
----------------------------- -------------------------------- -----------------------------
       2011           2010          2011               2010           2011           2010
-------------- -------------- ------------- ------------------ -------------- --------------
 59,047,438     65,954,572     8,936,088          7,370,837    130,954,529    178,453,861
 49,612,720      9,563,786     9,597,322          5,167,753     46,190,455     12,501,286
(59,624,839)   (16,470,920)   (9,913,540)        (3,602,502)   (65,071,275)   (60,000,618)
-------------- -------------- ------------- ------------------ -------------- --------------
 49,035,319     59,047,438     8,619,870          8,936,088    112,073,709    130,954,529
============== ============== ============= ================== ============== ==============

     MIST LORD ABBETT BOND      MIST LORD ABBETT MID CAP     MIST MET/EATON VANCE
                 DEBENTURE                         VALUE            FLOATING RATE
                SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT
----------------------------- ----------------------------- ------------------------
       2011           2010           2011           2010          2011    2010 (b)
-------------- -------------- -------------- -------------- ------------- ----------
 40,480,659     45,437,764     59,583,746     70,579,098       711,474         --
 36,053,228      5,964,875     55,919,253      5,046,852     4,730,873    746,338
(44,031,249)   (10,921,980)   (66,859,725)   (16,042,204)   (4,227,497)   (34,864)
-------------- -------------- -------------- -------------- ------------- ----------
 32,502,638     40,480,659     48,643,274     59,583,746     1,214,850    711,474
============== ============== ============== ============== ============= ==========

   MIST METLIFE BALANCED         MIST METLIFE GROWTH       MIST METLIFE MODERATE
                STRATEGY                    STRATEGY                    STRATEGY
              SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
21,057,825    23,223,388    18,635,211    22,113,186    13,603,309    13,266,871
 1,162,148       821,968       331,684       314,170     2,197,858     1,872,377
(2,747,261)   (2,987,531)   (2,271,250)   (3,792,145)   (3,704,607)   (1,535,939)
------------- ------------- ------------- ------------- ------------- -------------
19,472,712    21,057,825    16,695,645    18,635,211    12,096,560    13,603,309
============= ============= ============= ============= ============= =============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                MIST MFS EMERGING MARKETS             MIST MFS RESEARCH          MIST MORGAN STANLEY
                                                   EQUITY                 INTERNATIONAL               MID CAP GROWTH
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                               ----------------------------- ----------------------------- ----------------------------
                                      2011           2010           2011           2010           2011          2010
                               -------------- -------------- -------------- -------------- -------------- -------------
Units beginning of year         40,055,591     45,575,766     48,036,599     57,249,025     11,758,200    15,136,307
Units issued and transferred
  from other funding options    35,785,519      6,110,741     74,378,829      4,870,205     10,851,231       779,332
Units redeemed and transferred
  to other funding options     (43,026,471)   (11,630,916)   (44,825,929)   (14,082,631)   (13,363,298)   (4,157,439)
                               -------------- -------------- -------------- -------------- -------------- -------------
Units end of year               32,814,639     40,055,591     77,589,499     48,036,599      9,246,133    11,758,200
                               ============== ============== ============== ============== ============== =============

                                       MIST PIONEER FUND MIST PIONEER STRATEGIC INCOME        MIST RCM TECHNOLOGY
                                              SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                               ------------------------- -------------------------------- --------------------------
                                      2011          2010           2011           2010          2011      2010 (b)
                               -------------- ---------- -------------- ----------------- ------------- ------------
Units beginning of year         30,744,777    35,071,315    163,592,465    167,562,465     1,999,423           --
Units issued and transferred
  from other funding options    45,644,359     1,983,515    122,782,751     34,080,328    11,038,370    2,350,355
Units redeemed and transferred
  to other funding options     (32,867,420)   (6,310,053)  (151,615,685)   (38,050,328)   (2,529,444)    (350,932)
                               -------------- ------------------------- ----------------- ------------- ------------
Units end of year               43,521,716    30,744,777    134,759,531    163,592,465    10,508,349    1,999,423
                               ============== ========== ============== ================= ============= ============

                               MIST T. ROWE PRICE MID CAP    MIST THIRD AVENUE SMALL CAP
                                                   GROWTH                          VALUE    MIST TURNER MID CAP GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                               ----------------------------- ------------------------------ -----------------------------
                                     2011            2010           2011            2010         2011             2010
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units beginning of year         2,637,941       2,174,650    118,085,929     135,415,681    1,767,559        2,403,026
Units issued and transferred
  from other funding options    2,203,292         963,948     78,832,566       8,241,820      222,677          115,906
Units redeemed and transferred
  to other funding options     (1,966,931)       (500,657)   (94,189,121)    (25,571,572)    (337,762)        (751,373)
                               ------------- --------------- -------------- --------------- ------------ ----------------
Units end of year               2,874,302       2,637,941    102,729,374     118,085,929    1,652,474        1,767,559
                               ============= =============== ============== =============== ============ ================

                                  MSF BLACKROCK AGGRESSIVE
                                                    GROWTH  MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED
                                                SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                               --------------------------- ----------------------------- -----------------------------
                                       2011           2010           2011        2010           2011           2010
                               --------------- ----------- -------------- -------------- -------------- --------------
Units beginning of year         116,770,017    136,340,583    225,736,980  254,242,025    118,061,128    141,009,077
Units issued and transferred
  from other funding options     95,970,287      7,706,233    158,016,694   24,492,753     10,254,747      5,527,923
Units redeemed and transferred
  to other funding options     (116,934,899)   (27,276,799)  (198,362,000) (52,997,798)   (22,781,035)   (28,475,872)
                               --------------- ----------- -------------- -------------- -------------- --------------
Units end of year                95,805,405    116,770,017    185,391,674  225,736,980    105,534,840    118,061,128
                               =============== =========== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

  MIST OPPENHEIMER CAPITAL         MIST PIMCO INFLATION
              APPRECIATION               PROTECTED BOND     MIST PIMCO TOTAL RETURN
                SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
----------------------------- ------------------------- ------------------------------
       2011           2010           2011          2010            2011        2010
-------------- -------------- ------------- ----------- --------------- --------------
370,415,704    431,970,938     84,809,882    85,594,721     285,034,968  309,041,939
 22,718,995     18,814,014     81,258,980    20,671,578     267,862,443   53,577,555
(61,536,391)   (80,369,248)   (84,811,309)  (21,456,417)   (292,794,435) (77,584,526)
-------------- -------------- ------------- ----------- --------------- --------------
331,598,308    370,415,704     81,257,553    84,809,882     260,102,976  285,034,968
============== ============== ============= =========== =============== ==============

MIST SSGA GROWTH AND INCOME                               MIST T. ROWE PRICE LARGE CAP
                        ETF          MIST SSGA GROWTH ETF                        VALUE
                 SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
------------------------------ -------------------------- -------------------------------
       2011            2010           2011           2010           2011          2010
-------------- --------------- -------------- ----------- -------------- ----------------
110,185,544     118,121,815    142,607,091    151,971,206    153,267,618    178,302,083
  5,350,636       6,399,672      7,773,698      9,226,882    126,485,432      8,438,483
(13,241,302)    (14,335,943)   (17,293,082)   (18,590,997)  (151,168,289)   (33,472,948)
-------------- --------------- -------------- ----------- -------------- ----------------
102,294,878     110,185,544    133,087,707    142,607,091    128,584,761    153,267,618
============== =============== ============== =========== ============== ================

                               MORGAN STANLEY MULTI CAP    MSF BARCLAYS CAPITAL AGGREGATE
   MIST VAN KAMPEN COMSTOCK                      GROWTH                        BOND INDEX
                 SUBACCOUNT                  SUBACCOUNT                        SUBACCOUNT
------------------------------ --------------------------- ---------------------------------
        2011           2010          2011          2010          2011                2010
--------------- -------------- ------------- ------------- ------------- -------------------
 178,757,353    212,159,391       877,893       921,618    51,647,712          62,894,452
 160,196,705      6,094,947       865,238       129,304     3,228,498           3,441,205
(201,024,747)   (39,496,985)   (1,059,640)     (173,029)   (9,608,025)        (14,687,945)
--------------- -------------- ------------- ------------- ------------- -------------------
 137,929,311    178,757,353       683,491       877,893    45,268,185          51,647,712
=============== ============== ============= ============= ============= ===================

                                   MSF BLACKROCK LEGACY
MSF BLACKROCK LARGE CAP VALUE          LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
                   SUBACCOUNT                SUBACCOUNT                      SUBACCOUNT
----------------------------- -------------------------- -------------------------------
      2011               2010          2011        2010           2011            2010
------------- --------------- ------------- ------------ -------------- ----------------
15,747,692         18,388,146   232,943,584  278,436,667   390,620,368     292,409,144
   698,899          1,312,882   181,176,484    6,729,530   476,826,492     419,479,748
(2,918,209)        (3,953,336) (216,847,587) (52,222,613) (511,848,766)   (321,268,524)
------------- --------------- -------------- ----------- -------------- ----------------
13,528,382         15,747,692   197,272,481  232,943,584   355,598,094     390,620,368
============= =============== ============== =========== ============= ================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                   MSF DAVIS VENTURE VALUE           MSF FI VALUE LEADERS            MSF JENNISON GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          39,290,500     46,272,413     77,016,714      90,780,311     76,713,717      92,196,381
Units issued and transferred
  from other funding options     96,208,204      2,849,938     53,370,473       2,165,185     72,566,487       1,803,749
Units redeemed and transferred
  to other funding options      (39,110,852)    (9,831,851)   (67,002,902)    (15,928,782)   (88,790,634)    (17,286,413)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                96,387,852     39,290,500     63,384,285      77,016,714     60,489,570      76,713,717
                               =============== ============== ============== =============== ============== ===============

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MID CAP STOCK
                                                ALLOCATION            MODERATE ALLOCATION                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          32,850,961     30,329,127     81,246,395      86,062,934      6,949,687       6,859,089
Units issued and transferred
  from other funding options     33,765,680     12,932,554     31,579,761      13,790,616      2,781,003       1,915,010
Units redeemed and transferred
  to other funding options      (34,800,276)   (10,410,720)   (37,687,409)    (18,607,155)    (2,862,923)     (1,824,412)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                31,816,365     32,850,961     75,138,747      81,246,395      6,867,767       6,949,687
                               =============== ============== ============== =============== ============== ===============

                                                                                                 MSF MORGAN STANLEY EAFE
                                      MSF MFS TOTAL RETURN                  MSF MFS VALUE                          INDEX
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year         365,263,272    424,517,109     55,157,576      58,644,242     39,250,929      48,947,939
Units issued and transferred
  from other funding options    283,119,661     17,845,189     33,120,541       8,621,095      2,117,134       2,927,357
Units redeemed and transferred
  to other funding options     (347,596,626)   (77,099,026)   (40,084,773)    (12,107,761)    (6,168,106)    (12,624,367)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year               300,786,307    365,263,272     48,193,344      55,157,576     35,199,957      39,250,929
                               =============== ============== ============== =============== ============== ===============

                                                              MSF T. ROWE PRICE LARGE CAP    MSF T. ROWE PRICE SMALL CAP
                                    MSF RUSSELL 2000 INDEX                         GROWTH                         GROWTH
                                                SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                               ------------------------------ ------------------------------ ------------------------------
                                       2011           2010           2011            2010           2011            2010
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units beginning of year          41,489,141     52,166,793     45,753,740      53,594,235     76,912,938      84,858,983
Units issued and transferred
  from other funding options      2,697,285      4,873,800     35,502,982       5,286,363     37,828,196      13,139,178
Units redeemed and transferred
  to other funding options       (6,897,307)   (15,551,452)   (44,134,729)    (13,126,858)   (43,679,666)    (21,085,223)
                               --------------- -------------- -------------- --------------- -------------- ---------------
Units end of year                37,289,119     41,489,141     37,121,993      45,753,740     71,061,468      76,912,938
                               =============== ============== ============== =============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

            MSF LOOMIS SAYLES         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
               SMALL CAP CORE                           VALUE    INTERNATIONAL SMALL COMPANY
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011          2010 (b)          2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
       192,214        123,912      1,029,255               --         63,743          53,278
       503,095        108,633      1,063,204        1,304,952        100,017          38,421
      (273,434)       (40,331)    (1,173,615)        (275,697)       (80,927)        (27,956)
----------------- -------------- -------------- ---------------- -------------- ---------------
       421,875        192,214        918,844        1,029,255         82,833          63,743
================= ============== ============== ================ ============== ===============

         MSF METLIFE MODERATE         MSF METLIFE MODERATE TO
                   ALLOCATION           AGGRESSIVE ALLOCATION        MSF METLIFE STOCK INDEX
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010             2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
   393,118,303    422,006,805    343,766,439      385,002,457      752,977,742     956,309,555
    73,459,725     44,353,655     42,817,441       27,755,862       85,985,098      40,443,876
  (100,741,870)   (73,242,157)   (66,390,615)     (68,991,880)    (178,658,782)   (243,775,689)
----------------- -------------- -------------- ---------------- -------------- ---------------
   365,836,158    393,118,303    320,193,265      343,766,439      660,304,058     752,977,742
================= ============== ============== ================ ============== ===============

 MSF NEUBERGER          MSF NEUBERGER BERMAN          MSF OPPENHEIMER GLOBAL
BERMAN GENESIS                 MID CAP VALUE                          EQUITY
    SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
----------------- ----------------------------- -------------------------------
       2011 (a)          2011           2010             2011           2010
----------------- -------------- -------------- ---------------- --------------
            --     11,259,940     13,067,556      355,293,700    410,567,773
        12,540      9,927,449        335,670      112,061,168     24,058,567
            (1)   (11,890,571)    (2,143,286)    (147,867,280)   (79,332,640)
----------------- -------------- ------------------------------- --------------
        12,539      9,296,818     11,259,940      319,487,588    355,293,700
================= ============== ============== ================ ==============

 MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
 STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT       PIONEER VCT CULLEN VALUE
                   SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
-------------------------------- ------------------------------- ------------------------------
          2011           2010           2011             2010           2011            2010
----------------- -------------- -------------- ---------------- -------------- ---------------
     3,494,208      3,762,287     125,335,567      140,576,689     13,452,820      14,948,808
    49,512,412        926,122     104,919,656       22,522,652        420,189         675,912
   (13,329,968)    (1,194,201)   (128,460,959)     (37,763,774)    (3,016,121)     (2,171,900)
----------------- -------------- -------------- ---------------- -------------- ---------------
    39,676,652      3,494,208     101,794,264      125,335,567     10,856,888      13,452,820
================= ============== ============== ================ ============== ===============

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                            PIONEER VCT IBBOTSON GROWTH
                               PIONEER VCT EMERGING MARKETS    PIONEER VCT EQUITY INCOME                     ALLOCATION
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         8,376,046         9,315,020     14,712,580    16,094,477    221,599,749     235,330,904
Units issued and transferred
  from other funding options      974,984           928,345      1,452,330     1,325,538      7,579,123       6,888,680
Units redeemed and transferred
  to other funding options     (2,846,272)       (1,867,319)    (3,389,099)   (2,707,435)   (22,360,030)    (20,619,835)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,504,758         8,376,046     12,775,811    14,712,580    206,818,842     221,599,749
                               ============= ================= ============== ============= ============== ===============

                                                                                                         WELLS FARGO VT
                                                 UIF GROWTH         UIF U.S. REAL ESTATE                SMALL CAP VALUE
                                                 SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                               ------------------------------- ---------------------------- ------------------------------
                                     2011              2010           2011          2010           2011            2010
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units beginning of year         7,852,817         9,106,525     16,338,780    20,079,803      2,391,673       2,853,960
Units issued and transferred
  from other funding options    6,260,195           217,061     16,433,965     1,451,787      1,338,898         158,613
Units redeemed and transferred
  to other funding options     (7,721,700)       (1,470,769)   (21,073,980)   (5,192,810)    (1,656,362)       (620,900)
                               ------------- ----------------- -------------- ------------- -------------- ---------------
Units end of year               6,391,312         7,852,817     11,698,765    16,338,780      2,074,209       2,391,673
                               ============= ================= ============== ============= ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

      PIONEER VCT IBBOTSON
       MODERATE ALLOCATION    PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES
                SUBACCOUNT                   SUBACCOUNT                        SUBACCOUNT
----------------------------- ---------------------------- ---------------------------------
       2011           2010           2011          2010          2011                2010
-------------- -------------- -------------- ------------- ------------- -------------------
119,014,176    127,523,679     27,106,926    31,686,148     8,080,999           8,382,574
  5,895,965      9,924,582     17,222,895     1,405,107       742,971           1,199,039
(17,012,069)   (18,434,085)   (22,605,446)   (5,984,329)   (2,111,196)         (1,500,614)
-------------- -------------- -------------- ------------- ------------- -------------------
107,898,072    119,014,176     21,724,375    27,106,926     6,712,774           8,080,999
============== ============== ============== ============= ============= ===================

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portolio, series, or fund for the respective stated periods in the five years ended December 31, 2011:

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Alger Capital Appreciation     2011   2,234,246 1.44 - 1.80   3,906,644            -- 1.55 - 2.65   (3.24) - (2.17)
  Subaccount                   2010   2,108,411 1.49 - 1.84   3,755,704          0.23 1.55 - 2.65    10.70 - 11.89
                               2009   2,568,654 1.34 - 1.65   4,100,549            -- 1.55 - 2.65    46.68 - 48.33
                               2008   2,726,355 0.91 - 1.11   2,946,088            -- 1.55 - 2.65 (46.69) - (46.09)
                               2007   3,117,230 1.71 - 2.06   6,258,265            -- 1.55 - 2.65   (1.42) - 31.11
AllianceBernstein Global       2011   1,221,384 0.70 - 0.72     873,875          0.36 1.65 - 1.90 (24.89) - (24.66)
  Thematic Growth Subaccount   2010   1,545,364 0.94 - 0.96   1,471,499          1.97 1.65 - 1.90    16.42 - 16.57
                               2009   1,859,710 0.80 - 0.82   1,520,169            -- 1.65 - 1.90    50.28 - 50.64
                               2008   1,967,504 0.54 - 0.55   1,068,173            -- 1.65 - 1.90 (48.51) - (48.29)
                               2007   2,675,537 1.04 - 1.05   2,814,482            -- 1.65 - 1.90    17.67 - 17.90
American Funds Bond Subaccount 2011   6,649,857 1.61 - 1.73  11,151,382          3.15 1.40 - 1.90      4.08 - 4.60
  (Commenced 4/28/2008)        2010   6,629,074 1.54 - 1.65  10,629,167          3.26 1.40 - 1.90      4.47 - 4.96
                               2009   5,354,874 1.48 - 1.57   8,185,030          4.01 1.40 - 1.90    10.47 - 11.08
                               2008   1,707,759 1.34 - 1.42   2,375,182          8.67 1.40 - 1.90 (10.75) - (10.45)
American Funds Global          2011  92,495,761 1.23 - 1.92 148,056,485          1.21 0.30 - 2.70  (11.30) - (9.16)
  Growth Subaccount            2010 115,240,903 1.38 - 2.14 206,239,786          1.45 0.30 - 2.70     8.71 - 11.44
                               2009 130,525,259 1.26 - 1.95 212,149,219          1.43 0.30 - 2.70    38.52 - 41.88
                               2008 148,315,752 0.89 - 1.39 171,788,338          1.71 0.30 - 2.70 (40.07) - (38.58)
                               2007 169,495,269 1.47 - 2.30 321,760,742          2.69 0.30 - 2.70   (4.70) - 14.13
American Funds Global Small    2011   1,623,025 2.32 - 2.48   3,907,280          1.46 1.40 - 1.90 (20.66) - (20.26)
  Capitalization Subaccount    2010   2,635,611 2.92 - 3.11   7,972,844          1.81 1.40 - 1.90    20.08 - 20.69
  (Commenced 4/28/2008)        2009   1,997,395 2.43 - 2.58   5,011,389          0.46 1.40 - 1.90    58.31 - 59.01
                               2008     638,633 1.54 - 1.62   1,017,332            -- 1.40 - 1.90 (49.55) - (49.38)
American Funds Growth          2011 226,708,667 1.06 - 1.69 323,137,038          0.58 0.30 - 2.70   (6.83) - (4.57)
  Subaccount                   2010 282,002,413 1.14 - 1.80 428,158,662          0.70 0.30 - 2.70    15.51 - 18.38
                               2009 323,767,342 0.99 - 1.54 421,186,273          0.66 0.30 - 2.70    35.68 - 38.90
                               2008 359,615,200 0.72 - 1.13 341,207,267          0.78 0.30 - 2.70 (45.51) - (44.10)
                               2007 404,396,586 1.30 - 2.04 695,771,349          0.76 0.30 - 2.70     1.50 - 11.72
American Funds                 2011 212,465,063 1.00 - 1.46 275,594,046          1.43 0.30 - 2.75   (4.48) - (2.15)
  Growth-Income Subaccount     2010 266,085,972 1.04 - 1.51 358,904,564          1.43 0.30 - 2.75     8.45 - 11.08
                               2009 305,682,875 0.95 - 1.38 376,941,251          1.60 0.30 - 2.75    27.57 - 30.86
                               2008 341,874,694 0.73 - 1.07 327,273,662          1.64 0.30 - 2.75 (39.52) - (38.03)
                               2007 401,435,769 1.20 - 1.75 629,811,177          1.45 0.30 - 2.75    (3.07) - 4.36
Delaware VIP Small Cap         2011   5,815,368 1.66 - 3.04  12,653,755          0.67 0.30 - 1.30   (2.60) - (1.66)
  Value Subaccount             2010  10,497,320 1.69 - 3.10  24,258,561          0.66 0.30 - 2.60    28.92 - 31.90
                               2009  11,809,419 1.28 - 2.36  21,004,334          1.02 0.30 - 2.60    28.40 - 31.49
                               2008  13,377,371 0.98 - 1.80  18,558,123          0.81 0.30 - 2.60 (31.67) - (30.11)
                               2007  16,388,529 1.40 - 2.58  33,497,643          0.53 0.30 - 2.60  (13.94) - (7.16)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
Dreyfus Socially Responsible 2011     536,060 1.05 - 1.29     663,326          0.67 1.55 - 2.65   (1.95) - (0.92)
  Growth Subaccount          2010     480,877 1.08 - 1.30     602,610          0.73 1.55 - 2.65    11.51 - 12.77
                             2009     574,094 0.96 - 1.15     639,903          0.64 1.55 - 2.65    29.92 - 31.39
                             2008     582,742 0.74 - 0.88     495,408          0.43 1.55 - 2.65 (36.31) - (35.59)
                             2007     598,700 1.17 - 1.36     792,444          0.27 1.55 - 2.65      4.67 - 5.84
DWS I Capital Growth         2011   8,491,921 1.04 - 1.31  10,582,962          0.36 1.55 - 2.65   (7.23) - (6.23)
  Subaccount                 2010   7,420,886 1.12 - 1.40   9,928,161          0.58 1.55 - 2.65    13.26 - 14.61
                             2009   8,917,378 0.99 - 1.22  10,469,508          1.08 1.55 - 2.65    23.17 - 24.54
                             2008  10,177,735 0.80 - 0.98   9,638,233          0.66 1.55 - 2.65 (34.97) - (34.27)
                             2007  12,449,333 1.23 - 1.49  18,006,933          0.25 1.55 - 2.65   (1.15) - 10.47
DWS II Dreman Small Mid Cap  2011   4,665,637 1.16 - 1.91   8,261,005          0.68 1.55 - 2.65   (8.79) - (7.76)
  Value Subaccount           2010   5,549,304 1.27 - 2.08  10,696,706          0.93 1.55 - 2.65    19.45 - 20.78
                             2009   6,769,158 1.06 - 1.72  10,898,028          1.69 1.55 - 2.65    25.92 - 27.35
                             2008   7,699,706 0.84 - 1.35   9,778,847          1.35 1.55 - 2.65 (35.41) - (34.74)
                             2007   9,139,529 1.31 - 2.07  17,838,953          0.60 1.55 - 2.65    (0.07) - 1.13
DWS II Global Thematic       2011   2,219,665 1.00 - 1.45   3,026,970          0.24 1.55 - 2.65 (16.91) - (15.95)
  Subaccount                 2010   2,895,029 1.21 - 1.72   4,734,517          0.62 1.55 - 2.65    10.27 - 11.51
                             2009   3,417,264 1.09 - 1.55   5,030,435          1.26 1.55 - 2.65    39.48 - 41.06
                             2008   3,883,900 0.78 - 1.10   4,073,603          1.13 1.55 - 2.65 (49.25) - (48.71)
                             2007   4,800,961 1.54 - 2.14   9,874,816          0.24 1.55 - 2.65      3.02 - 4.24
DWS II Government & Agency   2011   5,140,392 1.19 - 1.31   6,487,438          3.81 1.55 - 2.65      4.39 - 5.49
  Securities Subaccount      2010   4,693,342 1.14 - 1.24   5,647,349          4.40 1.55 - 2.65      3.45 - 4.56
                             2009   5,472,346 1.10 - 1.18   6,311,542          4.70 1.55 - 2.65      4.95 - 6.09
                             2008   7,027,315 1.05 - 1.12   7,663,328          4.25 1.55 - 2.65      1.74 - 2.86
                             2007   4,467,580 1.03 - 1.09   4,755,051          4.04 1.55 - 2.65      2.69 - 3.93
Fidelity VIP Contrafund      2011 141,726,054 1.09 - 1.77 223,715,085          0.77 0.30 - 2.70   (5.31) - (3.06)
  Subaccount                 2010 160,809,148 1.15 - 1.85 264,096,436          1.01 0.30 - 2.70    13.91 - 16.63
                             2009 181,273,642 1.00 - 1.61 257,127,712          1.23 0.30 - 2.70    31.90 - 35.08
                             2008 193,501,420 0.76 - 1.21 204,385,840          0.80 0.30 - 2.70 (44.22) - (42.88)
                             2007 213,235,728 1.36 - 2.15 395,591,028          0.78 0.30 - 2.70     1.63 - 16.61
Fidelity VIP Dynamic Capital 2011   1,629,814 0.92 - 1.54   2,068,621            -- 0.30 - 2.50   (5.15) - (3.02)
  Appreciation Subaccount    2010   1,800,348 0.96 - 1.59   2,381,228          0.23 0.30 - 2.50    15.01 - 17.63
                             2009   2,259,227 0.82 - 1.35   2,578,968          0.02 0.30 - 2.50    32.49 - 35.41
                             2008   2,474,553 0.61 - 1.00   2,110,918          0.42 0.30 - 2.50 (42.79) - (41.56)
                             2007   3,119,214 1.06 - 1.74   4,597,424          0.11 0.30 - 2.50    (4.18) - 6.13
Fidelity VIP Equity-Income   2011  78,077,952 1.06 - 2.94 213,824,134          2.43 0.30 - 1.90    (1.18) - 0.67
  Subaccount                 2010  87,497,260 1.07 - 2.95 237,379,610          1.75 0.30 - 1.90    12.67 - 14.86
                             2009 108,541,676 0.95 - 2.60 240,102,941          2.34 0.30 - 1.90    27.47 - 29.73
                             2008 115,661,779 0.74 - 2.02 199,519,894          2.41 0.30 - 1.90 (43.90) - (42.78)
                             2007 132,444,044 1.32 - 3.57 400,892,976          1.74 0.30 - 1.90    (0.65) - 1.22
Fidelity VIP High Income     2011   9,899,875 1.50 - 2.64  25,924,805          6.54 0.60 - 1.30      2.66 - 3.40
  Subaccount                 2010  11,343,721 1.46 - 2.57  28,813,104          7.21 0.30 - 1.30    12.36 - 13.42
                             2009  14,725,421 1.25 - 2.29  31,480,724          8.11 0.30 - 1.30    42.09 - 43.51
                             2008  15,749,612 0.88 - 1.61  23,781,248          8.57 0.30 - 1.30 (25.93) - (25.18)
                             2007  17,441,474 1.18 - 2.17  35,721,575          7.77 0.30 - 1.30    (0.59) - 2.49

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                     ----------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                           UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                     ----------- ----------- ----------- ------------- ----------- -------------------
Fidelity VIP Mid Cap            2011 131,855,567 1.20 - 2.32 267,439,944          0.02 0.30 - 2.70 (13.21) - (11.08)
  Subaccount                    2010 150,237,224 1.38 - 2.65 346,905,399          0.12 0.30 - 2.70    25.11 - 28.14
                                2009 163,964,353 1.10 - 2.10 298,753,019          0.47 0.30 - 2.70    36.02 - 39.41
                                2008 175,219,157 0.81 - 1.53 232,101,268          0.24 0.30 - 2.70 (41.24) - (39.82)
                                2007 194,928,164 1.37 - 2.57 435,231,658          0.49 0.30 - 2.70   (0.31) - 14.63
FTVIPT Franklin Income          2011  22,928,793 1.18 - 4.81  38,466,998          5.99 1.30 - 2.70    (0.34) - 1.02
  Securities Subaccount         2010  29,222,902 1.18 - 4.77  48,715,164          6.39 1.30 - 2.70     9.65 - 11.21
                                2009  30,320,651 1.08 - 4.29  41,814,022          8.12 1.30 - 2.70    31.95 - 33.84
                                2008  27,781,181 0.82 - 3.21  25,140,094          5.49 1.30 - 2.70 (31.52) - (30.53)
                                2007  28,070,936 1.19 - 1.26  34,418,610          3.38 1.30 - 2.70    (4.04) - 2.40
FTVIPT Franklin Rising          2011  15,551,161 1.14 - 1.54  22,145,063          1.52 1.50 - 2.65      3.20 - 4.38
  Dividends Securities          2010  16,928,302 1.06 - 1.47  23,199,262          1.60 1.50 - 2.65    17.54 - 18.83
  Subaccount                    2009  18,663,538 0.90 - 1.24  21,564,888          1.47 1.50 - 2.65    14.27 - 15.66
                                2008  21,627,695 0.79 - 1.07  21,687,343          1.84 1.50 - 2.65 (29.05) - (28.22)
                                2007  25,791,683 1.10 - 1.50  36,386,985          2.37 1.50 - 2.65   (5.23) - (4.14)
FTVIPT Franklin Small-Mid       2011  25,729,063 0.93 - 1.71  34,957,797            -- 1.25 - 2.75   (7.35) - (5.96)
  Cap Growth Securities         2010  31,824,896 0.99 - 1.83  46,170,327            -- 1.25 - 2.75    24.11 - 26.04
  Subaccount                    2009  38,242,323 0.79 - 1.46  44,113,405            -- 1.25 - 2.75    39.60 - 41.80
                                2008  39,918,390 0.56 - 1.04  32,498,385            -- 1.25 - 2.75 (44.02) - (43.20)
                                2007  46,602,557 1.00 - 1.84  67,189,742            -- 1.25 - 2.75      5.24 - 9.89
FTVIPT Mutual Shares            2011  26,399,650 1.22 - 1.35  33,103,285          2.15 1.40 - 1.90   (2.96) - (2.45)
  Securities Subaccount         2010  36,409,020 1.25 - 1.39  46,886,371          1.53 1.40 - 1.90      9.15 - 9.65
                                2009  42,535,689 1.15 - 1.26  50,121,663          1.91 1.40 - 1.90    23.60 - 24.29
                                2008  47,564,032 0.93 - 1.02  45,238,751          2.96 1.40 - 1.90 (38.26) - (37.99)
                                2007  57,502,398 1.50 - 1.64  88,384,934          1.44 1.40 - 1.90      1.49 - 2.05
FTVIPT Templeton Developing     2011  13,337,044 1.67 - 2.74  25,681,955          0.98 0.30 - 1.80 (17.32) - (16.11)
  Markets Securities Subaccount 2010  14,717,477 2.02 - 3.30  34,095,115          1.60 0.30 - 1.80    15.47 - 17.21
                                2009  15,673,026 1.75 - 2.85  31,239,521          4.01 0.30 - 1.80    69.58 - 72.16
                                2008  14,310,331 1.03 - 3.33  16,745,138          1.88 0.30 - 2.75  (53.56) - (8.93)
                                2007  49,160,016 1.88 - 4.06 152,721,262          2.31 0.30 - 2.75     1.06 - 28.01
FTVIPT Templeton Foreign        2011  69,167,489 1.01 - 1.78  95,843,960          1.72 0.30 - 2.70 (13.04) - (10.86)
  Securities Subaccount         2010  84,974,211 1.16 - 2.03 133,825,834          1.91 0.30 - 2.75      5.44 - 8.03
                                2009  97,704,725 1.10 - 1.90 144,240,071          3.43 0.30 - 2.75    33.29 - 36.64
                                2008 111,025,532 0.82 - 1.41 121,590,564          2.41 0.30 - 2.75 (41.99) - (40.56)
                                2007 128,820,623 1.42 - 2.41 240,864,853          1.97 0.30 - 2.75     0.36 - 14.76
Invesco V.I. Dividend           2011   1,477,262 0.91 - 1.10   1,552,411          1.48 1.60 - 2.50   (2.58) - (1.70)
  Growth Subaccount             2010   1,892,620 0.93 - 1.12   2,026,368          1.54 1.60 - 2.50      7.49 - 8.45
                                2009   2,297,823 0.86 - 1.03   2,276,427          1.75 1.60 - 2.50    20.90 - 22.06
                                2008   2,424,014 0.71 - 0.84   1,981,211          0.42 1.60 - 2.50 (38.06) - (37.51)
                                2007   2,901,396 1.19 - 1.35   3,816,301          1.01 1.60 - 2.50    (5.62) - 2.27
Invesco V.I. Government         2011  16,254,323 1.10 - 1.59  20,877,260            -- 1.40 - 2.60      4.79 - 5.87
  Securities Subaccount
  (Commenced 5/2/2011)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Invesco V.I. S&P 500 Index     2011   2,706,272 0.99 - 1.23   3,145,074          1.76 1.55 - 2.60    (1.05) - 0.00
  Subaccount                   2010   6,211,524 1.00 - 1.24   7,379,716          1.68 1.55 - 2.60    11.62 - 12.79
                               2009   6,684,139 0.89 - 1.10   7,067,118          2.54 1.55 - 2.60    22.77 - 24.19
                               2008   6,631,301 0.72 - 0.88   5,673,311          2.18 1.55 - 2.60 (38.88) - (38.23)
                               2007   6,967,206 1.18 - 1.43   9,696,418          1.53 1.55 - 2.60      2.29 - 3.36
Invesco V.I. Utilities         2011   1,250,696 1.39 - 1.99   2,366,759          3.25 1.55 - 2.65    13.43 - 14.67
  Subaccount                   2010   1,414,907 1.22 - 1.73   2,340,520          3.67 1.55 - 2.65      3.53 - 4.66
                               2009   1,703,060 1.18 - 1.65   2,716,233          4.58 1.55 - 2.65    11.86 - 13.13
                               2008   2,120,045 1.05 - 1.46   3,005,689          2.63 1.55 - 2.65 (34.12) - (33.39)
                               2007   2,469,440 1.59 - 2.20   5,279,182          1.88 1.55 - 2.65     8.89 - 18.78
Invesco V.I. Van Kampen        2011  10,789,832 0.63 - 1.44  11,358,588            -- 1.40 - 2.60   (8.78) - (7.47)
  Capital Growth Subaccount    2010  12,335,955 0.68 - 1.55  15,074,925            -- 1.40 - 2.60    16.48 - 18.19
                               2009  15,018,782 0.58 - 1.31  15,653,524          0.02 1.40 - 2.60     0.00 - 63.84
                               2008  17,441,725 0.36 - 1.50  10,959,766          0.53 0.30 - 2.60  (50.44) - (4.25)
                               2007 157,200,754 0.56 - 1.60 129,155,686          0.01 0.30 - 2.60     5.60 - 15.96
Invesco V.I. Van Kampen        2011   8,566,782 0.63 - 1.32   8,042,543            -- 1.40 - 2.60  (11.45) - (3.30)
  Comstock Subaccount
  (Commenced 5/2/2011)
Invesco V.I. Van Kampen        2011  70,089,823 1.45 - 1.52 103,925,502          1.86 1.40 - 1.90   (3.14) - (2.70)
  Equity and Income Subaccount 2010  95,244,297 1.50 - 1.56 145,446,901          1.99 1.40 - 1.90     9.90 - 10.50
                               2009 106,877,677 1.36 - 1.41 148,131,048          2.80 1.40 - 1.90    20.19 - 20.74
                               2008 124,047,368 1.13 - 1.17 142,710,330          2.39 1.40 - 1.90 (24.15) - (23.73)
                               2007 155,243,293 1.50 - 1.53 234,822,562          1.82 1.40 - 1.90      1.42 - 1.93
Invesco V.I. Van Kampen        2011  72,432,015 0.99 - 1.67  95,293,683          0.99 1.40 - 2.60   (4.70) - (3.41)
  Growth and Income Subaccount 2010  95,521,755 1.03 - 1.73 130,864,665          0.11 1.40 - 2.60     9.24 - 10.97
                               2009 114,335,077 0.94 - 1.56 141,710,332          3.64 1.40 - 2.60    21.02 - 22.66
                               2008 135,745,590 0.78 - 1.27 137,594,743          1.94 1.40 - 2.60 (34.00) - (33.00)
                               2007 171,568,422 1.18 - 1.90 260,145,192          1.42 1.40 - 2.60    (0.07) - 1.39
Janus Aspen Enterprise         2011  15,657,254 0.60 - 2.13  13,553,349            -- 0.30 - 2.60   (4.17) - (1.97)
  Subaccount                   2010  20,137,778 0.62 - 2.20  17,466,737            -- 0.30 - 2.60    22.28 - 25.15
                               2009  24,776,585 0.50 - 1.79  17,035,938            -- 0.30 - 2.60    40.68 - 44.00
                               2008  28,579,786 0.35 - 1.26  13,787,452          0.06 0.30 - 2.60 (45.29) - (44.02)
                               2007  32,312,340 0.64 - 2.30  27,341,621          0.07 0.30 - 2.60     3.53 - 21.04
Janus Aspen Overseas           2011  35,812,624 1.04 - 2.50  53,633,655          0.38 1.25 - 2.50 (34.01) - (33.19)
  Subaccount                   2010  40,655,745 1.57 - 3.78  91,389,889          0.54 1.25 - 2.50    21.93 - 23.50
                               2009  43,929,512 1.28 - 3.09  79,311,843          0.42 1.25 - 2.50    74.67 - 76.85
                               2008  45,196,584 0.73 - 1.77  45,301,896          1.14 1.25 - 2.50 (53.41) - (52.82)
                               2007  46,649,433 1.55 - 3.78  98,924,859          0.46 1.25 - 2.50    24.82 - 26.43
Janus Aspen Worldwide          2011     865,137 0.72 - 1.12     797,166          0.48 0.30 - 1.30 (15.12) - (14.24)
  Subaccount                   2010   1,013,409 0.85 - 1.31   1,072,638          0.50 0.30 - 1.30    14.04 - 15.17
                               2009   1,215,231 0.75 - 1.13   1,081,304          1.30 0.30 - 1.30    35.75 - 36.96
                               2008   1,473,348 0.55 - 1.61     933,270          0.15 0.30 - 2.45  (45.55) - (5.61)
                               2007  34,679,126 0.71 - 1.71  28,343,346          0.55 0.30 - 2.50    (5.11) - 8.61

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
LMPVET ClearBridge Variable    2011 346,829,648 0.95 - 1.60 392,842,683          0.17 0.30 - 2.70    (0.52) - 2.14
  Aggressive Growth Subaccount 2010 443,390,285 0.94 - 1.59 497,935,929          0.13 0.30 - 2.70    21.43 - 24.70
                               2009 532,331,659 0.76 - 1.32 486,236,715            -- 0.30 - 2.70    30.76 - 34.11
                               2008 622,180,674 0.57 - 1.00 428,934,280            -- 0.30 - 2.70 (42.18) - (40.60)
                               2007 741,329,212 0.98 - 1.82 873,001,582            -- 0.30 - 2.70    (6.31) - 6.75
LMPVET ClearBridge Variable    2011 264,460,402 1.13 - 1.67 345,221,069          1.44 0.60 - 2.70    (0.18) - 2.06
  Appreciation Subaccount      2010 340,812,870 1.12 - 1.65 439,981,790          1.52 0.60 - 2.70     9.69 - 11.88
                               2009 397,735,990 1.01 - 1.49 463,631,605          2.10 0.60 - 2.70    18.86 - 21.39
                               2008 467,330,035 0.80 - 1.24 453,131,027          1.19 0.30 - 2.70 (31.28) - (29.54)
                               2007 583,776,051 1.15 - 1.78 814,727,982          1.06 0.30 - 2.70      0.32 - 7.74
LMPVET ClearBridge Variable    2011 116,486,691 0.93 - 1.56 135,638,200          3.20 0.30 - 2.70    (2.40) - 7.56
  Equity Income Builder        2010 117,810,538 0.90 - 1.36 130,583,106          3.70 0.30 - 2.70     9.14 - 11.90
  Subaccount                   2009 135,980,347 0.82 - 1.22 137,170,481          3.17 0.30 - 2.70    19.33 - 22.53
                               2008 156,487,513 0.69 - 1.00 131,469,976          0.92 0.30 - 2.75 (36.73) - (35.21)
                               2007 193,635,280 1.09 - 1.55 255,776,152          1.33 0.30 - 2.75    (1.75) - 5.10
LMPVET ClearBridge Variable    2011 289,032,086 0.93 - 2.92 354,783,689          1.24 0.30 - 2.75   (8.77) - (6.50)
  Fundamental All Cap Value    2010 360,564,870 1.02 - 3.15 478,128,074          1.65 0.30 - 2.75    13.48 - 16.32
  Subaccount                   2009 428,072,804 0.90 - 2.73 494,512,064          1.33 0.30 - 2.75    25.84 - 28.91
                               2008 503,204,890 0.72 - 2.14 457,409,846          1.59 0.30 - 2.75 (38.34) - (36.73)
                               2007 615,032,338 1.16 - 3.41 899,059,753          1.20 0.30 - 2.75    (8.41) - 0.62
LMPVET ClearBridge Variable    2011  87,976,409 0.90 - 1.63  99,836,845          0.42 0.30 - 2.70   (3.33) - (0.98)
  Large Cap Growth Subaccount  2010 107,663,025 0.92 - 1.65 124,995,190          0.11 0.30 - 2.70      6.90 - 9.54
                               2009 128,748,339 0.86 - 1.51 137,942,475          0.27 0.30 - 2.70    38.57 - 42.03
                               2008 150,824,586 0.61 - 1.07 115,654,875          0.26 0.30 - 2.70 (38.96) - (37.50)
                               2007 188,404,599 0.99 - 1.71 234,261,631          0.04 0.30 - 2.70    (1.31) - 4.65
LMPVET ClearBridge Variable    2011 106,825,703 1.00 - 1.86 134,081,143          2.13 0.30 - 2.70      2.14 - 4.63
  Large Cap Value Subaccount   2010 129,276,662 0.98 - 1.79 156,733,252          2.92 0.30 - 2.70      6.61 - 9.13
                               2009 153,410,278 0.92 - 1.64 172,680,085          1.90 0.30 - 2.70    21.21 - 24.09
                               2008 180,915,479 0.76 - 1.33 166,124,166          1.22 0.30 - 2.70 (37.38) - (35.81)
                               2007 228,211,487 1.21 - 2.07 330,952,064          1.43 0.30 - 2.70    (4.61) - 3.29
LMPVET ClearBridge Variable    2011  29,141,332 1.22 - 1.71  42,401,069            -- 1.30 - 2.70   (6.52) - (5.18)
  Mid Cap Core Subaccount      2010  39,617,087 1.29 - 1.82  61,152,307            -- 1.30 - 2.70    19.30 - 20.96
                               2009  49,070,208 1.08 - 1.51  62,841,873          0.46 1.30 - 2.70    32.43 - 34.18
                               2008  57,996,976 0.81 - 1.13  55,520,897          0.19 1.30 - 2.70 (37.03) - (36.11)
                               2007  71,238,308 1.27 - 1.78 107,349,964          0.37 1.30 - 2.70    (3.30) - 5.81
LMPVET ClearBridge Variable    2011  38,530,720 1.17 - 2.17  59,480,568            -- 0.30 - 2.60    (1.24) - 1.10
  Small Cap Growth Subaccount  2010  46,003,583 1.18 - 2.18  71,509,944            -- 0.30 - 2.75    21.75 - 24.79
                               2009  54,202,034 0.96 - 1.77  68,494,048            -- 0.30 - 2.75    38.93 - 42.35
                               2008  59,867,011 0.69 - 1.26  53,919,156            -- 0.30 - 2.75 (42.32) - (40.89)
                               2007  71,547,703 1.18 - 2.17 110,867,024            -- 0.30 - 2.75    (2.50) - 9.34
LMPVET Investment Counsel      2011  23,310,011 0.94 - 3.10  43,793,657          1.04 0.30 - 2.50   (2.44) - (0.35)
  Variable Social Awareness    2010  28,992,998 0.95 - 3.14  53,105,312          1.29 0.30 - 2.50     9.32 - 11.87
  Subaccount                   2009  35,265,807 0.86 - 2.84  55,656,183          1.52 0.30 - 2.50    19.84 - 22.47
                               2008  39,745,946 0.71 - 2.34  50,092,116          1.84 0.30 - 2.50 (27.04) - (25.45)
                               2007  44,597,635 0.96 - 3.17  75,221,700          1.34 0.30 - 2.60     3.74 - 10.56

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------ ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS  HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------ ----------- ------------- ----------- -------------------
LMPVET Variable Lifestyle         2011  54,802,370  1.29 - 1.74  77,471,705          2.37 1.17 - 1.90    (0.77) - 0.00
  Allocation 50% Subaccount       2010  69,091,278  1.30 - 1.74  97,750,305          2.91 1.17 - 1.90    12.26 - 13.04
                                  2009  82,791,698  1.16 - 1.54 104,008,687          4.97 1.17 - 1.90    29.82 - 30.79
                                  2008 101,668,320  0.89 - 1.18  98,139,570          3.26 1.17 - 1.90 (28.75) - (28.20)
                                  2007 127,276,506  1.25 - 1.64 171,934,433          3.41 1.17 - 1.90      1.29 - 2.05
LMPVET Variable Lifestyle         2011  35,895,323  1.17 - 1.48  43,491,060          1.81 1.17 - 1.90   (2.42) - (1.79)
  Allocation 70% Subaccount       2010  44,663,513  1.20 - 1.51  55,155,290          2.03 1.17 - 1.90    12.81 - 13.70
                                  2009  52,457,087  1.06 - 1.33  57,089,042          3.47 1.17 - 1.90    30.47 - 31.36
                                  2008  61,066,781  0.81 - 1.01  50,738,235          2.32 1.17 - 1.90 (34.09) - (33.57)
                                  2007  73,092,932  1.24 - 1.52  91,454,984          2.55 1.17 - 1.90      1.90 - 2.63
LMPVET Variable Lifestyle         2011  24,183,514  1.08 - 1.43  27,425,036          1.40 1.17 - 1.90   (4.07) - (3.43)
  Allocation 85% Subaccount       2010  28,603,564  1.13 - 1.49  33,646,055          1.57 1.17 - 1.90    13.47 - 14.32
                                  2009  33,143,582  1.00 - 1.30  34,156,185          2.32 1.17 - 1.90    30.07 - 30.95
                                  2008  38,462,858  0.77 - 0.99  30,330,127          1.65 1.17 - 1.90 (38.60) - (38.15)
                                  2007  45,631,090  1.25 - 1.60  58,313,241          1.51 1.17 - 1.90      1.38 - 2.17
LMPVIT Western Asset              2011   7,281,992  1.21 - 1.96  11,544,768          7.29 1.40 - 2.60    (0.90) - 0.31
  Variable Global High Yield Bond 2010   8,965,094  1.22 - 1.95  14,183,211          8.24 1.40 - 2.60    12.05 - 13.34
  Subaccount                      2009  10,569,292  1.08 - 1.72  14,895,212         10.68 1.40 - 2.60    51.46 - 53.38
                                  2008  11,006,706  0.71 - 1.12  10,450,813         10.04 1.40 - 2.60 (32.56) - (31.80)
                                  2007  13,236,960  1.06 - 1.65  18,636,640          6.73 1.40 - 2.60   (4.92) - (1.44)
LMPVIT Western Asset              2011  66,903,303  1.33 - 2.36 113,968,018          7.96 0.30 - 2.70    (0.29) - 2.07
  Variable High Income            2010  85,709,100  1.32 - 2.33 144,770,864          9.24 0.30 - 2.70    13.47 - 16.27
  Subaccount                      2009 102,925,900  1.16 - 2.02 151,238,219         11.51 0.30 - 2.70    55.73 - 59.42
                                  2008 123,565,072  0.74 - 1.28 115,143,440         10.18 0.30 - 2.70 (31.84) - (30.18)
                                  2007 159,566,246  1.07 - 1.85 215,408,851          8.20 0.30 - 2.70    (2.40) - 0.97
MIST American Funds               2011   1,843,499  0.96 - 0.99   1,813,962          1.36 0.30 - 1.30   (3.33) - (2.36)
  Balanced Allocation Subaccount  2010   2,241,816  0.99 - 1.02   2,255,436          0.76 0.30 - 1.30    10.71 - 11.86
  (Commenced 4/28/2008)           2009   1,066,350  0.90 - 0.91     966,059            -- 0.30 - 1.30    27.64 - 28.85
                                  2008     460,585  0.70 - 0.71     324,976          9.23 0.30 - 1.15 (29.79) - (29.38)
MIST American Funds Growth        2011   1,580,396  0.89 - 0.92   1,437,020          1.16 0.30 - 1.30   (6.04) - (4.95)
  Allocation Subaccount           2010   2,314,410  0.94 - 0.97   2,214,066          0.55 0.30 - 1.30    12.11 - 13.07
  (Commenced 4/28/2008)           2009     860,371  0.84 - 0.86     733,008            -- 0.30 - 1.30    32.18 - 33.70
                                  2008     361,073         0.64     231,081          8.34 0.30 - 1.30 (36.32) - (35.88)
MIST American Funds               2011   1,316,789  1.01 - 1.04   1,349,864          1.52 0.30 - 1.30   (1.08) - (0.10)
  Moderate Allocation Subaccount  2010   1,184,260  1.02 - 1.04   1,220,961          1.32 0.30 - 1.30      8.54 - 9.55
  (Commenced 4/28/2008)           2009     664,781  0.94 - 0.95     628,194            -- 0.30 - 1.30    21.85 - 22.97
                                  2008     127,658  0.77 - 0.78      98,733          6.60 0.30 - 1.30 (23.20) - (22.67)
MIST Batterymarch Growth          2011  11,843,633 1.12 - 21.59 240,466,589          1.53 1.00 - 1.65    (0.27) - 0.37
  and Income Subaccount           2010  13,146,573 1.12 - 21.51 266,748,724          1.45 1.00 - 1.65    11.78 - 12.58
                                  2009  14,486,682 1.00 - 19.11 261,765,961          2.26 1.00 - 1.65    20.00 - 20.68
                                  2008  15,925,617 0.84 - 15.83 239,145,150          1.44 1.00 - 1.65 (37.92) - (37.50)
                                  2007  18,277,607 1.35 - 25.33 440,328,684          0.87 1.00 - 1.65      6.07 - 6.77

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST BlackRock High Yield      2011  62,492,572 1.17 - 7.66 132,699,654          6.91 0.19 - 2.75    (0.43) - 2.32
  Subaccount                   2010  72,671,332 1.18 - 7.56 150,232,781          5.46 0.19 - 2.75    12.17 - 15.88
                               2009  52,060,128 1.10 - 6.58 105,877,776          5.75 0.19 - 2.65    42.84 - 46.92
                               2008  55,599,982 0.77 - 4.52  78,057,547          7.33 0.19 - 2.65 (26.75) - (24.36)
                               2007  63,143,456 1.13 - 6.04 120,841,696          5.94 0.19 - 2.64    (3.27) - 2.16
MIST BlackRock Large Cap       2011  46,368,859 0.78 - 1.43  46,041,512          1.01 0.30 - 2.75   (2.48) - (0.08)
  Core Subaccount              2010  54,907,593 0.79 - 1.45  54,941,051          1.24 0.30 - 2.75     9.44 - 12.18
                               2009  63,249,054 0.71 - 1.31  56,574,643          1.44 0.30 - 2.75    15.99 - 18.86
                               2008  71,441,239 0.61 - 1.12  54,264,589          0.59 0.30 - 2.75 (39.06) - (37.48)
                               2007  85,113,395 0.98 - 1.83 104,311,222          0.71 0.30 - 2.70    (2.36) - 5.26
MIST Clarion Global Real       2011  77,408,843 0.79 - 2.11  69,888,004          4.13 0.30 - 2.65   (8.05) - (5.57)
  Estate Subaccount            2010  89,036,157 0.85 - 2.26  86,851,730          8.52 0.30 - 2.75    13.07 - 15.96
                               2009  98,568,292 0.75 - 1.98  84,648,075          3.61 0.30 - 2.75    31.31 - 34.81
                               2008 105,420,478 0.57 - 1.49  68,580,445          2.12 0.30 - 2.75 (43.20) - (41.78)
                               2007 124,374,407 1.00 - 2.59 140,702,795          1.01 0.30 - 2.75  (24.83) - (2.70)
MIST Dreman Small Cap Value    2011   9,341,233 1.03 - 1.62  11,958,752          1.79 0.00 - 2.70 (12.47) - (10.14)
  Subaccount                   2010  11,051,153 1.16 - 1.53  15,942,525          0.88 0.30 - 2.70    16.33 - 19.24
                               2009  11,126,251 0.98 - 1.30  13,676,299          0.92 0.30 - 2.70    25.72 - 28.66
                               2008  11,190,143 0.77 - 1.02  10,817,418          0.75 0.30 - 2.70 (27.24) - (25.45)
                               2007  10,129,896 1.05 - 1.38  13,308,156            -- 0.30 - 2.70  (11.59) - (1.49)
MIST Harris Oakmark            2011  49,035,319 0.95 - 1.85  63,201,065          0.03 0.00 - 2.70 (16.26) - (14.01)
  International Subaccount     2010  59,047,438 1.13 - 2.05  89,505,876          2.13 0.30 - 2.70    13.54 - 16.31
                               2009  65,954,572 0.99 - 1.79  86,620,909          8.30 0.30 - 2.70    51.28 - 55.03
                               2008  73,645,655 0.65 - 1.17  62,788,056          2.06 0.30 - 2.70 (42.32) - (40.90)
                               2007  89,021,152 1.11 - 2.01 130,584,087          0.94 0.29 - 2.69  (11.52) - (1.45)
MIST Invesco Small Cap         2011   8,619,870 1.08 - 1.92  12,577,822            -- 0.30 - 2.70   (3.66) - (1.17)
  Growth Subaccount            2010   8,936,088 1.12 - 1.97  13,490,846            -- 0.30 - 2.70    16.36 - 26.09
                               2009   7,370,837 0.91 - 1.17   8,271,522            -- 0.30 - 2.70    30.71 - 33.87
                               2008   6,688,902 0.69 - 0.88   5,665,418            -- 0.30 - 2.70 (40.29) - (38.81)
                               2007   4,965,688 1.13 - 1.46   6,946,984            -- 0.30 - 2.70   (7.16) - 10.77
MIST Janus Forty Subaccount    2011 112,073,709 0.68 - 7.09 460,047,500          1.83 0.30 - 2.60   (9.72) - (7.57)
                               2010 130,954,529 0.74 - 7.75 563,298,004          1.83 0.30 - 2.75      6.69 - 9.36
                               2009 178,453,861 0.69 - 7.16 617,906,720            -- 0.30 - 2.75    39.33 - 42.78
                               2008 184,741,781 0.49 - 5.06 456,343,114          6.04 0.30 - 2.75 (43.44) - (42.04)
                               2007 191,666,259 0.86 - 8.81 845,500,235          0.17 0.30 - 2.75   (0.95) - 30.11
MIST Lazard Mid Cap Subaccount 2011  50,098,545 0.95 - 2.52  78,292,549          0.91 0.30 - 2.65   (7.80) - (5.41)
  (Commenced 4/30/2007)        2010  55,785,950 1.03 - 2.68  94,335,966          1.07 0.30 - 2.65    19.63 - 22.86
                               2009  64,642,037 0.86 - 2.19  90,411,267          1.37 0.30 - 2.65    33.13 - 36.70
                               2008  69,717,278 0.64 - 1.60  72,983,686          0.08 0.30 - 2.65  (39.91) - (3.15)
                               2007   5,965,059 1.06 - 1.16   6,737,323            -- 0.30 - 2.60  (14.93) - (5.73)
MIST Legg Mason ClearBridge    2011   4,640,959 0.59 - 0.87   2,996,585            -- 0.30 - 2.60   (10.09) - 3.32
  Aggressive Growth Subaccount 2010     243,732 0.76 - 0.84     194,775            -- 0.30 - 1.30    22.08 - 23.43
  (Commenced 4/28/2008)        2009     206,409 0.63 - 0.68     138,656            -- 0.30 - 1.30    31.30 - 32.62
                               2008     103,980 0.49 - 0.52      52,646            -- 0.30 - 0.90 (36.79) - (36.53)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                ---------------------------------- ---------------------------------------------
                                                                                  EXPENSE(2)         TOTAL(3)
                                            UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                             LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                ---------- ----------- ----------- ------------- ----------- -------------------
MIST Loomis Sayles Global  2011 30,124,440 1.69 - 5.08 150,849,568          2.53 0.60 - 1.65   (2.88) - (1.85)
  Markets Subaccount       2010 33,062,109 1.74 - 5.21 169,859,208          3.48 0.30 - 1.65    20.39 - 22.05
  (Commenced 4/30/2007)    2009 43,268,117 1.44 - 4.31 166,789,133          2.44 0.30 - 1.65    38.65 - 40.52
                           2008 46,805,268 1.04 - 3.10 129,910,023          5.05 0.30 - 1.65 (40.09) - (39.26)
                           2007 52,358,564 1.73 - 5.15 243,698,087            -- 0.30 - 1.65    19.39 - 20.46
MIST Lord Abbett Bond      2011 32,502,638 1.40 - 2.30  57,917,544          6.33 0.30 - 2.65      2.07 - 4.56
  Debenture Subaccount     2010 40,480,659 1.37 - 2.22  69,771,604          6.51 0.30 - 2.65    10.20 - 12.86
                           2009 45,437,764 1.25 - 1.98  70,758,842          7.78 0.30 - 2.65    33.50 - 36.72
                           2008 50,357,034 0.94 - 1.46  58,397,632          4.53 0.30 - 2.65 (20.53) - (18.67)
                           2007 60,470,520 1.18 - 1.81  88,568,023          5.47 0.30 - 2.65      1.31 - 6.16
MIST Lord Abbett Mid Cap   2011 48,643,274 0.88 - 1.30  45,537,282          0.55 0.30 - 2.70   (6.21) - (4.00)
  Value Subaccount         2010 59,583,746 0.93 - 1.35  59,037,980          0.62 0.30 - 2.70    22.09 - 25.23
                           2009 70,579,098 0.77 - 1.08  56,795,766          2.21 0.30 - 2.70    23.15 - 26.08
                           2008 80,119,831 0.62 - 0.86  51,848,646          0.58 0.30 - 2.75 (40.44) - (38.93)
                           2007 94,328,307 1.04 - 1.40 101,596,400          0.06 0.30 - 2.75  (11.39) - (0.56)
MIST Met/Eaton Vance       2011  1,214,850 1.01 - 1.02   1,239,402          1.64 1.70 - 2.60    (0.59) - 0.29
  Floating Rate Subaccount 2010    711,474 1.01 - 1.02     725,074            -- 1.70 - 2.60      1.44 - 2.04
  (Commenced 5/3/2010)
MIST Met/Franklin Mutual   2011  1,093,751 0.84 - 0.86     933,129          2.91 1.70 - 2.50   (3.01) - (2.27)
  Shares Subaccount        2010    849,530 0.87 - 0.88     745,697            -- 1.70 - 2.35      8.38 - 9.15
  (Commenced 4/28/2008)    2009    658,147 0.80 - 0.81     530,058            -- 1.70 - 2.35    21.95 - 22.76
                           2008    386,422        0.66     254,151         10.69 1.70 - 2.25 (34.37) - (34.19)
MIST Met/Templeton Growth  2011 45,862,165 0.83 - 1.33  44,468,910          0.95 1.30 - 2.60   (9.26) - (8.07)
  Subaccount               2010 31,582,017 0.91 - 1.45  36,594,907            -- 1.30 - 2.60    10.07 - 11.55
  (Commenced 5/3/2010)
MIST MetLife Aggressive    2011 54,062,263 0.81 - 1.51  49,596,505            -- 0.30 - 2.55 (15.03) - (13.69)
  Strategy Subaccount
  (Commenced 5/2/2011)
MIST MetLife Balanced      2011 19,472,712 1.00 - 1.16  21,835,599          1.59 1.55 - 2.65   (4.22) - (3.18)
  Strategy Subaccount      2010 21,057,825 1.05 - 1.20  24,508,815          2.15 1.55 - 2.65    10.62 - 11.78
  (Commenced 5/4/2009)     2009 23,223,388 0.94 - 1.07  24,265,282            -- 1.55 - 2.65    22.33 - 23.27
MIST MetLife Growth        2011 16,695,645 0.99 - 1.17  18,833,183          1.52 1.55 - 2.55   (6.32) - (5.36)
  Strategy Subaccount      2010 18,635,211 1.06 - 1.23  22,297,948          1.78 1.55 - 2.55    12.60 - 13.67
  (Commenced 5/4/2009)     2009 22,113,186 0.94 - 1.08  23,350,459            -- 1.55 - 2.55    26.14 - 27.11
MIST MetLife Moderate      2011 12,096,560 1.06 - 1.21  14,146,314          1.72 1.55 - 2.55   (2.66) - (1.62)
  Strategy Subaccount      2010 13,603,309 1.09 - 1.23  16,268,189          2.50 1.55 - 2.55     9.64 - 10.60
  (Commenced 5/4/2009)     2009 13,266,871 1.00 - 1.11  14,418,041            -- 1.55 - 2.55    20.11 - 20.98
MIST MFS Emerging Markets  2011 32,814,639 1.22 - 3.09  74,236,005          1.55 0.30 - 2.70 (20.90) - (18.66)
  Equity Subaccount        2010 40,055,591 1.54 - 3.88 113,623,154          1.14 0.30 - 2.75    20.34 - 23.67
  (Commenced 4/30/2007)    2009 45,575,766 1.28 - 3.20 106,330,059          1.85 0.30 - 2.75    64.38 - 68.59
                           2008 49,186,008 0.78 - 1.93  69,356,966          0.98 0.30 - 2.75   (58.76) - 0.58
                           2007 22,838,831 2.03 - 4.09  69,677,937            -- 0.30 - 2.65     0.00 - 26.05

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MIST MFS Research            2011  77,589,499 0.98 - 1.72  99,020,711          1.25 0.30 - 2.65 (19.52) - (10.93)
  International Subaccount   2010  48,036,599 1.13 - 1.98  71,851,431          1.78 0.30 - 2.65     8.52 - 11.02
                             2009  57,249,025 1.04 - 1.81  77,964,871          3.25 0.30 - 2.65    28.09 - 31.20
                             2008  65,026,844 0.81 - 1.40  68,048,654          1.70 0.30 - 2.65 (44.56) - (42.53)
                             2007  57,544,188 1.44 - 2.47 102,336,302          0.15 0.30 - 2.60   (3.39) - 11.36
MIST Morgan Stanley Mid Cap  2011   9,246,133 0.89 - 2.43  12,904,996          0.71 0.30 - 2.60   (9.32) - (7.19)
  Growth Subaccount          2010  11,758,200 0.97 - 2.66  18,023,005          0.12 0.30 - 2.60    28.69 - 31.65
                             2009  15,136,307 0.75 - 2.05  17,892,218          0.01 0.30 - 2.60    53.24 - 56.78
                             2008  16,241,619 0.49 - 1.32  12,604,861          0.43 0.30 - 2.60 (49.06) - (47.29)
                             2007   3,986,582 1.31 - 1.34   5,299,998            -- 1.70 - 2.60   (7.20) - 21.34
MIST Oppenheimer Capital     2011 331,598,308 0.82 - 0.95 284,007,034          0.33 0.30 - 2.65   (3.89) - (1.25)
  Appreciation Subaccount    2010 370,415,704 0.84 - 0.96 324,669,577          0.67 0.30 - 2.65      6.57 - 9.34
                             2009 431,970,938 0.78 - 0.88 351,416,197            -- 0.30 - 2.65    39.93 - 43.70
                             2008 458,261,491 0.55 - 0.61 261,896,842          0.31 0.30 - 2.65 (47.40) - (45.98)
                             2007  26,945,381 1.11 - 1.14  30,451,362            -- 1.40 - 2.65   (3.52) - 12.69
MIST PIMCO Inflation         2011  81,257,553 1.25 - 1.55 115,644,635          1.81 0.00 - 2.75     8.31 - 11.45
  Protected Bond Subaccount  2010  84,809,882 1.15 - 1.41 110,311,164          2.54 0.30 - 2.75      5.00 - 7.67
                             2009  85,594,721 1.09 - 1.32 104,939,462          3.81 0.30 - 2.75    14.94 - 18.00
                             2008  84,875,080 0.95 - 1.13  89,827,203          3.82 0.30 - 2.70   (9.46) - (7.14)
                             2007  73,914,152 1.04 - 1.23  86,351,508          0.17 0.80 - 2.70     0.00 - 10.15
MIST PIMCO Total Return      2011 260,102,976 1.28 - 1.90 397,228,650          2.63 0.30 - 2.75    (1.23) - 2.81
  Subaccount                 2010 285,034,968 1.28 - 1.85 430,615,868          3.67 0.30 - 2.70      5.25 - 7.89
                             2009 309,041,939 1.21 - 1.72 437,011,528          0.57 0.30 - 2.70    10.87 - 16.13
                             2008  20,657,165 1.06 - 1.09  22,251,150          3.60 1.70 - 2.60   (2.22) - (1.36)
                             2007  17,237,540 1.08 - 1.10  18,856,207          3.31 1.70 - 2.60      4.86 - 5.77
MIST Pioneer Fund Subaccount 2011  43,521,716 0.83 - 1.83  60,273,626          0.93 0.30 - 2.65  (12.60) - (4.78)
                             2010  30,744,777 0.89 - 1.94  48,832,317          0.94 0.30 - 2.60    13.24 - 15.84
                             2009  35,071,315 0.78 - 1.69  48,615,076          1.01 0.30 - 2.60    20.72 - 26.30
                             2008  16,387,552 0.68 - 1.38  18,839,100          1.12 0.30 - 2.60 (34.56) - (32.98)
                             2007  18,642,832 1.03 - 2.08  32,327,745          0.89 0.30 - 2.60    (1.73) - 4.65
MIST Pioneer Strategic       2011 134,759,531 1.28 - 2.72 224,047,122          4.80 0.30 - 2.85      0.55 - 3.36
  Income Subaccount          2010 163,592,465 1.28 - 2.66 266,557,264          5.15 0.30 - 2.75     8.94 - 11.80
                             2009 167,562,465 1.17 - 2.40 249,602,835          4.51 0.30 - 2.75    22.59 - 32.67
                             2008 132,562,461 0.95 - 1.82 156,083,247          6.69 0.30 - 2.70 (14.11) - (10.96)
                             2007 137,915,159 1.09 - 2.07 187,183,787          0.68 0.30 - 2.70    (0.25) - 6.25
MIST RCM Technology          2011  10,508,349 0.42 - 1.80   8,570,794            -- 1.40 - 2.65 (19.68) - (11.36)
  Subaccount                 2010   1,999,423 1.14 - 1.42   2,724,803            -- 1.55 - 2.65    23.05 - 24.41
  (Commenced 5/3/2010)
MIST SSgA Growth and Income  2011 102,294,878        1.15 117,213,928          1.76        1.25            (0.17)
  ETF Subaccount             2010 110,185,544        1.15 126,498,036          1.37        1.25            10.81
                             2009 118,121,815        1.04 122,341,279          2.14        1.25            23.33
                             2008 130,577,256        0.84 109,653,164          1.90        1.25           (25.99)
                             2007 147,441,601        1.14 167,304,437            --        1.25             4.13

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MIST SSgA Growth ETF           2011 133,087,707        1.06 141,546,856          1.62        1.25            (3.27)
  Subaccount                   2010 142,607,091        1.10 156,916,020          1.53        1.25            12.70
                               2009 151,971,206        0.98 148,328,139          1.93        1.25            27.42
                               2008 161,274,026        0.77 123,461,622          1.56        1.25           (33.74)
                               2007 175,301,265        1.16 202,730,917            --        1.25             4.24
MIST T. Rowe Price Large       2011 128,584,761 0.82 - 4.97 117,195,273          0.65 0.30 - 2.70   (6.61) - (4.26)
  Cap Value Subaccount         2010 153,267,618 0.88 - 5.23 148,207,202          1.06 0.30 - 2.70    13.90 - 16.69
                               2009 178,302,083 0.77 - 4.00 149,934,901          2.27 0.30 - 2.70    15.27 - 18.02
                               2008 200,939,476 0.67 - 3.43 145,054,521          1.55 0.30 - 2.70 (38.03) - (36.47)
                               2007 239,539,828 1.08 - 1.41 267,772,267          0.68 0.05 - 2.70    (2.62) - 3.32
MIST T. Rowe Price Mid Cap     2011   2,874,302 0.89 - 1.59   3,490,853            -- 1.55 - 2.65   (4.25) - (3.18)
  Growth Subaccount            2010   2,637,941 0.93 - 1.64   3,627,883            -- 1.55 - 2.65    24.40 - 25.73
  (Commenced 4/28/2008)        2009   2,174,650 0.76 - 1.30   2,536,266            -- 1.55 - 2.65    29.50 - 43.23
                               2008   1,198,311 0.76 - 0.91   1,061,661            -- 1.55 - 2.65 (38.51) - (38.05)
MIST Third Avenue Small Cap    2011 102,729,374 0.84 - 2.22 125,154,359          1.07 0.30 - 2.70  (16.37) - (9.27)
  Value Subaccount             2010 118,085,929 0.95 - 1.91 155,522,778          1.21 0.30 - 2.70    16.75 - 19.59
                               2009 135,415,681 0.81 - 1.62 149,634,615          1.19 0.30 - 2.70    23.10 - 26.11
                               2008 150,325,118 0.66 - 1.30 132,190,608          0.77 0.30 - 2.70 (31.74) - (30.08)
                               2007 177,121,221 0.96 - 1.88 223,905,276          0.36 0.30 - 2.70  (10.65) - (3.56)
MIST Turner Mid Cap Growth     2011   1,652,474 1.20 - 1.56   2,427,483            -- 1.55 - 2.65   (9.85) - (8.85)
  Subaccount                   2010   1,767,559 1.33 - 1.72   2,845,882            -- 1.55 - 2.65    23.84 - 25.24
  (Commenced 4/28/2008)        2009   2,403,026 1.07 - 1.37   3,118,333            -- 1.55 - 2.65    43.39 - 44.93
                               2008   2,586,292 0.75 - 0.95   2,331,082            -- 1.55 - 2.65 (45.80) - (45.39)
MIST Van Kampen Comstock       2011 137,929,311 0.90 - 1.54 168,446,892          1.19 0.30 - 2.75   (4.15) - (1.73)
  Subaccount                   2010 178,757,353 0.93 - 1.57 225,341,481          1.58 0.30 - 2.75    11.79 - 14.51
                               2009 212,159,391 0.83 - 1.37 237,036,843          0.01 0.30 - 2.75    23.19 - 31.15
                               2008     938,859 0.68 - 0.70     648,344          2.17 1.70 - 2.60 (37.55) - (37.01)
                               2007   1,286,953 1.08 - 1.11   1,416,028          1.48 1.70 - 2.60   (5.41) - (4.08)
Morgan Stanley Multi Cap       2011     683,491 1.29 - 1.63   1,037,271            -- 1.60 - 2.60   (9.30) - (8.48)
  Growth Subaccount            2010     877,893 1.40 - 1.78   1,463,366            -- 1.60 - 2.60    24.13 - 25.44
                               2009     921,618 1.13 - 1.42   1,228,624          0.12 1.60 - 2.60    66.53 - 68.13
                               2008     938,169 0.68 - 0.84     753,390          0.17 1.60 - 2.60 (49.11) - (48.57)
                               2007   1,543,165 1.33 - 1.64   2,443,108          0.16 1.60 - 2.60    16.12 - 17.30
MSF Barclays Capital Aggregate 2011  45,268,185 1.31 - 2.49 103,893,632          3.57 0.30 - 1.40      5.99 - 7.17
  Bond Index Subaccount        2010  51,647,712 1.24 - 2.35 111,235,771          3.84 0.30 - 1.40      4.57 - 5.75
  (Commenced 11/12/2007)       2009  62,894,452 1.18 - 2.24 124,909,151          6.40 0.30 - 1.40      3.69 - 4.85
                               2008  71,329,220 1.14 - 2.16 135,715,355          4.71 0.30 - 1.40      4.50 - 5.66
                               2007  85,048,945 1.09 - 2.06 154,016,372            -- 0.30 - 1.40      1.27 - 1.43
MSF BlackRock Aggressive       2011  95,805,405 0.57 - 1.57  90,389,497          0.22 0.30 - 2.70   (5.78) - (3.37)
  Growth Subaccount            2010 116,770,017 0.60 - 1.66 114,976,088            -- 0.30 - 2.70    12.16 - 14.83
                               2009 136,340,583 0.53 - 1.46 118,461,145          0.07 0.30 - 2.70    45.36 - 48.77
                               2008 154,809,818 0.36 - 1.00  91,555,768            -- 0.30 - 2.70 (47.24) - (45.92)
                               2007 185,128,306 0.68 - 1.87 206,830,312            -- 0.30 - 2.70   (0.56) - 19.69

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
MSF BlackRock Bond Income      2011 185,391,674 1.06 - 2.03 250,881,660          3.98 0.30 - 2.75      3.53 - 6.25
  Subaccount                   2010 225,736,980 1.02 - 1.93 291,924,540          3.97 0.30 - 2.75      5.26 - 8.01
                               2009 254,242,025 0.97 - 1.81 310,155,879          6.84 0.30 - 2.75      5.70 - 9.11
                               2008 265,533,848 0.91 - 1.67 305,259,676          5.16 0.30 - 2.75   (9.43) - (3.72)
                               2007 316,222,898 1.04 - 1.75 388,189,298          3.22 0.30 - 2.70      1.11 - 6.01
MSF BlackRock Diversified      2011 105,534,840 1.05 - 2.53 241,546,529          2.45 0.30 - 2.65      0.87 - 3.44
  Subaccount                   2010 118,061,128 1.04 - 2.46 263,504,413          1.96 0.30 - 2.65      6.47 - 9.35
  (Commenced 4/30/2007)        2009 141,009,077 0.97 - 5.48 281,893,639          2.89 0.30 - 2.65    13.92 - 18.94
                               2008  68,632,597 0.86 - 1.96 122,906,726          2.82 0.30 - 2.65 (26.08) - (23.80)
                               2007  72,810,413 1.19 - 2.65 182,396,183            -- 0.30 - 1.65      0.34 - 1.22
MSF BlackRock Large Cap        2011  13,528,382 0.83 - 1.24  15,175,781          0.93 0.30 - 2.65    (0.64) - 1.81
  Value Subaccount             2010  15,747,692 0.84 - 1.21  17,609,264          0.86 0.30 - 2.65      6.10 - 8.59
  (Commenced 4/28/2008)        2009  18,388,146 0.79 - 1.12  19,257,470          1.36 0.30 - 2.65     8.19 - 10.69
                               2008  18,738,894 0.73 - 1.01  17,997,131            -- 0.30 - 2.65 (32.35) - (31.26)
MSF BlackRock Legacy Large     2011 197,272,481 0.63 - 3.03 206,180,160          0.19 0.30 - 2.70  (11.49) - (9.26)
  Cap Growth Subaccount        2010 232,943,584 0.71 - 3.37 268,487,543          0.24 0.30 - 2.75    16.47 - 19.49
  (Commenced 4/28/2008)        2009 278,436,667 0.60 - 2.85 269,927,201            -- 0.30 - 2.75    28.38 - 30.51
                               2008       8,268        2.34      19,311            --        0.30           (34.82)
MSF BlackRock Money Market     2011 355,598,094 0.94 - 1.81 396,781,383            -- 0.30 - 2.85   (2.74) - (0.26)
  Subaccount                   2010 390,620,368 0.97 - 1.84 442,249,891          0.01 0.30 - 2.75    (2.77) - 0.55
                               2009 292,409,144 1.00 - 1.87 335,600,209          0.45 0.30 - 2.75    (2.34) - 0.09
                               2008 380,710,006 1.02 - 1.89 441,091,140          2.77 0.30 - 2.90    (0.10) - 3.28
                               2007 296,236,103 1.02 - 1.30 335,896,555          4.94 0.30 - 2.90      0.29 - 4.42
MSF Davis Venture Value        2011  96,387,852 0.85 - 1.46 110,626,783          0.48 0.30 - 2.70  (12.22) - (4.37)
  Subaccount                   2010  39,290,500 0.90 - 1.34  46,053,005          0.99 0.30 - 2.75     8.80 - 11.64
  (Commenced 4/28/2008)        2009  46,272,413 0.82 - 1.22  49,036,833          1.55 0.30 - 2.75    28.12 - 31.64
                               2008  50,458,028 0.63 - 0.94  41,210,080            -- 0.30 - 2.75 (38.81) - (37.72)
MSF FI Value Leaders           2011  63,384,285 0.81 - 1.56  75,345,632          1.05 0.30 - 2.65   (8.80) - (6.57)
  Subaccount                   2010  77,016,714 0.88 - 1.68  99,325,424          1.56 0.30 - 2.65    11.26 - 14.05
                               2009  90,780,311 0.79 - 1.49 103,755,815          2.82 0.30 - 2.65    18.31 - 21.34
                               2008 105,348,325 0.66 - 1.24 100,762,189          1.84 0.30 - 2.65 (40.60) - (39.17)
                               2007 122,428,834 1.11 - 2.07 196,125,953          0.85 0.30 - 2.65    (5.58) - 3.43
MSF Jennison Growth Subaccount 2011  60,489,570 0.53 - 1.48  43,819,251          0.11 0.30 - 2.60   (2.35) - (0.07)
  (Commenced 4/28/2008)        2010  76,713,717 0.54 - 1.50  56,595,399          0.46 0.30 - 2.60     8.51 - 10.94
                               2009  92,196,381 0.49 - 1.37  61,763,702          0.04 0.30 - 2.60    36.00 - 39.13
                               2008 110,066,602 0.36 - 1.00  52,990,327            -- 0.30 - 2.60 (34.22) - (33.18)
MSF Loomis Sayles Small Cap    2011     421,875 2.86 - 3.35   1,346,982            -- 1.70 - 2.60   (2.22) - (1.35)
  Core Subaccount              2010     192,214 2.93 - 3.40     628,433            -- 1.70 - 2.60    23.94 - 25.06
  (Commenced 5/4/2009)         2009     123,912 2.40 - 2.72     325,388            -- 1.70 - 2.50    26.14 - 26.77
MSF Met/Artisan Mid Cap        2011     918,844 2.16 - 2.29   2,053,497          0.77 1.40 - 2.10      4.30 - 5.04
  Value Subaccount             2010   1,029,255 2.07 - 2.18   2,194,400            -- 1.40 - 2.10    14.63 - 15.44
  (Commenced 5/3/2010)

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE               INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO           NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($)    ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      ----------- ----------- ------------- ------------- ----------- -------------------
MSF Met/Dimensional              2011      82,833 1.38 - 1.41       115,816          1.88 1.70 - 2.50 (18.35) - (17.63)
  International Small Company    2010      63,743 1.68 - 1.71       108,458          1.23 1.70 - 2.50    19.60 - 20.55
  Subaccount                     2009      53,278 1.41 - 1.42        75,431            -- 1.70 - 2.50    38.45 - 39.18
  (Commenced 5/4/2009)
MSF MetLife Conservative         2011  31,816,365 1.12 - 1.29    37,895,228          2.43 0.30 - 2.70      0.45 - 2.95
  Allocation Subaccount          2010  32,850,961 1.11 - 1.26    38,552,233          3.77 0.30 - 2.70      7.12 - 9.70
                                 2009  30,329,127 1.04 - 1.14    32,861,250          3.10 0.30 - 2.70    17.38 - 20.17
                                 2008  26,245,707 0.89 - 0.95    23,973,280          0.89 0.30 - 2.70 (16.65) - (14.70)
                                 2007  15,892,326 1.07 - 1.12    17,241,806            -- 0.30 - 2.50    (0.09) - 5.28
MSF MetLife Conservative to      2011  75,138,747 1.05 - 1.22    85,251,503          2.07 0.30 - 2.65    (1.60) - 0.75
  Moderate Allocation Subaccount 2010  81,246,395 1.06 - 1.21    92,534,789          3.47 0.30 - 2.65     8.59 - 11.14
                                 2009  86,062,934 0.98 - 1.09    89,073,057          3.32 0.30 - 2.50    20.61 - 23.27
                                 2008  89,863,744 0.82 - 0.88    76,216,690          1.12 0.30 - 2.50 (23.55) - (21.83)
                                 2007  93,106,882 1.07 - 1.13   102,041,214            -- 0.30 - 2.45    (1.10) - 4.55
MSF MetLife Mid Cap Stock        2011   6,867,767        1.10     7,567,180          0.93        1.25            (3.08)
  Index Subaccount               2010   6,949,687        1.14     7,903,300          1.00        1.25            24.67
                                 2009   6,859,089        0.91     6,254,414          1.77        1.25            35.31
                                 2008   6,459,837        0.67     4,353,823          1.37        1.25           (36.95)
                                 2007   5,333,803        1.07     5,703,436          0.72        1.25             6.37
MSF MetLife Moderate             2011 365,836,158 0.96 - 1.13   387,765,148          1.53 0.30 - 2.75   (4.00) - (1.65)
  Allocation Subaccount          2010 393,118,303 1.00 - 1.15   427,765,478          2.63 0.30 - 2.75    10.02 - 12.81
                                 2009 422,006,805 0.91 - 1.02   411,199,938          3.02 0.30 - 2.75    23.17 - 26.14
                                 2008 448,656,252 0.74 - 0.81   349,923,570          0.82 0.30 - 2.75 (30.60) - (28.80)
                                 2007 479,135,478 1.06 - 1.14   530,119,596            -- 0.30 - 2.70    (3.58) - 4.02
MSF MetLife Moderate to          2011 320,193,265 0.89 - 1.05   318,588,616          1.42 0.30 - 2.55   (6.22) - (4.01)
  Aggressive Allocation          2010 343,766,439 0.94 - 1.10   359,791,293          2.21 0.30 - 2.65    11.72 - 14.39
  Subaccount                     2009 385,002,457 0.85 - 0.96   356,369,177          2.58 0.30 - 2.65    25.71 - 28.72
                                 2008 401,062,441 0.67 - 0.75   290,979,056          0.62 0.30 - 2.65 (36.84) - (35.33)
                                 2007 442,105,761 1.07 - 1.15   499,873,765          0.02 0.30 - 2.60    (5.55) - 3.50
MSF MetLife Stock Index          2011 660,304,058 0.78 - 3.51   710,740,551          1.65 0.28 - 3.50    (1.73) - 1.51
  Subaccount                     2010 752,977,742 0.79 - 2.08   807,958,649          1.80 0.28 - 3.50    10.69 - 14.51
                                 2009 956,309,555 0.70 - 1.82   894,068,941          1.48 0.28 - 3.50    22.80 - 28.15
                                 2008 491,992,717 0.56 - 1.45   354,305,788          1.98 0.28 - 2.50 (38.82) - (37.32)
                                 2007 531,845,303 0.90 - 2.32   615,919,014          0.02 0.28 - 1.63    (1.67) - 3.87
MSF MFS Total Return             2011 300,786,307 0.90 - 2.86   499,287,986          2.65 0.30 - 2.75    (0.60) - 1.87
  Subaccount                     2010 365,263,272 0.90 - 2.83   594,788,580          2.94 0.30 - 2.75      6.82 - 9.55
                                 2009 424,517,109 0.85 - 2.61   636,362,549          4.24 0.30 - 2.75    15.10 - 18.01
                                 2008 485,162,845 0.74 - 2.23   625,319,073          3.54 0.30 - 2.90 (24.58) - (22.59)
                                 2007 592,318,130 0.97 - 2.90 1,001,081,924          2.00 0.30 - 2.90    (3.63) - 3.88
MSF MFS Value Subaccount         2011  48,193,344 1.11 - 1.58    63,956,024          1.61 0.30 - 2.70    (1.82) - 0.51
                                 2010  55,157,576 1.12 - 1.60    73,901,755          1.45 0.30 - 2.70     8.31 - 11.16
                                 2009  58,644,242 1.02 - 1.47    71,463,612            -- 0.30 - 2.70    17.51 - 20.39
                                 2008  62,480,214 0.86 - 1.25    64,279,938          1.88 0.30 - 2.70 (34.35) - (31.31)
                                 2007  61,212,759 1.31 - 1.89    95,032,956            -- 0.30 - 2.70    (2.29) - 6.94

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  ----------------------------------- ---------------------------------------------
                                                                                     EXPENSE(2)         TOTAL(3)
                                               UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ----------- ----------- ----------- ------------- ----------- -------------------
MSF Morgan Stanley EAFE      2011  35,199,957 0.78 - 1.87  56,199,006          2.51 0.30 - 1.60 (13.96) - (12.76)
  Index Subaccount           2010  39,250,929 0.91 - 2.16  72,320,627          2.90 0.30 - 1.60      6.56 - 7.83
                             2009  48,947,939 0.85 - 2.03  81,732,457          4.32 0.30 - 1.60    26.52 - 28.27
                             2008  52,994,262 0.68 - 1.59  69,092,998          3.03 0.30 - 1.60 (42.99) - (42.23)
                             2007  61,113,909 1.18 - 2.79 137,682,866          0.02 0.30 - 1.60    (1.47) - 9.29
MSF Neuberger Berman         2011      12,539 1.57 - 1.64      20,005            -- 1.70 - 2.10   (7.49) - (7.23)
  Genesis Subaccount
  (Commenced 5/2/2011)
MSF Neuberger Berman Mid     2011   9,296,818 1.04 - 2.21  14,451,092          0.81 1.40 - 2.60   (8.87) - (7.68)
  Cap Value Subaccount       2010  11,259,940 1.14 - 2.41  18,962,920          0.86 1.40 - 2.60    23.08 - 24.51
  (Commenced 4/30/2007)      2009  13,067,556 0.92 - 1.59  17,694,207          1.60 1.40 - 2.60    44.25 - 46.12
                             2008  15,069,022 0.64 - 1.09  13,966,556          0.88 1.40 - 2.60 (48.66) - (48.09)
                             2007  18,555,447 1.24 - 2.11  33,318,738            -- 1.40 - 2.60   (7.66) - (6.90)
MSF Oppenheimer Global       2011 319,487,588 0.85 - 1.68 301,581,617          1.94 0.30 - 2.70  (10.84) - (8.68)
  Equity Subaccount          2010 355,293,700 0.96 - 1.86 371,423,984          1.52 0.30 - 2.70    12.45 - 16.53
                             2009 410,567,773 0.85 - 1.59 374,398,305          2.51 0.30 - 2.70    36.04 - 40.00
                             2008 448,654,570 0.62 - 1.15 295,841,010          2.07 0.30 - 2.75 (42.21) - (40.55)
                             2007 494,911,133 1.08 - 1.96 557,280,094          1.01 0.30 - 2.75    (3.86) - 6.12
MSF Russell 2000 Index       2011  37,289,119 1.25 - 2.83  93,301,295          1.08 0.30 - 1.65   (5.64) - (4.33)
  Subaccount                 2010  41,489,141 1.33 - 2.99 109,316,701          1.17 0.30 - 1.65    24.90 - 26.48
  (Commenced 4/30/2007)      2009  52,166,793 1.06 - 2.38 102,896,929          2.08 0.30 - 1.65    23.86 - 25.64
                             2008  54,971,926 0.86 - 1.92  87,292,343          1.30 0.30 - 1.65 (34.53) - (33.61)
                             2007  60,356,432 1.31 - 2.92 146,529,196            -- 0.30 - 1.65   (7.89) - (0.63)
MSF T. Rowe Price Large Cap  2011  37,121,993 0.97 - 1.59  38,361,890            -- 0.30 - 2.65   (3.96) - (1.61)
  Growth Subaccount          2010  45,753,740 1.01 - 1.61  48,700,718          0.07 0.30 - 2.65    13.72 - 16.38
                             2009  53,594,235 0.89 - 1.39  49,610,845          0.34 0.30 - 2.65    39.25 - 42.59
                             2008  59,778,256 0.64 - 0.97  39,237,067          0.29 0.30 - 2.65 (43.53) - (42.18)
                             2007  64,027,839 1.13 - 1.16  73,516,561          0.20 1.17 - 2.60    (2.24) - 7.84
MSF T. Rowe Price Small Cap  2011  71,061,468 1.02 - 2.01  97,794,789            -- 0.30 - 2.65    (1.18) - 1.10
  Growth Subaccount          2010  76,912,938 1.03 - 2.00 105,806,004            -- 0.30 - 2.65    31.04 - 34.21
  (Commenced 4/28/2008)      2009  84,858,983 0.79 - 1.49  87,765,568          0.06 0.30 - 2.65    34.93 - 38.25
                             2008  91,237,701 0.58 - 1.08  69,058,943            -- 0.30 - 2.65 (34.75) - (33.70)
MSF Western Asset            2011  39,676,652 1.11 - 2.65  59,620,518          0.87 1.17 - 2.60      0.69 - 4.89
  Management Strategic Bond  2010   3,494,208 2.29 - 2.52   8,424,280          6.37 1.17 - 1.45    11.08 - 11.45
  Opportunities Subaccount   2009   3,762,287 2.06 - 2.27   8,142,474          6.88 1.17 - 1.45    30.34 - 30.64
                             2008   4,192,426 1.58 - 1.74   6,937,973          4.25 1.17 - 1.45 (16.23) - (15.99)
                             2007   4,659,891 1.89 - 2.07   9,169,920          2.79 1.17 - 1.45      2.50 - 2.78
MSF Western Asset            2011 101,794,264 1.07 - 2.53 148,935,292          1.53 0.15 - 2.45      2.95 - 5.33
  Management U.S. Government 2010 125,335,567 1.04 - 2.42 173,254,111          2.75 0.15 - 2.45      3.23 - 5.63
  Subaccount                 2009 140,576,689 1.00 - 2.31 185,790,047          4.76 0.15 - 2.45      1.78 - 4.15
                             2008 165,146,188 1.01 - 2.24 209,916,401          3.03 0.15 - 2.45   (2.77) - (0.45)
                             2007  85,176,942 1.03 - 2.28 135,725,343          2.75 0.15 - 2.45      0.83 - 4.21

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                    ----------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ----------- ----------- ----------- ------------- ----------- -------------------
Pioneer VCT Cullen Value       2011  10,856,888 0.94 - 1.02  10,766,616          0.73 1.50 - 2.75   (6.23) - (5.04)
  Subaccount                   2010  13,452,820 1.01 - 1.07  14,111,087          0.59 1.50 - 2.75      6.31 - 7.64
                               2009  14,948,808 0.94 - 1.00  14,626,585          0.78 1.50 - 2.75    12.54 - 14.01
                               2008  14,609,008 0.84 - 0.87  12,564,364          1.38 1.50 - 2.75 (34.39) - (33.56)
                               2007  15,163,835 1.27 - 1.32  19,730,517          0.81 1.50 - 2.75    (3.44) - 4.79
Pioneer VCT Emerging           2011   6,504,758 1.39 - 2.69  15,409,987            -- 1.50 - 2.75 (25.68) - (24.74)
  Markets Subaccount           2010   8,376,046 1.86 - 3.58  26,221,434          0.31 1.50 - 2.75    12.48 - 13.89
                               2009   9,315,020 1.65 - 3.15  25,836,006          0.89 1.50 - 2.75    69.34 - 71.42
                               2008   8,306,485 0.97 - 1.84  13,714,981          0.09 1.50 - 2.75 (59.46) - (58.92)
                               2007   9,123,959 2.38 - 4.47  37,020,827          0.34 1.50 - 2.75     3.09 - 41.66
Pioneer VCT Equity Income      2011  12,775,811 1.13 - 1.60  19,180,928          1.99 1.50 - 2.60      3.05 - 4.17
  Subaccount                   2010  14,712,580 1.09 - 1.53  21,292,601          2.05 1.50 - 2.60    16.21 - 17.49
                               2009  16,094,477 0.91 - 1.31  19,818,006          3.08 1.50 - 2.60    10.96 - 12.19
                               2008  18,907,498 0.82 - 1.17  20,833,195          2.58 1.50 - 2.60 (32.29) - (31.52)
                               2007  22,291,961 1.20 - 1.70  36,147,512          2.30 1.50 - 2.60   (9.22) - (0.96)
Pioneer VCT Ibbotson Growth    2011 206,818,842 0.93 - 1.11 217,767,479          1.96 1.50 - 2.90   (6.07) - (4.73)
  Allocation Subaccount        2010 221,599,749 0.99 - 1.16 246,699,062          1.91 1.50 - 2.90    11.41 - 13.12
                               2009 235,330,904 0.89 - 1.03 233,598,663          2.51 1.50 - 2.90    28.97 - 30.66
                               2008 241,041,098 0.69 - 0.79 184,451,666          2.24 1.50 - 2.90 (37.01) - (36.04)
                               2007 211,130,637 1.09 - 1.23 254,649,449          1.01 1.50 - 2.90    (5.52) - 4.06
Pioneer VCT Ibbotson Moderate  2011 107,898,072 0.97 - 1.13 116,552,439          2.52 1.50 - 2.90   (4.91) - (3.49)
  Allocation Subaccount        2010 119,014,176 1.02 - 1.18 134,202,065          2.54 1.50 - 2.90    10.65 - 12.23
                               2009 127,523,679 0.92 - 1.05 129,177,322          3.43 1.50 - 2.90    27.74 - 29.49
                               2008 131,739,676 0.72 - 0.81 103,808,691          2.90 1.50 - 2.90 (33.09) - (32.13)
                               2007 128,084,206 1.08 - 1.19 149,880,953          1.00 1.50 - 2.90    (3.28) - 4.10
Pioneer VCT Mid Cap Value      2011  21,724,375 1.10 - 1.67  32,437,470          0.65 1.40 - 2.75   (8.38) - (7.15)
  Subaccount                   2010  27,106,926 1.21 - 1.80  43,769,962          0.89 1.40 - 2.75    14.65 - 16.27
                               2009  31,686,148 0.95 - 1.55  43,949,273          1.29 1.40 - 2.75    21.93 - 23.45
                               2008  36,082,317 0.77 - 1.26  40,897,724          0.87 1.40 - 2.75 (35.58) - (34.65)
                               2007  42,880,338 1.19 - 1.93  74,924,012          0.57 1.40 - 2.75      2.45 - 3.86
Pioneer VCT Real Estate Shares 2011   6,712,774 1.34 - 2.19  13,366,638          2.18 1.50 - 2.60      6.90 - 8.11
  Subaccount                   2010   8,080,999 1.24 - 2.03  15,025,737          2.45 1.50 - 2.60    25.25 - 26.68
                               2009   8,382,574 0.96 - 1.60  12,313,902          4.45 1.50 - 2.60    28.17 - 29.57
                               2008   8,720,284 0.75 - 1.24  10,025,395          3.91 1.50 - 2.60 (39.99) - (39.28)
                               2007   9,621,836 1.24 - 2.04  18,378,703          2.53 1.50 - 2.60  (29.06) - (6.17)
UIF Growth Subaccount          2011   6,391,312 0.82 - 1.72   7,349,810          0.11 1.40 - 2.60   (5.22) - (4.13)
                               2010   7,852,817 0.86 - 1.81   9,543,702          0.12 1.40 - 2.60    19.72 - 21.27
                               2009   9,106,525 0.71 - 1.50   9,168,364            -- 1.40 - 2.60    61.13 - 63.27
                               2008  10,817,955 0.44 - 0.92   6,578,629          0.19 1.40 - 2.60 (50.47) - (49.93)
                               2007  13,918,589 0.88 - 1.85  16,896,083            -- 1.40 - 2.60   (4.56) - 20.24
UIF U.S. Real Estate           2011  11,698,765 1.31 - 1.36  15,642,002          0.84 1.40 - 1.90      3.96 - 4.46
  Subaccount                   2010  16,338,780 1.26 - 1.30  20,965,294          2.17 1.40 - 1.90    27.45 - 28.11
                               2009  20,079,803 0.99 - 1.01  20,149,396          3.29 1.40 - 1.90    25.92 - 26.59
                               2008  21,716,459 0.79 - 0.80  17,256,470          3.42 1.40 - 1.90 (39.04) - (38.76)
                               2007  25,452,950 1.29 - 1.31  33,106,666          1.14 1.40 - 1.90   (18.65) - 0.00

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                              -------------------------------- ---------------------------------------------
                                                                              EXPENSE(2)         TOTAL(3)
                                         UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                          LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                  UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                              --------- ----------- ---------- ------------- ----------- -------------------
Wells Fargo VT Small Cap 2011 2,074,209 1.36 - 2.09  3,218,582          0.65 0.30 - 1.85   (8.95) - (7.58)
  Value Subaccount       2010 2,391,673 1.48 - 2.27  4,028,620          1.51 0.30 - 1.85    15.16 - 16.95
                         2009 2,853,960 1.28 - 1.95  4,195,513          1.23 0.30 - 1.85    57.11 - 59.59
                         2008 2,939,820 0.81 - 1.22  2,659,523            -- 0.30 - 1.85 (45.53) - (44.70)
                         2007 3,380,492 1.48 - 2.22  5,618,575          0.02 0.30 - 1.85   (9.07) - (1.29)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized contract expenses of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Subaccount.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                                   GOLD TRACK

                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book 15-16                                             April 30, 2012

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:



     (1)  Statements of Assets and Liabilities as of December 31, 2011



     (2)  Statements of Operations for the year ended December 31, 2011



     (3) Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010


     (4)  Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2011 and 2010



     (2) Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009



     (3) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2011, 2010 and 2009



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009


     (5)  Notes to the Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
1.           Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit
             1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on
             Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)

1(a).        Resolution of the MetLife Insurance Company of Connecticut Board of
             Directors, dated March 24, 2008, authorizing the combining of MetLife of CT
             Separate Account QP for Variable Annuities into the MetLife of CT Separate
             Account Eleven for Variable Annuities. (Filed with this Registration
             Statement on Form N-4, File No. 333-152194, on November 20, 2008.)

2.           Not Applicable

3(a).        Distribution and Principal Underwriting Agreement among the Registrant,
             MetLife Insurance Company of Connecticut and MetLife Investors Distribution
             Company. (Filed with this Registration Statement on Form N-4, File No. 333-
             152194, on November 20, 2008.)

3(b).        Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
             MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form
             N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)

3(c).        Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343/811-07465 filed April 4, 2007.)

3(d).        Services Agreement between MetLife Investors Distribution Company and MetLife
             Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
             (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment
             No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration
             Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
4(a).        Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit
             4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on
             August 27, 1996.)

4(b).        Company Name Change Endorsement. (Incorporated herein by reference to Exhibit
             4(c) to Post Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File No. 033-65343
             filed April 6, 2006.)

4(c).        Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post
             Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

4(d).        Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to
             Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)

4(d)(i)      403(b) Nationwide Tax Sheltered Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of
             CT Separate Account Eleven for Variable Annuities Registration Statement on
             Form N-4, FIle No. 333-152189, filed April 6, 2010)

4(e).        Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
             Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7,
             2008.)

4(f).        MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-
             22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-
             Effective Amendment No. 4 to the Registration Statement on Form N-4, File No.
             333-152189, filed April 4, 2012.)

4(g).        MetLife Insurance Company of Connecticut 457(b) Plan Endorsement
             (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the
             Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.

5.           Applications

                  a.   Master Application Gold Track Select L-21158 A Order No. L-21158
                       Rev. 5-06*

                  b.   Enrollment/Investment Selection Form L-21018GTS-MLR Rev. 11-06*

                  c.   Master Application Gold Track Select L-21158 A Order No. L-21158
                       Rev. 11-06*

             (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)

6(a).        Certificate of Amendment to the Charter as Amended and Restated of The
             Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post Effective Amendment No. 14 to The Travelers Fund
             ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-
             65343 filed April 6, 2006.)

6(a)(i).     Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4(th) day of April, 2007, to the Certificate of Amendment to the Charter
             of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)

6(b).        By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
             (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).        Charter of The Travelers Insurance Company, as amended on October 19, 1994.
             (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-
             4, File No. 333-65942 filed April 15, 2003.)

8.           Form of Participation Agreement. (Incorporated herein by reference to Exhibit
             8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-
             4, File No. 333-101778, filed April 21, 2005.)

8(a).        Participation Agreement among Met Investors Series Trust, Met Investors
             Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance
             Company and The Travelers Life and Annuity Company effective November 1,
             2005. (Incorporated herein by reference to Exhibit 8(c) to Post Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8(a)(i).     First Amendment to the Participation Agreement Among Met Investors Series
             Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as
             of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-
             Effective Amendment No. 4 to the Registration Statement on Form N-4, File No.
             333-152189, filed April 4, 2012.)

8(a)(ii).    Amendment to each of the Participation Agreements currently in effect between
             Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
             Distribution Company and Metropolitan Life Insurance Company, MetLife
             Insurance Company of Connecticut, MetLife Investors USA Insurance Company,
             MetLife Investors Insurance Company, First MetLife Investors Insurance
             Company, New England Life Insurance Company and General American Life
             Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration
             Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

8(b)(i).     Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of
             Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333-
             00165 filed on October 31, 2007.)

8(b)(ii).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance
             Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File
             No. 333- 00165 filed on October 31, 2007.)

8(b)(iii).   Amendment to each of the Participation Agreements currently in effect between
             Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors
             Distribution Company and Metropolitan Life Insurance Company, Metropolitan
             Tower Life Insurance Company,  MetLife Insurance Company of Connecticut,
             MetLife Investors USA Insurance Company, MetLife Investors Insurance Company,
             First MetLife Investors Insurance Company, New England Life Insurance Company
             and General American Life Insurance Company effective April 30, 2010.
             Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective
             Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-
             152189, filed April 4, 2012.)

8(c).        Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company, American Funds Insurance Series, American Funds
             Distributors, Inc. and Capital Research and Management Company effective
             October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005
             and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(e) to
             Post-Effective Amendment No. 19 to the Registration Statement on Form N-4,
             File No. 333-101778, filed April 7, 2009.)

8(c)(i).     Amendment to Participation Agreement (Summary) (4/30/10). Filed herein

8(d).        Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP
             Fund III effective May 1, 2001 and Amendments to the Amended and Restated
             Participation Agreement (respectively effective May 1, 2003, December 8,
             2004, October 1, 2005, June 18, 2007 and April 28, 2008.) (Incorporated
             herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(d)(i).     Summary Participation Agreement (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the
             Registration Statement on Form N-4, File No. 333-152189, filed April 5,
             2011.)

8(e).        Participation Agreement among Delaware Group Premium Fund, Inc., Delaware
             Distributors, L.P., Delaware Management Company and The Travelers Insurance
             Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No.
             15 to the Registrants Registration Statement on Form N-6 (File No. 333-
             71349)filed April 9, 2009)

8(e)(i).     Amendment to Participation Agreement (Summary) (4/30/10). Filed herein


  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
8(f).        Amended and Restated Participation Agreement Among The Travelers Insurance
             Company, The Travelers Life and Annuity Company, Travelers Distribution LLC,
             Franklin Templeton Variable Insurance Products Trust and Franklin Templeton
             Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and
             Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the
             Registration Statement on Form N-4, File No. 333-101778, filed April 7,
             2009.)

8(f)(i).     Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10),
             (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective
             Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-
             152189, filed April 5, 2011.)

8(f)(ii).    Participation Agreement Addendum effective as of May 1, 2011, Franklin
             Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
             Inc., MetLife Insurance Company of Connecticut and MetLife Investors
             Distribution Company. Incorporated herein by reference to Exhibit 8(d)(ii) to
             Post-Effective Amendment No. 4 to the Registration Statement on Form N-4,
             File No. 333-152189, filed April 4, 2012.)

8(g).        Participation Agreement Among The Travelers Insurance Company, The Travelers
             Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and
             Amendments to the Participation Agreement (respectively effective July 1,
             2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1,
             2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration
             Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(g)(i).     Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011.
             Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective
             Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-
             152189, filed April 4, 2012.)

8(h).        Participation Agreement Among MetLife Insurance Company of Connecticut, Legg
             Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
             Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund
             Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to
             Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement
             on Form N-4, File No. 333-101778, filed April 7, 2009.)

8(h)(i).     Amendment to Participation Agreement (Summary) (4/30/10). (Incorporated
             herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to
             the Registration Statement on Form N-4, File No. 333-152189, filed April 5,
             2011.)

9.           Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by reference to Exhibit 9 to this Registration Statement on Form N-4, File No. 333-152194 filed on November 20, 2008.)

10.          Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith

11.          Not Applicable

12.          Not Applicable

13.          Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
             Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie
             C. Swift as signatory for Michael K. Farrell, Maria R. Morris, Robert E.
             Sollmann, Jr., Stanley J. Talbi and Peter M. Carlson. (Incorporated herein by reference to Exhibit 13 on Form N-4, File No. 333-152194, filed April 6,
             2010)



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Insurance Company of Connecticut
    1300 Hall Boulevard
    Bloomfield, Connecticut 06022-2910

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Michael K. Farrell            Director, Chairman of the Board, President and Chief Executive
10 Park Avenue                Officer
Morristown, NJ 07962


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Maria R. Morris               Director
1095 Avenue of the Americas
New York, New York 10036

Peter M. Carlson              Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, New York 10036

Steven J. Goulart             Executive Vice President and Chief Investment Officer
1095 Avenue of the Americas
New York, New York 10036

Nicholas D. Latrenta          General Counsel
1095 Avenue of the Americas
New York, New York 10036

Stanley J. Talbi              Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, New York 10036

Robin Lenna                   Executive Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Marlene B. Debel              Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036
United States

William D. Cammarata          Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget           Senior Vice President
1095 Avenue of the Americas
New York, New York 10036

Gene L. Lunman                Senior Vice President
1300 Hall Boulevard
Bloomfield, CT 06022

William Raczko                Senior Vice President
501 Route 22
Bridgewater, NJ 08807

Roberto Baron                 Vice President and Senior Actuary
1095 Avenue of the Americas
New York, New York 10036

S. Peter Headley              Vice President and Assistant Secretary
8717 W. 110(th) Street
Overland Parks, KS 66210

Andrew Kaniuk                 Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Bennett Kleinberg             Vice President and Senior Actuary
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer         Vice President and Actuary
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
---------------------------   ---------------------------------------------------------------
Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Andrew T. Aoyama              Vice President
200 Park Avenue
New York, NY 10166

Steven J. Brash               Vice President
1095 Avenue of the Americas
New York, New York 10036

Deirdre E. Curran             Vice President
300 Davidson Avenue
Somerset, NJ 08873

Mark Davis                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta             Vice President
10 Park Avenue
Morristown, NJ 07962

John J. Iwanicki              Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Sebastian J. Janssen          Vice President
485-B US Highway 1 South
Iselin, NJ 08830

Karen A. Johnson              Vice President
501 Boylston Street
Boston, MA 02116

James M. Koeger               Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Daniel A. O'Neill             Vice President
8717 W. 110(th) Street
Overland Parks, KS 66210

Mark S. Reilly                Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06022

Ragai A. Roushdy              Vice President
10 Park Avenue
Morristown, NJ 07962

Kathleen J. Schoos            Vice President
700 Quaker Lane
Warwick, RI 02886

Nan D. Tecotzky               Vice President
200 Park Avenue
12(th) Floor
New York, NY 10166

Mark. H. Wilsmann             Vice President
10 Park Avenue
Morristown, NJ 07962

Michael F. Tietz              Vice President
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

                                        6


ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2012, there were 222,787 owners of qualified contracts and 3,081 owners of non-qualified contracts offered by the Registrant (MetLife of Connecticut Separate Account 11).




ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.





NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
Michael K. Farrell             Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham               Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta             Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester              President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget            Executive Vice President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew G. Aiello               Senior Vice President, Channel Head - National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker              Senior Vice President, Channel Head - Independent Accounts
18210 Crane Nest
Tampa, FL 33647

Isaac Torres                   Secretary
1095 Avenue of the Americas
New York, NY 10036

Curtis Wohlers                 Senior Vice President, National Sales Manager, Independent
1300 Hall Boulevard            Planners and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                 Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez               Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

Debora L. Buffington           Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------------------   ---------------------------------------------------------------
David DeCarlo                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Rashid Ismail                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros               Vice President
200 Park Avenue
40(th) Floor
New York, NY 10166




(b) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                  (1)                      NET UNDERWRITING          (3)              (4)
           NAME OF PRINCIPAL                 DISCOUNTS AND     COMPENSATION ON     BROKERAGE             (5)
              UNDERWRITER                     COMMISSIONS         REDEMPTION      COMMISSIONS    OTHER COMPENSATION
           -----------------               ----------------    ---------------    -----------    ------------------
MetLife Investors Distribution
  Company..............................       $39,198,439             $0               $0                $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06002-2910

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) of such letter.


MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the town of Bloomfield, and Sate of Connecticut on this 4th Day of April 2012.

          MetLife of CT Separate Account Eleven for Variable Annuities
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                     and Senior Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th Day of April 2012.


         /s/ *MICHAEL K. FARRELL                  Director, Chairman of the Board, President
---------------------------------------------        and Chief Executive Officer
             (Michael K. Farrell)

          /s/ *MARIA R. MORRIS                    Director
---------------------------------------------
              (Maria R. Morris)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

          /s/ *PETER M. CARLSON                   Executive Vice President and Chief
---------------------------------------------        Accounting Officer
              (Peter M. Carlson)



                                        *By:         /s/ MYRA L. SAUL
                                             -----------------------------------
                                               Myra L. Saul , Attorney-in-fact


* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

10    Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm